UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23235
Morningstar Funds Trust
(Exact name of registrant as specified in charter)

Morningstar Funds Turst
22 W. Washington Street
Chicago, IL 60602
(Address of principal executive offices)(Zip Code)

D. Scott Schilling
Morningstar Funds Trust
22 W. Washington Street
Chicago, IL 60602

With a copy to:

Eric S. Purple
Stradley Ronon Stevens & Young, LLP
2000 K Street N.W. Suite 700
Washington, District of Columbia, 20006
(Name and address of agent for service)
Registrant's telephone number, including area code:
(312) 696-6000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable.
Morningstar U.S. Equity Fund
Institutional/MSTQX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar U.S. Equity Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information
by
contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar U.S. Equity Fund	$ 45	0.84%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,695,401,633
Total number of portfolio holdings	503
Portfolio turnover rate	14%
Graphical Representation of Holdings
as o
f October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	89.3%
Investment Companies	9.2%
Other less than 2%	1.6%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar International Equity Fund
Institutional/MSTFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar International Equity Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar International Equity Fund	$ 51	0.99%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 829,095,196
Total number of portfolio holdings	641
Portfolio turnover rate	22%
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the
Fund
.
Asset Type Allocation
Common Stocks	95.1%
Short-Term Investments	4.7%
Other less than 2%	1.8%
Industry Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Global Income Fund
Institutional/MSTGX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar Global Income Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Income Fund	$ 38	0.73%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 191,787,167
Total number of portfolio holdings	635
Portfolio turnover rate	34%
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the
Fund
.
Asset Type Allocation
Common Stocks	42.0%
Investment Companies	14.1%
Corporate Bonds	9.2%
Short-Term Investments	8.3%
Mortgage-Backed Securities	8.0%
Term Loans	7.4%
Foreign Issuer Bonds	6.5%
Asset-Backed Securities	3.9%
Master Limited Partnerships	3.6%
Other less than 2%	(0.3) %
Industry Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Total Return Bond Fund
Institutional/MSTRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar Total Return Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Total Return Bond Fund	$ 28	0.54%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 871,551,796
Total number of portfolio holdings	1,581
Portfolio turnover rate	197%
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	61.5%
Mortgage-Backed Securities	19.7%
U.S. Government Obligations	12.2%
Short-Term Investments	11.3%
Corporate Bonds	10.2%
Foreign Issuer Bonds	3.3%
Other less than 2%	0.6%
Industry Sector Allocation
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Municipal Bond Fund
Institutional/MSTPX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Municipal Bond Fund	$ 30	0.58%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 322,602,840
Total number of portfolio holdings	743
Portfolio turnover rate	15%
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Municipal Bonds	89.1%
Short-Term Investments	10.1%
Municipal Issue Type Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Defensive Bond Fund
Institutional/MSTBX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar Defensive Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Defensive Bond Fund	$ 25	0.48%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 127,849,170
Total number of portfolio holdings	212
Portfolio turnover rate	13%
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	39.1%
Mortgage-Backed Securities	20.7%
Short-Term Investments	15.1%
Asset-Backed Securities	13.2%
U.S. Government Obligations	6.0%
Corporate Bonds	4.6%
Other less than 2%	1.4%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Multisector Bond Fund
Institutional/MSTMX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar Multisector Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Multisector Bond Fund	$ 41	0.79%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 180,184,640
Total number of portfolio holdings	1,460
Portfolio turnover rate	83%
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Foreign Issuer Bonds	44.9%
Corporate Bonds	42.0%
Short-Term Investments	4.5%
Term Loans	2.3%
Other less than 2%	5.5%
Industry Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Global Opportunistic Equity Fund
Institutional/MSTSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar Global Opportunistic Equity Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Opportunistic Equity Fund	$ 37	0.71%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 321,441,674
Total number of portfolio holdings	218
Portfolio turnover rate	27%
Graphical Representation of Holdings as of October 31, 2024
The tables below show
the
investment makeup of the Fund, representing a

percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	49.6%
Common Stocks	48.0%
Short-Term Investments	5.9%
Industry Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Alternatives Fund
Institutional/MSTVX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Morningstar Alternatives Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Alternatives Fund	$ 69	1.34%
Key Fund Statistics as of October 31, 2024
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 227,695,262
Total number of portfolio holdings	2,421
Portfolio turnover rate	84%
Graphical Representation of Holdings as of October 31, 2024
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Convertible Bonds	30.9%
Common Stocks	26.2%
Contracts for Differences - Long	20.5%
Corporate Bonds	17.4%
Mortgage-Backed Securities	12.0%
Short-Term Investments	8.6%
Foreign Issuer Bonds	2.8%
Other less than 2%	4.4%
Common Stocks Sold Short	(14.1) %
Contracts for Differences - Short	(17.3) %
Industry Sector Allocation
Availability of Additional Information
You
can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

October 31, 2024 (unaudited)

S E M I - A N N U A L   F I N A N C I A L   S T A T E M E N T S   A N D
A D D I T I O N A L   I N F O R M A T I O N

Morningstar Funds Trust

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Global Opportunistic Equity Fund

Morningstar Alternatives Fund

Introduction
Morningstar Investment Management LLC launched an open end management investment company consisting of nine separate portfolios (each a "Fund") that span the investment opportunity set1. Most of these Funds are designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation, allocation to active managers (known as “subadvisers”), and exposures to Exchange-Traded Funds ("ETFs"), or individual equity securities allows us to adjust sub-asset class allocations based on our valuation views and those of the subadvisers.
Concept and Structure
We created the Morningstar Funds Trust using an open architecture, multimanager approach, selecting subadvisers we believed fit best with our investment philosophy and the investment objectives of each Morningstar Fund2. We have recommended subadvisers we believed were independent, skilled investors in their respective asset classes to manage the Funds and we continuously monitor such subadvisers to confirm that they continue to meet our standards.
Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.
How to Read This Report
Unless stated otherwise, this report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2024, through October 31, 2024. Included are fund holdings and positioning that may aid understanding of returns for the period.
Statements made within this report are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change views about individual holdings, sectors, and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Morningstar Funds’ future investment intent.
1All references to "we" or "our" in this report, including the funds' performance summaries, refer to Morningstar Investment Management LLC.
2 Morningstar Funds Trust is an open end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 89.3%
Advertising & Marketing – 0.0%(a)
Interpublic Group of Cos. (The), Inc.	4,785	$140,679
Omnicom Group, Inc.	2,169	219,069
		359,748
Aerospace & Defense – 2.7%
AAR Corp.*	24,324	1,427,819
Barnes Group, Inc.	16,343	764,199
Boeing (The) Co.*	46,781	6,984,871
General Dynamics Corp.	28,687	8,365,416
Huntington Ingalls Industries, Inc.	7,796	1,441,948
Kratos Defense & Security Solutions, Inc.*	36,161	821,578
L3Harris Technologies, Inc.	12,046	2,981,023
Moog, Inc., Class A	8,083	1,524,454
Northrop Grumman Corp.	11,691	5,950,953
RTX Corp.	125,023	15,126,533
		45,388,794
Apparel & Textile Products – 0.1%
Deckers Outdoor Corp.*	1,266	203,687
NIKE, Inc., Class B	4,369	336,981
Ralph Lauren Corp.	743	147,062
Skechers USA, Inc., Class A*	1,757	107,985
Tapestry, Inc.	2,114	100,309
		896,024
Asset Management – 1.2%
Ameriprise Financial, Inc.	393	200,548
Apollo Global Management, Inc.	4,081	584,644
Blackrock, Inc.	5,937	5,824,375
Charles Schwab (The) Corp.	10,362	733,940
Cohen & Steers, Inc.(b)	25,653	2,533,747
Franklin Resources, Inc.	3,469	72,051
Hamilton Lane, Inc., Class A	17,777	3,193,460
Invesco Ltd.	3,772	65,407
KKR & Co., Inc.	36,208	5,005,394
LPL Financial Holdings, Inc.	322	90,862
Raymond James Financial, Inc.	1,859	275,541
Stifel Financial Corp.	11,474	1,188,936
T. Rowe Price Group, Inc.	560	61,522
		19,830,427
Automotive – 0.5%
Autoliv, Inc. (Sweden)	1,170	108,669
BorgWarner, Inc.	3,563	119,824
	Number of Shares	Value
Automotive (Continued)
General Motors Co.	9,079	$460,850
Gentex Corp.	6,707	203,289
Lear Corp.	12,895	1,234,825
Tesla, Inc.*	20,600	5,146,910
XPEL, Inc.*	32,047	1,236,053
		8,510,420
Banking – 3.7%
Atlantic Union Bankshares Corp.	38,486	1,454,771
Bank of America Corp.	36,929	1,544,371
Bank of NT Butterfield & Son (The) Ltd. (Bermuda)	23,029	842,171
Bank OZK(b)	81,184	3,551,800
Banner Corp.	13,478	863,131
Citigroup, Inc.	101,831	6,534,495
Citizens Financial Group, Inc.	14,928	628,767
City Holding Co.(b)	13,565	1,581,679
Comerica, Inc.	3,772	240,314
Fifth Third Bancorp	16,822	734,785
First Bancorp	35,689	1,488,231
Huntington Bancshares, Inc.	51,126	797,054
JPMorgan Chase & Co.	89,648	19,894,684
KeyCorp	35,907	619,396
M&T Bank Corp.	4,239	825,249
National Bank Holdings Corp., Class A	25,912	1,165,004
Pinnacle Financial Partners, Inc.	17,030	1,795,814
PNC Financial Services Group (The), Inc.	29,051	5,469,432
Regions Financial Corp.	22,861	545,692
Renasant Corp.	44,530	1,518,918
Seacoast Banking Corp. of Florida	58,243	1,555,088
Simmons First National Corp., Class A	42,564	987,485
Truist Financial Corp.	19,985	860,354
U.S. Bancorp	22,527	1,088,279
Veritex Holdings, Inc.	27,064	730,728
Webster Financial Corp.	57,196	2,962,753
Wells Fargo & Co.	26,170	1,698,956
Zions Bancorp N.A.	5,533	288,048
		62,267,449
Beverages – 0.9%
Brown-Forman Corp., Class B	3,202	140,984
Diageo PLC (United Kingdom)	123,507	3,814,116

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Beverages (Continued)
Monster Beverage Corp.*	121,682	$6,410,208
PepsiCo, Inc.	28,775	4,778,952
		15,144,260
Biotechnology & Pharmaceuticals – 2.7%
AbbVie, Inc.	30,088	6,134,041
Amgen, Inc.	1,213	388,354
Biogen, Inc.*	492	85,608
Bristol-Myers Squibb Co.	14,545	811,175
Certara, Inc.*	147,942	1,509,008
Eli Lilly & Co.	9,200	7,633,608
Exelixis, Inc.*	6,624	219,917
Gilead Sciences, Inc.	10,353	919,553
Intra-Cellular Therapies, Inc.*	23,865	2,022,559
Johnson & Johnson	53,382	8,533,647
Merck & Co., Inc.	37,595	3,846,720
Pfizer, Inc.	212,707	6,019,608
Regeneron Pharmaceuticals, Inc.*	954	799,643
United Therapeutics Corp.*	528	197,456
Zoetis, Inc.	39,173	7,003,349
		46,124,246
Cable & Satellite – 0.5%
Charter Communications, Inc., Class A(b)*	557	182,479
Comcast Corp., Class A	198,063	8,649,411
Sirius XM Holdings, Inc.(b)	3,032	80,833
		8,912,723
Chemicals – 1.8%
Air Products and Chemicals, Inc.	1,380	428,531
Ashland Global Holdings, Inc.	47,482	4,015,553
Axalta Coating Systems Ltd.*	3,417	129,573
Balchem Corp.	14,061	2,352,827
CF Industries Holdings, Inc.	1,272	104,597
Corteva, Inc.	36,163	2,203,050
DuPont de Nemours, Inc.	48,515	4,026,260
Eastman Chemical Co.	1,183	124,322
Hawkins, Inc.	9,350	999,515
Innospec, Inc.	26,804	2,888,935
LyondellBasell Industries N.V., Class A	1,298	112,731
PPG Industries, Inc.	13,571	1,689,725
Sherwin-Williams (The) Co.	29,195	10,474,290
	Number of Shares	Value
Chemicals (Continued)
Stepan Co.	20,603	$1,490,421
Westlake Corp.	662	87,344
		31,127,674
Commercial Support Services – 0.4%
Casella Waste Systems, Inc., Class A(b)*	27,691	2,710,395
Insperity, Inc.	14,348	1,130,192
Paychex, Inc.	1,493	208,020
Robert Half, Inc.	1,663	113,267
Verra Mobility Corp.*	55,970	1,453,541
Waste Management, Inc.	6,050	1,305,892
		6,921,307
Construction Materials – 0.2%
Owens Corning	915	161,763
Trex Co., Inc.*	50,783	3,597,975
		3,759,738
Containers & Packaging – 0.1%
AptarGroup, Inc.	2,068	347,238
Berry Global Group, Inc.	2,470	174,012
Crown Holdings, Inc.	1,184	110,763
Graphic Packaging Holding Co.	6,692	189,116
International Paper Co.(b)	3,536	196,389
Packaging Corp. of America	1,100	251,834
Sealed Air Corp.	2,662	96,311
Smurfit WestRock PLC	3,096	159,444
		1,525,107
Diversified Industrials – 1.1%
3M Co.	5,009	643,506
Dover Corp.	1,268	240,070
Emerson Electric Co.	6,302	682,318
Honeywell International, Inc.	35,186	7,237,057
Illinois Tool Works, Inc.	15,061	3,932,879
Parker-Hannifin Corp.	9,959	6,314,703
		19,050,533
E-Commerce Discretionary – 2.8%
Amazon.com, Inc.*	252,697	47,102,721
eBay, Inc.	2,101	120,828
		47,223,549
Electric Utilities – 2.7%
Ameren Corp.	2,446	213,071
American Electric Power Co., Inc.	24,326	2,402,193
Avista Corp.	39,917	1,496,089
CMS Energy Corp.	3,627	252,475

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
Consolidated Edison, Inc.	2,782	$282,874
Dominion Energy, Inc.	108,007	6,429,657
Duke Energy Corp.	78,629	9,063,565
Evergy, Inc.	3,612	218,309
Eversource Energy	2,504	164,888
Exelon Corp.	66,446	2,611,328
NextEra Energy, Inc.	41,000	3,249,250
Northwestern Energy Group, Inc.	26,559	1,419,844
NRG Energy, Inc.	2,318	209,547
PG&E Corp.	229,446	4,639,398
Sempra	10,248	854,376
Southern (The) Co.	93,030	8,468,521
Xcel Energy, Inc.	45,445	3,036,180
		45,011,565
Electrical Equipment – 1.7%
A.O. Smith Corp.	1,416	106,342
AAON, Inc.	13,456	1,536,944
Allegion PLC	1,038	144,936
AMETEK, Inc.	1,609	294,994
Amphenol Corp., Class A	15,286	1,024,468
Eaton Corp. PLC	43,313	14,361,725
Hubbell, Inc.	398	169,958
Johnson Controls International PLC	31,485	2,378,692
Lennox International, Inc.	290	174,745
Modine Manufacturing Co.*	16,255	1,914,351
Novanta, Inc.*	17,539	2,985,839
Otis Worldwide Corp.	12,882	1,265,012
Rockwell Automation, Inc.	394	105,084
Sensata Technologies Holding PLC	37,453	1,286,136
TE Connectivity PLC (Switzerland)	1,172	172,776
Trane Technologies PLC	4,492	1,662,759
		29,584,761
Entertainment Content – 1.5%
Electronic Arts, Inc.	9,468	1,428,248
Netflix, Inc.*	25,811	19,513,890
Walt Disney (The) Co.	51,341	4,939,004
		25,881,142
Food – 1.5%
BellRing Brands, Inc.*	50,655	3,334,619
Campbell Soup Co.	4,270	199,195
Conagra Brands, Inc.	8,226	238,060
General Mills, Inc.	3,283	223,310
Hershey (The) Co.(b)	879	156,093
Ingredion, Inc.	1,918	254,634
	Number of Shares	Value
Food (Continued)
J&J Snack Foods Corp.	9,284	$1,523,690
Lamb Weston Holdings, Inc.	1,796	139,531
Lancaster Colony Corp.	17,173	2,981,233
Mondelez International, Inc., Class A	80,022	5,479,906
Nestle S.A.(c)	45,885	4,335,795
Post Holdings, Inc.*	54,695	5,973,241
Tyson Foods, Inc., Class A	4,257	249,418
		25,088,725
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co.	10,742	1,429,008
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	1,289	178,024
Atmos Energy Corp.(b)	2,845	394,829
UGI Corp.	62,512	1,494,662
		2,067,515
Health Care Facilities & Services – 3.4%
Cencora, Inc.	1,372	312,926
Charles River Laboratories International, Inc.*	280	50,002
Cigna Group (The)	34,195	10,764,928
CVS Health Corp.	3,960	223,582
DaVita, Inc.*	1,217	170,149
Elevance Health, Inc.	12,022	4,878,047
Encompass Health Corp.	2,284	227,167
Ensign Group (The), Inc.	22,169	3,435,973
HCA Healthcare, Inc.	2,148	770,574
HealthEquity, Inc.*	59,101	5,038,360
Henry Schein, Inc.*	2,392	167,990
Humana, Inc.	9,269	2,389,826
Labcorp Holdings, Inc.	12,234	2,792,655
McKesson Corp.	19,460	9,741,481
Medpace Holdings, Inc.*	7,032	2,209,595
PACS Group, Inc.(b)*	26,304	1,122,655
Quest Diagnostics, Inc.	1,993	308,576
Tenet Healthcare Corp.*	677	104,949
UnitedHealth Group, Inc.	23,218	13,106,561
Universal Health Services, Inc., Class B	869	177,545
		57,993,541
Home & Office Products – 0.1%
Arhaus, Inc.	121,540	1,030,659
Tempur Sealy International, Inc.	1,969	94,335
Whirlpool Corp.	657	68,006
		1,193,000

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Home Construction – 0.4%
Century Communities, Inc.	16,775	$1,487,272
DR Horton, Inc.	1,003	169,507
Fortune Brands Innovations, Inc.	17,903	1,491,857
Lennar Corp., Class A	1,019	173,536
Masco Corp.	1,784	142,559
Mohawk Industries, Inc.*	520	69,820
NVR, Inc.*	361	3,304,164
PulteGroup, Inc.	1,368	177,197
Toll Brothers, Inc.	1,708	250,120
		7,266,032
Household Products – 0.8%
Central Garden & Pet Co., Class A*	22,468	654,718
Clorox (The) Co.	987	156,489
Colgate-Palmolive Co.	15,497	1,452,224
Kenvue, Inc.	183,021	4,196,672
Kimberly-Clark Corp.	22,195	2,978,125
Prestige Consumer Healthcare, Inc.*	19,903	1,467,846
Reckitt Benckiser Group PLC (United Kingdom)	36,666	2,224,307
		13,130,381
Industrial Intermediate Products – 0.3%
AZZ, Inc.	15,293	1,165,021
RBC Bearings, Inc.*	11,823	3,314,578
		4,479,599
Industrial Support Services – 1.3%
Fastenal Co.	3,105	242,749
H&E Equipment Services, Inc.	13,700	715,825
SiteOne Landscape Supply, Inc.*	14,365	2,007,365
United Rentals, Inc.	198	160,934
W.W. Grainger, Inc.	9,845	10,920,369
Watsco, Inc.	253	119,672
WESCO International, Inc.	43,185	8,290,225
		22,457,139
Institutional Financial Services – 1.8%
Bank of New York Mellon (The) Corp.	9,123	687,509
CME Group, Inc.	4,641	1,045,896
Goldman Sachs Group (The), Inc.	2,498	1,293,439
Intercontinental Exchange, Inc.	29,280	4,563,874
Moelis & Co., Class A	43,935	2,917,284
Morgan Stanley	85,146	9,898,223
Nasdaq, Inc.	91,453	6,760,206
	Number of Shares	Value
Institutional Financial Services (Continued)
Northern Trust Corp.	6,804	$683,938
Perella Weinberg Partners	46,257	935,779
Piper Sandler Cos.	5,182	1,469,822
SEI Investments Co.	3,880	290,069
State Street Corp.	7,145	663,056
		31,209,095
Insurance – 4.5%
Allstate (The) Corp.	15,959	2,976,673
American International Group, Inc.	78,050	5,922,434
AMERISAFE, Inc.	15,587	842,477
Aon PLC, Class A	29,257	10,733,516
Baldwin Insurance Group (The), Inc.*	29,422	1,361,062
Chubb Ltd.	26,245	7,412,638
Goosehead Insurance, Inc., Class A*	25,157	2,739,597
Hartford Financial Services Group (The), Inc.	21,757	2,402,843
Loews Corp.	10,073	795,364
Marsh & McLennan Cos., Inc.	70,542	15,395,086
Progressive (The) Corp.	61,344	14,896,163
Travelers (The) Cos., Inc.	29,571	7,272,692
Willis Towers Watson PLC	8,898	2,688,887
		75,439,432
Internet Media & Services – 6.8%
Airbnb, Inc., Class A*	16,100	2,170,119
Alphabet, Inc., Class A	317,651	54,353,263
Booking Holdings, Inc.	108	505,035
GoDaddy, Inc., Class A*	9,395	1,567,086
Meta Platforms, Inc., Class A	80,613	45,754,327
Uber Technologies, Inc.*	124,279	8,954,302
VeriSign, Inc.*	13,178	2,330,397
		115,634,529
IT Services – 1.2%
Accenture PLC, Class A (Ireland)	40,118	13,833,489
Amdocs Ltd.	3,046	267,271
CDW Corp.	5,027	946,232
Cognizant Technology Solutions Corp., Class A	1,430	106,664
Globant S.A.*	15,685	3,292,125
ICF International, Inc.	15,663	2,640,625
		21,086,406
Leisure Facilities & Services – 1.2%
Chipotle Mexican Grill, Inc.*	7,486	417,494

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Domino's Pizza, Inc.	313	$129,497
Dutch Bros., Inc., Class A*	41,852	1,386,138
Marriott International, Inc., Class A	19,896	5,173,358
McDonald's Corp.	4,923	1,438,057
Papa John's International, Inc.(b)	24,053	1,260,137
Red Rock Resorts, Inc., Class A	137,197	7,060,158
Starbucks Corp.	31,030	3,031,631
TKO Group Holdings, Inc.*	776	90,613
Vail Resorts, Inc.	4,211	697,721
Wingstop, Inc.	275	79,115
		20,763,919
Leisure Products – 0.1%
Brunswick Corp.	1,035	82,531
Hasbro, Inc.	931	61,102
Polaris, Inc.	1,043	72,916
YETI Holdings, Inc.*	46,312	1,630,645
		1,847,194
Machinery – 1.2%
Alamo Group, Inc.	8,510	1,442,785
Caterpillar, Inc.	1,348	507,118
CSW Industrials, Inc.(b)	7,053	2,490,414
Deere & Co.	1,635	661,668
Donaldson Co., Inc.	3,985	291,543
Esab Corp.	10,771	1,325,264
Graco, Inc.	1,710	139,280
Helios Technologies, Inc.	31,719	1,463,197
IDEX Corp.	946	203,049
Kadant, Inc.(b)	12,430	4,139,936
Middleby (The) Corp.*	700	90,790
Regal Rexnord Corp.	34,807	5,796,758
Snap-on, Inc.	732	241,655
Stanley Black & Decker, Inc.	792	73,609
Thermon Group Holdings, Inc.*	28,786	754,481
Xylem, Inc.	1,249	152,103
		19,773,650
Medical Equipment & Devices – 3.1%
Abbott Laboratories	44,741	5,072,287
Alcon A.G.(b)	60,014	5,518,287
Avanos Medical, Inc.*	51,690	965,569
Baxter International, Inc.	1,714	61,190
Becton Dickinson & Co.	3,897	910,300
Boston Scientific Corp.*	42,749	3,591,771
CONMED Corp.	21,677	1,479,238
Enovis Corp.(b)*	51,765	2,136,342
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Envista Holdings Corp.*	44,819	$939,854
Inspire Medical Systems, Inc.*	10,387	2,025,881
Intuitive Surgical, Inc.*	17,960	9,048,966
Medtronic PLC	24,919	2,224,021
Merit Medical Systems, Inc.*	14,964	1,476,348
Solventum Corp.*	1,231	89,346
Stryker Corp.	23,492	8,369,730
Thermo Fisher Scientific, Inc.	17,008	9,291,811
Waters Corp.*	369	119,228
		53,320,169
Metals & Mining – 0.3%
Constellium S.E.*	103,056	1,143,922
Freeport-McMoRan, Inc.	96,628	4,350,192
		5,494,114
Oil & Gas Supply Chain – 4.1%
Antero Midstream Corp.	59,643	857,070
Cheniere Energy, Inc.	24,783	4,742,971
Chevron Corp.	36,325	5,405,886
Civitas Resources, Inc.	16,654	812,549
ConocoPhillips	81,039	8,877,012
Coterra Energy, Inc.	84,347	2,017,580
Diamondback Energy, Inc.	5,483	969,230
DT Midstream, Inc.	10,425	939,814
Enbridge, Inc. (Canada)	122,678	4,955,227
EOG Resources, Inc.	30,634	3,736,123
Exxon Mobil Corp.	62,304	7,275,861
Kinder Morgan, Inc.	192,814	4,725,871
New Fortress Energy, Inc.(b)	25,073	210,864
Northern Oil & Gas, Inc.(b)	42,702	1,547,948
ONEOK, Inc.	45,171	4,376,166
Pembina Pipeline Corp. (Canada)	34,675	1,450,654
Sitio Royalties Corp., Class A	71,868	1,601,938
SM Energy Co.	35,982	1,510,165
South Bow Corp. (Canada)*	15,664	391,164
Targa Resources Corp.	10,445	1,743,897
TC Energy Corp. (Canada)	100,875	4,691,827
Texas Pacific Land Corp.	134	156,244
Vital Energy, Inc.(b)*	56,387	1,537,673
Williams (The) Cos., Inc.	83,947	4,396,304
		68,930,038

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	26,269	$2,097,317
Nexstar Media Group, Inc.	552	97,108
		2,194,425
Real Estate Investment Trusts – 2.8%
American Tower Corp.	3,056	652,578
Brixmor Property Group, Inc.	7,178	193,447
BXP, Inc.	1,397	112,542
COPT Defense Properties	50,137	1,614,411
CubeSmart	93,796	4,487,201
Equinix, Inc.	8,802	7,992,920
Extra Space Storage, Inc.	10,737	1,753,352
Federal Realty Investment Trust	2,053	227,555
Four Corners Property Trust, Inc.	53,271	1,468,149
Kimco Realty Corp.	6,579	156,054
Mid-America Apartment Communities, Inc.	20,992	3,176,929
National Storage Affiliates Trust	67,393	2,840,615
Plymouth Industrial REIT, Inc.	72,064	1,464,341
PotlatchDeltic Corp.	37,392	1,554,385
Prologis, Inc.	48,963	5,529,881
Public Storage	5,612	1,846,685
Rayonier, Inc.	54,227	1,693,509
Ryman Hospitality Properties, Inc.	23,670	2,533,874
SBA Communications Corp.	9,437	2,165,508
Simon Property Group, Inc.	3,937	665,825
Sunstone Hotel Investors, Inc.	73,412	740,727
UDR, Inc.	61,671	2,601,900
Urban Edge Properties	72,982	1,623,120
		47,095,508
Real Estate Services – 0.1%
Jones Lang LaSalle, Inc.*	4,572	1,238,829
Retail - Consumer Staples – 1.0%
Dollar General Corp.	510	40,820
Five Below, Inc.*	14,645	1,388,200
Kroger (The) Co.	4,700	262,119
Ollie's Bargain Outlet Holdings, Inc.*	27,930	2,564,812
Target Corp.	79,122	11,871,465
		16,127,416
	Number of Shares	Value
Retail - Discretionary – 1.7%
Academy Sports & Outdoors, Inc.	27,359	$1,391,479
Advance Auto Parts, Inc.(b)	878	31,336
AutoNation, Inc.*	512	79,601
AutoZone, Inc.*	225	677,025
Best Buy Co., Inc.	1,144	103,452
Boot Barn Holdings, Inc.*	6,310	785,910
Builders FirstSource, Inc.*	569	97,527
CarMax, Inc.*	20,127	1,456,792
Dick's Sporting Goods, Inc.	430	84,172
Ferguson Enterprises, Inc.	8,677	1,707,113
Floor & Decor Holdings, Inc., Class A(b)*	18,655	1,922,398
Freshpet, Inc.(b)*	14,545	1,927,794
GMS, Inc.*	16,485	1,481,837
Home Depot (The), Inc.	2,224	875,700
Lithia Motors, Inc.	236	78,439
Lowe's Cos., Inc.	35,305	9,243,908
Lululemon Athletica, Inc.*	525	156,397
O'Reilly Automotive, Inc.*	933	1,075,880
Sonic Automotive, Inc. Class A	13,320	755,644
TJX (The) Cos., Inc.	9,390	1,061,352
Tractor Suppy Co.	742	197,008
Ulta Beauty, Inc.*	462	170,469
Valvoline, Inc.*	71,977	2,899,234
Williams-Sonoma, Inc.(b)	996	133,593
		28,394,060
Semiconductors – 6.4%
Analog Devices, Inc.	36,672	8,181,890
Applied Materials, Inc.	1,516	275,275
ASML Holding N.V. (Netherlands)(c)	9,820	6,604,441
Intel Corp.	6,963	149,844
KLA Corp.	8,014	5,339,167
Lam Research Corp.	2,660	197,771
Microchip Technology, Inc.	3,268	239,773
Nova Ltd. (Israel)(b)*	11,977	2,219,338
NVIDIA Corp.	486,184	64,545,788
NXP Semiconductors N.V. (China)	18,133	4,252,189
QUALCOMM, Inc.	2,057	334,818
Rambus, Inc.*	15,420	737,384
Skyworks Solutions, Inc.	666	58,328
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	44,000	8,383,760
Teradyne, Inc.	740	78,595
Texas Instruments, Inc.	33,054	6,715,251
Veeco Instruments, Inc.(b)*	26,041	749,460
		109,063,072

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software – 8.9%
Adobe, Inc.*	14,344	$6,857,579
Akamai Technologies, Inc.*	1,419	143,433
CCC Intelligent Solutions Holdings, Inc.*	232,078	2,415,932
Check Point Software Technologies Ltd. (Israel)*	8,941	1,548,671
Clearwater Analytics Holdings, Inc., Class A*	140,304	3,663,337
CyberArk Software Ltd.*	7,444	2,058,415
Guidewire Software, Inc.*	16,688	3,108,307
Informatica, Inc., Class A*	28,416	775,757
Intuit, Inc.	11,919	7,274,166
Microsoft Corp.	198,655	80,723,459
nCino, Inc.(b)*	30,120	1,123,476
Palo Alto Networks, Inc.*	29,577	10,657,480
Paylocity Holding Corp.*	20,408	3,766,705
Procore Technologies, Inc.*	22,932	1,505,486
Q2 Holdings, Inc.*	29,485	2,496,200
Roper Technologies, Inc.	2,057	1,106,111
Salesforce, Inc.	36,978	10,774,280
SS&C Technologies Holdings, Inc.	51,322	3,588,947
Workday, Inc., Class A*	27,260	6,374,751
Zuora, Inc., Class A*	57,235	566,626
		150,529,118
Specialty Finance – 4.0%
American Express Co.	34,441	9,301,825
Capital One Financial Corp.	5,609	913,089
Corpay, Inc.*	399	131,558
Credit Acceptance Corp.(b)*	81	34,425
Equifax, Inc.	14,035	3,719,556
FactSet Research Systems, Inc.	414	187,981
Fidelity National Information Services, Inc.	27,291	2,448,821
Jack Henry & Associates, Inc.	635	115,526
MarketAxess Holdings, Inc.	7,613	2,203,355
Moody's Corp.	1,676	760,971
Mr. Cooper Group, Inc.*	40,687	3,602,834
Open Lending Corp.*	122,142	683,995
PayPal Holdings, Inc.*	96,264	7,633,735
S&P Global, Inc.	15,628	7,507,066
Shift4 Payments, Inc., Class A(b)*	53,704	4,856,990
Synchrony Financial	1,996	110,059
Verisk Analytics, Inc.	715	196,425
Visa, Inc., Class A(b)	79,732	23,110,320
		67,518,531
	Number of Shares	Value
Steel – 0.0%(a)
Nucor Corp.	434	$61,559
Technology Hardware – 4.5%
Apple, Inc.	289,221	65,337,916
Arista Networks, Inc.*	538	207,905
Arrow Electronics, Inc.*	7,787	924,083
Ciena Corp.*	51,476	3,269,241
Cisco Systems, Inc.	24,600	1,347,342
Dolby Laboratories, Inc., Class A	3,393	247,350
F5, Inc.*	884	206,750
Fabrinet (Thailand)*	7,695	1,854,264
Garmin Ltd.	1,603	317,955
Hewlett Packard Enterprise Co.	8,699	169,543
HP, Inc.	4,040	143,501
Juniper Networks, Inc.	5,620	218,618
NetApp, Inc.	1,768	203,868
Seagate Technology Holdings PLC	1,043	104,686
TD SYNNEX Corp.	1,698	195,864
Teledyne Technologies, Inc.*	1,723	784,516
Viavi Solutions, Inc.*	165,872	1,529,340
		77,062,742
Telecommunications – 0.5%
AT&T, Inc.	39,123	881,833
Cogent Communications Holdings, Inc.(b)	9,177	736,638
T-Mobile U.S., Inc.	6,454	1,440,275
Verizon Communications, Inc.	143,449	6,043,506
		9,102,252
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	22,341	1,216,691
Transportation & Logistics – 1.6%
Alaska Air Group, Inc.(b)*	38,549	1,846,883
ArcBest Corp.	14,800	1,541,864
C.H. Robinson Worldwide, Inc.	1,086	111,901
Canadian National Railway Co. (Canada)	16,481	1,778,630
CSX Corp.	34,319	1,154,491
Expeditors International of Washington, Inc.	967	115,073
FedEx Corp.	1,301	356,279
JB Hunt Transport Services, Inc.	568	102,592
Knight-Swift Transportation Holdings, Inc.	1,436	74,787

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Transportation & Logistics (Continued)
Landstar System, Inc.	879	$154,502
Norfolk Southern Corp.	2,384	597,025
Old Dominion Freight Line, Inc.	1,410	283,861
Saia, Inc.*	7,045	3,442,257
Union Pacific Corp.	63,049	14,631,781
United Parcel Service, Inc., Class B	2,147	287,827
		26,479,753
Transportation Equipment – 0.4%
Blue Bird Corp.*	33,274	1,401,168
Cummins, Inc.	837	275,356
PACCAR, Inc.	49,334	5,144,550
		6,821,074
Wholesale - Consumer Staples – 0.1%
Sysco Corp.	21,654	1,622,967
Wholesale - Discretionary – 0.2%
Pool Corp.	8,641	3,124,931
Total Common Stocks (Cost $1,115,547,133)		1,513,775,881

Master Limited Partnerships – 0.8%
Oil & Gas Supply Chain – 0.8%
Energy Transfer L.P.	277,461	4,572,557
Enterprise Products Partners L.P.	109,156	3,128,411
MPLX L.P.	50,316	2,235,037
Plains All American Pipeline L.P.	126,666	2,060,856
Western Midstream Partners L.P.	36,542	1,378,729
Total Master Limited Partnerships (Cost $10,914,636)		13,375,590
	Number of Shares	Value

Investment Companies – 9.2%
Schwab U.S. REIT ETF	759,452	$16,966,158
Vanguard Consumer Staples ETF	350,171	74,253,761
Vanguard Health Care ETF(b)	238,443	64,303,308
Total Investment Companies (Cost $139,235,230)		155,523,227

	Par(d)/Number of Shares
Short-Term Investments – 0.8%
Money Market Funds – 0.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(e)	10,076,197	10,076,197
Northern Institutional Funds - Liquid Assets Portfolio, 4.89%(e)(f)	3,174,429	3,174,429
		13,250,626
U.S. Government Agencies – 0.0%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 11/1/24(h)	$1,002,000	1,001,875
Total Short-Term Investments (Cost $14,252,626)		14,252,501
Total Investments – 100.1% (Cost $1,279,949,625)		1,696,927,199
Liabilities less Other Assets – (0.1)%		(1,525,566)
NET ASSETS – 100.0%		$1,695,401,633

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. (See Note 7).
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of October 31, 2024 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,503,401,663	$10,374,218	$—	$1,513,775,881
Master Limited Partnerships	13,375,590	—	—	13,375,590
Investment Companies	155,523,227	—	—	155,523,227
Short-Term Investments	13,250,626	1,001,875	—	14,252,501
Total Investments	$1,685,551,106	$11,376,093	$—	$1,696,927,199
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 95.1%
Advertising & Marketing – 0.8%
Dentsu Group, Inc. (Japan)(a)	14,394	$444,310
DKSH Holding A.G. (Switzerland)	1,731	123,679
Publicis Groupe S.A. (France)	12,223	1,299,102
WPP PLC (United Kingdom)	421,268	4,427,916
		6,295,007
Aerospace & Defense – 0.7%
Airbus S.E. (France)	32,300	4,927,082
BAE Systems PLC (United Kingdom)	50,431	812,812
QinetiQ Group PLC (United Kingdom)	7,000	41,321
Rolls-Royce Holdings PLC (United Kingdom)*	59,290	409,125
		6,190,340
Apparel & Textile Products – 1.8%
adidas A.G. (Germany)	9,102	2,179,850
Burberry Group PLC (United Kingdom)	32,594	331,314
Chow Tai Seng Jewellery Co. Ltd., Class A (China)	28,200	44,685
Cie Financiere Richemont S.A., Class A (Switzerland)(b)	14,824	2,158,382
Eclat Textile Co. Ltd. (Taiwan)	6,508	108,782
Kering S.A. (France)	24,895	6,218,041
Swatch Group (The) A.G. (Bearer) (Switzerland)(a)	16,813	3,450,078
Titan Co. Ltd. (India)	14,714	569,944
Youngone Corp. (South Korea)	2,810	85,683
		15,146,759
Asset Management – 1.3%
3i Group PLC (United Kingdom)	14,405	590,716
Ashmore Group PLC (United Kingdom)	83,119	227,330
Azimut Holding S.p.A. (Italy)	8,087	200,028
EXOR N.V. (Netherlands)	29,051	3,068,345
Hargreaves Lansdown PLC (United Kingdom)	22,940	321,936
HDFC Asset Management Co. Ltd. (India)(c)	13,240	675,656
Netwealth Group Ltd. (Australia)	8,309	149,916
	Number of Shares	Value
Asset Management (Continued)
Partners Group Holding A.G. (Switzerland)	158	$217,381
Sanlam Ltd. (South Africa)	220,877	1,099,123
Schroders PLC (United Kingdom)	845,924	3,748,151
St. James's Place PLC (United Kingdom)	19,804	207,756
VZ Holding A.G. (Switzerland)	981	158,359
XTB S.A. (Poland)(c)	3,810	61,731
		10,726,428
Automotive – 3.7%
Bayerische Motoren Werke A.G. (Germany)	67,455	5,317,884
Bridgestone Corp. (Japan)	40,400	1,439,659
Cie Generale des Etablissements Michelin S.C.A. (France)	7,184	242,787
Continental A.G. (Germany)	105,507	6,584,731
Denso Corp. (Japan)	49,000	695,971
Fuyao Glass Industry Group Co. Ltd., Class A (China)	54,500	435,719
Honda Motor Co. Ltd. (Japan)	208,200	2,093,891
Huayu Automotive Systems Co. Ltd., Class A (China)	266,700	565,374
Hyundai Mobis Co. Ltd. (South Korea)	7,556	1,358,061
Hyundai Motor Co. (South Korea)	1,395	214,873
Kia Corp. (South Korea)	8,385	554,491
Koito Manufacturing Co. Ltd. (Japan)	9,100	117,835
Mercedes-Benz Group A.G. (Germany)	85,490	5,193,577
NGK Insulators Ltd. (Japan)	3,200	39,421
Nifco, Inc. (Japan)	6,597	153,256
Nissan Motor Co. Ltd. (Japan)(a)	226,876	604,410
Stanley Electric Co. Ltd. (Japan)	42,700	730,308
Sumitomo Electric Industries Ltd. (Japan)	26,900	413,791
Tata Motors Ltd. (India)	5,825	57,615
Toyo Tire Corp. (Japan)(a)	6,788	96,307
Toyota Motor Corp. (Japan)	229,100	3,947,484
		30,857,445
Banking – 11.1%
Al Rajhi Bank (Saudi Arabia)	63,667	1,487,619

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
Axis Bank Ltd. (India)	182,285	$2,504,078
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	548,070	5,455,861
Banco do Brasil S.A. (Brazil)	289,500	1,315,067
Bank Central Asia Tbk PT (Indonesia)	2,555,700	1,669,062
Bank for Foreign Trade of Vietnam JSC (Vietnam)*	227,100	839,931
Bank Mandiri Persero Tbk PT (Indonesia)	6,510,400	2,763,789
Barclays PLC (United Kingdom)	192,055	588,745
BDO Unibank, Inc. (Philippines)	301,584	789,301
BNP Paribas S.A. (France)	112,398	7,676,113
Capitec Bank Holdings Ltd. (South Africa)	1,947	351,727
China Construction Bank Corp., Class H (China)	2,992,000	2,322,500
China Merchants Bank Co. Ltd., Class H (China)	228,613	1,118,724
Commercial International Bank - Egypt (CIB) GDR (Egypt)(b)	304,517	470,783
Credicorp Ltd. (Peru)	20,814	3,832,482
DBS Group Holdings Ltd. (Singapore)	281,487	8,161,667
Erste Group Bank A.G. (Austria)	11,065	625,900
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	454,820	3,174,273
HDFC Bank Ltd. ADR (India)	121,050	7,629,782
HSBC Holdings PLC (United Kingdom)	294,001	2,698,348
ICICI Bank Ltd. (India)	96,230	1,476,125
Intesa Sanpaolo S.p.A. (Italy)	882,439	3,776,849
Kasikornbank PCL (Thailand)(b)	158,300	687,241
KB Financial Group, Inc. (South Korea)	35,062	2,281,442
Kotak Mahindra Bank Ltd. (India)	86,165	1,768,987
Lloyds Banking Group PLC (United Kingdom)	7,673,007	5,266,755
Mitsubishi UFJ Financial Group, Inc. (Japan)	169,700	1,788,679
Mizuho Financial Group, Inc. (Japan)	21,800	452,808
National Bank of Greece S.A. (Greece)	107,780	844,427
	Number of Shares	Value
Banking (Continued)
NatWest Group PLC (United Kingdom)	106,284	$503,600
Nedbank Group Ltd. (South Africa)	86,606	1,459,137
NU Holdings Ltd., Class A (Brazil)*	40,139	605,698
OTP Bank Nyrt. (Hungary)	45,062	2,243,457
Qatar National Bank QPSC (Qatar)	190,256	905,535
Resona Holdings, Inc. (Japan)	54,600	360,238
Saudi National Bank (The) (Saudi Arabia)	144,404	1,269,445
Sberbank of Russia PJSC (Russia)(d)	405,212	—
SCB X PCL (Thailand)(b)	194,300	651,442
Shinhan Financial Group Co. Ltd. (South Korea)	33,331	1,241,586
Skandinaviska Enskilda Banken AB, Class A (Sweden)	280,369	3,959,727
Standard Bank Group Ltd. (South Africa)	91,814	1,264,052
Standard Chartered PLC (United Kingdom)	49,050	568,803
Sumitomo Mitsui Financial Group, Inc. (Japan)	93,600	1,985,681
Sumitomo Mitsui Trust Group, Inc. (Japan)	49,900	1,094,323
		91,931,789
Beverages – 2.6%
Ambev S.A. (Brazil)*	77,400	168,700
Ambev S.A. ADR (Brazil)*	1,190,608	2,595,526
Anheuser-Busch InBev S.A./N.V. (Belgium)	25,600	1,517,860
Anhui Kouzi Distillery Co. Ltd., Class A (China)	15,100	82,203
Asahi Group Holdings Ltd. (Japan)	31,500	378,166
Britvic PLC (United Kingdom)	13,253	218,684
Budweiser Brewing Co. APAC Ltd. (China)(c)	261,700	272,947
Carlsberg A.S., Class B (Denmark)	896	99,020
Carlsberg Brewery Malaysia Bhd. (Malaysia)	11,114	49,238
Davide Campari-Milano N.V. (Italy)(a)	5,140	34,509
Diageo PLC (United Kingdom)	104,242	3,219,179

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Beverages (Continued)
Eastroc Beverage Group Co. Ltd., Class A (China)	17,900	$532,760
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	53,976	5,229,735
Heineken Malaysia Bhd. (Malaysia)	18,300	94,864
Jiangsu King's Luck Brewery JSC Ltd., Class A (China)	7,700	47,554
Jiangsu Yanghe Distillery Co. Ltd., Class A (China)	10,500	118,623
Kirin Holdings Co. Ltd. (Japan)	76,400	1,124,809
Kweichow Moutai Co. Ltd., Class A (China)	2,700	579,430
Pernod Ricard S.A. (France)	10,720	1,337,520
Tingyi Cayman Islands Holding Corp. (China)	928,000	1,353,853
Wuliangye Yibin Co. Ltd., Class A (China)	133,300	2,750,031
		21,805,211
Biotechnology & Pharmaceuticals – 5.1%
3SBio, Inc. (China)(c)*	143,788	107,853
Aspen Pharmacare Holdings Ltd. (South Africa)	16,988	171,990
Astellas Pharma, Inc. (Japan)	71,100	832,462
AstraZeneca PLC (United Kingdom)	23,189	3,299,647
Bayer A.G. (Germany)(b)	270,633	7,292,731
Changchun High-Tech Industry Group Co. Ltd., Class A (China)	6,800	99,596
China Medical System Holdings Ltd. (China)	766,180	766,373
Chugai Pharmaceutical Co. Ltd. (Japan)	186,500	8,873,948
CSPC Pharmaceutical Group Ltd. (China)	62,000	45,901
Daiichi Sankyo Co. Ltd. (Japan)	32,700	1,064,327
Genmab A/S (Denmark)*	9,271	2,076,308
GSK PLC	76,660	1,384,370
Hikma Pharmaceuticals PLC (Jordan)	1,846	44,211
Hypera S.A. (Brazil)*	58,639	224,984
Kalbe Farma Tbk PT (Indonesia)	1,178,700	121,287
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Kobayashi Pharmaceutical Co. Ltd. (Japan)(a)	3,500	$130,369
Nippon Shinyaku Co. Ltd. (Japan)	4,273	114,640
Novartis A.G. (Switzerland)(b)	21,060	2,285,142
Ono Pharmaceutical Co. Ltd. (Japan)	22,500	281,029
Orion OYJ, Class B (Finland)	2,177	105,733
Renhe Pharmacy Co. Ltd., Class A (China)	108,900	88,190
Roche Holding A.G. (Genusschein)	29,624	9,180,582
Sanofi S.A.	365	38,573
Shionogi & Co. Ltd. (Japan)	165,900	2,369,509
Takeda Pharmaceutical Co. Ltd. (Japan)	50,900	1,420,172
Tsumura & Co. (Japan)	7,100	232,058
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (China)	17,000	56,731
		42,708,716
Cable & Satellite – 0.2%
Liberty Global Ltd., Class A (Belgium)*	71,399	1,414,414
Chemicals – 3.0%
Abou Kir Fertilizers & Chemical Industries (Egypt)	152,102	177,116
Aica Kogyo Co. Ltd. (Japan)	7,600	164,461
Air Liquide S.A. (France)	17,343	3,109,625
Akzo Nobel N.V. (Netherlands)	53,300	3,401,258
Anhui Guangxin Agrochemical Co. Ltd., Class A (China)	36,800	55,903
Asian Paints Ltd. (India)	20,997	731,285
Brenntag S.E. (Germany)	49,926	3,256,827
C Uyemura & Co. Ltd. (Japan)	565	39,269
Castrol India Ltd. (India)	78,343	195,062
Croda International PLC (United Kingdom)	2,069	99,279
Dongyue Group Ltd. (China)	54,865	44,718
EMS-Chemie Holding A.G. (Switzerland)(b)	254	195,341
Givaudan S.A. (Switzerland)(b)	29	137,676
Linde PLC	8,756	3,994,049
Nitto Denko Corp. (Japan)	55,000	904,956

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Novonesis (Novozymes) B (Denmark)	36,335	$2,283,355
SABIC Agri-Nutrients Co. (Saudi Arabia)	3,791	114,660
Shin-Etsu Chemical Co. Ltd. (Japan)	41,900	1,535,382
Symrise A.G. (Germany)	26,475	3,185,755
Toagosei Co. Ltd. (Japan)	15,700	160,179
Toray Industries, Inc. (Japan)	71,500	388,822
UPL Ltd. (India)	116,668	766,950
Victrex PLC (United Kingdom)	13,632	149,763
Zeon Corp. (Japan)	4,500	41,898
		25,133,589
Commercial Support Services – 1.5%
Aeon Delight Co. Ltd. (Japan)	5,400	153,385
Bidvest Group (The) Ltd. (South Africa)	67,386	1,090,449
Brambles Ltd. (Australia)	103,256	1,243,204
Bureau Veritas S.A. (France)	6,126	194,286
Compass Group PLC (United Kingdom)	61,306	1,991,000
Daiseki Co. Ltd. (Japan)	2,049	52,315
Eurofins Scientific S.E. (France)	57,835	2,852,538
Intertek Group PLC (United Kingdom)	4,595	275,845
Recruit Holdings Co. Ltd. (Japan)	25,300	1,544,882
RELX PLC (United Kingdom)	29,558	1,355,521
Rentokil Initial PLC (United Kingdom)	77,289	387,664
S-1 Corp. (South Korea)	2,688	125,726
Secom Co. Ltd. (Japan)	26,200	931,748
SGS S.A. (Switzerland)(b)	1,124	118,994
Sohgo Security Services Co. Ltd. (Japan)	6,700	46,583
Taiwan Secom Co. Ltd. (Taiwan)	49,000	207,453
		12,571,593
Construction Materials – 0.4%
Anhui Conch Cement Co. Ltd., Class H (China)	347,000	1,007,981
Cemex S.A.B. de C.V. ADR (Mexico)	153,609	801,839
Guangdong Tapai Group Co. Ltd., Class A (China)	44,300	48,919
Holcim A.G.*	11,615	1,140,601
	Number of Shares	Value
Construction Materials (Continued)
Xinyi Glass Holdings Ltd. (China)	54,632	$62,039
Zhejiang Weixing New Building Materials Co. Ltd., Class A (China)	48,300	101,131
		3,162,510
Consumer Services – 0.1%
Fu Shou Yuan International Group Ltd. (China)	130,421	66,235
New Oriental Education & Technology Group, Inc. ADR (China)	14,501	907,763
		973,998
Containers & Packaging – 0.3%
CCL Industries, Inc., Class B (Canada)	950	55,416
Klabin S.A. (Brazil)	134,130	487,016
Mondi PLC (Austria)	6,382	103,345
Smurfit WestRock PLC(a)	27,400	1,411,100
Viscofan S.A. (Spain)	1,213	81,121
		2,137,998
Diversified Industrials – 1.2%
Alfa Laval AB (Sweden)	109,115	4,830,491
Hitachi Ltd. (Japan)	63,000	1,582,866
Siemens A.G. (Germany)(b)	16,057	3,123,887
Sumitomo Heavy Industries Ltd. (Japan)	13,364	297,790
		9,835,034
E-Commerce Discretionary – 2.4%
Alibaba Group Holding Ltd. (China)	593,900	7,264,772
Alibaba Group Holding Ltd. ADR (China)(a)	31,674	3,103,418
JD.com, Inc. ADR (China)	24,664	1,001,852
JD.com, Inc., Class A (China)	98,300	1,993,448
MercadoLibre, Inc. (Brazil)*	2,068	4,212,888
PDD Holdings, Inc. (China)*	18,546	2,236,462
Pilot Corp. (Japan)	4,300	133,657
		19,946,497
Electric Utilities – 0.4%
Chubu Electric Power Co., Inc. (Japan)	31,681	364,178
Engie Brasil Energia S.A. (Brazil)	70,200	503,953
Fortum OYJ (Finland)	9,782	144,428
Manila Electric Co. (Philippines)	16,297	137,421
Metlen Energy & Metals S.A. (Greece)	15,819	555,745

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
National Grid PLC (United Kingdom)	49,272	$618,667
Power Grid Corp. of India Ltd. (India)	143,932	547,514
SSE PLC (United Kingdom)	21,222	482,236
		3,354,142
Electrical Equipment – 1.9%
Assa Abloy AB, Class B (Sweden)	100,812	3,157,708
Daikin Industries Ltd. (Japan)	9,400	1,128,533
dormakaba Holding A.G. (Switzerland)	136	103,704
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (China)	10,000	50,582
Halma PLC (United Kingdom)	7,952	254,032
Hirose Electric Co. Ltd. (Japan)	300	35,703
Huber + Suhner A.G. (Switzerland)(a)(b)	689	65,211
Kone OYJ, Class B (Finland)	3,954	216,826
Legrand S.A. (France)	3,053	344,588
LEM Holding S.A. (Switzerland)(b)	105	140,073
Mitsubishi Electric Corp. (Japan)	96,900	1,704,716
Opple Lighting Co. Ltd., Class A (China)	52,310	127,736
Schindler Holding A.G. (Switzerland)	3,635	1,057,887
Schneider Electric S.E.	26,978	6,988,618
Voltas Ltd. (India)	27,495	538,198
Zhuzhou Hongda Electronics Corp. Ltd., Class A (China)	23,300	109,336
		16,023,451
Engineering & Construction – 0.3%
Bravida Holding AB (Sweden)(c)	14,601	108,395
COMSYS Holdings Corp. (Japan)	5,839	122,509
Indus Towers Ltd. (India)*	345,032	1,392,181
Kinden Corp. (Japan)	6,373	132,088
Larsen & Toubro Ltd. (India)	21,014	902,692
Spirax Group PLC (United Kingdom)	439	36,644
United Integrated Services Co. Ltd. (Taiwan)	10,998	114,233
		2,808,742
	Number of Shares	Value
Entertainment Content – 0.5%
G-bits Network Technology Xiamen Co. Ltd., Class A (China)	6,780	$194,094
GungHo Online Entertainment, Inc. (Japan)	8,000	178,194
MIXI, Inc. (Japan)	3,650	67,284
NetEase, Inc. (China)	56,700	912,235
NetEase, Inc. ADR (China)	21,901	1,763,250
Nexon Co. Ltd. (Japan)	22,300	386,503
Square Enix Holdings Co. Ltd. (Japan)	10,100	394,472
		3,896,032
Food – 1.3%
AVI Ltd. (South Africa)	34,424	215,862
Cheng De Lolo Co. Ltd., Class A (China)	79,300	96,831
Cranswick PLC (United Kingdom)	1,695	110,811
Danone S.A. (France)	19,800	1,414,484
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	8,400	51,672
Gruma S.A.B. de C.V., Class B (Mexico)	35,516	610,585
Kerry Group PLC, Class A (Ireland)	1,754	175,182
MEIJI Holdings Co. Ltd. (Japan)	36,800	859,813
Nestle Malaysia Bhd. (Malaysia)	5,800	132,145
Nestle S.A.(b)	3,021	285,462
Nestle S.A. ADR(a)	51,339	4,852,562
Orion Corp. (South Korea)	957	68,972
Ottogi Corp. (South Korea)	346	105,415
Tiger Brands Ltd. (South Africa)	8,343	111,885
United Plantations Bhd. (Malaysia)	23,650	145,065
Universal Robina Corp. (Philippines)	85,349	143,159
Want Want China Holdings Ltd. (China)	1,006,000	626,316
Yamazaki Baking Co. Ltd. (Japan)	21,900	444,759
Yihai International Holding Ltd. (China)	67,975	121,136
		10,572,116
Gas & Water Utilities – 0.4%
ENN Energy Holdings Ltd. (China)	210,400	1,482,330
ENN Natural Gas Co. Ltd., Class A (China)	274,776	708,207

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Gas & Water Utilities (Continued)
Indraprastha Gas Ltd. (India)	46,874	$233,730
Kunlun Energy Co. Ltd. (China)	64,699	61,358
Osaka Gas Co. Ltd. (Japan)	19,800	424,288
Severn Trent PLC (United Kingdom)	8,118	268,561
		3,178,474
Health Care Facilities & Services – 1.6%
Alfresa Holdings Corp. (Japan)	24,000	346,274
As One Corp. (Japan)	7,442	139,172
Bangkok Dusit Medical Services PCL NVDR (Thailand)	534,400	435,610
Bumrungrad Hospital PCL (Thailand)(b)(e)	58,200	469,118
Fresenius Medical Care A.G. (Germany)	137,900	5,398,095
Fresenius S.E. & Co. KGaA (Germany)*	121,600	4,439,696
Life Healthcare Group Holdings Ltd. (South Africa)	891,809	806,827
Sinopharm Group Co. Ltd., Class H (China)	523,923	1,305,245
		13,340,037
Home & Office Products – 1.0%
Coway Co. Ltd. (South Korea)	17,532	800,985
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	183,100	1,119,326
Haier Smart Home Co. Ltd., Class A (China)	862,300	3,540,854
Hangzhou Robam Appliances Co. Ltd., Class A (China)	24,800	84,693
Man Wah Holdings Ltd. (Hong Kong)	168,412	122,358
Midea Group Co. Ltd. (China)*	64,000	601,381
Midea Group Co. Ltd., Class A (China)	96,200	963,551
Nien Made Enterprise Co. Ltd. (Taiwan)	12,400	184,775
Oppein Home Group, Inc., Class A (China)	17,300	171,070
Paramount Bed Holdings Co. Ltd. (Japan)	9,500	164,171
Societe BIC S.A. (France)	2,405	175,959
		7,929,123
	Number of Shares	Value
Home Construction – 0.3%
Barratt Redrow PLC (United Kingdom)	32,804	$189,003
Bellway PLC (United Kingdom)	5,787	211,624
Berkeley Group Holdings PLC (United Kingdom)	6,083	347,125
Geberit A.G. (Switzerland)(b)	521	326,400
Persimmon PLC (United Kingdom)	12,384	234,693
Sekisui Chemical Co. Ltd. (Japan)	12,100	170,766
Sekisui House Ltd. (Japan)	14,069	339,788
Taylor Wimpey PLC (United Kingdom)	138,196	261,285
TOTO Ltd. (Japan)	1,700	47,430
		2,128,114
Household Products – 3.5%
Beiersdorf A.G. (Germany)	1,294	174,682
Haleon PLC	1,578,172	7,584,799
Hengan International Group Co. Ltd. (China)	254,500	751,503
Henkel A.G. & Co. KGaA (Germany)	18,500	1,442,846
Hindustan Unilever Ltd. (India)	19,118	573,995
Kao Corp. (Japan)	29,200	1,287,001
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	384,207	553,572
LG H&H Co. Ltd. (South Korea)	265	63,440
L'Oreal S.A. (France)	13,200	4,952,251
Reckitt Benckiser Group PLC (United Kingdom)	87,580	5,312,956
Shanghai Flyco Electrical Appliance Co. Ltd., Class A (China)	9,500	50,302
Unicharm Corp. (Japan)	81,100	2,615,068
Unilever PLC (United Kingdom)	40,377	2,463,079
Unilever PLC (United Kingdom)	18,182	1,110,223
		28,935,717
Industrial Intermediate Products – 0.4%
Bodycote PLC (United Kingdom)	15,202	107,980
Hexpol AB (Sweden)	4,685	44,550
King Slide Works Co. Ltd. (Taiwan)	5,000	187,840
SKF AB, Class B (Sweden)	161,060	3,054,975
		3,395,345

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Industrial Support Services – 0.3%
Ashtead Group PLC (United Kingdom)	28,130	$2,104,339
Bossard Holding A.G. (Switzerland)(b)	624	149,929
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	2,039	65,880
		2,320,148
Institutional Financial Services – 0.4%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	217,809	400,510
Bursa Malaysia Bhd. (Malaysia)	87,400	180,088
Daiwa Securities Group, Inc. (Japan)	54,700	357,863
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	8,200	328,331
IG Group Holdings PLC (United Kingdom)	23,975	277,406
Japan Exchange Group, Inc. (Japan)	51,000	597,774
London Stock Exchange Group PLC (United Kingdom)	6,347	860,247
Nihon M&A Center Holdings, Inc. (Japan)	39,800	172,288
Singapore Exchange Ltd. (Singapore)	14,700	125,964
		3,300,471
Insurance – 4.2%
AIA Group Ltd. (Hong Kong)	446,800	3,526,288
Allianz S.E. (Germany)(b)	35,716	11,243,590
Aviva PLC (United Kingdom)	43,422	254,466
BB Seguridade Participacoes S.A. (Brazil)	247,900	1,470,015
Dai-ichi Life Holdings, Inc. (Japan)	23,000	573,397
HDFC Life Insurance Co. Ltd. (India)(c)	132,112	1,128,436
Legal & General Group PLC (United Kingdom)	94,894	266,167
Manulife Financial Corp. (Canada)	235,300	6,873,021
MS&AD Insurance Group Holdings, Inc. (Japan)	36,800	813,991
Ping An Insurance Group Co. of China Ltd., Class H (China)	478,000	2,961,585
Prudential PLC (Hong Kong)	591,801	4,926,655
	Number of Shares	Value
Insurance (Continued)
Sompo Holdings, Inc. (Japan)	16,900	$362,321
Tokio Marine Holdings, Inc. (Japan)	23,300	839,177
		35,239,109
Internet Media & Services – 3.6%
Auto Trader Group PLC (United Kingdom)(c)	23,748	256,419
Baidu, Inc., Class A (China)*	157,950	1,802,341
Kakaku.com, Inc. (Japan)	9,326	143,201
Kanzhun Ltd.ADR (China)	19,079	277,599
M3, Inc. (Japan)	11,400	117,164
Meituan, Class B (China)(c)*	145,590	3,440,346
MONY Group PLC (United Kingdom)	52,651	127,513
My EG Services Bhd. (Malaysia)	450,964	85,032
NAVER Corp. (South Korea)	26,315	3,218,898
Prosus N.V. (China)*	86,691	3,653,581
REA Group Ltd. (Australia)	316	46,716
Rightmove PLC (United Kingdom)	29,136	221,858
Tencent Holdings Ltd. (China)	248,000	12,931,248
Tencent Music Entertainment Group ADR (China)	83,942	934,275
Trip.com Group Ltd. (China)*	35,350	2,274,932
		29,531,123
IT Services – 1.1%
Arabian Internet & Communications Services Co. (Saudi Arabia)	1,826	123,703
Capgemini S.E. (France)	14,380	2,494,655
CGI, Inc. (Canada)*	1,103	122,187
DTS Corp. (Japan)	3,400	88,065
Fujitsu Ltd. (Japan)	100,400	1,930,274
Globant S.A.*	2,208	463,437
HCL Technologies Ltd. (India)	2,922	61,142
Infosys Ltd. (India)	80,345	1,676,370
Infosys Ltd. ADR (India)(a)	14,510	303,404
Otsuka Corp. (Japan)	10,500	235,656
Samsung SDS Co. Ltd. (South Korea)	1,330	137,167
Tata Consultancy Services Ltd. (India)	28,501	1,340,605

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
IT Services (Continued)
TechnoPro Holdings, Inc. (Japan)	2,000	$35,697
Wipro Ltd. (India)	26,930	175,299
		9,187,661
Leisure Facilities & Services – 1.3%
Accor S.A. (France)	76,719	3,480,528
Amadeus IT Group S.A. (Spain)	34,300	2,486,521
Arcos Dorados Holdings, Inc., Class A (Brazil)(a)	57,503	506,602
Entain PLC (United Kingdom)	19,159	184,262
Flutter Entertainment PLC - CDI (United Kingdom)*	665	155,565
InterContinental Hotels Group PLC (United Kingdom)	2,673	294,825
Jollibee Foods Corp. (Philippines)	119,380	543,905
OPAP S.A. (Greece)	33,139	565,216
Yum China Holdings, Inc. (China)	60,106	2,651,276
		10,868,700
Leisure Products – 0.3%
BRP, Inc.(a)	1,407	69,372
Fusheng Precision Co. Ltd. (Taiwan)	10,257	94,488
Shimano, Inc. (Japan)	15,400	2,262,410
		2,426,270
Machinery – 4.8%
Atlas Copco AB, Class A (Sweden)(b)	284,128	4,689,083
CNH Industrial N.V.	708,966	7,961,688
Daifuku Co. Ltd. (Japan)	106,400	1,999,973
Doosan Bobcat, Inc. (South Korea)	3,795	102,181
Epiroc AB, Class A (Sweden)	173,816	3,394,680
FANUC Corp. (Japan)	47,900	1,270,850
Haitian International Holdings Ltd. (China)	30,000	82,979
Hangcha Group Co. Ltd., Class A (China)	95,000	235,257
IMI PLC (United Kingdom)	5,509	117,338
Jiangsu Hengli Hydraulic Co. Ltd., Class A (China)	67,000	486,987
Keyence Corp. (Japan)	8,700	3,927,299
Komatsu Ltd. (Japan)	241,700	6,256,478
Nabtesco Corp. (Japan)	30,766	498,708
	Number of Shares	Value
Machinery (Continued)
Rational A.G. (Germany)	191	$187,047
Rotork PLC (United Kingdom)	45,368	176,056
Sandvik AB (Sweden)	93,900	1,848,290
SMC Corp. (Japan)	3,300	1,401,004
Smiths Group PLC (United Kingdom)	103,521	2,042,764
Techtronic Industries Co. Ltd. (Hong Kong)	186,000	2,690,573
Vesuvius PLC (United Kingdom)	8,904	40,937
WEG S.A. (Brazil)	80,653	758,690
		40,168,862
Medical Equipment & Devices – 2.7%
Alcon A.G.	48,502	4,459,759
Ansell Ltd. (Australia)	2,792	56,775
Coloplast A/S, Class B (Denmark)(a)	21,007	2,631,140
FUJIFILM Holdings Corp. (Japan)	29,700	706,513
Hoya Corp. (Japan)	5,600	749,247
Nakanishi, Inc. (Japan)	6,400	108,831
Olympus Corp. (Japan)	42,500	748,097
Ovctek China, Inc., Class A (China)	75,500	198,579
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	72,800	2,725,274
Siemens Healthineers A.G. (Germany)(c)	772	40,302
SKAN Group A.G. (Switzerland)(a)	1,270	113,536
Smith & Nephew PLC (United Kingdom)	201,645	2,507,015
Sonova Holding A.G. (Switzerland)(b)	8,411	3,077,901
Sysmex Corp. (Japan)	237,500	4,406,438
		22,529,407
Metals & Mining – 2.4%
Adaro Energy Indonesia Tbk PT (Indonesia)	490,235	112,834
Anglo American PLC (South Africa)	16,157	500,874
BHP Group Ltd. ADR (Australia)(a)	73,741	4,089,676
Bukit Asam Tbk PT (Indonesia)	703,398	132,491
Cameco Corp. (Canada)	12,434	649,763
Centamin PLC (Egypt)	87,840	179,865
China Shenhua Energy Co. Ltd., Class H (China)	29,500	127,733

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Metals & Mining (Continued)
Exxaro Resources Ltd. (South Africa)	11,058	$104,278
Fortescue Ltd. (Australia)	15,089	188,957
Glencore PLC (Australia)*	922,783	4,839,666
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	116,627	611,943
Iluka Resources Ltd. (Australia)	26,448	101,646
Indo Tambangraya Megah Tbk PT (Indonesia)	89,430	142,877
Kumba Iron Ore Ltd. (South Africa)	15,465	291,230
Rio Tinto PLC (Australia)	87,657	5,665,099
Shougang Fushan Resources Group Ltd. (China)	379,826	137,374
Sumitomo Metal Mining Co. Ltd. (Japan)(a)	15,300	423,023
United Tractors Tbk PT (Indonesia)	446,717	779,754
Vale S.A. (Brazil)	9,500	101,805
Vale S.A. ADR (Brazil)	97,715	1,045,551
		20,226,439
Oil & Gas Supply Chain – 6.4%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	45,725	44,875
BP PLC	995,702	4,869,799
Canadian Natural Resources Ltd. (Canada)	54,352	1,848,362
Cenovus Energy, Inc. (Canada)	40,000	643,229
Chevron Corp.	9,406	1,399,801
China Petroleum & Chemical Corp., Class H (China)	1,375,092	774,576
ENEOS Holdings, Inc. (Japan)(a)	70,800	357,154
Eni S.p.A. (Italy)	87,343	1,330,513
Equinor ASA (Norway)(a)	37,901	900,611
Exxon Mobil Corp.	17,771	2,075,297
Galp Energia SGPS S.A. (Portugal)	23,098	394,788
Gazprom PJSC (Russia)(d)*	421,794	—
Imperial Oil Ltd. (Canada)	4,681	349,306
Inpex Corp. (Japan)	95,700	1,261,523
LUKOIL PJSC (Russia)(d)	13,736	—
MOL Hungarian Oil & Gas PLC (Hungary)	105,375	731,254
Neste OYJ (Finland)	22,206	356,540
Parex Resources, Inc. (Canada)	19,998	185,711
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Petroleo Brasileiro S.A. ADR (Brazil)	305,962	$4,115,189
Petronas Gas Bhd. (Malaysia)	45,800	180,732
PRIO S.A. (Brazil)	76,500	542,827
PTT Exploration & Production PCL (Thailand)(b)	156,000	585,525
Reliance Industries Ltd. (India)	73,930	1,168,979
Repsol S.A. (Spain)	82,346	1,030,839
Rosneft Oil Co. PJSC (Russia)(d)	210,931	—
Santos Ltd. (Australia)	185,244	824,125
Shell PLC	542,148	18,100,870
Suncor Energy, Inc. (Canada)	37,001	1,396,756
TotalEnergies S.E. (France)	81,214	5,096,642
Vibra Energia S.A. (Brazil)	209,800	810,762
Woodside Energy Group Ltd. (Australia)(a)	85,882	1,351,650
		52,728,235
Oil, Gas Services & Equipment – 0.1%
Schlumberger N.V.	14,111	565,428
Publishing & Broadcasting – 0.1%
Central China Land Media Co. Ltd., Class A (China)	57,800	87,689
Chinese Universe Publishing and Media Group Co. Ltd., Class A (China)	53,400	95,840
Informa PLC (United Kingdom)	25,717	268,662
Shandong Publishing & Media Co. Ltd., Class A (China)	89,491	134,198
		586,389
Real Estate Investment Trusts – 0.0%(f)
BWP Trust (Australia)	84,526	190,934
IGB Real Estate Investment Trust (Malaysia)	84,435	40,024
Parkway Life Real Estate Investment Trust (Singapore)	45,900	130,912
		361,870
Real Estate Owners & Developers – 0.3%
Ayala Corp. (Philippines)	29,600	350,158
Emaar Development PJSC (United Arab Emirates)	108,102	272,685

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Real Estate Owners & Developers (Continued)
Emaar Properties PJSC (United Arab Emirates)	34,101	$80,626
Mitsubishi Estate Co. Ltd. (Japan)	70,600	1,044,035
Mitsui Fudosan Co. Ltd. (Japan)	40,700	347,267
Pakuwon Jati Tbk PT (Indonesia)	1,239,601	37,752
Sumitomo Realty & Development Co. Ltd. (Japan)	13,600	403,427
		2,535,950
Real Estate Services – 0.2%
Country Garden Services Holdings Co. Ltd. (China)	459,000	345,867
Daito Trust Construction Co. Ltd. (Japan)	1,800	198,906
KE Holdings, Inc. ADR (China)	32,642	715,839
		1,260,612
Retail - Consumer Staples – 1.8%
Alibaba Health Information Technology Ltd. (China)(a)*	1,700,000	859,720
Alimentation Couche-Tard, Inc. (Canada)	65,673	3,424,797
BIM Birlesik Magazalar A.S. (Turkey)	41,881	570,188
Clicks Group Ltd. (South Africa)	29,772	635,530
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	322,000	655,540
Izumi Co. Ltd. (Japan)	6,000	126,624
Jeronimo Martins SGPS S.A. (Portugal)	46,249	898,992
Koninklijke Ahold Delhaize N.V. (Netherlands)	70,700	2,330,958
President Chain Store Corp. (Taiwan)	13,000	119,364
Raia Drogasil S.A. (Brazil)	223,456	945,095
Seria Co. Ltd. (Japan)	5,900	123,262
Seven & i Holdings Co. Ltd. (Japan)	51,900	747,357
SM Investments Corp. (Philippines)	17,800	287,018
Sumber Alfaria Trijaya Tbk PT (Indonesia)	2,802,600	592,840
Sundrug Co. Ltd. (Japan)	5,600	138,510
Tesco PLC (United Kingdom)	148,395	655,264
	Number of Shares	Value
Retail - Consumer Staples (Continued)
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	405,345	$1,119,234
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	310,787	1,035,874
		15,266,167
Retail - Discretionary – 0.7%
Associated British Foods PLC (United Kingdom)	2,760	79,327
Astra International Tbk PT (Indonesia)	2,711,100	880,152
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A (China)	74,050	138,999
Dunelm Group PLC (United Kingdom)	15,481	221,836
Fast Retailing Co. Ltd. (Japan)	2,900	927,192
Jardine Matheson Holdings Ltd. (Hong Kong)	22,800	877,800
JUMBO S.A. (Greece)	1,537	41,022
Localiza Rent a Car S.A. (Brazil)*	99,898	726,999
Luk Fook Holdings International Ltd. (Hong Kong)	23,158	44,369
Moncler S.p.A. (Italy)	2,872	159,561
Mr Price Group Ltd. (South Africa)	18,461	269,288
Next PLC (United Kingdom)	1,734	219,376
Pandora A/S (Denmark)	592	89,508
Truworths International Ltd. (South Africa)	36,221	229,591
USS Co. Ltd. (Japan)	20,900	175,033
Workman Co. Ltd. (Japan)	1,969	50,259
Zhongsheng Group Holdings Ltd. (China)	286,500	440,577
		5,570,889
Semiconductors – 4.9%
ASE Technology Holding Co. Ltd. (Taiwan)	315,000	1,485,476
ASMPT Ltd. (Hong Kong)	54,400	589,742
ASPEED Technology, Inc. (Taiwan)	426	54,020
Chipbond Technology Corp. (Taiwan)	20,628	40,278
DB HiTek Co. Ltd. (South Korea)	8,334	231,950
Disco Corp. (Japan)	11,100	3,158,336
eMemory Technology, Inc. (Taiwan)	4,182	406,636

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Semiconductors (Continued)
Globalwafers Co. Ltd. (Taiwan)	38,000	$494,650
Greatek Electronics, Inc. (Taiwan)	93,000	166,442
Infineon Technologies A.G. (Germany)	136,175	4,306,485
Japan Material Co. Ltd. (Japan)	3,296	39,238
LEENO Industrial, Inc. (South Korea)	965	125,735
M31 Technology Corp. (Taiwan)	2,425	54,980
MediaTek, Inc. (Taiwan)	57,000	2,218,907
Novatek Microelectronics Corp. (Taiwan)	52,000	803,470
Powertech Technology, Inc. (Taiwan)	9,000	35,045
SK Hynix, Inc. (South Korea)	14,631	1,915,400
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	446,945	14,015,966
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	49,538	9,438,971
Tokyo Electron Ltd. (Japan)	9,400	1,383,239
		40,964,966
Software – 1.1%
Atoss Software S.E. (Germany)	629	82,736
Dassault Systemes S.E. (France)	68,303	2,337,683
Open Text Corp. (Canada)	116,248	3,486,563
SAP S.E. (Germany)	1,014	236,754
SAP S.E. ADR (Germany)	12,016	2,807,418
		8,951,154
Specialty Finance – 1.4%
Adyen N.V. (Netherlands)(c)*	2,076	3,171,421
Chailease Holding Co. Ltd. (Taiwan)	168,306	788,141
Edenred S.E. (France)	147,100	4,757,606
Experian PLC	15,964	779,136
ORIX Corp. (Japan)	24,600	518,319
Plus500 Ltd. (Israel)	8,965	270,733
Worldline S.A. (France)(c)*	201,100	1,425,491
Zenkoku Hosho Co. Ltd. (Japan)	4,700	169,828
		11,880,675
	Number of Shares	Value
Steel – 0.4%
Maruichi Steel Tube Ltd. (Japan)	5,400	$116,371
Mitsui & Co. Ltd. (Japan)	64,100	1,306,848
Ternium S.A. ADR (Mexico)	17,487	596,482
thyssenkrupp A.G. (Germany)	235,100	820,690
Tokyo Steel Manufacturing Co. Ltd. (Japan)	19,407	192,942
		3,033,333
Technology Hardware – 3.4%
Accton Technology Corp. (Taiwan)	25,000	420,092
Advantech Co. Ltd. (Taiwan)	15,000	147,001
Brother Industries Ltd. (Japan)	9,739	189,689
Casio Computer Co. Ltd. (Japan)	53,100	387,049
Delta Electronics, Inc. (Taiwan)	41,000	506,386
Hana Microelectronics PCL (Thailand)(b)	138,200	156,650
Hon Hai Precision Industry Co. Ltd. (Taiwan)	77,000	493,549
Inaba Denki Sangyo Co. Ltd. (Japan)	7,700	193,131
Kyocera Corp. (Japan)	62,700	635,885
Largan Precision Co. Ltd. (Taiwan)	2,000	140,081
Lenovo Group Ltd. (China)	1,110,000	1,463,687
Murata Manufacturing Co. Ltd. (Japan)	77,200	1,348,770
Nidec Corp. (Japan)	38,000	756,991
Nintendo Co. Ltd. (Japan)	34,900	1,843,522
Panasonic Holdings Corp. (Japan)	107,700	886,375
Samsung Electronics Co. Ltd. (South Korea)	45,239	1,920,893
Samsung Electronics Co. Ltd. GDR (South Korea)(b)	6,006	6,349,424
Simplo Technology Co. Ltd. (Taiwan)	4,232	44,612
Sony Group Corp. (Japan)	475,000	8,358,821
TDK Corp. (Japan)	64,000	752,339
Venture Corp. Ltd. (Singapore)	5,700	57,170
Xiamen Faratronic Co. Ltd., Class A (China)	8,900	141,737

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Yageo Corp. (Taiwan)	52,936	$900,358
Yealink Network Technology Corp. Ltd., Class A (China)	31,000	169,623
		28,263,835
Telecommunications – 1.5%
America Movil S.A.B. de C.V. ADR (Mexico)	45,150	710,661
BT Group PLC (United Kingdom)(a)	86,833	155,048
CELCOMDIGI Bhd. (Malaysia)	112,100	86,940
Chunghwa Telecom Co. Ltd. (Taiwan)	37,000	140,450
Elisa OYJ (Finland)	4,426	210,677
KDDI Corp. (Japan)	57,500	1,792,815
KT Corp. (South Korea)	23,655	754,243
Kuwait Telecommunications Co. (Kuwait)	56,872	104,247
Mobile TeleSystems PJSC (Russia)(d)*	138,416	—
Nippon Telegraph & Telephone Corp. (Japan)	961,200	927,400
Saudi Telecom Co. (Saudi Arabia)	14,011	157,249
Softbank Corp. (Japan)	307,000	386,483
SoftBank Group Corp. (Japan)	29,300	1,746,822
Telkom Indonesia Persero Tbk PT (Indonesia)	16,203,833	2,896,318
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(a)	60,226	1,059,375
United Internet A.G. (Germany)(b)	1,973	40,394
Vodacom Group Ltd. (South Africa)	151,651	949,441
Vodafone Group PLC (United Kingdom)	451,585	419,936
		12,538,499
Tobacco & Cannabis – 0.3%
British American Tobacco PLC (United Kingdom)	42,781	1,496,013
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	2,068,801	90,951
Imperial Brands PLC (United Kingdom)	5,880	177,447
Japan Tobacco, Inc. (Japan)	5,600	156,338
KT&G Corp. (South Korea)	9,826	780,521
		2,701,270
	Number of Shares	Value
Transportation & Logistics – 2.0%
BW LPG Ltd. (Singapore)(c)	5,649	$72,856
Canadian National Railway Co. (Canada)	23,716	2,559,431
Canadian Pacific Kansas City Ltd. (Canada)	865	66,729
CCR S.A. (Brazil)	279,760	590,889
Daqin Railway Co. Ltd., Class A (China)	55,500	50,771
DSV A/S (Denmark)	17,505	3,831,940
East Japan Railway Co. (Japan)	56,500	1,134,822
Fujian Expressway Development Co. Ltd., Class A (China)	248,500	121,133
GMexico Transportes S.A.B. de C.V. (Mexico)(c)	66,870	100,792
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)(a)	4,241	738,316
Hyundai Glovis Co. Ltd. (South Korea)	758	66,691
Kamigumi Co. Ltd. (Japan)	5,400	112,707
Ryanair Holdings PLC ADR (Italy)	71,227	3,152,507
TangShan Port Group Co. Ltd., Class A (China)	102,500	62,897
Westports Holdings Bhd. (Malaysia)	50,818	48,857
ZTO Express Cayman, Inc. ADR (China)(a)	168,157	3,886,108
		16,597,446
Transportation Equipment – 1.1%
CRRC Corp. Ltd., Class A (China)	908,900	1,061,407
Daimler Truck Holding A.G. (Germany)	107,639	4,450,945
Volvo AB, Class B (Sweden)(b)	90,400	2,354,634
Weichai Power Co. Ltd., Class H (China)	585,000	883,971
		8,750,957
Wholesale - Consumer Staples – 0.4%
Bid Corp. Ltd. (South Africa)	23,143	547,595
ITOCHU Corp. (Japan)	33,600	1,662,119
Mitsubishi Corp. (Japan)	66,200	1,211,068
		3,420,782

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Wholesale - Discretionary – 0.1%
Bunzl PLC (United Kingdom)	17,769	$782,273
Trusco Nakayama Corp. (Japan)	2,486	36,722
		818,995
Total Common Stocks (Cost $743,671,778)		788,994,263

Master Limited Partnerships – 0.0%(f)
Oil & Gas Supply Chain – 0.0%(f)
Newmed Energy L.P. (Israel)	74,753	223,976
Total Master Limited Partnership (Cost $201,646)		223,976

Preferred Stocks – 0.5%
Banking – 0.0%(f)
Itau Unibanco Holding S.A. ADR, 3.72% (Brazil)(g)	65,756	397,824
Chemicals – 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR, 2.31% (Chile)(a)(g)	11,001	422,328
Containers & Packaging – 0.0%(f)
Klabin S.A., 1.62% (Brazil)(g)	3	2
Technology Hardware – 0.4%
Samsung Electronics Co. Ltd., 3.01% (South Korea)(g)	90,750	3,121,826
Total Preferred Stocks (Cost $5,551,670)		3,941,980

Rights – 0.0%(f)
Metals & Mining – 0.0%(f)
Shougang Fushan Resources Group Ltd. (China)*	12,660	316
Rights (Cost $—)		316

Investment Companies – 1.3%
Franklin FTSE Switzerland ETF	317,703	10,867,031
Total Investment Companies (Cost $10,941,659)		10,867,031
	Number of Shares	Value
Short-Term Investments – 4.7%
Money Market Funds – 4.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(h)	22,846,758	$22,846,758
Northern Institutional Funds - Liquid Assets Portfolio, 4.89%(h)(i)	15,856,087	15,856,087
Total Short-Term Investments (Cost $38,702,845)		38,702,845
Total Investments – 101.6% (Cost $799,069,598)		842,730,411
Liabilities less Other Assets – (1.6)%		(13,635,215)
NET ASSETS – 100.0%		$829,095,196

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. (See Note 7).
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total value of $10,862,645 or 1.31% of net assets.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At October 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $469,118 or 5.66% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bumrungrad Hospital PCL	8/30/22-3/1/24	$ 372,107.23

(f)	Amount rounds to less than 0.05%.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	7-day current yield as of October 31, 2024 is disclosed.
(i)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSC	Joint Stock Company
L.P.	Limited Partnership
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qatari Public Shareholding Company
Concentration by Currency (%)(a)
Euro	20.3
U.S. Dollar	14.7
Japanese Yen	14.6
British Pound	12.8
Hong Kong Dollar	7.0
All other currencies less than 5%	30.6
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	15.3
Japan	14.6
China	11.1
Germany	8.7
United Kingdom	7.0
France	6.6
All other countries less than 5%(b)	36.7
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$160,304,410	$628,689,853	$—*	$788,994,263
Master Limited Partnerships	—	223,976	—	223,976
Preferred Stocks	820,154	3,121,826	—	3,941,980
Rights	316	—	—	316
Investment Companies	10,867,031	—	—	10,867,031
Short-Term Investments	38,702,845	—	—	38,702,845
Total Investments	$210,694,756	$632,035,655	$—	$842,730,411

*Includes securities determined to have no value as of October 31, 2024.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par(a)	Value
Asset-Backed Securities – 3.9%
Other – 3.6%
AGL CLO 12 Ltd., Series 2021-12A, Class D, (3M CME Term SOFR + 3.11%, 2.85% Floor), 7.73%, 7/20/34(b)(c)	$250,000	$249,899
Aimco CLO 12 Ltd., Series 2020-12A, Class DR, (3M CME Term SOFR + 2.90%, 2.90% Floor), 7.55%, 1/17/32(b)(c)	250,000	250,089
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M CME Term SOFR + 1.04%, 0.93% Floor), 5.78%, 5/25/35(c)	40,452	40,118
AMMC CLO Ltd., Series 2020-23A, Class D1R2, (3M CME Term SOFR + 3.70%, 3.70% Floor), 8.35%, 4/17/35(b)(c)	150,000	153,338
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.03%, 4/22/33(b)(c)	130,000	129,762
Apidos Loan Fund Ltd., Series 2024-1A, Class E, (3M CME Term SOFR + 5.75%, 5.75% Floor), 10.38%, 4/25/35(b)(c)	220,000	221,040
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 8.28%, 4/22/35(b)(c)	250,000	251,155
Birch Grove CLO Ltd., Series 19A, Class D1RR, (3M CME Term SOFR + 3.85%, 3.85% Floor), 8.50%, 7/17/37(b)(c)	100,000	102,408
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%, 2.90% Floor), 8.03%, 10/20/37(b)(c)	110,000	111,045
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 11.75%, 7/25/34(b)(c)	250,000	243,744
	Par(a)	Value
Other (Continued)
Bristol Park CLO Ltd., Series 2016-1A, Class DR, (3M CME Term SOFR + 3.21%, 2.95% Floor), 7.87%, 4/15/29(b)(c)	$250,000	$251,647
CIFC Funding Ltd., Series 2017-3A, Class D1R, (3M CME Term SOFR + 3.70%, 3.70% Floor), 8.32%, 4/20/37(b)(c)	210,000	211,808
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 7.51%, 4/17/30(b)(c)	250,000	250,065
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	445,308	279,372
Hayfin U.S. XV Ltd., Series 2024-15A, Class D1, (3M CME Term SOFR + 4.26%, 4.26% Floor), 8.88%, 4/28/37(b)(c)	100,000	100,695
Mountain View CLO XVI Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.19%, 4.19% Floor), 8.85%, 4/15/34(b)(c)	140,000	143,677
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 5.14%, 1/25/33(c)	261,815	247,705
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M CME Term SOFR + 3.16%, 2.90% Floor), 7.81%, 10/16/33(b)(c)	250,000	249,618
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 12.88%, 5/15/33(b)(c)	487,000	489,490
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M CME Term SOFR + 4.01%, 3.75% Floor), 8.67%, 10/15/34(b)(c)	280,000	282,020
Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, (3M CME Term SOFR + 2.00%, 2.00% Floor), 6.62%, 1/20/35(b)(c)	220,000	220,625

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)
OHA Credit Funding 11 Ltd., Series 2022-11A, Class D1R, (3M CME Term SOFR + 2.85%, 2.85% Floor), 7.47%, 7/19/37(b)(c)	$180,000	$181,656
Palmer Square CLO Ltd., Series 2022-3A, Class D1R, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.57%, 7/20/37(b)(c)	150,000	151,402
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class CR, (3M CME Term SOFR + 3.00%, 3.00% Floor), 7.66%, 4/15/31(b)(c)	160,000	161,097
Series 2024-1A, Class B, (3M CME Term SOFR + 1.80%, 1.80% Floor), 6.91%, 10/15/32(b)(c)	120,000	120,059

Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	155,093	145,796
RAD CLO 21 Ltd., Series 2023-21A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.03%, 1/25/33(b)(c)	160,000	161,070
SMB Private Education Loan Trust,
Series 2021-A, Class D1, 3.86%, 1/15/53(b)	162,649	141,856
Series 2024-D, Class D, 7.51%, 7/05/53(b)	100,000	100,777

Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	216,330	206,188
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 8.48%, 4/19/34(b)(c)	250,000	251,514
Trinitas CLO XXVI Ltd., Series 2023-26A, Class C, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.57%, 1/20/35(b)(c)	170,000	170,732
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, (3M CME Term SOFR + 4.30%, 4.30% Floor), 8.93%, 4/18/37(b)(c)	160,000	163,534
	Par(a)	Value
Other (Continued)

Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.15%, 4.15% Floor), 8.77%, 10/20/34(b)(c)	$110,000	$111,122
Voya CLO Ltd., Series 2020-3A, Class DR, (3M CME Term SOFR + 3.51%, 3.25% Floor), 8.13%, 10/20/34(b)(c)	260,000	260,738
		6,806,861
Specialty Finance – 0.3%
Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 8.07%, 11/22/31(b)(c)	110,000	110,373
Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.57%, 10/20/29(b)(c)	250,000	250,018
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 6.91%, 6/19/37(b)(c)	237,968	238,106
		598,497
Total Asset-Backed Securities (Cost $7,373,276)		7,405,358

	Number of Shares
Common Stocks – 41.9%
Aerospace & Defense – 0.9%
BAE Systems PLC (United Kingdom)	103,851	1,673,799
Asset Management – 1.3%
Blackrock, Inc.	312	306,081
Blackstone, Inc.(d)	880	147,620
Macquarie Korea Infrastructure Fund (South Korea)	198,573	1,714,238
T. Rowe Price Group, Inc.	2,296	252,238
		2,420,177

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Automotive – 1.3%
Hyundai Motor Co. (South Korea)	14,200	$2,187,233
Mercedes-Benz Group A.G. (Germany)	5,550	337,166
		2,524,399
Banking – 2.7%
BNP Paribas S.A. (France)	15,680	1,070,851
JPMorgan Chase & Co.	14,340	3,182,333
PNC Financial Services Group (The), Inc.	1,507	283,723
Truist Financial Corp.	4,989	214,776
U.S. Bancorp	7,681	371,069
		5,122,752
Beverages – 1.6%
Arca Continental S.A.B. de C.V. (Mexico)	56,683	483,531
Coca-Cola (The) Co.	11,020	719,716
Coca-Cola Europacific Partners PLC (United Kingdom)	18,269	1,388,444
PepsiCo, Inc.	3,174	527,138
		3,118,829
Biotechnology & Pharmaceuticals – 4.2%
AbbVie, Inc.	2,714	553,303
Amgen, Inc.	1,277	408,844
Bristol-Myers Squibb Co.	6,086	339,416
Gilead Sciences, Inc.	4,652	413,191
Johnson & Johnson	18,885	3,018,956
Novartis A.G. ADR (Switzerland)(d)	25,629	2,778,184
Pfizer, Inc.	17,652	499,552
		8,011,446
Cable & Satellite – 0.4%
Comcast Corp., Class A	18,762	819,336
Chemicals – 0.3%
Air Products and Chemicals, Inc.	1,661	515,790
Construction Materials – 0.2%
Cie de Saint-Gobain S.A. (France)	3,829	347,233
Containers & Packaging – 0.8%
Amcor PLC	38,715	430,898
Smurfit WestRock PLC	23,670	1,219,005
		1,649,903
Diversified Industrials – 1.2%
Emerson Electric Co.	3,803	411,751
	Number of Shares	Value
Diversified Industrials (Continued)
Honeywell International, Inc.	1,054	$216,787
Siemens A.G. (Germany)(e)	8,804	1,712,817
		2,341,355
Electric Utilities – 0.5%
American Electric Power Co., Inc.	3,682	363,597
Dominion Energy, Inc.	4,402	262,051
Edison International	4,445	366,268
		991,916
Electrical Equipment – 1.6%
Johnson Controls International PLC	41,205	3,113,038
Food – 0.2%
Mondelez International, Inc., Class A	6,042	413,756
Forestry, Paper & Wood Products – 0.4%
UPM-Kymmene OYJ (Finland)	26,148	769,446
Gas & Water Utilities – 0.1%
NiSource, Inc.	6,041	212,402
Health Care Facilities & Services – 0.1%
CVS Health Corp.	4,163	235,043
Home & Office Products – 0.6%
Midea Group Co. Ltd. (China)(d)*	128,000	1,202,763
Household Products – 0.6%
Kenvue, Inc.	9,473	217,216
Kimberly-Clark Corp.	2,210	296,538
Procter & Gamble (The) Co.	4,184	691,113
		1,204,867
Institutional Financial Services – 2.1%
CME Group, Inc.	2,799	630,782
Morgan Stanley	26,871	3,123,754
Northern Trust Corp.	2,623	263,664
		4,018,200
Insurance – 2.6%
MS&AD Insurance Group Holdings, Inc. (Japan)	89,750	1,985,210
Zurich Insurance Group A.G. (Switzerland)	5,110	3,012,883
		4,998,093

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
IT Services – 0.2%
International Business Machines Corp.	1,736	$358,866
Leisure Facilities & Services – 2.1%
McDonald's Corp.	1,262	368,643
OPAP S.A. (Greece)	199,366	3,400,371
Starbucks Corp.	2,826	276,100
		4,045,114
Leisure Products – 0.1%
Hasbro, Inc.	3,461	227,145
Medical Equipment & Devices – 0.4%
Baxter International, Inc.	6,401	228,516
Medtronic PLC	5,812	518,721
		747,237
Metals & Mining – 1.1%
BHP Group Ltd. (Australia)	24,790	688,730
Rio Tinto Ltd. (Australia)	17,924	1,407,349
		2,096,079
Oil & Gas Supply Chain – 3.4%
Chevron Corp.	20,642	3,071,942
Exxon Mobil Corp.	4,706	549,567
Gazprom PJSC (Russia)(f)*	33,780	—
Kinder Morgan, Inc.	14,445	354,047
LUKOIL PJSC (Russia)(f)	1,232	—
ONEOK, Inc.	2,938	284,633
Petroleo Brasileiro S.A. (Brazil)	308,550	2,078,919
Rosneft Oil Co. PJSC (Russia)(f)	17,410	—
Williams (The) Cos., Inc.	4,845	253,733
		6,592,841
Real Estate Investment Trusts – 4.0%
Crown Castle, Inc.	4,322	464,572
Federal Realty Investment Trust	3,382	374,861
PowerGrid Infrastructure Investment Trust (India)(b)	672,753	723,828
Prologis Property Mexico S.A. de C.V. (Mexico)	766,152	2,565,391
Realty Income Corp.	3,496	207,557
Simon Property Group, Inc.	1,220	206,326
Ventas, Inc.	3,435	224,958
VICI Properties, Inc.	90,530	2,875,233
		7,642,726
Semiconductors – 1.9%
Broadcom, Inc.	6,862	1,164,962
	Number of Shares	Value
Semiconductors (Continued)
MediaTek, Inc. (Taiwan)	50,881	$1,980,705
Texas Instruments, Inc.	2,517	511,354
		3,657,021
Software – 0.5%
Kaspi.KZ JSC ADR (Kazakhstan)	8,400	925,176
Technology Hardware – 0.2%
Cisco Systems, Inc.	5,198	284,694
NetApp, Inc.	905	104,356
		389,050
Telecommunications – 1.8%
Softbank Corp. (Japan)	2,224,750	2,800,745
Verizon Communications, Inc.	14,222	599,173
		3,399,918
Tobacco & Cannabis – 1.6%
British American Tobacco PLC ADR (United Kingdom)	65,895	2,305,007
Philip Morris International, Inc.	5,340	708,618
		3,013,625
Transportation & Logistics – 0.2%
United Parcel Service, Inc., Class B	2,626	352,042
Transportation Equipment – 0.7%
Volvo AB, Class B (Sweden)(e)	50,319	1,310,651
Total Common Stocks (Cost $74,293,049)		80,462,034

	Par(a)
Convertible Bonds – 0.2%
Cable & Satellite – 0.2%
DISH Network Corp., 0.00%, 12/15/25(g)	$320,000	284,099
Health Care Facilities & Services – 0.0%(h)
Multiplan Corp., 6.00%, 10/15/27(b)	130,000	79,950
Publishing & Broadcasting – 0.0%(h)
Gannett Co., Inc., 6.00%, 12/01/27(b)	10,000	11,926
Total Convertible Bonds (Cost $355,261)		375,975

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value

Corporate Bonds – 9.2%
Aerospace & Defense – 0.1%
TransDigm, Inc., 6.63%, 3/01/32(b)	$170,000	$172,878
Automotive – 0.3%
Ford Motor Co., 3.25%, 2/12/32	120,000	100,397
Ford Motor Credit Co. LLC, 3.63%, 6/17/31	270,000	234,603
PM General Purchaser LLC, 9.50%, 10/01/28(b)	240,000	243,833
		578,833
Beverages – 0.0%(h)
Triton Water Holdings, Inc., 6.25%, 4/01/29(b)	40,000	39,512
Biotechnology & Pharmaceuticals – 0.2%
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)(d)	110,000	107,952
6.13%, 2/01/27(b)	90,000	81,238

Endo Finance Holdings, Inc., 8.50%, 4/15/31(b)(d)	90,000	96,230
		285,420
Cable & Satellite – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/31(b)	200,000	173,557
CSC Holdings LLC,
5.50%, 4/15/27(b)(d)	450,000	400,512
4.13%, 12/01/30(b)(d)	640,000	472,404

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	40,000	38,513
DISH DBS Corp.,
5.25%, 12/01/26(b)	80,000	74,045
5.75%, 12/01/28(b)(d)	150,000	131,057

DISH Network Corp., 11.75%, 11/15/27(b)	160,000	168,419
Time Warner Cable LLC, 6.75%, 6/15/39	90,000	87,469
		1,545,976
Commercial Support Services – 0.5%
Clean Harbors, Inc., 5.13%, 7/15/29(b)	70,000	68,107
CoreCivic, Inc., 4.75%, 10/15/27	190,000	181,029
GEO Group (The), Inc.,
8.63%, 4/15/29	80,000	83,680
10.25%, 4/15/31	160,000	171,489
	Par(a)	Value
Commercial Support Services (Continued)

RR Donnelley & Sons Co., 9.50%, 8/01/29(b)	$140,000	$140,987
TKC Holdings, Inc.,
6.88%, 5/15/28(b)	170,000	167,366
10.50%, 5/15/29(b)(d)	20,000	20,203

ZipRecruiter, Inc., 5.00%, 1/15/30(b)(d)	70,000	63,127
		895,988
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)	100,000	100,802
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	60,000	63,023
		163,825
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)	80,000	73,107
WW International, Inc., 4.50%, 4/15/29(b)	120,000	30,000
		103,107
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)	210,000	209,406
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(b)(d)	400,000	240,000
		449,406
Diversified Industrials – 0.0%(h)
Vortex Opco LLC, 8.00%, 4/30/30(b)	107,217	40,206
Electric Utilities – 0.2%
Edison International, (5Y US Treasury CMT + 4.70%), 5.38%, 3/15/26(i)(j)	180,000	178,208
NRG Energy, Inc., 6.25%, 11/01/34(b)	140,000	139,853
Vistra Operations Co. LLC, 6.88%, 4/15/32(b)	100,000	103,405
		421,466
Electrical Equipment – 0.1%
Alpha Generation LLC, 6.75%, 10/15/32(b)	40,000	40,562
Vertiv Group Corp., 4.13%, 11/15/28(b)	110,000	104,682
		145,244

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Engineering & Construction – 0.2%
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/28(b)	$170,000	$174,004
TopBuild Corp.,
3.63%, 3/15/29(b)	60,000	55,003
4.13%, 2/15/32(b)	10,000	8,915

Tutor Perini Corp., 11.88%, 4/30/29(b)	160,000	175,594
		413,516
Entertainment Content – 0.1%
Historic TW, Inc., 8.30%, 1/15/36	150,000	160,641
Food – 0.0%(h)
Simmons Foods, Inc., 4.63%, 3/01/29(b)	50,000	46,316
Health Care Facilities & Services – 0.5%
Akumin, Inc., 9.00%, 8/01/27(b)(d)(k)	250,000	212,812
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27(b)	210,000	204,805
6.88%, 4/15/29(b)	50,000	42,228
6.13%, 4/01/30(b)(d)	150,000	117,447
4.75%, 2/15/31(b)	50,000	41,698
10.88%, 1/15/32(b)	110,000	117,889

LifePoint Health, Inc., 9.88%, 8/15/30(b)	160,000	175,021
Option Care Health, Inc., 4.38%, 10/31/29(b)	50,000	46,024
U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	43,575
		1,001,499
Home & Office Products – 0.1%
Newell Brands, Inc.,
5.70%, 4/01/26	60,000	60,134
6.38%, 5/15/30(l)	50,000	50,229
		110,363
Industrial Support Services – 0.1%
EquipmentShare.com, Inc., 8.63%, 5/15/32(b)	100,000	103,161
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	110,000	101,569
United Rentals North America, Inc., 6.00%, 12/15/29(b)	35,000	35,563
		240,293
	Par(a)	Value
Institutional Financial Services – 0.2%
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(b)	$170,000	$176,211
6.13%, 11/01/32(b)	40,000	40,026

State Street Corp., (5Y US Treasury CMT + 2.61%), 6.70%, 3/15/29(i)(j)	80,000	82,361
StoneX Group, Inc., 7.88%, 3/01/31(b)	20,000	21,040
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	10,000	10,268
		329,906
Insurance – 0.0%(h)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)	20,000	19,980
Internet Media & Services – 0.1%
Ziff Davis, Inc., 4.63%, 10/15/30(b)(d)	120,000	109,807
Leisure Facilities & Services – 0.7%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)(d)	110,000	94,898
Caesars Entertainment, Inc.,
7.00%, 2/15/30(b)	100,000	102,505
6.50%, 2/15/32(b)	10,000	10,141

Carnival Holdings Bermuda Ltd., 10.38%, 5/01/28(b)	50,000	53,676
Full House Resorts, Inc., 8.25%, 2/15/28(b)	230,000	229,583
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	110,000	109,880
8.13%, 1/15/29(b)	70,000	74,212
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26(b)	130,000	130,146
6.25%, 3/15/32(b)	60,000	61,171
6.00%, 2/01/33(b)	130,000	130,798
Viking Cruises Ltd.,
7.00%, 2/15/29(b)	130,000	131,017
9.13%, 7/15/31(b)	170,000	183,596

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(b)	80,000	84,159
		1,395,782

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Leisure Products – 0.1%
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	$170,000	$168,987
Machinery – 0.1%
Esab Corp., 6.25%, 4/15/29(b)	70,000	71,233
Titan International, Inc., 7.00%, 4/30/28	110,000	106,674
		177,907
Medical Equipment & Devices – 0.1%
Medline Borrower L.P.,
6.25%, 4/01/29(b)	80,000	81,396
5.25%, 10/01/29(b)	30,000	29,058

Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	100,000	102,406
		212,860
Metals & Mining – 0.0%(h)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	57,582
Oil & Gas Supply Chain – 2.4%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(b)	410,000	399,662
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(b)	100,000	103,301
Chord Energy Corp., 6.38%, 6/01/26(b)	150,000	150,321
Continental Resources, Inc., 5.75%, 1/15/31(b)	100,000	100,112
Crescent Energy Finance LLC,
9.25%, 2/15/28(b)	40,000	41,975
7.63%, 4/01/32(b)	60,000	59,241

Energy Transfer L.P., 5.35%, 5/15/45	40,000	36,616
EQM Midstream Partners L.P.,
7.50%, 6/01/30(b)	40,000	43,017
4.75%, 1/15/31(b)	150,000	142,593

EQT Corp., 3.13%, 5/15/26(b)	20,000	19,356
Expand Energy Corp., 4.75%, 2/01/32(d)	300,000	281,943
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/33(b)	100,000	104,552
Howard Midstream Energy Partners LLC,
8.88%, 7/15/28(b)	20,000	21,101
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32(b)	$80,000	$81,618

New Generation Gas Gathering LLC, 10.34%, 9/30/29(m)	54,054	53,243
Northern Oil & Gas, Inc., 8.13%, 3/01/28(b)	170,000	171,650
Occidental Petroleum Corp.,
7.15%, 5/15/28	180,000	189,247
6.45%, 9/15/36	120,000	124,098
7.95%, 6/15/39	400,000	462,726
4.40%, 8/15/49	60,000	44,323
Permian Resources Operating LLC,
5.88%, 7/01/29(b)	40,000	39,432
9.88%, 7/15/31(b)	100,000	110,496
7.00%, 1/15/32(b)	70,000	71,406
6.25%, 2/01/33(b)	30,000	29,784

Range Resources Corp., 8.25%, 1/15/29	170,000	175,150
Rockies Express Pipeline LLC,
7.50%, 7/15/38(b)	40,000	40,604
6.88%, 4/15/40(b)	60,000	56,888

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	70,000	65,696
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(b)	190,000	194,210
4.13%, 8/15/31(b)(d)	30,000	27,343
3.88%, 11/01/33(b)	150,000	130,322
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	50,000	55,265
(5Y US Treasury CMT + 5.44%), 9.00%, 9/30/29(b)(i)(j)	200,000	199,985
7.00%, 1/15/30(b)	90,000	90,556
8.38%, 6/01/31(b)	60,000	62,321
9.88%, 2/01/32(b)(d)	110,000	120,068
Western Midstream Operating L.P.,
5.45%, 4/01/44	40,000	36,178
5.30%, 3/01/48	410,000	356,322

Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	36,013
		4,528,734
Oil, Gas Services & Equipment – 0.0%(h)
Noble Finance II LLC, 8.00%, 4/15/30(b)(d)	90,000	91,228

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Publishing & Broadcasting – 0.4%
Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27(b)	$260,000	$252,060
Gray Television, Inc., 7.00%, 5/15/27(b)(d)	90,000	87,566
iHeartCommunications, Inc., 6.38%, 5/01/26(d)(m)	30,000	25,383
McClatchy (The) Co. LLC, 11.00%, 7/15/27(b)(d)(k)	135,930	149,523
Nexstar Media, Inc., 5.63%, 7/15/27(b)	180,000	176,887
		691,419
Real Estate Investment Trusts – 0.2%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26(d)	130,000	122,963
5.00%, 10/15/27(d)	220,000	194,159

Service Properties Trust, 5.50%, 12/15/27	90,000	85,225
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(b)	20,000	21,303
		423,650
Real Estate Owners & Developers – 0.0%(h)
Five Point Operating Co. L.P./Five Point Capital Corp., (Step to 11.00% on 11/15/24), 10.50%, 1/15/28(b)(n)	65,562	67,133
Real Estate Services – 0.0%(h)
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/01/31(b)	60,000	64,645
Renewable Energy – 0.2%
Sunnova Energy Corp., 5.88%, 9/01/26(b)(d)	330,000	294,957
Retail - Discretionary – 0.2%
Builders FirstSource, Inc., 4.25%, 2/01/32(b)	80,000	71,567
Foot Locker, Inc., 4.00%, 10/01/29(b)(d)	200,000	171,853
Michaels (The) Cos., Inc., 5.25%, 5/01/28(b)	60,000	43,175
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 3/01/32(d)	70,000	70,872
		357,467
Software – 0.2%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(b)(d)	70,000	70,264
	Par(a)	Value
Software (Continued)
Cloud Software Group, Inc., 8.25%, 6/30/32(b)	$130,000	$133,620
Gen Digital, Inc., 7.13%, 9/30/30(b)(d)	170,000	175,935
Placehold Community Brand, 0.00%, 6/13/29(l)	13,188	13,188
Rackspace Finance LLC, 3.50%, 5/15/28(b)	23,400	13,787
		406,794
Specialty Finance – 0.3%
FirstCash, Inc., 5.63%, 1/01/30(b)	110,000	106,791
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(b)	100,000	103,715
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	190,000	175,006
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(b)(d)	70,000	71,820
Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	80,000	81,864
		539,196
Technology Hardware – 0.1%
CommScope LLC, 6.00%, 3/01/26(b)	160,000	156,193
CommScope Technologies LLC, 5.00%, 3/15/27(b)	40,000	35,378
Viasat, Inc., 5.63%, 4/15/27(b)(d)	70,000	65,347
		256,918
Transportation & Logistics – 0.3%
American Airlines, Inc., 8.50%, 5/15/29(b)	120,000	126,112
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	50,000	49,512
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)	200,000	187,738
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	20,901	20,582

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26		$24,000	$23,787
XPO, Inc., 6.25%, 6/01/28(b)		100,000	101,511
			509,242
Transportation Equipment – 0.0%(h)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)		60,000	62,952
Total Corporate Bonds (Cost $17,449,562)			17,581,635

Foreign Government Inflation-Linked Bonds – 0.0%(h)
Sovereign Government – 0.0%(h)
Uruguay Government International Bond,
3.88%, 7/02/40	UYU	1,530,000	51,685
3.40%, 5/16/45	UYU	60,000	1,469
Total Foreign Government Inflation-Linked Bonds (Cost $62,077)			53,154

Foreign Issuer Bonds – 6.5%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)		210,000	190,050
Argentina – 0.3%
Pampa Energia S.A., 7.95%, 9/10/31(b)		110,000	110,040
Pan American Energy LLC, 8.50%, 4/30/32(b)		130,000	137,410
Provincia de Buenos Aires, 6.63%, 9/01/37(b)		289,020	164,741
Provincia de Cordoba, 6.99%, 6/01/27(b)		200,000	186,000
			598,191
Brazil – 0.3%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/26(g)	BRL	114,000	17,156
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	306,189
MercadoLibre, Inc., 3.13%, 1/14/31(d)		270,000	235,041
Suzano Austria GmbH, 3.13%, 1/15/32		120,000	100,638
			659,024
	Par(a)	Value
Canada – 0.4%
Bank of Nova Scotia (The), (5Y US Treasury CMT + 4.02%), 8.00%, 1/27/84(j)	$250,000	$264,127
Bombardier, Inc., 7.88%, 4/15/27(b)	104,000	104,205
Empire Communities Corp., 9.75%, 5/01/29(b)	60,000	62,689
Hudbay Minerals, Inc., 6.13%, 4/01/29(b)	70,000	70,506
TransAlta Corp.,
7.75%, 11/15/29	110,000	116,159
6.50%, 3/15/40	50,000	51,420
		669,106
Chile – 0.1%
Latam Airlines Group S.A., 7.88%, 4/15/30(b)	100,000	100,125
China – 0.1%
Prosus N.V., 3.06%, 7/13/31(b)	270,000	230,805
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36	200,000	195,471
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 2.10%), 6.47%, 1/09/26(b)(j)	270,000	270,471
Dominican Republic – 0.2%
Dominican Republic International Bond, 4.88%, 9/23/32	310,000	283,235
France – 0.5%
Altice France S.A., 5.50%, 10/15/29(b)	840,000	628,941
BNP Paribas S.A., (5Y US Treasury CMT + 4.90%), 7.75%, 8/16/29(b)(i)(j)	200,000	207,127
Credit Agricole S.A., (5Y USD Swap Rate + 6.19%), 8.13%, 12/23/25(b)(i)(j)	200,000	205,170
		1,041,238
Germany – 0.2%
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	30,000	30,853
ZF North America Capital, Inc.,
7.13%, 4/14/30(b)	160,000	160,917
6.88%, 4/23/32(b)	150,000	146,536
		338,306

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Guatemala – 0.1%
Millicom International Cellular S.A., 4.50%, 4/27/31(b)		$250,000	$225,542
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y US Treasury CMT + 2.72%), 6.95%, 3/10/55(j)		150,000	154,620
Israel – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V.,
4.75%, 5/09/27		340,000	330,318
4.10%, 10/01/46		210,000	148,048
			478,366
Italy – 0.2%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(b)		400,000	460,159
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(b)		300,000	298,811
Jamaica – 0.0%(h)
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	66,816
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	235,584
Kenya – 0.2%
Republic of Kenya Government International Bond, 9.75%, 2/16/31(b)(d)		280,000	281,036
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	216,594
Luxembourg – 0.1%
Altice Financing S.A., 5.75%, 8/15/29(b)		310,000	254,239
Macau – 0.2%
Sands China Ltd., 2.85%, 3/08/29		450,000	403,533
Mexico – 0.9%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(i)(j)		250,000	245,876
		Par(a)	Value
Mexico (Continued)
Mexican Bonos,
5.75%, 3/05/26	MXN	$2,710,000	$127,884
8.50%, 5/31/29	MXN	10,620,000	503,805
7.75%, 11/23/34	MXN	14,570,000	623,868

Mexico Government International Bond, 4.75%, 3/08/44		150,000	118,998
			1,620,431
Morocco – 0.1%
OCP S.A., 6.75%, 5/02/34(b)		200,000	208,500
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)		250,000	163,558
Supranational – 0.3%
Inter-American Development Bank, 7.35%, 10/06/30	INR	52,000,000	627,133
Switzerland – 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 5/01/27(b)		180,000	175,224
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(b)		200,000	204,001
United Arab Emirates – 0.2%
DP World Ltd., 5.63%, 9/25/48(b)		290,000	278,300
Shelf Drilling Holdings Ltd., 9.63%, 4/15/29(b)		200,000	180,987
			459,287
United Kingdom – 0.5%
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 9/15/29(b)		200,000	189,970
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.75%, 1/15/32(b)		230,000	209,051
Marks & Spencer PLC, 7.13%, 12/01/37(b)(d)		100,000	109,827
Mclaren Finance PLC, 7.50%, 8/01/26(b)(d)		400,000	388,000
			896,848

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Zambia – 0.2%
First Quantum Minerals Ltd., 9.38%, 3/01/29(b)	$360,000	$382,735
Total Foreign Issuer Bonds (Cost $12,669,456)		12,389,039

	Number of Shares
Master Limited Partnerships – 3.6%
Oil & Gas Supply Chain – 3.6%
Energy Transfer L.P.	219,335	3,614,641
Enterprise Products Partners L.P.	116,502	3,338,947
Total Master Limited Partnerships (Cost $5,670,966)		6,953,588

	Par(a)
Mortgage-Backed Securities – 8.0%
Commercial Mortgage-Backed Securities – 4.3%
ARES1, Series 2024-IND2, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 6.29%, 10/15/34(b)(c)	$190,000	189,762
BANK,
Series 2022-BNK44, Class D, 4.00%, 11/15/32(b)	190,000	146,603
Series 2024-BNK48, Class A5, 5.05%, 9/15/34	190,000	188,822

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.25%, 2/15/50(b)	110,000	97,140
Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, 7/15/56(b)	250,000	215,099
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 7.41%, 11/15/29(b)(c)	250,000	249,428
BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 6.35%, 7/15/35(b)(c)	190,000	189,763
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BMP, Series 2024-MF23, Class E, (1M CME Term SOFR + 3.39%, 3.39% Floor), 8.19%, 6/15/41(b)(c)	$150,000	$148,125
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class E, (1M CME Term SOFR + 4.44%, 4.44% Floor), 9.24%, 8/15/41(b)(c)	130,000	129,838
BX Commercial Mortgage Trust,
Series 2019-IMC, Class E, (1M CME Term SOFR + 2.20%, 2.15% Floor), 7.00%, 4/15/34(b)(c)	300,000	292,875
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 5.77%, 11/15/38(b)(c)	171,636	170,939
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 6.57%, 9/15/36(b)(c)	270,000	267,806
Series 2022-AHP, Class A, (1M CME Term SOFR + 0.99%, 0.99% Floor), 5.79%, 1/17/39(b)(c)	212,000	209,947
Series 2024-BI02, Class D, 7.71%, 8/13/41(b)(o)	100,000	98,007
Series 2024-KING, Class E, (1M CME Term SOFR + 3.69%, 3.69% Floor), 8.49%, 5/15/34(b)(c)	150,000	148,696
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 5.82%, 10/15/36(b)(c)	270,000	268,228
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 6.86%, 9/15/34(b)(c)	197,803	190,646
Series 2022-CLS, Class A, 5.76%, 10/13/27(b)	230,000	228,633
Series 2024-CNYN, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 7.49%, 4/15/29(b)(c)	197,815	198,123

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 6.02%, 8/15/36(b)(c)	$270,000	$251,876
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	240,560
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.36%, 8/15/48(o)	180,000	148,168
Extended Stay America Trust,
Series 2021-ESH, Class C, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.62%, 7/15/38(b)(c)	231,103	231,103
Series 2021-ESH, Class E, (1M CME Term SOFR + 2.96%, 2.85% Floor), 7.77%, 7/15/38(b)(c)	231,103	231,536

GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 8.96%, 3/10/41(b)(o)	125,000	127,388
GS Mortgage Securities Trust,
Series 2015-GC30, Class C, 4.07%, 5/10/50(o)	180,000	158,800
Series 2015-GC32, Class D, 3.35%, 7/10/48	220,000	203,197
Series 2017-GS6, Class A2, 3.16%, 5/10/50	184,774	176,232

HIH Trust, Series 2024-61P, Class F, (1M CME Term SOFR + 5.44%, 5.44% Floor), 10.39%, 10/15/41(b)(c)	200,000	199,652
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5, 3.91%, 1/15/49	200,000	196,914
Series 2022-ACB, Class A, (30D Average SOFR + 1.40%, 1.40% Floor), 6.41%, 3/15/39(b)(c)	350,000	350,000
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, (30D Average SOFR + 2.90%, 2.90% Floor), 7.91%, 3/15/39(b)(c)	$190,000	$188,813

KIND Trust, Series 2021-KIND, Class E, (1M CME Term SOFR + 3.36%, 3.25% Floor), 8.17%, 8/15/38(b)(c)	158,697	153,019
KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 7.56%, 2/17/39(b)(c)	150,000	145,725
MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.60%, 11/15/35(b)(c)	65,312	65,354
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1M CME Term SOFR + 2.72%, 2.60% Floor), 7.52%, 4/15/38(b)(c)	160,000	159,000
Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 6.37%, 12/15/38(b)(c)	110,000	103,434
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, 12/15/56(o)	90,000	94,611
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, (1M CME Term SOFR + 1.40%, 1.40% Floor), 6.21%, 3/15/39(b)(c)	260,000	258,537
Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 10.10%, 3/15/39(b)(c)	200,000	190,300

NCMF Trust, Series 2022-MFP, Class G, (1M CME Term SOFR + 5.13%, 5.13% Floor), 9.93%, 3/15/39(b)(c)	195,000	187,504

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.00%, 7/15/39(b)(o)	$180,000	$179,533
SMRT,
Series 2022-MINI, Class D, (1M CME Term SOFR + 1.95%, 1.95% Floor), 6.75%, 1/15/39(b)(c)	210,000	206,214
Series 2022-MINI, Class F, (1M CME Term SOFR + 3.35%, 3.35% Floor), 8.15%, 1/15/39(b)(c)	100,000	94,295

Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, 12/15/47	190,000	187,394
		8,357,639
Whole Loan – 3.7%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.14%, 1/25/67(b)(o)	136,067	125,328
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(o)	164,665	156,767
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(o)	126,105	120,743
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	157,631	151,554
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(b)(n)	174,381	175,597

CAFL Issuer LLC, Series 2023-RTL1, Class A1, (Step to 9.05% on 7/28/26), 7.55%, 12/28/30(b)(n)	160,000	162,484
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(b)(n)	205,741	205,715
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(b)(o)	198,069	189,196
Series 2024-1, Class M1, 6.59%, 2/25/69(b)	160,000	160,973
	Par(a)	Value
Whole Loan (Continued)

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	$177,000	$156,514
FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	100,000	81,202
FHLMC STACR REMIC Trust,
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 7.86%, 12/25/50(b)(c)	260,000	281,083
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 9.61%, 1/25/51(b)(c)	240,000	257,304
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.26%, 8/25/33(b)(c)	270,000	303,296
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.61%, 2/25/42(b)(c)	225,000	235,537
Series 2022-DNA6, Class M2, (30D Average SOFR + 5.75%), 10.61%, 9/25/42(b)(c)	160,000	178,088
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.26%, 2/25/42(b)(c)	210,000	214,742
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (30D Average SOFR + 4.26%, 4.15% Floor), 9.12%, 2/25/30(c)	330,000	353,775
Series 2022-R03, Class 1M2, (30D Average SOFR + 3.50%), 8.36%, 3/25/42(b)(c)	250,000	262,297
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%, 3.60% Floor), 8.46%, 7/25/42(b)(c)	200,000	210,438
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%, 2.70% Floor), 7.56%, 1/25/44(b)(c)	200,000	203,500

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	188,837	170,396

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)

LHOME Mortgage Trust, Series 2024-RTL1, Class A1, (Step to 8.52% on 9/25/26), 7.02%, 1/25/29(b)(n)	$160,000	$161,326
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(b)(o)	209,684	188,502
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(o)	197,335	182,215
NYMT Loan Trust, Series 2024-BPL1, Class A1, (Step to 8.65% on 8/25/26), 7.15%, 2/25/29(b)(n)	160,000	161,129
OBX Trust,
Series 2022-NQM6, Class A1, (Step to 4.71% on 7/25/26), 4.70%, 7/25/62(b)(n)	209,379	205,861
Series 2024-NQM, Class 3 M1, 6.85%, 12/25/63(b)	200,000	202,008

Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, (Step to 8.50% on 8/25/26), 7.50%, 2/25/30(b)(n)	160,000	160,446
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(o)	216,178	198,418
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 4.04%, 5/25/55(b)(o)	220,000	203,274
Series 2017-5, Class B1, (1M CME Term SOFR + 1.91%), 6.65%, 2/25/57(b)(c)	250,000	250,535
Series 2019-HY2, Class B1, (1M CME Term SOFR + 2.36%, 2.25% Floor), 7.10%, 5/25/58(b)(c)	190,000	193,083
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(b)(n)	81,484	82,419
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(b)(n)	168,401	168,338
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(b)(n)	$133,232	$134,924
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(b)(n)	179,742	181,262
		7,030,269
Total Mortgage-Backed Securities (Cost $15,316,639)		15,387,908

Term Loans – 7.4%(c)
Advertising & Marketing – 0.1%
Neptune BidCo US, Inc., Term A Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 9.51%, 10/11/28	246,250	226,919
Aerospace & Defense – 0.1%
Ovation Parent, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.75% Floor), 8.10%, 4/21/31	140,000	140,482
Asset Management – 0.2%
First Eagle Holdings, Inc., Tranche B-2 Term Loan, (3M USD CME Term SOFR + 3.00%), 7.60%, 3/05/29	79,600	79,148
Nexus Buyer LLC, Amendment No. 7 Refinancing Term Loan, (1M USD CME Term SOFR + 4.00%), 8.69%, 7/31/31	289,350	288,085
		367,233
Automotive – 0.1%
First Brands Group LLC, 2022-II Incremental Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.85%, 3/30/27	137,973	133,833

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Beverages – 0.2%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 8.60%, 3/31/28	$138,950	$139,326
Triton Water Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.12%, 3/31/28	230,094	230,179
		369,505
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.18%), 7.72%, 3/31/31	100,000	97,000
Capital Goods – 0.0%(h)
EMRLD Borrower LP Second Amendment Incremental Term Loan, (3M USD CME Term SOFR + 2.50%), 7.56%, 8/04/31	20,000	19,971
Chemicals – 0.0%(h)
A-AP Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%), 7.85%, 9/09/31	60,000	60,150
Commercial Support Services – 0.4%
LRS Holdings LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.05%, 8/31/28	230,142	218,059
LTR Intermediate Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.50%, 1.00% Floor), 9.30%, 5/05/28	149,229	146,393
Prime Security Services Borrower LLC, 2024 Refinancing Term B-1 Loan, (1M USD CME Term SOFR + 2.25%), 7.11%, 10/13/30	89,550	89,536
Ryan LLC, Closing Date Initial Term Loan,
11/14/30(p)	40,000	39,888
(1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.19%, 11/14/30	189,050	188,519

Ryan LLC, Delayed Draw Term Loan, 11/14/30(q)	20,000	19,944
	Par(a)	Value
Commercial Support Services (Continued)

TEAM Services Group LLC, Incremental Term Loan, (3M USD CME Term SOFR + 5.25%), 9.94%, 12/20/27	$30,000	$29,725
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.55%, 3/24/28	49,743	47,267
		779,331
Communications – 0.1%
Univision Communications, Inc., 2022 Replacement First-Lien Term A Loan, 6/24/27(p)	160,000	158,800
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.30%, 1/31/29	19,950	19,701
		178,501
Consumer Cyclical – 0.5%
Allwyn Entertainment Financing LLC, Term Loan B, 6/02/31(p)	109,725	109,588
DS Parent, Inc., Term Loan B, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.10%, 1/31/31	179,550	170,573
First Brands Group LLC, 2021 Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.85%, 3/30/27	9,948	9,656
Flutter Entertainment PLC, Term B Loan, (3M USD CME Term SOFR + 2.00%, 0.50% Floor), 6.60%, 11/30/30	208,425	208,633
Garda World Security Corp., Tenth Additional Term Loan, (1M USD CME Term SOFR + 3.50%), 8.29%, 2/01/29	107,510	107,241
Harbor Freight Tools USA, Inc., Replacement Term Loan,
(6M USD CME Term SOFR + 2.50%), 7.19%, 6/11/31	123,194	119,976
(6M USD CME Term SOFR + 2.50%), 7.24%, 6/11/31	16,456	16,026

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Consumer Cyclical (Continued)

Spencer Spirit IH LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 10.74%, 7/15/31	$200,000	$199,572
Varsity Brands, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.75%), 8.82%, 8/26/31	80,000	79,634
		1,020,899
Consumer Non-Cyclical – 0.1%
CB Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 5.25%, 0.75% Floor), 9.85%, 7/01/31	46,812	46,345
Global Medical Response, Inc., 2024 Extended Term Loan, (1M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.51%, 10/31/28	172,618	171,755
TEAM Services Group LLC, Term Loan, 12/20/27(p)	39,897	39,481
		257,581
Consumer Services – 0.0%(h)
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, (1M USD CME Term SOFR + 2.75%, 0.75% Floor), 7.44%, 8/12/28	24,514	24,499
WW International, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.30%, 4/13/28	20,000	4,750
		29,249
Electrical Equipment – 0.1%
Alpha Generation LLC, Initial Term B Loan, (1M USD CME Term SOFR + 2.75%), 7.45%, 9/30/31	80,000	79,957
EMRLD Borrower L.P., Initial Term B Loan, (3M USD CME Term SOFR + 2.50%), 7.56%, 5/31/30	152,310	152,033
		231,990
Energy – 0.0%(h)
NGP XI Midstream Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%), 8.60%, 7/25/31	50,000	49,969
	Par(a)	Value
Engineering & Construction – 0.1%(h)
Chromalloy Corp., Term Loan,
3/27/31(p)	$29,775	$29,165
(3M USD CME Term SOFR + 3.75%), 8.35%, 3/27/31	59,850	58,623
		87,788
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 10.25%, 2/10/27	328,366	213,235
Health Care Facilities & Services – 0.6%
Cardinal Parent, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%, 0.75% Floor), 9.25%, 11/12/27	177,364	168,585
EyeCare Partners LLC, Tranche B Term Loan, (3M USD CME Term SOFR + 1.00%), 5.72%, 11/30/28	152,908	111,776
EyeCare Partners LLC, Tranche C Term Loan, (3M USD CME Term SOFR + 6.75%), 11.47%, 11/30/28(m)	61,120	10,390
Gainwell Acquisition Corp., Term B Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 8.70%, 10/01/27	250,694	240,416
LifePoint Health, Inc., 2024 Incremental Term Loan, (3M USD CME Term SOFR + 4.00%), 8.63%, 5/17/31	39,900	39,931
LifePoint Health, Inc., 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 4.75%), 9.57%, 5/17/31	299,785	299,761
MPH Acquisition Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.57%, 9/01/28	138,219	103,453
Phoenix Guarantor, Inc., Tranche B-4 Term Loan, (1M USD CME Term SOFR + 3.25%), 7.94%, 2/21/31	110,774	110,755
Sonrava Health Holdings LLC, Second-Out Term Loan, (6M USD CME Term SOFR + 1.00%, 0.75% Floor), 6.00%, 8/18/28(m)	351,415	149,351
		1,234,418

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Industrial Support Services – 0.3%
Accession Risk Management Group, Inc., 2022 Delayed Draw Tranche 2 Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.34%, 11/01/29	$4,270	$4,238
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.35%, 11/01/29	7,456	7,401
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.81%, 11/01/29	9,276	9,206

Accession Risk Management Group, Inc., 2023 Delayed Draw Term Loan, 11/01/29(q)	8,486	8,443
Accession Risk Management Group, Inc., 2023 Delayed Draw Tranche 2 Term Loan, (3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.81%, 11/01/29(m)	100,854	100,350
Accession Risk Management Group, Inc., Initial Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.34%, 11/01/29	27,474	27,268
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.35%, 11/01/29	1,769	1,756
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.81%, 11/01/29	1,054	1,046
Accession Risk Management Group, Inc., Tranche B Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.34%, 11/01/29	13,617	13,515
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.35%, 11/01/29	5,840	5,796
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.81%, 11/01/29	1,300	1,290
Accession Risk Management Group, Inc., Tranche C Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.34%, 11/01/29	4,979	4,942
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.35%, 11/01/29	15,507	15,391
	Par(a)	Value
Industrial Support Services (Continued)
Accession Risk Management Group, Inc., Tranche C Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.81%, 11/01/29	$1,431	$1,421
PECF USS Intermediate Holding III Corp., Initial Term Loan,
(3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.71%, 12/15/28	1,150	816
(3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.76%, 12/15/28	447,350	317,618
		520,497
Institutional Financial Services – 0.4%
Ascensus Group Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.30%, 8/02/28	244,063	243,987
CTC Holdings L.P., Term Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 10.27%, 2/20/29	171,012	168,019
Jane Street Group LLC, 2024 Repriced Term Loan, 1/26/28(p)	50,000	49,929
Jane Street Group LLC, 2024 Repricing Term Loan Retired 10/22/2024, (1M USD CME Term SOFR + 2.00%), 6.76%, 1/26/28	189,244	189,131
VFH Parent LLC, Term B-1 Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.44%, 6/21/31	120,000	120,150
		771,216
Insurance – 0.4%
Acrisure LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 3.25%), 8.01%, 11/06/30	179,028	178,580
AssuredPartners, Inc., 2024 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.19%, 2/14/31	208,950	209,234
Asurion LLC, New B-9 Term Loan, (1M USD CME Term SOFR + 3.25%), 8.05%, 7/31/27	182,497	180,872

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Insurance (Continued)
HIG Finance 2 Ltd., 2024-2 Refinancing Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.19%, 4/18/30	$39,400	$39,527
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (3M USD CME Term SOFR + 3.00%), 7.59%, 7/31/31	158,250	158,272
		766,485
Internet Media & Services – 0.1%
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan , (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.94%, 5/03/28	168,719	167,600
IT Services – 0.6%
Amentum Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.25%), 6.94%, 9/29/31	180,000	179,865
Evertec Group LLC, Term Loan B, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.94%, 10/30/30	72,000	72,180
Nielsen Consumer, Inc., Ninth Amendment Dollar Refinancing Term Loan, (1M USD CME Term SOFR + 4.75%, 0.50% Floor), 9.44%, 3/06/28	110,000	109,519
Planview Parent, Inc., 2024-A Incremental Term Loan,
(3M USD CME Term SOFR + 3.75%), 8.35%, 12/17/27	217,331	217,014
(3M USD CME Term SOFR + 6.00%, 0.75% Floor), 10.60%, 12/18/28	50,000	48,750

QualityTech L.P., Term Loan, 12/31/31(p)	140,000	138,600
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.43%, 11/20/28	277,786	277,786
		1,043,714
	Par(a)	Value
Leisure Facilities & Services – 0.5%
Alterra Mountain Co., Series B-4 Term Loan, (1M USD CME Term SOFR + 3.25%), 7.94%, 8/17/28	$219,075	$219,007
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.44%, 2/06/30	75,600	75,568
Caesars Entertainment, Inc., Term B-1 Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.44%, 2/06/31	149,250	149,180
Four Seasons Holdings, Inc., 2024 Repricing Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 6.44%, 11/30/29	129,015	128,919
Station Casinos LLC, Term B Facility, (1M USD CME Term SOFR + 2.25%), 6.94%, 3/14/31	199,000	198,570
UFC Holdings LLC, Term B-3 Loan, (3M USD CME Term SOFR + 2.75%, 0.75% Floor), 7.64%, 4/29/26	143,168	143,243
		914,487
Machinery – 0.2%
Alliance Laundry Systems LLC, Initial Term B Loan, (1M USD CME Term SOFR + 3.50%), 8.19%, 8/19/31	160,000	160,222
Crown Equipment Corp., Initial Term Loan, (1M USD CME Term SOFR + 2.50%), 7.32%, 10/10/31	30,000	30,019
Dynamo Midco B.V. Facility B, 9/30/31(p)	140,000	140,175
Terex Corp., U.S. Term Loan, (1M USD CME Term SOFR + 2.00%), 6.69%, 10/08/31	40,000	39,981
		370,397
Medical Equipment & Devices – 0.2%
Medline Borrower L.P., Refinancing Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.44%, 10/23/28	69,650	69,697

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Medical Equipment & Devices (Continued)
Medline Borrower L.P., Third Amendment Incremental Term Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.94%, 10/23/28	$70,000	$69,984
Sotera Health Holdings LLC, 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%), 7.84%, 5/30/31	200,000	200,126
		339,807
Metals & Mining – 0.0%(h)
GEO Group (The), Inc., The Term Loan, (1M USD CME Term SOFR + 5.25%, 0.75% Floor), 9.94%, 4/13/29	66,445	67,579
Publishing & Broadcasting – 0.2%
Gray Television, Inc., Term D Loan, (1M USD CME Term SOFR + 3.00%), 7.96%, 12/01/28	148,469	139,292
Gray Television, Inc., Term F Loan, (1M USD CME Term SOFR + 5.25%), 10.09%, 6/04/29	49,875	48,293
Learfield Communications LLC, 2023 Term Loan, (1M USD CME Term SOFR + 5.00%), 9.70%, 6/30/28	208,074	208,725
		396,310
Retail - Discretionary – 0.2%
Peer Holding III B.V., Additional Facility 2, (3M USD CME Term SOFR + 3.00%), 7.60%, 7/01/31	90,000	90,085
Peer Holding III B.V., Facility B-4, (3M USD CME Term SOFR + 3.25%), 7.85%, 10/28/30	119,400	119,698
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 9.00%, 8/31/28	208,411	208,411
		418,194
Software – 0.9%
Cloudera, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.54%, 10/08/28	89,741	88,283
	Par(a)	Value
Software (Continued)
Cotiviti, Inc., Initial Fixed Rate Term Loan, (3M USD FIXED + 7.63%), 7.63%, 5/01/31	$90,000	$90,337
Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 3.25%), 8.09%, 5/01/31	109,375	109,375
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 11.69%, 2/19/29	340,000	284,750
DCert Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 8.69%, 10/16/26	170,672	165,104
Leia Finco US LLC, Term Loan, (3M USD CME Term SOFR + 3.25%), 7.89%, 7/02/31	240,000	237,667
Mitchell International, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.94%, 6/17/31	210,000	208,135
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.50%), 9.10%, 7/01/31	250,000	239,062
MRI Software LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.35%, 2/10/27	127,806	127,487
MRI Software LLC, Second Amendment Term Loan, (3M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.35%, 2/10/27	39,445	39,347
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.34%, 10/28/30	149,250	149,743
Red Planet Borrower LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.29%, 10/02/28	60,000	57,322
		1,796,612
Specialty Finance – 0.3%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%), 7.55%, 5/15/26	73,917	73,177

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Specialty Finance (Continued)
Blackhawk Network Holdings, Inc., Additional Term B-1 Loan, (1M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.69%, 3/12/29	$99,750	$100,149
Blackstone Mortgage Trust, Inc., 2019 New Term Loan, (1M USD CME Term SOFR + 2.25%), 7.06%, 4/23/26	179,056	177,042
Boost Newco Borrower LLC, USD Term B-1 Loan, (3M USD CME Term SOFR + 2.50%), 7.10%, 1/31/31	100,000	100,188
Greystone Select Financial LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.00%), 9.88%, 6/16/28	169,453	168,182
		618,738
Technology Hardware – 0.1%
Global Tel Link Corp., Initial Term Loan, (1M USD CME Term SOFR + 7.50%, 3.00% Floor), 12.19%, 8/06/29	180,000	174,226
Telecommunications – 0.0%(h)
Masorange Holdco Ltd., Facility B-4, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.10%, 3/25/31	29,850	29,813
Transportation & Logistics – 0.2%
Brown Group Holding LLC, Incremental Term B-2 Facility,
(3M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.34%, 7/01/31	14,142	14,121
(3M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.44%, 7/01/31	8,847	8,833
(3M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.81%, 7/01/31	6,711	6,701
	Par(a)	Value
Transportation & Logistics (Continued)

Brown Group Holding LLC, Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.44%, 7/01/31	$101,683	$101,570
United AirLines, Inc., Class B Term Loan, (3M USD CME Term SOFR + 2.75%), 7.38%, 2/22/31	179,100	179,227
		310,452
Total Term Loans (Cost $14,971,415)		14,204,181

	Number of Shares
Investment Companies – 14.1%
Schwab Short-Term U.S. Treasury ETF(d)	162,058	3,931,527
Schwab U.S. REIT ETF	95,142	2,125,472
Vanguard Intermediate-Term Treasury ETF	230,036	13,526,117
Vanguard Long-Term Treasury ETF(d)	129,762	7,543,065
Total Investment Companies (Cost $27,895,062)		27,126,181

	Par(a)/Number of Shares
Short-Term Investments – 8.3%
Corporate Bonds – 0.4%
CommScope Technologies LLC, 6.00%, 6/15/25(b)	160,000	156,800

DISH DBS Corp., 5.88%, 11/15/24	300,000	297,754

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 9.49%, 12/02/24(c)(i)	130,000	129,142
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25(b)	100,000	62,164
8.00%, 9/20/25(b)(d)	250,000	155,409
		801,269
Foreign Issuer Bonds – 0.1%
Petrobras Global Finance B.V., 5.30%, 1/27/25	150,000	149,581

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)/Number of Shares	Value
Money Market Funds – 7.8%
Northern Institutional Funds - Liquid Assets Portfolio, 4.89%(r)(s)	8,090,771	$8,090,771

Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(r)	6,817,848	6,817,848
		14,908,619
Total Short-Term Investments (Cost $15,964,131)		15,859,469

Number of Contracts		Notional Amount
Purchased Options – 0.0%(h)
Call Options - Over the Counter – 0.0%(h)
Chinese Yuan Renminbi vs. U.S. Dollar, Strike Price CNY 7.18, Expires 11/26/24, Counterparty: Morgan Stanley	1	484,000	2,155
Chinese Yuan Renminbi vs. U.S. Dollar, Strike Price CNY 7.25, Expires 11/11/24, Counterparty: JPMorgan Chase	1	844,808	1,172
			3,327
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter – 0.0%(h)
Markit CDX North America High Yield Index Series 43 (Pay Quarterly): Credit Default Swap Maturing 12/20/2029, Strike Price USD 104.50, Expires 12/18/24, Counterparty: Goldman Sachs	1	$590,000	$1,974
Markit CDX North America Investment Grade Index Series 42 (Pay Quarterly): Credit Default Swap Maturing 6/20/2029, Strike Price USD 60.00, Expires 11/20/24, Counterparty: Goldman Sachs	1	3,000,000	829
			2,803
Total Purchased Options (Premiums Paid $14,435)			6,130

Total Investments – 103.1% (Cost $192,035,329)	197,804,652
Total Written Options — 0.0%(h) (Premiums Received $11,280)	(2,448)
Liabilities less Other Assets – (3.1)%(t)	(6,017,485)
NET ASSETS – 100.0%	$191,787,167

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total value of $43,136,748 or 22.49% of net assets.
(c)	Variable or floating rate security. Rate as of October 31, 2024 is disclosed.
(d)	Security either partially or fully on loan. (See Note 7).
(e)	Security sold outside United States without registration under the Securities Act of 1933.
(f)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(g)	Zero coupon bond.
(h)	Amount rounds to less than 0.05%.
(i)	Perpetual bond. Maturity date represents next call date.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2024 is disclosed.
(k)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(l)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2024.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(m)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At October 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $338,718 or 0.18% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Accession Risk Management Group, Inc., 2023 Delayed Draw Tranche 2 Term Loan, 9.81%, 11/01/29	7/24/23-9/3/24	$ 100,854
EyeCare Partners LLC, Tranche C Term Loan, 11.47%, 11/30/28	7/19/24-7/24/24	105,219
iHeartCommunications, Inc., 6.38%, 5/01/26	2/15/2024	24,825
New Generation Gas Gathering LLC, 10.34%, 9/30/29	9/19/2024	53,243
Sonrava Health Holdings LLC, Second-Out Term Loan, 6.00%, 8/18/28	6/28/24-10/24/24	347,881

(n)	Step coupon bond. Rate as of October 31, 2024 is disclosed.
(o)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2024 is disclosed.
(p)	Position is unsettled. Contract rate was not determined at October 31, 2024 and does not take effect until settlement date.
(q)	Unfunded loan commitment. As of October 31, 2024, total value of unfunded loan commitment is $28,387.
(r)	7-day current yield as of October 31, 2024 is disclosed.
(s)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
(t)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written option contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BANXICO	Banco de Mexico
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
CR	Custody Receipt
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
JSC	Joint Stock Company
L.P.	Limited Partnership
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
MTN	Medium Term Note
MXN	Mexican Peso
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso
Futures Contracts outstanding at October 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	19	12/06/2024	EUR	2,723,944	$(24,258)
10-Year Australian Treasury Bond	8	12/16/2024	AUD	588,839	(31,056)
10-Year U.S. Treasury Note	4	12/19/2024	USD	441,875	312
U.S. Treasury Long Bond	38	12/19/2024	USD	4,482,813	(255,788)
Ultra U.S. Treasury Bond	8	12/19/2024	USD	1,005,000	(67,346)
Long Gilt	14	12/27/2024	GBP	1,697,638	(84,349)
2-Year U.S. Treasury Note	48	12/31/2024	USD	9,885,375	(69,898)
5-Year U.S. Treasury Note	58	12/31/2024	USD	6,219,594	(137,656)
Total Long Contracts					$(670,039)
Short Contracts
Ultra 10-Year U.S. Treasury Note	(7)	12/19/2024	USD	796,250	$31,901
					$(638,138)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

1/16/25	U.S. Dollars	1,120,570	British Pounds	856,165	Citibank	$16,838
11/04/24	U.S. Dollars	2,006,858	Brazilian Reals	11,515,710	Goldman Sachs	15,795
1/16/25	U.S. Dollars	1,044,991	Euro	948,000	Citibank	10,232
1/16/25	U.S. Dollars	641,026	Chinese Offshore Yuan	4,490,000	Citibank	7,236
1/16/25	U.S. Dollars	198,975	Mexican Pesos	3,901,403	JPMorgan Chase	6,576
1/16/25	U.S. Dollars	684,170	Swiss Francs	580,000	BNP Paribas	6,475
1/16/25	U.S. Dollars	302,530	Canadian Dollars	415,000	BNP Paribas	3,640
1/16/25	Euro	180,000	U.S. Dollars	194,816	Citibank	1,657
1/16/25	Japanese Yen	31,980,000	U.S. Dollars	211,801	JPMorgan Chase	903
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/03/24	U.S. Dollars	37,014	Brazilian Reals	211,975	Goldman Sachs	$491
1/16/25	Swiss Francs	79,346	U.S. Dollars	92,416	Goldman Sachs	296
1/16/25	Norwegian Kroner	920,000	U.S. Dollars	83,565	Goldman Sachs	94
1/16/25	Chinese Offshore Yuan	212,286	U.S. Dollars	29,892	Goldman Sachs	73
1/16/25	Indian Rupees	3,450,000	U.S. Dollars	40,871	Citibank	16
Total Unrealized Appreciation						$70,322

1/16/25	Euro	20,000	U.S. Dollars	21,898	Citibank	$(68)
1/16/25	British Pounds	17,191	U.S. Dollars	22,313	Goldman Sachs	(151)
1/16/25	U.S. Dollars	22,395	Japanese Yen	3,395,701	JPMorgan Chase	(191)
1/16/25	Norwegian Kroner	880,000	U.S. Dollars	80,306	Goldman Sachs	(284)
1/16/25	Norwegian Kroner	1,313,902	U.S. Dollars	120,056	BNP Paribas	(578)
1/16/25	British Pounds	90,000	U.S. Dollars	116,619	Morgan Stanley	(595)
1/16/25	Canadian Dollars	90,000	U.S. Dollars	65,417	Morgan Stanley	(597)
1/16/25	U.S. Dollars	312,260	Indonesian Rupiahs	4,930,887,408	JPMorgan Chase	(660)
1/16/25	Euro	196,000	U.S. Dollars	215,402	JPMorgan Chase	(1,465)
1/16/25	Canadian Dollars	450,000	U.S. Dollars	325,782	Citibank	(1,684)
1/16/25	Canadian Dollars	320,000	U.S. Dollars	232,790	BNP Paribas	(2,320)
1/16/25	Australian Dollars	588,982	U.S. Dollars	395,195	JPMorgan Chase	(7,342)
1/16/25	Japanese Yen	54,555,808	U.S. Dollars	372,955	JPMorgan Chase	(10,096)
12/03/24	Brazilian Reals	5,757,855	U.S. Dollars	1,007,129	Goldman Sachs	(15,060)
11/04/24	Brazilian Reals	11,515,710	U.S. Dollars	2,043,677	Goldman Sachs	(52,613)
Total Unrealized Depreciation						$(93,704)
Net Unrealized Depreciation						$(23,382)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Written Call Credit Default Swaption Contracts outstanding at October 31, 2024:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit CDX North America Investment Grade Index Series 42 (Pay Quarterly): Credit Default Swap Maturing 6/20/2029	Goldman Sachs	1	EUR	6,000,000	80.00	11/20/2024	$(500)
Markit CDX North America Investment Grade Index Series 43 (Pay Quarterly): Credit Default Swap Maturing 12/20/2029	Goldman Sachs	1	EUR	2,600,000	65.00	12/18/2024	(1,948)
Total Written OTC Call Credit Default Swaption Contracts (Premiums Received $11,280)							$(2,448)

Interest Rate Swap Contracts outstanding at October 31, 2024: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	8.49% (Monthly)	9/18/2029	MXN	23,440,000	$(48,571)	$—	$(48,571)
28-Day MXN-TIIE-BANXICO (Monthly)	8.97% (Monthly)	3/01/2030	MXN	25,561,000	(30,112)	—	(30,112)
28-Day MXN-TIIE-BANXICO (Monthly)	9.22% (Monthly)	6/30/2034	MXN	4,077,000	(4,389)	—	(4,389)
Total					$(83,072)	$—	$(83,072)

Interest Rate Swap Contracts outstanding at October 31, 2024: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	11.03% (At Maturity)	JPMorgan Chase	1/02/2026	BRL	5,416,677	$(16,396)	$—	$(16,396)
1-Day BRL BZDIO (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	4,150,542	(78,989)	—	(78,989)
Total						$(95,385)	$—	$(95,385)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Total Return Swap Contracts outstanding as of October 31, 2024: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR +0.05% (Quarterly)	Western Asset Management Emerging Markets Frontier Custom Basket	11/01/2024	JPMorgan Chase	USD	377,000	$13,701	$—	$13,701
Total						$13,701	$—	$13,701
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$7,405,358	$—	$7,405,358
Common Stocks	57,462,978	22,999,056	—*	80,462,034
Convertible Bonds	—	375,975	—	375,975
Corporate Bonds	—	17,581,635	—	17,581,635
Foreign Government Inflation-Linked Bonds	—	53,154	—	53,154
Foreign Issuer Bonds	—	12,389,039	—	12,389,039
Master Limited Partnerships	6,953,588	—	—	6,953,588
Mortgage-Backed Securities	—	15,387,908	—	15,387,908
Term Loans	—	14,204,181	—	14,204,181
Investment Companies	27,126,181	—	—	27,126,181
Short-Term Investments	14,908,619	950,850	—	15,859,469
Purchased Options	—	6,130	—	6,130
Total Investments	$106,451,366	$91,353,286	$—	$197,804,652

*Includes securities determined to have no value as of October 31, 2024.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$32,213	$—	$—	$32,213
Forward Foreign Currency Exchange Contracts	—	70,322	—	70,322
Swap Agreements	—	13,701	—	13,701
Total Assets - Derivative Financial Instruments	$32,213	$84,023	$—	$116,236
Liabilities:
Futures Contracts	$(670,351)	$—	$—	$(670,351)
Forward Foreign Currency Exchange Contracts	—	(93,704)	—	(93,704)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Written Options	$—	$(2,448)	$—	$(2,448)
Swap Agreements	—	(178,457)	—	(178,457)
Total Liabilities - Derivative Financial Instruments	$(670,351)	$(274,609)	$—	$(944,960)
Net Derivative Financial Instruments	$(638,138)	$(190,586)	$—	$(828,724)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 119.6%
Asset-Backed Securities – 1.0%
Other – 1.0%
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.92%, 1/22/38(b)(c)(d)	$500,000	$500,000
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3M CME Term SOFR + 1.44%), 6.07%, 10/22/30(b)(c)	94,435	94,482
BlueMountain Fuji U.S. CLO I Ltd., Series 2017-1A, Class A1R, (3M CME Term SOFR + 1.24%, 0.98% Floor), 5.86%, 7/20/29(b)(c)	128,212	128,481
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 5.88%, 10/20/30(b)(c)	347,401	347,606
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 6.02%, 1/20/31(b)(c)	132,680	132,919
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3M CME Term SOFR + 1.23%, 0.97% Floor), 5.88%, 4/17/31(b)(c)	110,386	110,576
Series 2014-3RA, Class A1A, (3M CME Term SOFR + 1.31%), 5.93%, 7/27/31(b)(c)	105,352	105,432

Carva CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3M CME Term SOFR + 1.42%, 1.42% Floor), 6.26%, 10/22/37(b)(c)	250,000	250,937
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	101,217	89,648
CIFC Funding Ltd.,
Series 2013-3RA, Class A1, (3M CME Term SOFR + 1.24%, 0.98% Floor), 5.88%, 4/24/31(b)(c)	162,257	162,578
	Par(a)	Value
Other (Continued)
CIFC Funding Ltd.,
Series 2015-3A, Class AR, (3M CME Term SOFR + 1.13%), 5.75%, 4/19/29(b)(c)	$54,000	$54,077
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 5.85%, 10/24/30(b)(c)	120,372	120,513

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 8.60%, 7/25/37(c)	500,000	480,363
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 5.84%, 10/15/30(b)(c)	142,492	142,601
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3M CME Term SOFR + 1.16%), 5.82%, 4/15/29(b)(c)	138,048	138,266
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 6/20/31(b)	50,000	49,700
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 6.76%, 10/25/33(c)	202,021	195,616
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 5.09%, 10/25/36(c)	26,043	16,852
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 5.17%, 10/25/36(c)	15,195	9,951

FS Rialto Issuer LLC, Series 2024-FL9, Class A, (1M CME Term SOFR + 1.63%, 1.63% Floor), 6.48%, 10/19/39(b)(c)	100,000	99,750

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Golub Capital Partners CLO 43B Ltd., Series 2019-43A, A1R, (SONIO/N Index + 1.55%), 6.50%, 10/20/37(c)(d)	$420,000	$420,000
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.35%, 10/20/46(b)	157,000	156,790
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.13%, 3/25/36(e)	41,711	27,923
LCM Ltd., Series 29A, Class AR, (3M CME Term SOFR + 1.33%, 1.07% Floor), 5.99%, 4/15/31(b)(c)	204,071	204,294
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 5.15%, 7/25/36(c)	708,841	272,288
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3M CME Term SOFR + 1.20%, 0.94% Floor), 5.82%, 10/21/30(b)(c)	398,069	398,964
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3M CME Term SOFR + 1.23%, 0.97% Floor), 5.85%, 7/27/31(b)(c)	191,901	192,093
Mariner Finance Issuance Trust, Series 2024-BA, Class A, 4.91%, 11/20/38(b)	134,000	132,853
MFA Trust, Series 2024-NPL1, Class A1, (Step to 0.36% on 12/25/24), 6.33%, 9/25/54(f)	103,119	103,162
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3M CME Term SOFR + 1.18%, 0.92% Floor), 5.84%, 10/15/29(b)(c)	175,191	175,424
OCP CLO Ltd., Series 2020-8RA, Class AR, (3M CME Term SOFR + 1.25%, 1.25% Floor), 5.78%, 10/17/36(b)(c)(d)	250,000	250,000
	Par(a)	Value
Other (Continued)

Octagon Investment Partners XXI Ltd., Series 2012-1A, Class AARR, (3M CME Term SOFR + 1.21%, 0.95% Floor), 5.87%, 7/15/29(b)(c)	$8,003	$8,010
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, (Step to 3.95% on 1/25/25), 5.86%, 1/25/37(f)	12,930	12,411
Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, (3M CME Term SOFR + 1.00%, 1.00% Floor), 5.53%, 1/15/33(b)(c)(d)	250,000	250,000
Pikes Peak CLO 8, Series 2021-8A, Class B, (3M CME Term SOFR + 2.01%, 1.75% Floor), 6.63%, 7/20/34(b)(c)	570,000	571,689
PRPM LLC, Series 2022-1, Class A1, (Step to 6.72% on 3/25/25), 3.72%, 2/25/27(b)(f)	284,217	282,241
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3M CME Term SOFR + 2.00%, 2.00% Floor), 7.32%, 4/17/37(b)(c)	360,000	361,299
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%, 11/20/37	212,000	211,989
Series 2024-B, Class B, 5.86%, 11/20/37	100,000	99,966

RRX 5 Ltd., Series 2021-5A, Class A2, (3M CME Term SOFR + 2.06%, 1.80% Floor), 6.72%, 7/15/34(b)(c)	250,000	251,084
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.92%, 10/20/37(b)(c)(d)	870,000	870,000
SMB Private Education Loan Trust, Series 2024-A, Class A1B, (30D Average SOFR + 1.45%, 1.45% Floor), 6.44%, 3/15/56(b)(c)	114,219	115,601

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3M CME Term SOFR + 1.28%, 1.02% Floor), 5.94%, 10/13/32(b)(c)	$176,435	$176,785
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3M CME Term SOFR + 1.43%, 1.17% Floor), 6.09%, 7/15/34(b)(c)	250,000	250,509
Total Asset-Backed Securities (Cost $9,234,940)		9,025,723

	Number of Shares
Common Stocks – 0.0%(g)
Real Estate Investment Trusts – 0.0%(g)
Invitation Homes, Inc.	2,564	80,535
Specialty Finance – 0.0%(g)
Blackstone Mortgage Trust, Inc., Class A(h)	9,994	181,991
Total Common Stocks (Cost $270,836)		262,526

Convertible Preferred Stocks – 0.0%(g)
Aerospace & Defense – 0.0%(g)
Boeing (The) Co., 6.00%,	800	42,984
Total Convertible Preferred Stocks (Cost $40,000)		42,984

	Par(a)
Corporate Bonds – 10.2%
Aerospace & Defense – 0.3%
Boeing (The) Co., 5.93%, 5/01/60	$20,000	18,642
Huntington Ingalls Industries, Inc., 4.20%, 5/01/30(h)	4,000	3,815
L3Harris Technologies, Inc.,
5.25%, 6/01/31	296,000	300,163
5.40%, 7/31/33	40,000	40,582
5.35%, 6/01/34	686,000	694,062
4.85%, 4/27/35	25,000	24,235
Lockheed Martin Corp.,
3.60%, 3/01/35	59,000	52,699
4.50%, 5/15/36	25,000	23,914
Northrop Grumman Corp.,
4.70%, 3/15/33	21,000	20,630
	Par(a)	Value
Aerospace & Defense (Continued)
Northrop Grumman Corp.,
4.90%, 6/01/34	$99,000	$97,774
4.03%, 10/15/47	68,000	55,340
5.25%, 5/01/50	18,000	17,588
4.95%, 3/15/53	38,000	35,537
5.20%, 6/01/54(h)	288,000	279,546
RTX Corp.,
6.70%, 8/01/28	923,000	983,816
7.00%, 11/01/28	168,000	180,766
2.82%, 9/01/51	36,000	22,803

Textron, Inc., 2.45%, 3/15/31(h)	36,000	30,748
		2,882,660
Apparel & Textile Products – 0.0%(g)
NIKE, Inc., 3.38%, 3/27/50	161,000	118,425
Automotive – 0.0%(g)
General Motors Financial Co., Inc., 5.45%, 9/06/34(h)	97,000	95,479
Toyota Motor Credit Corp., 4.55%, 8/09/29	333,000	330,732
		426,211
Banking – 1.3%
Associated Banc-Corp, (SOFR + 3.03%), 6.46%, 8/29/30(i)	160,000	162,759
Bank of America Corp.,
(SOFR + 1.57%), 5.82%, 9/15/29(i)	535,000	552,227
(SOFR + 1.37%), 1.92%, 10/24/31(i)	60,000	50,284
(SOFR + 1.32%), 2.69%, 4/22/32(h)(i)	285,000	247,148
(SOFR + 1.33%), 2.97%, 2/04/33(i)	71,000	61,596
(SOFR + 1.65%), 5.47%, 1/23/35(h)(i)	311,000	315,623
5.00%, 1/21/44	48,000	46,195
4.88%, 4/01/44	66,000	62,623
(3M CME Term SOFR + 3.41%), 4.08%, 3/20/51(h)(i)	51,000	41,806
(SOFR + 1.88%), 2.83%, 10/24/51(i)	265,000	172,518
(SOFR + 1.56%), 2.97%, 7/21/52(h)(i)	242,000	162,650
Citigroup, Inc.,
(SOFR + 1.28%), 3.07%, 2/24/28(i)	498,000	479,351
(3M CME Term SOFR + 1.41%), 3.52%, 10/27/28(i)	97,000	93,408

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
Citigroup, Inc.,
(SOFR + 1.36%), 5.17%, 2/13/30(i)	$235,000	$236,580
(SOFR + 1.42%), 2.98%, 11/05/30(i)	33,000	29,976
(SOFR + 1.17%), 2.56%, 5/01/32(i)	308,000	263,579
(SOFR + 1.35%), 3.06%, 1/25/33(i)	207,000	179,877
(SOFR + 1.94%), 3.79%, 3/17/33(h)(i)	162,000	147,221
(SOFR + 1.45%), 5.45%, 6/11/35(h)(i)	506,000	510,220
JPMorgan Chase & Co.,
(SOFR + 0.93%), 5.57%, 4/22/28(h)(i)	292,000	297,216
(SOFR + 1.89%), 2.18%, 6/01/28(i)	583,000	546,030
(SOFR + 0.86%), 4.51%, 10/22/28(i)	345,000	342,563
(SOFR + 1.31%), 5.01%, 1/23/30(i)	108,000	108,423
(SOFR + 1.16%), 5.58%, 4/22/30(i)	508,000	521,090
(SOFR + 1.13%), 5.00%, 7/22/30(h)(i)	1,028,000	1,031,303
(3M CME Term SOFR + 3.79%), 4.49%, 3/24/31(i)	39,000	38,201
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(i)	647,000	539,623
(SOFR + 1.07%), 1.95%, 2/04/32(i)	645,000	539,539
(3M CME Term SOFR + 1.25%), 2.58%, 4/22/32(h)(i)	164,000	142,103
(SOFR + 1.18%), 2.55%, 11/08/32(i)	202,000	172,345
(SOFR + 1.26%), 2.96%, 1/25/33(i)	130,000	113,537
(SOFR + 1.49%), 5.77%, 4/22/35(i)	859,000	893,988
(SOFR + 1.46%), 5.29%, 7/22/35(i)	791,000	795,421
(SOFR + 2.44%), 3.11%, 4/22/51(i)	156,000	108,608
(SOFR + 1.58%), 3.33%, 4/22/52(i)	57,000	41,247

KeyBank N.A., 5.00%, 1/26/33	350,000	337,743
Wells Fargo & Co.,
(SOFR + 1.50%), 5.20%, 1/23/30(i)	32,000	32,318
(SOFR + 1.78%), 5.50%, 1/23/35(h)(i)	528,000	535,514
	Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 2.53%), 3.07%, 4/30/41(i)	$96,000	$72,148
3.90%, 5/01/45(h)	22,000	17,858
(SOFR + 2.13%), 4.61%, 4/25/53(h)(i)	352,000	309,912
		11,352,371
Beverages – 0.0%(g)
Coca-Cola (The) Co.,
2.60%, 6/01/50(h)	91,000	57,837
2.50%, 3/15/51	34,000	20,996
5.30%, 5/13/54	25,000	25,189
5.40%, 5/13/64	92,000	92,778
		196,800
Biotechnology & Pharmaceuticals – 0.4%
AbbVie, Inc.,
5.05%, 3/15/34	908,000	914,747
4.55%, 3/15/35	223,000	214,648
4.30%, 5/14/36	40,000	37,324
Amgen, Inc.,
2.45%, 2/21/30	155,000	138,119
5.25%, 3/02/30	1,000,000	1,020,029
4.40%, 2/22/62	207,000	167,752
5.75%, 3/02/63	446,000	446,645

Bristol-Myers Squibb Co., 2.55%, 11/13/50(h)	163,000	98,240
Eli Lilly & Co.,
2.25%, 5/15/50(h)	38,000	22,444
4.15%, 3/15/59	26,000	21,435
Gilead Sciences, Inc.,
1.65%, 10/01/30	140,000	117,673
4.80%, 4/01/44	103,000	94,904
4.50%, 2/01/45	37,000	32,707
4.75%, 3/01/46	101,000	92,069
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	40,000	39,408
5.30%, 5/19/53	194,000	189,838
Pfizer, Inc.,
4.00%, 12/15/36(h)	40,000	36,495
4.00%, 3/15/49	45,000	36,983
2.70%, 5/28/50(h)	51,000	33,218

Wyeth LLC, 6.50%, 2/01/34	33,000	36,666
		3,791,344
Cable & Satellite – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, 6/01/52	578,000	371,610

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Cable & Satellite (Continued)
Comcast Corp.,
2.89%, 11/01/51(h)	$58,000	$36,817
2.45%, 8/15/52	58,000	33,526
2.94%, 11/01/56	264,000	163,121
2.65%, 8/15/62(h)	114,000	63,654
2.99%, 11/01/63(h)	448,000	267,453
5.50%, 5/15/64(h)	175,000	170,708
		1,106,889
Chemicals – 0.0%(g)
Ecolab, Inc., 2.13%, 8/15/50(h)	66,000	37,272
Containers & Packaging – 0.0%(g)
Berry Global, Inc.,
1.57%, 1/15/26	60,000	57,593
1.65%, 1/15/27	20,000	18,648
		76,241
Diversified Industrials – 0.1%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	382,000	368,634
Honeywell International, Inc.,
5.25%, 3/01/54(h)	68,000	67,900
5.35%, 3/01/64	98,000	98,082
		534,616
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.,
2.50%, 6/03/50(h)	148,000	92,217
4.25%, 8/22/57(h)	45,000	38,446
2.70%, 6/03/60	34,000	20,499
3.25%, 5/12/61	64,000	43,456
4.10%, 4/13/62(h)	375,000	306,334
		500,952
Electric Utilities – 1.2%
AEP Texas, Inc.,
5.40%, 6/01/33	18,000	18,043
3.45%, 5/15/51	237,000	162,350
AEP Transmission Co. LLC,
3.80%, 6/15/49	308,000	237,265
3.15%, 9/15/49	355,000	243,264
3.65%, 4/01/50	102,000	77,120

Alabama Power Co., 3.75%, 3/01/45	295,000	234,518
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	72,000	55,561
3.20%, 9/15/49	119,000	82,179
2.90%, 6/15/50	66,000	43,460
5.65%, 6/01/54(h)	34,000	35,034
	Par(a)	Value
Electric Utilities (Continued)

CenterPoint Energy Houston Electric LLC, 5.05%, 3/01/35	$95,000	$94,771
Continuum Energy Pte. Ltd., 12.85%, 9/11/27(b)(j)	206,000	209,605
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53(h)	36,000	40,358
Dominion Energy, Inc., (5Y US Treasury CMT + 2.51%), 7.00%, 6/01/54(i)	60,000	63,840
Duke Energy Carolinas LLC,
3.75%, 6/01/45(h)	423,000	332,993
3.70%, 12/01/47	132,000	100,992
3.45%, 4/15/51	105,000	75,601
Duke Energy Corp.,
3.95%, 8/15/47	88,000	67,930
5.00%, 8/15/52(h)	103,000	92,975

Duke Energy Florida LLC, 3.00%, 12/15/51	312,000	204,057
Duke Energy Ohio, Inc., 5.65%, 4/01/53	18,000	18,282
Duke Energy Progress LLC,
2.50%, 8/15/50	506,000	306,978
5.35%, 3/15/53	31,000	30,474
Edison International,
5.75%, 6/15/27	330,000	336,792
6.95%, 11/15/29	293,000	316,788
5.25%, 3/15/32	140,000	139,756
FirstEnergy Corp.,
3.90%, 7/15/27(h)	502,000	489,985
4.85%, 7/15/47	170,000	149,212
3.40%, 3/01/50	338,000	237,455
FirstEnergy Transmission LLC,
5.00%, 1/15/35(b)	329,000	322,528
4.55%, 4/01/49(b)(h)	484,000	420,209
Florida Power & Light Co.,
3.99%, 3/01/49	322,000	261,492
2.88%, 12/04/51	167,000	109,422
Georgia Power Co.,
4.70%, 5/15/32(h)	163,000	161,357
3.70%, 1/30/50	52,000	39,587
3.25%, 3/15/51(h)	67,000	46,815
5.13%, 5/15/52(h)	55,000	52,811

Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	126,000	123,673
MidAmerican Energy Co.,
3.15%, 4/15/50	113,000	79,181
5.85%, 9/15/54	123,000	130,271

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
MidAmerican Energy Co.,
5.30%, 2/01/55	$20,000	$19,720
Northern States Power Co.,
4.00%, 8/15/45	46,000	37,723
3.60%, 5/15/46	24,000	18,528
2.90%, 3/01/50	56,000	37,435
NRG Energy, Inc.,
4.45%, 6/15/29(b)	202,000	194,069
3.63%, 2/15/31(b)	333,000	294,821
7.00%, 3/15/33(b)	480,000	520,854
6.25%, 11/01/34(b)	70,000	69,926
Ohio Power Co.,
2.60%, 4/01/30	94,000	83,525
4.00%, 6/01/49	216,000	168,890
Pacific Gas and Electric Co.,
4.95%, 7/01/50	20,000	17,539
3.50%, 8/01/50(h)	519,000	362,340
5.25%, 3/01/52	119,000	108,765
PECO Energy Co.,
2.80%, 6/15/50	56,000	36,129
3.05%, 3/15/51	150,000	101,336
2.85%, 9/15/51	58,000	37,625

PG&E Corp., (5Y US Treasury CMT + 3.88%), 7.38%, 3/15/55(i)	95,000	98,127
PPL Capital Funding, Inc., 5.25%, 9/01/34	21,000	20,833
Public Service Electric and Gas Co.,
3.15%, 1/01/50	26,000	18,321
2.05%, 8/01/50	148,000	83,088

San Diego Gas & Electric Co., 3.32%, 4/15/50	92,000	64,556
Southern (The) Co.,
5.70%, 3/15/34	70,000	72,766
4.85%, 3/15/35	292,000	284,018
4.25%, 7/01/36	42,000	38,504
Southern California Edison Co.,
5.65%, 10/01/28(h)	103,000	106,218
5.15%, 6/01/29	159,000	161,441
2.50%, 6/01/31	360,000	312,774
5.45%, 6/01/31	22,000	22,543
5.95%, 11/01/32(h)	17,000	17,988
5.20%, 6/01/34	34,000	34,099
5.55%, 1/15/36	76,000	76,568
5.63%, 2/01/36	66,000	67,716
5.55%, 1/15/37(h)	18,000	18,393
	Par(a)	Value
Electric Utilities (Continued)
Virginia Electric and Power Co.,
2.45%, 12/15/50(h)	$31,000	$18,292
5.55%, 8/15/54	145,000	146,290
Vistra Operations Co. LLC,
6.95%, 10/15/33(b)	23,000	25,103
6.00%, 4/15/34(b)	553,000	570,684

Wisconsin Electric Power Co., 5.05%, 10/01/54	30,000	28,628
		10,641,159
Entertainment Content – 0.0%(g)
Paramount Global,
5.85%, 9/01/43	71,000	60,424
5.25%, 4/01/44	25,000	19,374
4.90%, 8/15/44	21,000	15,638
4.60%, 1/15/45	30,000	21,617
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(i)	33,000	30,552
		147,605
Gas & Water Utilities – 0.0%(g)
CenterPoint Energy Resources Corp.,
4.00%, 4/01/28	58,000	56,597
4.40%, 7/01/32	24,000	23,202
NiSource, Inc.,
5.40%, 6/30/33	42,000	42,443
5.35%, 4/01/34	124,000	124,385

ONE Gas, Inc., 5.10%, 4/01/29(h)	18,000	18,288
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	62,000	53,324
Spire Missouri, Inc., 5.15%, 8/15/34(h)	20,000	20,132
		338,371
Health Care Facilities & Services – 0.5%
CVS Health Corp., 4.25%, 4/01/50	332,000	253,458
Elevance Health, Inc.,
3.13%, 5/15/50	31,000	20,657
3.60%, 3/15/51	73,000	52,882
4.85%, 8/15/54	159,000	138,607
HCA, Inc.,
5.25%, 6/15/26(h)	507,000	508,861
5.38%, 9/01/26	395,000	397,202
5.45%, 4/01/31	1,957,000	1,978,838
5.45%, 9/15/34	45,000	44,681
Humana, Inc.,
5.88%, 3/01/33(h)	38,000	38,763
5.95%, 3/15/34(h)	129,000	132,297

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
4.20%, 1/15/47(h)	$152,000	$127,965
4.75%, 5/15/52	39,000	35,183
5.05%, 4/15/53	35,000	32,972
5.63%, 7/15/54(h)	108,000	109,857
3.88%, 8/15/59	36,000	26,769
3.13%, 5/15/60	231,000	146,642
4.95%, 5/15/62	40,000	36,380
5.75%, 7/15/64	294,000	299,630
		4,381,644
Institutional Financial Services – 1.5%
Goldman Sachs Group (The), Inc.,
(SOFR + 0.79%), 1.09%, 12/09/26(i)	81,000	77,678
(SOFR + 0.80%), 1.43%, 3/09/27(i)	274,000	261,697
(SOFR + 0.82%), 1.54%, 9/10/27(i)	44,000	41,446
(SOFR + 0.91%), 1.95%, 10/21/27(i)	265,000	250,550
(SOFR + 1.11%), 2.64%, 2/24/28(h)(i)	329,000	313,474
(3M CME Term SOFR + 1.77%), 3.69%, 6/05/28(i)	345,000	335,422
(SOFR + 1.27%), 5.73%, 4/25/30(i)	671,000	689,874
(SOFR + 1.21%), 5.05%, 7/23/30(i)	1,092,000	1,094,522
(SOFR + 1.14%), 4.69%, 10/23/30(h)(i)	260,000	256,600
(SOFR + 1.09%), 1.99%, 1/27/32(h)(i)	468,000	390,388
(SOFR + 1.28%), 2.62%, 4/22/32(i)	212,000	182,504
(SOFR + 1.25%), 2.38%, 7/21/32(h)(i)	563,000	474,572
(SOFR + 1.26%), 2.65%, 10/21/32(i)	625,000	533,007
(SOFR + 1.41%), 3.10%, 2/24/33(i)	557,000	486,386
(SOFR + 1.55%), 5.33%, 7/23/35(h)(i)	1,215,000	1,213,634
(SOFR + 1.42%), 5.02%, 10/23/35(h)(i)	38,000	37,103
(SOFR + 1.51%), 3.21%, 4/22/42(i)	29,000	21,907
(SOFR + 1.47%), 2.91%, 7/21/42(h)(i)	84,000	60,738
4.80%, 7/08/44	128,000	118,254
4.75%, 10/21/45(h)	34,000	31,245
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.59%), 5.16%, 4/20/29(i)	$925,000	$932,879
(SOFR + 1.26%), 5.66%, 4/18/30(i)	1,137,000	1,167,192
(SOFR + 1.22%), 5.04%, 7/19/30(h)(i)	953,000	955,998
(SOFR + 1.03%), 1.79%, 2/13/32(h)(i)	870,000	717,079
(SOFR + 1.18%), 2.24%, 7/21/32(i)	228,000	190,771
(SOFR + 1.20%), 2.51%, 10/20/32(h)(i)	193,000	163,699
(SOFR + 1.29%), 2.94%, 1/21/33(i)	477,000	414,415
(SOFR + 1.56%), 5.32%, 7/19/35(h)(i)	1,269,000	1,273,782
		12,686,816
Insurance – 0.0%(g)
American International Group, Inc., 4.38%, 6/30/50	68,000	57,859
Marsh & McLennan Cos., Inc.,
2.90%, 12/15/51	223,000	143,374
6.25%, 11/01/52	18,000	19,976
5.70%, 9/15/53(h)	21,000	21,626
5.45%, 3/15/54	46,000	45,825
		288,660
Internet Media & Services – 0.1%
Meta Platforms, Inc.,
4.65%, 8/15/62	295,000	261,721
5.75%, 5/15/63(h)	104,000	108,553
5.55%, 8/15/64	304,000	308,141

Uber Technologies, Inc., 5.35%, 9/15/54	33,000	31,472
		709,887
IT Services – 0.2%
Gartner, Inc.,
4.50%, 7/01/28(b)	636,000	620,568
3.63%, 6/15/29(b)	808,000	754,159
		1,374,727
Machinery – 0.0%(g)
Caterpillar, Inc., 3.25%, 9/19/49(h)	148,000	107,823
Medical Equipment & Devices – 0.0%(g)
Agilent Technologies, Inc., 2.10%, 6/04/30	37,000	31,919
Becton Dickinson & Co., 3.79%, 5/20/50(h)	69,000	52,865

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Medical Equipment & Devices (Continued)
Solventum Corp., 6.00%, 5/15/64(b)	$179,000	$179,428
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	146,000	147,675
		411,887
Oil & Gas Supply Chain – 2.0%
Antero Resources Corp.,
7.63%, 2/01/29(b)	159,000	163,060
5.38%, 3/01/30(b)	185,000	179,647

Apache Corp., 4.75%, 4/15/43	42,000	33,833
Cameron LNG LLC,
3.30%, 1/15/35(b)	101,000	84,539
3.40%, 1/15/38(b)	479,000	403,542
Cheniere Corpus Christi Holdings LLC,
5.13%, 6/30/27	395,000	397,529
2.74%, 12/31/39	544,000	436,173
Cheniere Energy Partners L.P.,
4.00%, 3/01/31	181,000	167,346
3.25%, 1/31/32	245,000	213,194
5.95%, 6/30/33	206,000	211,859

Cheniere Energy, Inc., 5.65%, 4/15/34	383,000	385,437
Chevron Corp., 3.08%, 5/11/50	209,000	145,740
Chevron USA, Inc., 2.34%, 8/12/50(h)	50,000	29,584
ConocoPhillips Co.,
3.80%, 3/15/52	48,000	36,490
4.03%, 3/15/62	106,000	80,484
5.70%, 9/15/63	20,000	20,187
Devon Energy Corp.,
5.85%, 12/15/25	181,000	182,440
5.25%, 10/15/27(h)	153,000	153,675
Diamondback Energy, Inc.,
3.25%, 12/01/26	1,525,000	1,480,863
3.50%, 12/01/29	1,987,000	1,854,734
3.13%, 3/24/31	1,131,000	1,007,716
4.40%, 3/24/51	282,000	225,806
4.25%, 3/15/52	228,000	177,784
5.90%, 4/18/64	573,000	554,957
Energy Transfer L.P.,
7.38%, 2/01/31(b)	279,000	293,598
5.15%, 2/01/43	97,000	87,129
5.30%, 4/15/47	40,000	35,991
5.40%, 10/01/47	62,000	56,687
5.95%, 5/15/54(h)	147,000	144,795
6.05%, 9/01/54	431,000	431,519
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

EQM Midstream Partners L.P., 4.50%, 1/15/29(b)(h)	$517,000	$497,684
EQT Corp.,
3.13%, 5/15/26(b)	268,000	259,369
5.70%, 4/01/28	369,000	375,751
5.00%, 1/15/29	612,000	604,630
7.00%, 2/01/30	198,000	211,873
3.63%, 5/15/31(b)	877,000	784,764
5.75%, 2/01/34	100,000	100,305
Exxon Mobil Corp.,
3.57%, 3/06/45	31,000	24,347
3.45%, 4/15/51(h)	225,000	165,015
Kinder Morgan Energy Partners L.P.,
5.63%, 9/01/41	34,000	32,512
4.70%, 11/01/42	28,000	24,012
5.40%, 9/01/44	39,000	36,336

NGPL PipeCo LLC, 3.25%, 7/15/31(b)(h)	446,000	385,722
Ovintiv, Inc., 7.10%, 7/15/53	83,000	90,503
Sabine Pass Liquefaction LLC,
5.88%, 6/30/26(h)	156,000	157,696
5.00%, 3/15/27(h)	369,000	369,802
4.50%, 5/15/30	437,000	425,050
5.90%, 9/15/37(h)	303,000	315,104
Targa Resources Corp.,
5.20%, 7/01/27	21,000	21,244
4.20%, 2/01/33(h)	274,000	251,873
5.50%, 2/15/35	76,000	75,831
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	134,000	133,157
4.88%, 2/01/31	580,000	562,789
4.00%, 1/15/32	78,000	71,474

Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	29,000	29,828
Viper Energy, Inc.,
5.38%, 11/01/27(b)	816,000	806,730
7.38%, 11/01/31(b)	515,000	535,125
		17,024,864
Real Estate Investment Trusts – 0.9%
American Tower Corp.,
2.10%, 6/15/30(h)	22,000	18,908
2.70%, 4/15/31	174,000	151,662
2.30%, 9/15/31	36,000	30,225
4.05%, 3/15/32	56,000	52,411
5.45%, 2/15/34	590,000	597,716

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Crown Castle, Inc.,
3.30%, 7/01/30	$108,000	$98,370
2.25%, 1/15/31	492,000	416,789
2.10%, 4/01/31	22,000	18,338
2.50%, 7/15/31	100,000	84,752

Equinix Europe 2 Financing Corp. LLC, 5.50%, 6/15/34	21,000	21,330
Equinix, Inc.,
2.15%, 7/15/30(h)	137,000	118,251
2.50%, 5/15/31	417,000	359,850
3.90%, 4/15/32(h)	325,000	303,108
Extra Space Storage L.P.,
5.50%, 7/01/30	17,000	17,361
2.40%, 10/15/31(h)	42,000	35,142
2.35%, 3/15/32	23,000	18,938
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	589,000	598,225
5.30%, 1/15/29(h)	49,000	48,805
4.00%, 1/15/30	289,000	268,377
3.25%, 1/15/32	762,000	658,271
6.25%, 9/15/54	392,000	394,124
NNN REIT, Inc.,
3.10%, 4/15/50	42,000	27,592
3.50%, 4/15/51	198,000	138,224
3.00%, 4/15/52	28,000	17,661
VICI Properties L.P.,
4.95%, 2/15/30	125,000	122,724
5.13%, 5/15/32(h)	1,007,000	986,154
6.13%, 4/01/54	140,000	140,880
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/01/26(b)	108,000	105,941
5.75%, 2/01/27(b)	40,000	40,274
3.75%, 2/15/27(b)	647,000	624,721
4.50%, 1/15/28(b)	454,000	441,548
3.88%, 2/15/29(b)	225,000	211,716
4.63%, 12/01/29(b)	745,000	715,629
4.13%, 8/15/30(b)(h)	110,000	101,923
		7,985,940
Retail - Discretionary – 0.1%
Home Depot (The), Inc.,
3.35%, 4/15/50	20,000	14,514
2.38%, 3/15/51	35,000	20,644
5.40%, 6/25/64	45,000	44,990
Lowe's Cos., Inc.,
3.00%, 10/15/50	378,000	244,051
3.50%, 4/01/51(h)	59,000	41,862
	Par(a)	Value
Retail - Discretionary (Continued)
Lowe's Cos., Inc.,
5.63%, 4/15/53(h)	$38,000	$37,661
4.45%, 4/01/62(h)	57,000	45,455
		449,177
Semiconductors – 0.2%
Advanced Micro Devices, Inc., 4.39%, 6/01/52	26,000	22,778
Broadcom, Inc.,
4.75%, 4/15/29	78,000	77,785
5.05%, 7/12/29	103,000	103,879
3.47%, 4/15/34(b)	324,000	282,764
4.80%, 10/15/34	142,000	137,320
3.14%, 11/15/35(b)	182,000	149,542
3.19%, 11/15/36(b)	88,000	71,496
Intel Corp.,
3.05%, 8/12/51	34,000	20,594
3.20%, 8/12/61(h)	216,000	125,775
KLA Corp.,
5.65%, 11/01/34	17,000	17,932
5.00%, 3/15/49	45,000	42,416
3.30%, 3/01/50	200,000	142,432

Lam Research Corp., 3.13%, 6/15/60	34,000	21,961
Texas Instruments, Inc.,
2.70%, 9/15/51	33,000	21,001
4.10%, 8/16/52	116,000	96,111
		1,333,786
Software – 0.2%
Oracle Corp.,
4.13%, 5/15/45	25,000	20,157
3.60%, 4/01/50	765,000	550,838
3.95%, 3/25/51	320,000	243,968
5.55%, 2/06/53(h)	228,000	222,739
5.38%, 9/27/54	45,000	42,813
3.85%, 4/01/60	88,000	62,414
4.10%, 3/25/61	28,000	20,873
5.50%, 9/27/64	175,000	164,162
		1,327,964
Specialty Finance – 0.1%
American Express Co.,
(SOFR + 0.93%), 5.04%, 7/26/28(i)	61,000	61,417
(SOFR + 1.42%), 5.28%, 7/26/35(i)	162,000	162,366

Capital One Financial Corp., (SOFR + 2.37%), 5.27%, 5/10/33(i)	282,000	277,825
GATX Corp., 6.05%, 6/05/54(h)	38,000	39,590

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Specialty Finance (Continued)
Global Payments, Inc.,
3.20%, 8/15/29	$20,000	$18,406
2.90%, 5/15/30(h)	90,000	80,437
5.40%, 8/15/32(h)	370,000	371,752
Mastercard, Inc.,
3.95%, 2/26/48	59,000	49,204
3.65%, 6/01/49	28,000	21,878
3.85%, 3/26/50(h)	22,000	17,737
2.95%, 3/15/51	27,000	18,342

Moody's Corp., 2.00%, 8/19/31(h)	86,000	72,095
Synchrony Financial, 7.25%, 2/02/33	30,000	30,717
Visa, Inc., 2.00%, 8/15/50(h)	143,000	81,660
		1,303,426
Technology Hardware – 0.1%
Dell International LLC/EMC Corp., 4.90%, 10/01/26	544,000	545,641
Hewlett Packard Enterprise Co.,
5.25%, 7/01/28	71,000	71,889
6.35%, 10/15/45	70,000	74,448

Juniper Networks, Inc., 5.95%, 3/15/41	19,000	19,073
Motorola Solutions, Inc., 5.60%, 6/01/32(h)	62,000	63,986
		775,037
Telecommunications – 0.5%
AT&T, Inc.,
4.30%, 2/15/30(b)	105,000	102,216
4.50%, 3/09/48	85,000	72,306
3.65%, 6/01/51(h)	160,000	116,309
3.55%, 9/15/55	581,000	403,297
3.80%, 12/01/57	232,000	166,605
3.65%, 9/15/59	813,000	557,871

Sprint LLC, 7.63%, 3/01/26	746,000	764,930
T-Mobile USA, Inc.,
3.88%, 4/15/30	940,000	892,738
5.05%, 7/15/33	477,000	474,937
4.70%, 1/15/35	44,000	42,385
Verizon Communications, Inc.,
1.75%, 1/20/31	37,000	30,684
2.36%, 3/15/32(h)	913,000	761,209
4.78%, 2/15/35(b)(h)	176,000	169,514
4.27%, 1/15/36	105,000	95,990
		4,650,991
	Par(a)	Value
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
3.40%, 2/04/41	$547,000	$407,387
4.25%, 8/09/42	198,000	162,429
3.70%, 2/04/51	101,000	71,028
6.20%, 2/14/59	84,000	85,036
		725,880
Transportation & Logistics – 0.2%
Burlington Northern Santa Fe LLC,
3.55%, 2/15/50	49,000	37,126
3.30%, 9/15/51(h)	137,000	97,833
2.88%, 6/15/52	226,000	147,113
CSX Corp.,
5.50%, 4/15/41	25,000	25,457
4.90%, 3/15/55	163,000	151,328

Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27	45,572	44,036
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	91,997	92,904
Norfolk Southern Corp.,
3.40%, 11/01/49	206,000	148,349
3.05%, 5/15/50(h)	40,000	26,845
4.05%, 8/15/52(h)	42,000	33,488
5.35%, 8/01/54(h)	21,000	20,678
3.16%, 5/15/55	119,000	78,374
Union Pacific Corp.,
3.84%, 3/20/60	159,000	119,390
2.97%, 9/16/62	89,000	54,278
3.75%, 2/05/70	61,000	43,286

United Airlines Pass Through Trust, Series 2024-1, Class A, 5.88%, 2/15/37	221,000	227,500
		1,347,985
Total Corporate Bonds (Cost $89,085,227)		89,037,410

Foreign Issuer Bonds – 3.3%
Argentina – 0.0%(g)
Argentine Republic Government International Bond,
1.00%, 7/09/29	6,300	4,521

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Argentina (Continued)
Argentine Republic Government International Bond,
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(f)		$11,450	$6,320
5.00%, 1/09/38		6,900	4,105
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(f)		11,400	5,841
YPF S.A.,
6.95%, 7/21/27		14,000	13,658
9.50%, 1/17/31(b)		47,000	49,579
			84,024
Australia – 0.1%
Glencore Funding LLC,
2.50%, 9/01/30(b)		44,000	38,411
6.38%, 10/06/30(b)(h)		667,000	708,571
2.85%, 4/27/31(b)		102,000	88,996
			835,978
Belgium – 0.2%
Kingdom of Belgium Government Bond, 3.30%, 6/22/54(b)	EUR	1,770,520	1,851,418
Brazil – 0.6%
Braskem Netherlands Finance B.V., 8.50%, 1/12/31		200,000	207,128
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	2,600,000	410,762
10.00%, 1/01/33	BRL	6,300,000	946,961
10.00%, 1/01/35	BRL	15,200,000	2,247,610

Brazilian Government International Bond, 6.13%, 3/15/34		940,000	928,873
Samarco Mineracao S.A., (100% Cash), 9.00%, 6/30/31(k)		57,068	54,194
Vale Overseas Ltd., 6.40%, 6/28/54(h)		2,000	2,009
			4,797,537
Canada – 0.1%
Algonquin Power & Utilities Corp., 5.37%, 6/15/26		48,000	48,268
		Par(a)	Value
Canada (Continued)
Rogers Communications, Inc., 5.30%, 2/15/34		$589,000	$584,329
South Bow USA Infrastructure Holdings LLC, 4.91%, 9/01/27(b)		118,000	117,491
			750,088
Chile – 0.0%(g)
Banco de Credito e Inversiones S.A., (5Y US Treasury CMT + 4.94%), 8.75%, 5/08/29(b)(i)(l)		18,000	19,017
Empresa Nacional del Petroleo, 6.15%, 5/10/33(b)		18,000	18,396
Latam Airlines Group S.A., 7.88%, 4/15/30(b)		19,000	19,024
			56,437
China – 0.0%(g)
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.50%, 5/11/31		109,000	93,293
2.65%, 2/15/32		49,000	41,436
			134,729
Colombia – 0.1%
Bancolombia S.A., (5Y US Treasury CMT + 4.32%), 8.63%, 12/24/34(i)		200,000	208,382
Colombia Telecomunicaciones S.A. ESP, 4.95%, 7/17/30(b)		200,000	172,930
Colombian TES,
5.75%, 11/03/27	COP	250,300,000	51,234
6.00%, 4/28/28	COP	355,900,000	71,557
7.00%, 3/26/31	COP	153,500,000	29,424
Ecopetrol S.A.,
7.75%, 2/01/32		29,000	28,275
8.88%, 1/13/33		17,000	17,466

Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		19,000	17,508
Oleoducto Central S.A., 4.00%, 7/14/27(b)		20,000	18,983
			615,759
Czech Republic – 0.0%(g)
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	2,150,000	88,472
5.00%, 9/30/30	CZK	840,000	38,340
4.20%, 12/04/36	CZK	1,300,000	55,967
			182,779

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Dominican Republic – 0.0%(g)
Dominican Republic International Bond, 4.88%, 9/23/32(b)		$70,000	$63,956
Ecuador – 0.0%(g)
Ecuador Government International Bond,
(Step to 6.90% on 7/31/25), 5.50%, 7/31/35(f)		26,556	14,666
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(f)		28,388	14,350
			29,016
Egypt – 0.0%(g)
Egypt Government Bond, 24.46%, 10/01/27	EGP	463,000	9,287
France – 0.1%
French Republic Government Bond OAT, 3.00%, 5/25/54(b)	EUR	908,760	882,091
Ghana – 0.0%(g)
Ghana Government International Bond, (Step to 6.00% on 7/03/28), 5.00%, 7/03/35(b)(f)(h)		22,464	15,618
Guatemala – 0.0%(g)
Guatemala Government Bond, 4.88%, 2/13/28		200,000	194,000
Hungary – 0.0%(g)
Hungary Government International Bond,
4.00%, 7/25/29(h)	EUR	102,000	112,312
5.38%, 9/12/33	EUR	6,000	6,943
			119,255
Indonesia – 0.1%
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	363,654
3.05%, 3/12/51		222,000	152,342

Medco Maple Tree Pte. Ltd., 8.96%, 4/27/29(b)		13,000	13,619
			529,615
Israel – 0.0%(g)
Israel Government International Bond, 5.75%, 3/12/54		204,000	186,457
		Par(a)	Value
Japan – 0.3%
Japan Government Thirty Year Bond,
1.80%, 3/20/54	JPY	$186,900,000	$1,127,872
2.10%, 9/20/54	JPY	132,650,000	855,884

Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30		400,000	347,890
			2,331,646
Mexico – 0.5%
Grupo Posadas S.A.B. de C.V., (Step to 8.00% on 12/30/25), 4.00%, 12/30/27(f)		26,100	23,727
Mexican Bonos,
8.50%, 3/01/29	MXN	8,000,000	379,208
8.50%, 5/31/29	MXN	16,000,000	759,029
7.75%, 11/23/34	MXN	15,350,000	657,267
8.00%, 11/07/47	MXN	1,350,000	53,945
Mexico Government International Bond,
2.66%, 5/24/31		568,000	470,989
3.50%, 2/12/34		235,000	190,864
6.35%, 2/09/35		1,062,000	1,065,502
4.50%, 1/31/50(h)		620,000	457,521

Petroleos Mexicanos, 6.50%, 3/13/27		231,000	226,678
			4,284,730
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		400,000	375,489
4.50%, 4/01/56(h)		247,000	158,083
			533,572
Peru – 0.0%(g)
Peruvian Government International Bond,
6.95%, 8/12/31	PEN	175,000	48,088
7.60%, 8/12/39(b)	PEN	96,000	26,479
3.55%, 3/10/51(h)		180,000	126,857

Volcan Cia Minera S.A.A., 8.75%, 1/24/30(b)		4,000	3,688
			205,112
Philippines – 0.1%
Philippine Government International Bond,
3.00%, 2/01/28		400,000	379,207
3.20%, 7/06/46		267,000	191,601
			570,808

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Poland – 0.0%(g)
Republic of Poland Government Bond,
5.75%, 4/25/29	PLN	$688,000	$173,138
4.75%, 7/25/29	PLN	345,000	83,157
2.75%, 10/25/29	PLN	360,000	79,096
2.00%, 8/25/36	PLN	269,000	58,518
			393,909
Saudi Arabia – 0.0%(g)
Saudi Government International Bond, 3.45%, 2/02/61		200,000	128,032
South Africa – 0.1%
Anglo American Capital PLC, 5.63%, 4/01/30(b)(h)		447,000	458,792
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	2,890,000	155,316
7.00%, 2/28/31	ZAR	1,562,400	77,652
8.75%, 1/31/44	ZAR	576,000	26,147
8.75%, 2/28/48	ZAR	1,792,000	81,506
			799,413
Supranational – 0.3%
European Union,
2.50%, 10/04/52	EUR	262,000	240,429
3.00%, 3/04/53	EUR	2,074,389	2,104,327
			2,344,756
Switzerland – 0.0%(g)
UBS A.G., 7.50%, 2/15/28		279,000	300,687
Thailand – 0.0%(g)
Bangkok Bank PCL,
5.30%, 9/21/28(b)		18,000	18,200
5.50%, 9/21/33(b)		18,000	18,241
			36,441
Turkey – 0.0%(g)
Turkiye Government Bond,
37.00%, 2/18/26	TRY	1,058,000	29,729
31.08%, 11/08/28	TRY	417,000	11,812
26.20%, 10/05/33	TRY	1,567,000	42,595
			84,136
Ukraine – 0.0%(g)
MHP Lux S.A., 6.25%, 9/19/29(b)		19,000	14,831
Ukraine Government International Bond,
(Step to 4.50% on 8/01/25), 1.75%, 2/01/29(b)(f)		26,238	15,743
		Par(a)	Value
Ukraine (Continued)
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 0.00%, 2/01/34(f)		$55,000	$20,546
2.11%, 8/01/41(c)(m)		64,000	46,198
			97,318
United Arab Emirates – 0.0%(g)
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		19,000	18,050
United Kingdom – 0.6%
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		3,000	2,962
BAE Systems PLC, 3.40%, 4/15/30(b)		427,000	395,613
BAT Capital Corp.,
4.54%, 8/15/47		46,000	36,848
4.76%, 9/06/49(h)		220,000	180,681
5.28%, 4/02/50		330,000	295,981
5.65%, 3/16/52		253,000	234,710
7.08%, 8/02/53(h)		578,000	640,192

Reynolds American, Inc., 5.85%, 8/15/45(h)		344,000	331,834
United Kingdom Gilt, 4.38%, 7/31/54	GBP	2,240,500	2,653,160
			4,771,981
Uruguay – 0.0%(g)
Oriental Republic of Uruguay, 5.25%, 9/10/60		5,000	4,733
Uruguay Government International Bond, 5.10%, 6/18/50		267,641	253,800
			258,533
Venezuela – 0.0%(g)
Petroleos de Venezuela S.A., 9.75%, 5/17/35(n)		61,000	6,771
Venezuela Government International Bond, 11.95%, 8/05/31(n)		45,000	6,870
			13,641
Total Foreign Issuer Bonds (Cost $30,083,960)			28,510,809

Mortgage-Backed Securities – 19.7%
Commercial Mortgage-Backed Securities – 0.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(e)		740,000	656,278

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Atrium Hotel Portfolio Trust,
Series 2024-ATRM, Class A, 5.59%, 11/10/29(b)(e)	$150,000	$149,896
Series 2024-ATRM, Class E, 9.52%, 11/10/29(b)(e)	30,000	30,012

BANK5, Series 2024-5YR10, Class A3, 5.30%, 10/15/57	67,000	67,541
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 5.26%, 4/25/36(b)(c)	204,769	191,211
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 5.53%, 9/25/37(b)(c)	197,681	187,677

Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.01%, 3/15/52(e)(o)	1,664,778	58,814
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 6.21%, 11/15/29(b)(c)	80,000	79,834
Series 2024-UNIV, Class E, (1M CME Term SOFR + 3.64%, 3.64% Floor), 8.36%, 11/15/29(b)(c)	50,000	49,886

BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 6.35%, 7/15/35(b)(c)	190,000	189,763
BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 5.22%, 11/05/39(b)(d)(e)	110,000	110,000
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/29(b)(d)	130,000	129,998
BX Commercial Mortgage Trust,
Series 2024-KING, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 6.35%, 5/15/34(b)(c)	200,000	200,000
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, (CORRA Index + 1.90%, 1.90% Floor), 5.87%, 11/15/29(b)(c)	CAD	$26,000	$18,673

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(e)		370,000	340,933
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1M CME Term SOFR + 2.05%, 1.75% Floor), 6.85%, 12/15/37(b)(c)		100,000	99,875
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(e)		100,000	90,064
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/29(b)(e)		160,000	154,921
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(e)(o)		13,945,000	143,058
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 7/05/41(b)		404,000	404,430
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class E, 7.43%, 9/10/38(b)(e)		32,000	32,024
HONO Mortgage Trust, Series 2021-LULU, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.07%, 10/15/36(b)(c)		580,300	562,922
JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, (1M CME Term SOFR + 1.62%, 1.62% Floor), 6.41%, 6/15/39(b)(c)		100,000	100,004
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1M CME Term SOFR + 4.29%, 4.29% Floor), 9.09%, 12/15/36(b)(c)		167,497	167,706
Morgan Stanley Capital I Trust, Series 2019-L2, Class XA, 1.00%, 3/15/52(e)(o)		2,407,204	85,353

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(e)(o)	$999,281	$63,303
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 7.06%, 8/19/35(b)(c)	97,862	98,330
Placehold Efmt_24-Nqm1, 0.00%, 1/01/53(d)	398,938	398,931
Placehold Hacln_24-2, 0.00%, 1/01/53	250,000	250,000
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)	100,000	101,788
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class E, (1M CME Term SOFR + 4.19%, 4.19% Floor), 8.89%, 11/15/34(b)(c)(d)	100,000	99,751
Series 2024-STRG, Class F, (1M CME Term SOFR + 5.19%, 5.19% Floor), 9.89%, 11/15/34(b)(c)(d)	100,000	99,751

Self_24-Strg, 0.00%, 1/01/53(d)	210,000	209,475
THE Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(b)(e)	30,000	32,472
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(d)	450,000	450,000
Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54(b)	83,932	84,261
		6,188,935
Federal Home Loan Mortgage Corporation – 2.8%
Multiclass Certificates, Series 2024-P015, Class A1, 4.31%, 11/25/32(e)	46,936	44,812
Pool,
3.50%, 1/01/34 - 2/01/48	403,190	375,361
2.00%, 9/01/35 - 2/01/52	9,922,457	8,062,973
1.50%, 4/01/36 - 6/01/51	1,010,201	815,501
3.00%, 9/01/37 - 8/01/52	4,758,718	4,180,433
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%, 1.62% Floor, 7.87% Cap), 2.95%, 11/01/47(c)	1,138	1,133
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
4.00%, 4/01/48 - 6/01/52	$650,280	$609,030
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48(c)	6,081	5,877
4.50%, 1/01/49 - 8/01/52	1,111,379	1,074,340
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%, 1.62% Floor, 8.11% Cap), 3.11%, 2/01/50(c)	3,835	3,765
2.50%, 7/01/50 - 4/01/52	5,365,371	4,509,642
5.00%, 6/01/52 - 2/01/53	1,050,299	1,027,319
6.00%, 11/01/52 - 9/01/54	1,527,028	1,544,899
5.50%, 1/01/53 - 8/01/53	894,863	889,931
6.00%, 4/01/53(d)	66,630	67,489
6.50%, 10/01/53 - 9/01/54	942,920	970,285
7.50%, 12/01/53 - 1/01/54	47,177	50,218
Real Estate Mortgage Investment Conduits,
Series 5081, Class AI, 3.50%, 3/25/51(o)	76,746	14,306
Series 5112, Class KI, 3.50%, 6/25/51(o)	368,726	68,827
Series 5127, Class AI, 3.00%, 6/25/51(o)	143,940	24,151
		24,340,292
Federal Home Loan Mortgage Corporation Gold – 0.3%
Pool,
3.00%, 10/01/32 - 12/01/32	426,249	407,608
4.50%, 4/01/47 - 4/01/49	461,995	447,876
5.00%, 11/01/48	24,141	23,972
3.50%, 4/01/49	1,900,254	1,742,376
		2,621,832
Federal National Mortgage Association – 4.8%
Interest STRIP,
Series 427, Class C71, 3.00%, 10/25/49(o)	414,707	68,207
Series 437, Class C11, 3.00%, 7/25/52(o)	549,108	99,375

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal National Mortgage Association (Continued)
Pool,
3.00%, 9/01/28 - 6/01/52	$1,775,761	$1,594,747
2.50%, 12/01/33 - 2/01/52	9,744,592	8,289,552
3.50%, 1/01/34 - 1/01/51	2,785,470	2,530,609
2.00%, 9/01/35 - 3/01/52	12,731,347	10,412,534
1.50%, 3/01/36 - 3/01/51	3,934,469	3,205,826
4.50%, 11/01/43 - 7/01/52	2,064,348	1,998,499
4.00%, 7/01/44 - 5/01/52	3,055,708	2,865,586
5.00%, 8/01/48 - 4/01/53	991,114	971,944
6.00%, 11/01/52 - 9/01/54	1,574,197	1,590,570
6.00%, 11/01/52 - 1/01/53(d)	1,371,635	1,389,315
5.50%, 1/01/53 - 6/01/53	3,105,269	3,081,298
6.50%, 8/01/53 - 9/01/54	3,226,434	3,305,942
7.50%, 12/01/53 - 1/01/54	107,336	113,881
Real Estate Mortgage Investment Conduits,
Series 2020-32, PI, 4.00%, 5/25/50(o)	75,869	15,972
Series 2021-50, Class IO, 4.00%, 8/25/51(o)	231,701	45,246
		41,579,103
Government National Mortgage Association – 1.9%
Pool,
2.00%, 11/01/52(d)	3,053,000	2,489,097
2.50%, 11/01/52(d)	2,367,000	2,004,917
4.50%, 11/01/52(d)	1,650,000	1,574,806
5.00%, 11/01/53(d)	1,962,000	1,916,307
5.50%, 11/01/53 - 12/01/53(d)	2,182,000	2,168,635
6.00%, 11/01/53(d)	366,000	368,661
6.50%, 11/01/53(d)	1,078,000	1,095,171
3.00%, 11/01/54(d)	1,795,000	1,573,720
3.50%, 11/01/54(d)	2,304,000	2,081,973
4.00%, 11/01/54(d)	921,000	857,321

Series 2020-146, Class DI, 2.50%, 10/20/50(o)	63,337	8,497
Series 2020-185, Class MI, 2.50%, 12/20/50(o)	67,070	9,544
Series 2021-58, Class IY, 3.00%, 2/20/51(o)	666,879	113,161
Series 2021-67, Class QI, 3.00%, 4/20/51(o)	67,844	11,402
Series 2021-76, Class JI, 3.00%, 8/20/50(o)	69,675	11,710
Series 2021-78, Class IP, 3.00%, 5/20/51(o)	631,472	106,834
Series 2021-83, Class PI, 3.00%, 5/20/51(o)	227,101	37,680
	Par(a)	Value
Government National Mortgage Association (Continued)

Series 2021-96, Class MI, 3.00%, 6/20/51(o)	$121,830	$20,475
Series 2021-97, Class LI, 3.00%, 8/20/50(o)	808,872	135,924
Series 2022-78, Class IO, 3.00%, 8/20/51(o)	72,877	12,220
Series 2022-85, Class IK, 3.00%, 5/20/51(o)	372,668	62,488
		16,660,543
Government National Mortgage Association II – 0.9%
Pool,
3.50%, 4/20/45 - 2/20/48	388,836	356,296
4.00%, 3/20/47 - 12/20/52	969,417	905,823
4.50%, 4/20/47 - 8/20/50	141,076	136,365
3.00%, 4/20/50 - 1/20/52	1,847,070	1,623,553
2.00%, 8/20/50 - 2/20/51	1,911,268	1,561,590
2.50%, 4/20/51 - 1/20/53	2,636,445	2,235,094
6.00%, 8/20/54	1,315,733	1,326,528
		8,145,249
Uniform Mortgage-Backed Securities – 7.9%
Pool,
1.50%, 11/01/38(d)	125,000	108,229
2.00%, 11/01/38 - 11/01/52(d)	3,622,000	2,976,843
2.50%, 11/01/38 - 11/01/52(d)	2,116,600	1,785,726
3.00%, 11/01/38 - 11/01/52(d)	3,145,347	2,713,998
3.50%, 11/01/38 - 11/01/52(d)	1,425,000	1,277,497
4.50%, 11/01/38(d)	487,000	478,286
4.00%, 11/01/39 - 11/01/52(d)	1,664,400	1,544,581
6.00%, 12/01/52 - 11/01/54(d)	35,399,000	35,616,973
5.50%, 11/01/53(d)	22,066,172	21,856,522
		68,358,655
Whole Loan – 0.4%
A&D Mortgage Trust,
Series 2024-NQM5, Class A1, 5.70%, 11/25/69	201,000	200,887
Series 2024-NQM5, Class M1, 6.52%, 11/25/69	201,500	201,201

ACRA Trust, Series 2024-NQM1, Class A1, (Step to 6.61% on 11/25/28), 5.61%, 10/25/64(b)(f)	177,000	176,532

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)
Angel Oak Mortgage Trust,
Series 2023-7, Class A1, (Step to 4.83% on 1/25/28), 4.80%, 11/25/67(b)(f)		$110,332	$108,203
Series 2024-10, Class A1, (Step to 6.35% on 11/25/28), 5.35%, 10/25/69(b)(f)		50,000	49,870

Braccan Mortgage Funding PLC, Series 2024-1, Class X, (SONIO/N Index + 4.34%), 9.31%, 1/15/67(c)	GBP	144,000	186,232
CHL Mortgage Pass-Through Trust,
Series 2006-17, Class A6, 6.00%, 12/25/36		5,101	2,252
Series 2007-9, Class A1, 5.75%, 7/25/37		25,328	12,119
Series 2007-9, Class A11, 5.75%, 7/25/37		13,839	6,622

COLT Mortgage Loan Trust, Series 2024-6, Class A1, (Step to 6.39% on 11/25/28), 5.39%, 11/25/69(b)(f)		100,000	99,668
Cross Mortgage Trust,
Series 2023-H2, Class A1A, (Step to 8.14% on 11/25/27), 7.14%, 11/25/68(b)(f)		80,960	82,287
Series 2024-H7, Class A1, 5.59%, 11/25/69(b)(e)		535,364	534,598
CSMC Trust,
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(b)(e)		111,000	104,905
Series 2022-NQM6, Class PT, 9.00%, 12/25/67(b)(e)		115,768	116,763

Deephaven Residential Mortgage Trust, Series 2024-1, Class A1, 5.74%, 7/25/69(b)(e)		166,667	166,513
FHLMC STACR REMIC Trust, Series 2022-DNA5, Class M1B, (30D Average SOFR + 4.50%), 9.36%, 6/25/42(b)(c)		240,000	257,852
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 7/25/53(d)		466,000	465,995
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)		72,630	65,537
	Par(a)	Value
Whole Loan (Continued)

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	$66,130	$103,314
Impac Secured Assets Trust, Series 2006-3, Class A1, (1M CME Term SOFR + 0.45%, 0.34% Floor), 5.19%, 11/25/36(c)	94,232	83,896
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, (Step to 5.75% on 5/27/25), 4.75%, 4/25/61(b)(f)	2,277	2,273
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	568,118	112,607
Series 2007-2, Class A2, 6.25%, 1/25/38	304,710	166,270

Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 4/25/65(b)(e)	142,800	134,696
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.62%, 2/25/38(b)(e)(o)	163,478	36,144
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 5.94%, 10/25/46(c)	246,824	206,647
		3,683,883
Total Mortgage-Backed Securities (Cost $179,164,405)		171,578,492

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	220,000	261,321
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	415,000	397,929
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	75,879
7.55%, 4/01/39	40,000	48,485

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
California (Continued)

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	$45,000	$50,290
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(p)	25,000	22,427
		856,331
Georgia – 0.0%(g)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	38,000	42,193
Illinois – 0.0%(g)
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	432,941	432,643
Louisiana – 0.0%(g)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp. Project, 4.15%, 2/01/33	70,000	68,473
New Jersey – 0.0%(g)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	125,158
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	70,000	75,992
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	30,950
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	95,000	100,066
	Par(a)	Value
New York (Continued)
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	$30,000	$29,832
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	68,425
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	85,000	81,937
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	58,170
		445,372
Ohio – 0.0%(g)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	98,860
Texas – 0.1%
Port Beaumont Navigation District Dock & Wharf Facility Taxable Revenue Bonds, Jefferson Gulf Coast Energy Project, 10.00%, 7/01/26(b)	190,000	194,372
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	77,672
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	155,000	160,826
		432,870
Total Municipal Bonds (Cost $2,791,273)		2,501,900

Term Loans – 0.0%(c)(g)
Publishing & Broadcasting – 0.0%(g)
Gray Television, Inc., Term D Loan, (1M USD CME Term SOFR + 3.00%), 7.96%, 12/01/28	88	83

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Software – 0.0%(g)
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.37%, 9/29/28	$22,912	$22,878
Total Term Loans (Cost $22,934)		22,961

U.S. Government Obligations – 12.2%
Sovereign Government – 0.0%(g)
4.38%, 7/15/27	24,000	24,146
U.S. Treasury Bonds – 2.9%
4.25%, 5/15/39	64,000	62,935
4.50%, 8/15/39	64,000	64,543
4.38%, 11/15/39	64,000	63,613
4.63%, 2/15/40	458,000	467,589
1.13%, 5/15/40	1,373,000	856,999
3.88%, 8/15/40(h)	458,000	427,997
1.13%, 8/15/40	1,373,000	849,007
4.25%, 11/15/40	1,312,700	1,281,831
1.38%, 11/15/40	1,373,000	881,187
4.75%, 2/15/41	969,900	1,003,202
1.88%, 2/15/41	1,863,700	1,293,816
4.38%, 5/15/41	714,500	706,992
3.00%, 5/15/42	539,000	437,516
3.13%, 2/15/43	245,000	200,680
3.88%, 2/15/43	652,500	596,655
2.88%, 5/15/43	1,398,100	1,097,126
3.63%, 8/15/43	1,402,000	1,230,584
3.75%, 11/15/43	1,402,000	1,250,354
4.50%, 2/15/44	388,000	383,756
2.50%, 2/15/45	3,958,000	2,849,915
2.88%, 11/15/46	239,000	181,043
2.75%, 11/15/47	4,138,000	3,037,712
3.00%, 2/15/48	1,433,000	1,099,828
3.13%, 5/15/48	389,000	305,046
2.88%, 5/15/49	389,000	289,592
2.25%, 8/15/49	1,430,000	932,405
1.38%, 8/15/50	389,000	201,216
1.63%, 11/15/50	488,800	270,157
2.38%, 5/15/51	391,300	259,985
2.00%, 8/15/51	389,000	235,558
1.88%, 11/15/51	1,164,000	681,167
2.25%, 2/15/52	1,486,200	954,361
3.00%, 8/15/52	26,000	19,715
3.63%, 2/15/53	383,000	328,707
3.63%, 5/15/53	83,500	71,709
4.25%, 8/15/54	317,000	305,063
		25,179,561
	Par(a)	Value
U.S. Treasury Notes – 9.3%
4.50%, 11/15/25	$1,801,000	$1,804,250
0.38%, 11/30/25	13,000	12,462
4.00%, 12/15/25	2,970,000	2,960,487
3.88%, 1/15/26	108,000	107,515
4.63%, 3/15/26	2,508,000	2,520,344
3.75%, 4/15/26	737,000	732,019
4.88%, 4/30/26	1,938,000	1,956,017
3.63%, 5/15/26	338,000	334,990
0.75%, 5/31/26	464,000	439,622
4.63%, 6/30/26	1,150,000	1,157,547
0.63%, 7/31/26	1,430,000	1,344,814
1.50%, 8/15/26	691,000	659,500
4.38%, 8/15/26	151,000	151,484
3.75%, 8/31/26	2,487,200	2,468,255
4.63%, 10/15/26	53,000	53,449
2.00%, 11/15/26	1,925,000	1,845,143
1.63%, 11/30/26	2,860,000	2,717,447
4.13%, 2/15/27	364,000	363,815
1.88%, 2/28/27	4,000	3,801
0.50%, 4/30/27	769,000	703,214
2.38%, 5/15/27	761,000	728,925
4.50%, 5/15/27	727,000	733,219
0.50%, 5/31/27	688,000	627,182
2.75%, 7/31/27	2,000	1,929
2.25%, 8/15/27	3,170,000	3,013,357
3.13%, 8/31/27	6,000	5,840
3.38%, 9/15/27	100,000	98,000
0.38%, 9/30/27	970,000	870,575
4.13%, 10/31/27(h)	1,523,000	1,522,881
0.63%, 11/30/27	12,000	10,789
3.88%, 11/30/27	4,099,000	4,068,097
3.88%, 12/31/27	37,000	36,717
3.50%, 1/31/28	8,000	7,846
4.00%, 2/29/28	14,000	13,936
1.25%, 3/31/28	1,453,500	1,320,300
3.63%, 3/31/28	1,795,700	1,766,380
3.50%, 4/30/28	61,000	59,720
1.25%, 5/31/28	2,376,000	2,148,331
4.00%, 6/30/28	1,795,700	1,786,511
1.00%, 7/31/28	5,400,000	4,812,750
4.13%, 7/31/28	306,000	305,594
1.13%, 8/31/28	1,938,000	1,731,330
1.25%, 9/30/28	1,900,700	1,702,389
4.88%, 10/31/28	260,000	266,723
3.13%, 11/15/28	408,000	392,318
1.38%, 12/31/28(h)	4,000	3,578
2.63%, 2/15/29	678,000	637,320
2.38%, 3/31/29	1,558,200	1,446,448
2.88%, 4/30/29	2,906,000	2,753,208
4.63%, 4/30/29	17,000	17,322
2.38%, 5/15/29	678,000	628,448

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Notes (Continued)
3.25%, 6/30/29	$1,253,600	$1,204,974
4.25%, 6/30/29	2,000	2,007
4.00%, 7/31/29	655,000	650,599
3.13%, 8/31/29	425,300	405,995
3.63%, 8/31/29	366,000	357,679
3.88%, 12/31/29	7,344,000	7,241,872
3.50%, 1/31/30	73,000	70,682
1.50%, 2/15/30	1,075,000	939,113
4.00%, 2/28/30	1,505,300	1,492,658
3.75%, 5/31/30	1,046,000	1,023,364
4.00%, 7/31/30	175,000	173,284
4.88%, 10/31/30	844,300	874,081
3.75%, 12/31/30	13,000	12,677
1.63%, 5/15/31	1,948,000	1,661,355
4.63%, 5/31/31	64,000	65,440
4.25%, 6/30/31	101,000	101,130
1.25%, 8/15/31	3,880,000	3,204,031
2.88%, 5/15/32	43,600	39,765
4.13%, 11/15/32	427,000	423,764
3.38%, 5/15/33	1,217,000	1,139,987
3.88%, 8/15/33	1,153,000	1,119,536
4.00%, 2/15/34	1,475,000	1,443,195
4.38%, 5/15/34	1,234,000	1,242,677
3.88%, 8/15/34	231,000	223,493
		80,967,496
Total U.S. Government Obligations (Cost $111,806,012)		106,171,203

	Number of Shares
Investment Companies – 61.5%
BlackRock Allocation Target Shares - BATS, Series A	6,455,775	61,200,743
iShares U.S. Treasury Bond ETF	12,111,106	276,375,439
Vanguard Intermediate-Term Corporate Bond ETF(h)	944,230	76,831,995
Vanguard Mortgage-Backed Securities ETF(h)	2,659,860	121,848,186
Total Investment Companies (Cost $541,419,097)		536,256,363

		Par(a)/Number of Shares	Value
Short-Term Investments – 11.3%
Corporate Bonds – 0.2%
CNH Industrial Capital LLC, 5.45%, 10/14/25(h)		$65,000	$65,432
HCA, Inc., 5.25%, 4/15/25(h)		191,000	191,161
Sabine Pass Liquefaction LLC, 5.63%, 3/01/25		338,000	338,173
Sprint LLC, 7.63%, 2/15/25		1,042,000	1,041,676
			1,636,442
Foreign Issuer Bonds – 0.1%
Kenbourne Invest S.A., 6.88%, 11/26/24(b)(q)		203,000	123,316
Mexico Cetes, 0.00%, 11/28/24(r)	MXN	25,800,000	127,981
UBS A.G., 3.70%, 2/21/25		636,000	633,617
VF Ukraine PAT via VFU Funding PLC, 6.20%, 2/11/25(b)		10,000	9,063
			893,977
Money Market Funds – 9.9%
Northern Institutional Funds - Liquid Assets Portfolio, 4.89%(s)(t)		59,461,218	59,461,218
Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(s)		26,680,137	26,680,137
			86,141,355
U.S. Government Obligations – 1.1%
U.S. Treasury Notes,
4.50%, 11/30/24(h)		128,000	127,975
4.25%, 12/31/24(h)		1,103,000	1,102,311
2.00%, 2/15/25(h)		604,000	599,517
0.38%, 4/30/25		1,198,000	1,174,246
3.88%, 4/30/25(h)		295,000	294,152
2.13%, 5/15/25		520,000	513,591
2.88%, 6/15/25		2,304,000	2,283,165
3.00%, 7/15/25(h)		185,000	183,349
3.13%, 8/15/25		213,000	210,928
5.00%, 8/31/25		1,663,000	1,670,782
5.00%, 9/30/25		1,574,300	1,583,045
5.00%, 10/31/25		338,000	340,168
			10,083,229
Total Short-Term Investments (Cost $98,838,774)			98,755,003

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.0%(g)
10-Year U.S. Treasury Note Future, Strike Price USD 112.50, Expires 11/22/24	1	$110,469	$297
5-Year U.S. Treasury Note Future, Strike Price USD 108.75, Expires 11/22/24	1	107,234	164
Long Gilt Future, Strike Price GBP 99.50, Expires 11/22/24	10	940,400	903
			1,364
Call Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.75, Expires 11/12/24, Counterparty: Deutsche Bank	1	56,000	1,041
Brazilian Real vs. U.S. Dollar, Strike Price BRL 6.00, Expires 11/12/24, Counterparty: Barclays	1	28,000	115
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.35, Expires 12/20/24, Counterparty: Goldman Sachs	1	5,280	614
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.50, Expires 11/06/24, Counterparty: Bank of America	1	14,000	27
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.65, Expires 12/09/24, Counterparty: HSBC	1	6,000	27
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.75, Expires 3/06/26, Counterparty: Bank of America	1	10,391,000	50,736
Colombian Pesos vs. U.S. Dollar, Strike Price COP 4,350.00, Expires 12/06/24, Counterparty: Morgan Stanley	1	63,000	1,967
Colombian Pesos vs. U.S. Dollar, Strike Price COP 4,500.00, Expires 11/12/24, Counterparty: Morgan Stanley	1	47,000	351
Indian Rupee vs. Chinese Yuan, Strike Price INR 12.50, Expires 1/23/25, Counterparty: JPMorgan Chase	1	34,000(u)	428
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
Indonesian Rupiah vs. U.S. Dollar, Strike Price IDR 15,750.00, Expires 11/05/24, Counterparty: JPMorgan Chase	1	$29,000	$113
Japanese Yen vs. U.S. Dollar, Strike Price JPY 154.00, Expires 12/16/24, Counterparty: JPMorgan Chase	1	95,000	910
Mexican Peso vs. U.S. Dollar, Strike Price MXN 21.50, Expires 11/14/24, Counterparty: Bank of America	1	5,000	695
Mexican Peso vs. U.S. Dollar, Strike Price MXN 21.50, Expires 12/12/24, Counterparty: UBS	1	5,000	996
Singapore Dollar vs. U.S. Dollar, Strike Price SGD 1.32, Expires 11/27/24, Counterparty: HSBC	1	4,000	1,898
Singapore Dollar vs. U.S. Dollar, Strike Price SGD 1.34, Expires 12/12/24, Counterparty: JPMorgan Chase	1	158,000	767
South African Rand vs. U.S. Dollar, Strike Price ZAR 19.00, Expires 11/12/24, Counterparty: Morgan Stanley	1	74,000	42
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.67, Expires 11/27/24, Counterparty: Barclays	1	191,000(v)	901
U.S. Dollar vs. Euro, Strike Price USD 1.09, Expires 10/31/24, Counterparty: Barclays	1	98,000(w)	114
			61,742
Call Swaptions - Over the Counter – 0.1%
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2029, Strike Price EUR $0.00, Expires 11/20/24, Counterparty: Morgan Stanley	1	358,000	848

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2029, Strike Price EUR $0.00, Expires 11/20/24, Counterparty: Bank of America	1	$362,000	$1,432
Pay 1-Day USD SOFR (Annually); Receive 3.7% (Annually); Interest Rate Swap Maturing 11/03/2035, Strike Price USD 3.70, Expires 10/30/25, Counterparty: Barclays	1	1,648,012	52,910
Pay 1-Day USD SOFR (Annually); Receive 3.75% (Annually); Interest Rate Swap Maturing 11/03/2035, Strike Price USD 3.75, Expires 10/30/25, Counterparty: Barclays	1	1,707,321	58,026
Pay 1-Day USD SOFR (Annually); Receive 3.79% (Annually); Interest Rate Swap Maturing 10/31/2035, Strike Price USD 3.79, Expires 10/29/25, Counterparty: Barclays	1	1,677,667	60,227
Pay 3M ZAR JIBARR (Quarterly); Receive 8.75% (Quarterly); Interest Rate Swap Maturing 1/22/2035, Strike Price USD 8.75, Expires 1/22/25, Counterparty: JPMorgan Chase	1	879,000	422
			173,865
Put Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.70, Expires 12/20/24, Counterparty: Morgan Stanley	1	94,000	1,459
Indian Rupee vs. Chinese Yuan, Strike Price INR 11.50, Expires 1/23/25, Counterparty: Standard Chartered Bank	1	67,000(u)	1,285
Mexican Peso vs. U.S. Dollar, Strike Price MXN 17.90, Expires 12/26/24, Counterparty: Bank of America	1	11,000	998
Mexican Peso vs. U.S. Dollar, Strike Price MXN 18.00, Expires 1/17/25, Counterparty: UBS	1	4,000	261
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Mexican Peso vs. U.S. Dollar, Strike Price MXN 18.50, Expires 11/13/24, Counterparty: Bank of America	1	$91,000	$15,015
South African Rand vs. U.S. Dollar, Strike Price ZAR 17.50, Expires 11/27/24, Counterparty: HSBC	1	117,000	1,508
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,350.00, Expires 11/19/24, Counterparty: Morgan Stanley	1	57,000	373
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,350.00, Expires 11/27/24, Counterparty: Citibank	1	126,000	975
Turkish Lira vs. U.S. Dollar, Strike Price TRY 35.25, Expires 12/12/24, Counterparty: UBS	1	4,000	1,966
Turkish Lira vs. U.S. Dollar, Strike Price TRY 42.50, Expires 12/06/24, Counterparty: Goldman Sachs	1	37,000	7,148
U.S. Dollar vs. Euro, Strike Price USD 1.02, Expires 4/16/25, Counterparty: HSBC	1	9,000(w)	622
U.S. Dollar vs. Euro, Strike Price USD 1.04, Expires 12/09/24, Counterparty: Barclays	1	6,000(w)	272
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 11/12/24, Counterparty: Bank of America	1	4,000(w)	110
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 11/19/24, Counterparty: Bank of America	1	4,000(w)	203
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 12/12/24, Counterparty: Deutsche Bank	1	4,880(w)	446
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 11/04/24, Counterparty: HSBC	1	9,000(w)	5

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 11/12/24, Counterparty: JPMorgan Chase	1	$43,000(w)	$29
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 11/19/24, Counterparty: JPMorgan Chase	1	43,000(w)	55
U.S. Dollar vs. Euro, Strike Price USD 1.08, Expires 12/13/24, Counterparty: UBS	1	174,000(w)	575
			33,305
Put Swaptions - Over the Counter – 0.0%(g)
Pay 3.70% (Annually); Receive 1-Day USD SOFR (Annually); Interest Rate Swap Maturing 11/03/2035, Strike Price USD 3.70, Expires 10/30/25, Counterparty: Barclays	1	1,648,012	57,692
Pay 3.75% (Annually); Receive 1-Day USD SOFR (Annually); Interest Rate Swap Maturing 11/03/2035, Strike Price USD 3.75, Expires 10/30/25, Counterparty: Barclays	1	1,707,321	56,840
Pay 3.79% (Annually); Receive 1-Day USD SOFR (Annually); Interest Rate Swap Maturing 10/31/2035, Strike Price USD 3.79, Expires 10/29/25, Counterparty: Barclays	1	1,677,667	52,998
			167,530
Total Purchased Options (Premiums Paid 468,451)			437,806

Total Long Positions – 119.6% (Cost $1,063,225,909)	1,042,603,180

	Par(a)	Value
Short Positions – (0.8)%(x)
Mortgage-Backed Securities – (0.8)%
Uniform Mortgage-Backed Securities – (0.8)%
Pool,
5.00%, 12/01/52	(3,100,000)	(3,011,207)
4.50%, 11/01/53(d)	(36,000)	(34,175)
	Par(a)	Value
Uniform Mortgage-Backed Securities (Continued)
Pool,
5.00%, 11/01/53(d)	$(3,533,616)	$(3,433,370)
6.50%, 11/01/54(d)	(924,300)	(943,347)
		(7,422,099)
Total Mortgage-Backed Securities (Proceeds $7,441,230)		(7,422,099)
Total Short Positions – (0.8)% (Proceeds $7,441,230)		(7,422,099)
Total Written Options – (0.0)% (Premiums Received $150,303)		(210,002)
Liabilities less Other Assets – (18.8)%(y)		(163,419,283)
NET ASSETS – 100.0%		$871,551,796
Percentages shown are based on Net Assets.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total value of $31,166,075 or 3.58% of net assets.
(c)	Variable or floating rate security. Rate as of October 31, 2024 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2024.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2024 is disclosed.
(f)	Step coupon bond. Rate as of October 31, 2024 is disclosed.
(g)	Amount rounds to less than 0.05%.
(h)	Security either partially or fully on loan. (See Note 7).
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2024 is disclosed.
(j)	Investment is valued using significant unobservable inputs (Level 3).
(k)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)	Issuer has defaulted on terms of debt obligation.
(o)	Security is an Interest Only STRIP.
(p)	Century bond maturing in 2112.
(q)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(r)	Zero coupon bond.
(s)	7-day current yield as of October 31, 2024 is disclosed.
(t)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
(u)	The notional amount is CNH.
(v)	The notional amount is AUD.
(w)	The notional amount is EUR.
(x)	Securities sold short are not owned by the Fund.
(y)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
12MTA	12 Month Treasury Average
30D	30 Day
AUD	Australian Dollar
BANXICO	Banco de Mexico
BATS	Better Alternative Trading System
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
CZK	Czech Republic Koruna
EGP	Egyptian Pound
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GBP	British Pound
GMTN	Global Medium Term Note
GO	Government Obligation
IBOR	Interbank Offered Rate
IDR	Indonesian Rupiah
INR	Indian Rupee
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPY	Japanese Yen
KRW	South Korean Won
L.P.	Limited Partnership
LLC	Limited Liability Company
MXN	Mexican Peso
NZD	New Zealand Dollar
OAT	Obligations Assimilables du Trésor
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
PRBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SGD	Singapore Dollar
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
STRIP	Separate Trading of Registered Interest and Principal
TIIE	Tasa de Interés Interbancaria de Equilibrio
TRB	Tax Revenue Bonds
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Futures Contracts outstanding at October 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	64	12/19/2024	USD	7,070,000	$(34,503)
U.S. Treasury Long Bond	54	12/19/2024	USD	6,370,313	(71,764)
Ultra 10-Year U.S. Treasury Note	82	12/19/2024	USD	9,327,500	(31,036)
Ultra U.S. Treasury Bond	61	12/19/2024	USD	7,663,125	(160,303)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at October 31, 2024: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	47	12/31/2024	USD	9,679,430	$726
5-Year U.S. Treasury Note	92	12/31/2024	USD	9,865,562	(51,324)
Total Long Contracts					$(348,204)
Short Contracts
30-Year Euro-Buxl	(14)	12/06/2024	EUR	2,015,645	$49,529
10-Year Canadian Government Bond	(63)	12/18/2024	CAD	5,519,711	27,731
Total Short Contracts					$77,260
					$(270,944)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/18/24	U.S. Dollars	1,260,303	Japanese Yen	177,653,167	HSBC	$83,302
12/18/24	U.S. Dollars	3,383,087	Brazilian Reals	19,333,328	Barclays	57,555
12/18/24	U.S. Dollars	3,653,309	Euro	3,301,800	State Street	54,094
12/18/24	U.S. Dollars	760,000	Brazilian Reals	4,192,076	Bank of America	38,920
12/18/24	U.S. Dollars	783,000	Mexican Pesos	15,152,968	Citibank	32,111
12/18/24	U.S. Dollars	2,268,267	British Pounds	1,736,500	State Street	29,360
12/18/24	U.S. Dollars	472,928	Japanese Yen	66,956,000	Toronto-Dominion Bank	29,326
12/18/24	U.S. Dollars	1,065,119	Euro	954,000	Toronto-Dominion Bank	25,186
12/18/24	U.S. Dollars	783,000	Mexican Pesos	15,417,583	Goldman Sachs	18,998
12/18/24	U.S. Dollars	886,519	Japanese Yen	131,273,000	UBS	16,799
12/18/24	U.S. Dollars	183,879	Japanese Yen	25,597,298	RBS	14,290
11/15/24	U.S. Dollars	241,174	Colombian Pesos	1,027,436,005	Morgan Stanley	9,504
12/06/24	Turkish Lira	1,215,000	U.S. Dollars	28,406	BNP Paribas	5,746
12/18/24	U.S. Dollars	59,354	Japanese Yen	8,245,000	Morgan Stanley	4,729
12/18/24	U.S. Dollars	320,000	Brazilian Reals	1,833,696	Morgan Stanley	4,585
11/27/24	U.S. Dollars	134,412	Czech Republic Koruna	3,025,656	Morgan Stanley	4,367
11/26/24	U.S. Dollars	409,301	Polish Zloty	1,623,494	Morgan Stanley	4,032
12/04/24	Turkish Lira	1,498,656	U.S. Dollars	38,542	Goldman Sachs	3,670
12/18/24	U.S. Dollars	222,278	Japanese Yen	33,000,000	State Street	3,644
12/18/24	U.S. Dollars	436,084	British Pounds	335,600	Morgan Stanley	3,388
11/04/24	U.S. Dollars	58,000	Brazilian Reals	318,478	Morgan Stanley	2,935
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/27/24	U.S. Dollars	57,433	Colombian Pesos	242,218,000	Barclays	$2,912
12/18/24	U.S. Dollars	187,192	British Pounds	143,000	UBS	2,819
12/18/24	U.S. Dollars	263,178	British Pounds	202,000	RBS	2,735
12/18/24	U.S. Dollars	262,411	Mexican Pesos	5,248,197	State Street	2,343
11/20/24	Turkish Lira	2,043,000	U.S. Dollars	56,218	UBS	2,177
12/04/24	Turkish Lira	645,344	U.S. Dollars	16,118	Barclays	2,058
11/04/24	U.S. Dollars	29,000	Brazilian Reals	157,892	Bank of America	1,701
11/18/24	Turkish Lira	1,312,801	U.S. Dollars	36,000	BNP Paribas	1,603
11/26/24	U.S. Dollars	43,000	Colombian Pesos	184,680,700	Deutsche Bank	1,424
11/12/24	Turkish Lira	1,054,953	U.S. Dollars	29,000	UBS	1,408
11/27/24	U.S. Dollars	152,997	Mexican Pesos	3,048,652	Toronto-Dominion Bank	1,351
1/27/25	U.S. Dollars	91,000	Chinese Offshore Yuan	637,637	Morgan Stanley	932
11/26/24	Euro	68,000	British Pounds	56,711	BNY Mellon	922
11/26/24	U.S. Dollars	48,000	Thai Baht	1,587,605	HSBC	874
11/04/24	U.S. Dollars	85,000	Brazilian Reals	486,987	Goldman Sachs	799
11/26/24	U.S. Dollars	88,000	Mexican Pesos	1,759,653	Morgan Stanley	456
11/04/24	U.S. Dollars	29,000	Brazilian Reals	165,126	Barclays	450
11/26/24	U.S. Dollars	37,000	Swedish Kronor	389,022	Standard Chartered Bank	441
11/05/24	British Pounds	129,000	U.S. Dollars	165,981	BNY Mellon	357
11/26/24	U.S. Dollars	48,000	Canadian Dollars	66,291	Barclays	350
12/20/24	U.S. Dollars	185,734	South African Rand	3,283,315	Morgan Stanley	327
12/18/24	South African Rand	1,850,000	U.S. Dollars	104,181	Toronto-Dominion Bank	308
11/04/24	U.S. Dollars	32,000	Brazilian Reals	183,427	BNP Paribas	285
11/26/24	Euro	29,000	U.S. Dollars	31,340	Barclays	238
11/26/24	Japanese Yen	7,758,877	U.S. Dollars	51,000	Barclays	236
11/26/24	U.S. Dollars	32,454	British Pounds	25,000	Barclays	219
11/26/24	Turkish Lira	639,900	U.S. Dollars	18,000	Barclays	175
12/18/24	U.S. Dollars	17,426	Canadian Dollars	24,000	State Street	160
11/26/24	U.S. Dollars	11,000	Colombian Pesos	48,226,200	Barclays	143
12/18/24	U.S. Dollars	9,153	British Pounds	7,000	Standard Chartered Bank	128
11/27/24	U.S. Dollars	49,139	Peruvian Nuevo Soles	185,030	Citibank	123
11/26/24	U.S. Dollars	13,000	South Korean Won	17,766,320	HSBC	75
11/26/24	Swiss Francs	37,518	U.S. Dollars	43,500	Barclays	69
11/26/24	Taiwan Dollars	926,637	U.S. Dollars	29,000	BNP Paribas	64
12/03/24	U.S. Dollars	11,000	Brazilian Reals	63,592	Barclays	43
11/26/24	Mexican Pesos	221,879	U.S. Dollars	11,000	Goldman Sachs	39
11/26/24	Euro	26,000	U.S. Dollars	28,281	BNY Mellon	31
1/16/25	U.S. Dollars	6,957	Euro	6,351	BNY Mellon	25
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/26/24	Euro	48,000	U.S. Dollars	52,258	Goldman Sachs	$9
11/26/24	U.S. Dollars	83,846	Euro	77,000	Bank of America	—*
Total Unrealized Appreciation						$477,350

11/07/24	Taiwan Dollars	927,420	U.S. Dollars	29,000	UBS	$(16)
11/26/24	South African Rand	576,833	Euro	30,000	Toronto-Dominion Bank	(20)
11/12/24	U.S. Dollars	11,000	Turkish Lira	382,701	Bank of America	(31)
11/26/24	U.S. Dollars	32,000	Singapore Dollars	42,261	Barclays	(41)
11/26/24	Chinese Offshore Yuan	319,618	U.S. Dollars	45,000	Bank of America	(42)
11/26/24	Singapore Dollars	83,030	U.S. Dollars	63,000	Goldman Sachs	(48)
12/04/24	U.S. Dollars	17,073	Turkish Lira	607,960	Bank of America	(51)
11/26/24	U.S. Dollars	53,000	Thai Baht	1,787,690	Barclays	(65)
1/08/25	U.S. Dollars	9,179	Egyptian Pounds	468,583	Citibank	(66)
11/18/24	Turkish Lira	1,603,330	U.S. Dollars	46,000	Bank of America	(75)
11/26/24	Colombian Pesos	92,914,500	U.S. Dollars	21,000	Citibank	(83)
11/27/24	U.S. Dollars	28,838	South African Rand	511,069	Morgan Stanley	(84)
11/26/24	U.S. Dollars	88,131	Euro	81,022	UBS	(94)
11/26/24	South African Rand	369,127	U.S. Dollars	21,000	Barclays	(109)
11/26/24	Norwegian Kroner	229,713	U.S. Dollars	21,000	Barclays	(114)
11/26/24	U.S. Dollars	111,578	Euro	102,579	Bank of America	(120)
11/26/24	Peruvian Nuevo Soles	101,440	U.S. Dollars	27,000	Barclays	(127)
12/20/24	U.S. Dollars	112,869	South African Rand	2,001,103	HSBC	(132)
11/26/24	Czech Republic Koruna	1,346,123	U.S. Dollars	58,000	BNP Paribas	(143)
11/26/24	U.S. Dollars	17,162	Turkish Lira	609,684	Barclays	(155)
11/26/24	U.S. Dollars	29,000	Taiwan Dollars	929,595	Barclays	(157)
11/26/24	Mexican Pesos	418,506	U.S. Dollars	21,000	Barclays	(179)
11/26/24	U.S. Dollars	58,000	Chinese Offshore Yuan	413,723	Bank of America	(195)
11/27/24	U.S. Dollars	58,152	Czech Republic Koruna	1,357,525	State Street	(196)
11/07/24	U.S. Dollars	29,000	Taiwan Dollars	934,525	Barclays	(206)
11/26/24	Polish Zloty	77,684	Euro	18,000	UBS	(208)
11/26/24	U.S. Dollars	31,500	South Korean Won	43,616,475	Citibank	(232)
11/26/24	Norwegian Kroner	404,135	U.S. Dollars	37,000	JPMorgan Chase	(255)
11/26/24	Australian Dollars	21,091	Euro	13,000	HSBC	(272)
11/26/24	Philippine Pesos	1,671,502	U.S. Dollars	29,000	Barclays	(314)
11/26/24	Australian Dollars	48,000	U.S. Dollars	31,950	Goldman Sachs	(352)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	U.S. Dollars	165,970	British Pounds	129,000	BNY Mellon	$(352)
12/03/24	Brazilian Reals	380,999	U.S. Dollars	66,000	Goldman Sachs	(355)
11/27/24	U.S. Dollars	75,871	Euro	70,000	UBS	(356)
11/26/24	Colombian Pesos	47,234,000	U.S. Dollars	11,000	Bank of America	(367)
11/26/24	Canadian Dollars	66,193	U.S. Dollars	48,000	RBS	(421)
11/26/24	Polish Zloty	178,540	U.S. Dollars	45,000	State Street	(431)
11/07/24	U.S. Dollars	16,823	Turkish Lira	595,582	Barclays	(433)
11/26/24	Australian Dollars	38,000	U.S. Dollars	25,478	HSBC	(464)
11/26/24	Singapore Dollars	87,682	U.S. Dollars	67,000	Bank of America	(522)
11/26/24	Chilean Pesos	54,286,230	U.S. Dollars	57,000	Barclays	(551)
11/26/24	Thai Baht	1,025,328	U.S. Dollars	31,000	HSBC	(565)
11/18/24	U.S. Dollars	48,000	Turkish Lira	1,697,472	Barclays	(621)
11/26/24	Mexican Pesos	3,220,959	U.S. Dollars	161,000	JPMorgan Chase	(755)
11/26/24	Colombian Pesos	156,825,200	British Pounds	28,000	Morgan Stanley	(798)
1/27/25	Chinese Yuan	636,090	U.S. Dollars	91,000	Morgan Stanley	(800)
12/18/24	U.S. Dollars	500,596	Euro	460,000	State Street	(839)
12/11/24	Peruvian Nuevo Soles	335,900	U.S. Dollars	90,006	Citibank	(1,032)
12/18/24	U.S. Dollars	554,000	Mexican Pesos	11,200,772	Goldman Sachs	(1,042)
12/11/24	U.S. Dollars	116,065	Peruvian Nuevo Soles	442,648	Goldman Sachs	(1,185)
11/26/24	British Pounds	85,000	U.S. Dollars	110,858	Standard Chartered Bank	(1,258)
12/18/24	Indonesian Rupiahs	1,715,949,628	U.S. Dollars	110,485	Citibank	(1,440)
11/26/24	Hungarian Forints	30,978,755	U.S. Dollars	84,000	Morgan Stanley	(1,560)
11/26/24	Indonesian Rupiahs	1,875,778,300	U.S. Dollars	121,000	Morgan Stanley	(1,670)
11/04/24	Brazilian Reals	265,729	U.S. Dollars	48,000	Barclays	(2,055)
12/18/24	British Pounds	143,000	U.S. Dollars	186,589	UBS	(2,216)
12/18/24	Australian Dollars	221,000	U.S. Dollars	148,443	HSBC	(2,934)
12/06/24	U.S. Dollars	30,899	Turkish Lira	1,215,000	Barclays	(3,253)
11/01/24	U.S. Dollars	410,000	Mexican Pesos	8,269,700	Bank of America	(3,289)
12/18/24	U.S. Dollars	410,000	Mexican Pesos	8,342,044	State Street	(3,381)
11/04/24	Brazilian Reals	486,176	U.S. Dollars	88,000	Goldman Sachs	(3,941)
11/04/24	Brazilian Reals	531,192	U.S. Dollars	97,000	Bank of America	(5,157)
12/04/24	U.S. Dollars	54,087	Turkish Lira	2,144,000	UBS	(6,302)
2/24/25	Colombian Pesos	361,848,000	U.S. Dollars	87,234	HSBC	(6,691)
2/21/25	Colombian Pesos	242,218,000	U.S. Dollars	60,889	Citibank	(6,955)
12/18/24	Mexican Pesos	15,290,424	U.S. Dollars	783,000	Citibank	(25,299)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	Mexican Pesos	21,272,000	U.S. Dollars	1,082,658	JPMorgan Chase	$(28,547)
12/18/24	Brazilian Reals	5,653,361	U.S. Dollars	1,029,571	Citibank	(57,135)
12/18/24	Japanese Yen	136,262,000	U.S. Dollars	966,169	Morgan Stanley	(63,396)
Total Unrealized Depreciation						$(242,550)
Net Unrealized Appreciation						$234,800

*Amount rounds to less than one.

Written Call Option Contracts outstanding at October 31, 2024: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	1	USD	110,469	114.00	11/22/2024	$(109)
Long Gilt Future	10	GBP	940,400	102.00	11/22/2024	(129)
Total Written Call Options Contracts (Premiums Received $2,704)						$(238)

Written Put Option Contracts outstanding at October 31, 2024: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	1	USD	110,469	110.50	11/22/2024	$(1,016)
5-Year U.S. Treasury Note Future	1	USD	107,234	107.75	11/22/2024	(945)
Total Written Put Options Contracts (Premiums Received $1,035)						$(1,961)

Written Call Option Contracts outstanding at October 31, 2024: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Deutsche Bank	1	USD	28,000	BRL	6.00	11/12/2024	$(115)
Chinese Yuan vs. U.S. Dollar	Goldman Sachs	1	USD	42,260	CNH	7.20	11/27/2024	(204)
Colombian Pesos vs. U.S. Dollar		—		—	COP	—		—
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	47,000	COP	4,500.00	11/12/2024	(351)
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	63,000	COP	4,500.00	12/06/2024	(930)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at October 31, 2024: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Indian Rupee vs. Chinese Yuan	Standard Chartered Bank	1	CNH	34,000	INR	12.50	1/23/2025	$(428)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	1	USD	29,000	MXN	22.00	12/27/2024	(241)
Singapore Dollar vs. U.S. Dollar	JPMorgan Chase	1	USD	211,000	SGD	1.36	12/12/2024	(318)
South African Rand vs. U.S. Dollar	Morgan Stanley	1	USD	37,000	ZAR	20.00	11/12/2024	(2)
South African Rand vs. U.S. Dollar	Bank of America	1	USD	29,000	ZAR	17.60	12/30/2024	(769)
South Korean Won vs. U.S. Dollar	Citibank	1	USD	63,000	KRW	1,450.00	12/27/2024	(232)
U.S. Dollar vs. Australian Dollar	Barclays	1	AUD	95,500	USD	0.69	12/30/2024	(148)
Total Written OTC Call Options Contracts (Premiums Received $4,392)								$(3,738)

Written Put Option Contracts outstanding at October 31, 2024: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. Euro	Morgan Stanley	1	EUR	58,000	BRL	6.20	12/20/2024	$(741)
Indian Rupee vs. Chinese Yuan	JPMorgan Chase	1	CNH	23,500	INR	11.50	1/23/2025	(451)
Turkish Lira vs. U.S. Dollar	Goldman Sachs	1	USD	55,000	TRY	40.50	12/06/2024	(7,614)
U.S. Dollar vs. Australian Dollar	Barclays	1	AUD	80,000	USD	0.64	12/30/2024	(355)
Total Written OTC Put Options Contracts (Premiums Received $3,710)								$(9,161)

Written Call Interest Rate Swaption Contracts outstanding at October 31, 2024: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 12/27/2026	3.50% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	12/24/2024	3.50%	550,000	$(871)
Interest Rate Swap Maturing 4/01/2035	2.76% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	3/28/2025	2.76	245,100	(617)
Interest Rate Swap Maturing 4/01/2035	2.76% (Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	3/28/2025	2.76	2,334,000	(5,872)
Interest Rate Swap Maturing 4/04/2035	2.76% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	4/02/2025	2.76	245,300	(646)
Interest Rate Swap Maturing 4/04/2035	2.80% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	4/02/2025	2.80	245,300	(713)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at October 31, 2024: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 4/04/2035	2.76% (Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	4/02/2025	2.76%	2,336,500	$(6,158)
Interest Rate Swap Maturing 4/04/2035	2.80% (Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	4/02/2025	2.80	2,336,500	(6,793)
Total Written OTC Call Swaptions Contracts (Premiums Received $60,792)							$(21,670)

Written Put Interest Rate Swaption Contracts outstanding at October 31, 2024: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 12/27/2026	1-Day USD SOFR (Annually)	4.00% (Annually)	Goldman Sachs	12/24/2024	4.00%	USD	550,000	$(1,470)
Interest Rate Swap Maturing 4/01/2035	1-Day USD SOFR (Annually)	3.76% (Annually)	Goldman Sachs	3/28/2025	3.76	USD	245,100	(5,483)
Interest Rate Swap Maturing 4/01/2035	1-Day USD SOFR (Annually)	3.76% (Annually)	JPMorgan Chase	3/28/2025	3.76	USD	2,334,000	(52,213)
Interest Rate Swap Maturing 4/04/2035	1-Day USD SOFR (Annually)	3.80% (Annually)	Goldman Sachs	4/02/2025	3.80	USD	490,600	(10,750)
Interest Rate Swap Maturing 4/04/2035	1-Day USD SOFR (Annually)	3.80% (Annually)	JPMorgan Chase	4/02/2025	3.80	USD	4,673,000	(102,397)
Total Written OTC Put Swaptions Contracts (Premiums Received $76,179)								$(172,313)
Written Call Credit Default Swaption Contracts outstanding at October 31, 2024:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2029	Bank of America	1	EUR	181,000	387.50	11/20/2024	$(220)
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2029	Bank of America	1	EUR	181,000	362.50	11/20/2024	(331)
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2029	Morgan Stanley	1	EUR	179,000	400.00	11/20/2024	(185)
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 12/20/2029	Morgan Stanley	1	EUR	179,000	400.00	11/20/2024	(185)
Total Written OTC Call Credit Default Swaption Contracts (Premiums Received $1,491)							$(921)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at October 31, 2024: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.68% (Quarterly)	3M CZK PRBOR (Quarterly)	3/20/2025	CZK	6,582,000	$(7,440)	$—	$(7,440)
5.14% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/20/2025	PLN	456,000	(2,946)	—	(2,946)
8.15% (Quarterly)	3M ZAR JIBAR (Quarterly)	5/07/2026	ZAR	2,807,000	(1,101)	—	(1,101)
7.97% (Quarterly)	3M ZAR JIBAR (Quarterly)	6/06/2026	ZAR	1,979,000	(597)	—	(597)
28-Day MXN-TIIE-BANXICO (Monthly)	10.76% (Monthly)	6/11/2026	MXN	1,181,000	755	—	755
28-Day MXN-TIIE-BANXICO (Monthly)	9.81% (Monthly)	10/20/2026	MXN	2,410,000	(39)	—	(39)
28-Day MXN-TIIE-BANXICO (Monthly)	9.41% (Monthly)	7/24/2029	MXN	1,309,000	(324)	—	(324)
28-Day MXN-TIIE-BANXICO (Monthly)	9.49% (Monthly)	10/19/2029	MXN	1,383,000	(84)	—	(84)
28-Day MXN-TIIE-BANXICO (Monthly)	9.47% (Monthly)	10/19/2029	MXN	905,620	(92)	—	(92)
28-Day MXN-TIIE-BANXICO (Monthly)	9.39% (Monthly)	10/25/2029	MXN	1,105,580	(278)	—	(278)
3.38% (Annually)	1-Day USD SOFR (Annually)	10/09/2034	USD	340,500	11,511	—	11,511
1-Day UK Retail Price Index (At Maturity)	3.57% (At Maturity)	10/15/2034	GBP	757,693	(5,264)	—	(5,264)
1-Day UK Retail Price Index (At Maturity)	3.61% (At Maturity)	10/15/2034	GBP	382,654	(813)	—	(813)
1-Day UK Retail Price Index (At Maturity)	3.62% (At Maturity)	10/15/2034	GBP	382,653	(492)	—	(492)
2.01% (At Maturity)	1-Day EUR CPTFE (At Maturity)	10/15/2034	EUR	1,367,217	(5,788)	—	(5,788)
2.06% (At Maturity)	1-Day EUR CPTFE (At Maturity)	10/15/2034	EUR	458,783	(3,805)	—	(3,805)
2.49% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/19/2054	EUR	793,980	(63,013)	—	(63,013)
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/20/2054	EUR	1,547,980	(130,031)	—	(130,031)
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/01/2054	EUR	395,000	(33,568)	—	(33,568)
2.46% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/22/2054	EUR	166,000	(12,420)	—	(12,420)
2.54% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	4/22/2054	EUR	642,000	(61,210)	(1,310)	(59,900)
2.44% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/19/2054	EUR	158,000	(8,426)	—	(8,426)
2.41% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/20/2054	EUR	158,000	(7,223)	—	(7,223)
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	6/24/2054	EUR	108,000	5,848	—	5,848
2.30% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	9/10/2054	USD	213,000	6,569	—	6,569
2.31% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	9/10/2054	USD	212,979	6,397	—	6,397
2.28% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	9/11/2054	USD	213,010	7,403	—	7,403
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at October 31, 2024: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.29% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	9/11/2054	USD	213,011	$7,190	$—	$7,190
1-Day UK Retail Price Index (At Maturity)	3.10% (At Maturity)	9/15/2054	GBP	591,000	(33,770)	(820)	(32,950)
2.26% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	10/22/2054	EUR	270,000	(5,060)	—	(5,060)
Total					$(338,111)	$(2,130)	$(335,981)

Interest Rate Swap Contracts outstanding at October 31, 2024: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.73% (At Maturity)	1-Day COP COOVI (At Maturity)	Morgan Stanley	5/10/2025	COP	298,119,010	$38	$—	$38
9.81% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	5/10/2025	COP	445,640,990	(22)	—	(22)
1-Day BRL BZDIO (At Maturity)	10.81% (At Maturity)	BNP Paribas	7/01/2025	BRL	867,000	(1,201)	—	(1,201)
1-Day BRL BZDIO (At Maturity)	10.98% (At Maturity)	BNP Paribas	7/01/2025	BRL	544,000	(604)	—	(604)
8.62% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	11/05/2025	COP	781,128,000	(494)	—	(494)
1-Day BRL BZDIO (At Maturity)	10.12% (At Maturity)	Goldman Sachs	1/02/2026	BRL	231,260	(1,791)	—	(1,791)
10.97% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Barclays	1/04/2027	BRL	937,000	6,160	—	6,160
11.57% (At Maturity)	1-Day BRL BZDIO (At Maturity)	BNP Paribas	1/04/2027	BRL	415,000	1,699	—	1,699
1-Day BRL BZDIO (At Maturity)	9.79% (At Maturity)	BNP Paribas	1/04/2027	BRL	837,000	(10,488)	—	(10,488)
1-Day BRL BZDIO (At Maturity)	10.32% (At Maturity)	Bank of America	1/04/2027	BRL	11,480	(109)	—	(109)
Total						$(6,812)	$—	$(6,812)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2024:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Main Index Series (Pay Quarterly)	5.00%	12/20/2029	EUR	54,000	$(5,053)	$(4,730)	$(323)
Total					$(5,053)	$(4,730)	$(323)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2024: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 43 (Pay Quarterly)	3.34%	5.00%	12/20/2029	USD	9,703,480	$731,132	$699,547	$31,585
Total						$731,132	$699,547	$31,585

Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2024: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays	USD	336,000	$(710)	$226	$(936)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2029	Bank of America	USD	703,000	(21,923)	(20,082)	(1,841)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	360,000	(11,227)	(10,495)	(732)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	346,000	(9,763)	(9,573)	(190)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	12/20/2029	Barclays	USD	268,831	6,573	8,377	(1,804)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2029	Barclays	USD	82,056	4,129	4,076	53
Republic of Turkiye, 11.875%, Due: 1/15/2030 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	8,675	619	707	(88)
Republic of Turkiye, 11.88%, Due: 1/15/2030 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	95,996	6,855	7,829	(974)
Total						$(25,447)	$(18,935)	$(6,512)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Total Return Swap Contracts outstanding as of October 31, 2024: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy	5/06/2025	Goldman Sachs	USD	1,349,434	$(11,432)	$—	$(11,432)
0.00%	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy	5/06/2025	Goldman Sachs	USD	490,949	(4,156)	—	(4,156)
Total						$(15,588)	$—	$(15,588)
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$9,025,723	$—	$9,025,723
Common Stocks	262,526	—	—	262,526
Convertible Preferred Stocks	42,984	—	—	42,984
Corporate Bonds	—	88,827,805	209,605	89,037,410
Foreign Issuer Bonds	—	28,510,809	—	28,510,809
Mortgage-Backed Securities	—	171,578,492	—	171,578,492
Municipal Bonds	—	2,501,900	—	2,501,900
Term Loans	—	22,961	—	22,961
U.S. Government Obligations	—	106,171,203	—	106,171,203
Investment Companies	536,256,363	—	—	536,256,363
Short-Term Investments	86,141,355	12,613,648	—	98,755,003
Purchased Options	1,364	436,442	—	437,806
Total Assets – Investments at value	$622,704,592	$419,688,983	$209,605	$1,042,603,180
Liabilities:
Mortgage-Backed Securities	$—	$(7,422,099)	$—	$(7,422,099)
Total Liabilities – Investments at value	$—	$(7,422,099)	$—	$(7,422,099)
Net Investments	$622,704,592	$412,266,884	$209,605	$1,035,181,081

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$77,986	$—	$—	$77,986
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Forward Foreign Currency Exchange Contracts	$—	$477,350	$—	$477,350
Swap Agreements	—	802,878	—	802,878
Total Assets - Derivative Financial Instruments	$77,986	$1,280,228	$—	$1,358,214
Liabilities:
Futures Contracts	$(348,930)	$—	$—	$(348,930)
Forward Foreign Currency Exchange Contracts	—	(242,550)	—	(242,550)
Written Options	(2,199)	(207,803)	—	(210,002)
Swap Agreements	—	(462,757)	—	(462,757)
Total Liabilities - Derivative Financial Instruments	$(351,129)	$(913,110)	$—	$(1,264,239)
Net Derivative Financial Instruments	$(273,143)	$367,118	$—	$93,975
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 89.1%
Alabama – 2.1%
Alabama State Corrections Institution Finance Authority Revenue Bonds, 5.25%, 7/01/47	$500,000	$533,247
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	250,000	256,006
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)(c)	1,250,000	1,374,252
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,092,472
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	506,021
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 3.89%, 10/01/27(a)(c)	250,000	242,970
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	501,797
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)(c)	350,000	374,312
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	475,000	503,764
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	156,490
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	260,000	264,386
	Par	Value
Alabama (Continued)
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	$375,000	$391,520
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	520,742
		6,717,979
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	624,857
Arizona – 0.8%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	154,006
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	1,060,331
Chandler IDA Variable Revenue Bonds, Intel Corp. Project (AMT), 4.00%, 6/01/29(a)(b)(c)	500,000	500,111
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	248,562
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	240,869
Yuma Arizona IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center (AGC Insured), 4.00%, 8/01/49	350,000	343,073
		2,546,952
Arkansas – 0.1%
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	133,245
5.00%, 8/01/29	120,000	129,467
		262,712

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California – 6.1%
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.45%), 3.69%, 4/01/26(a)(c)	$2,000,000	$1,991,160
California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)(c)	500,000	504,334
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	472,911
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	229,894	231,804
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	583,587
California State GO Unlimited Bonds, 4.25%, 9/01/52	125,000	127,213
California State GO Unlimited Refunding Bonds, 4.00%, 8/01/38	300,000	301,019
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	211,671
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds, 5.00%, 11/01/57	100,000	104,232
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	1,250,000	951,237
	Par	Value
California (Continued)
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	$110,000	$116,068
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	312,193
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	450,000	459,242
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	1,130,000	1,180,196
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	324,915
California State School Finance Authority Charter Revenue Bonds, Fortune School of Education, 5.13%, 6/01/59(d)(e)	250,000	244,658
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	502,576
California State School Finance Authority Educational Facilities Revenue Refunding Bonds, New Designs Charter School, 5.00%, 6/01/64(d)	100,000	97,969
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	389,531

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	$500,000	$515,312
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	480,351
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	252,545
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.25%, 9/02/43	200,000	206,294
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	296,822
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	253,076
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	267,858
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	152,087
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	204,286
	Par	Value
California (Continued)
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	$250,000	$246,324
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	331,514
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	517,586
Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity, 5.00%, 5/15/47	250,000	261,565
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	984,461
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT), 5.00%, 5/15/43	500,000	515,357
Orange County Community Facilities District No. 2023-1 Special Tax Bonds, Rienda Phase 2B, 5.50%, 8/15/53	500,000	535,823
Pittsburg Public Financing Authority Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	252,352
Riverside County Redevelopment Successor Agency Tax Allocation Revenue Refunding Bonds, Series B (AGM Insured), 4.00%, 10/01/37	400,000	393,819
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	152,059
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	579,089
San Francisco Bay Area Rapid Transit District Sustainable GO Unlimited Bonds, Series C-1, 4.00%, 8/01/45	200,000	199,469

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	$250,000	$257,196
San Mateo Foster City School District GO Unlimited Bonds, Series B, 4.00%, 8/01/48	500,000	500,306
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)(c)	750,000	797,152
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	594,717
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	107,157
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	836,488
		19,797,581
Colorado – 4.0%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	487,682
Baseline Metropolitan District No. 1 Special GO Unlimited Revenue Refunding Bonds, Series A (AGC Insured), 4.00%, 12/01/46	360,000	339,879
Boulder Valley School District No. RE-2 GO Unlimited Bonds (State Aid Withholding), 4.13%, 12/01/46	660,000	660,825
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(d)	100,000	103,130
	Par	Value
Colorado (Continued)
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/26	$510,000	$519,738
5.00%, 3/15/29	590,000	625,076
5.00%, 3/15/30	310,000	330,536
5.00%, 3/15/35	590,000	617,273

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	999,943
Colorado Science and Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	251,046
Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	400,000	432,671
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,180,894
6.00%, 12/15/41	500,000	586,474
Colorado State COPS, Series A,
4.00%, 12/15/36	200,000	204,274
4.00%, 12/15/40	375,000	377,144

Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	490,202
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Intermountain Health, 5.00%, 5/15/54	350,000	368,325
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	194,469
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	325,000	365,178

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	$500,000	$516,304
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	505,713
5.00%, 12/01/40	250,000	252,076

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	180,026
Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	845,000	899,731
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	503,362
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	300,828
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/27	100,000	105,741
5.00%, 12/01/28	115,000	123,536
5.00%, 12/01/29	130,000	141,795
5.00%, 12/01/31	150,000	166,623
		12,830,494
Connecticut – 0.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	419,196
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	236,351
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	$220,000	$222,101
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/39	120,000	101,397
4.00%, 7/01/49	100,000	77,458

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	124,741
West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	265,016
		1,446,260
Delaware – 0.1%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(d)	100,000	103,783
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	256,276
5.00%, 7/01/48	100,000	100,399
		460,458
District of Columbia – 1.6%
District of Columbia Hospital Revenue Refunding Bonds, Children's Hospital, 5.00%, 7/15/44	300,000	302,345
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	547,056
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	376,633
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	95,841

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.25%, 10/01/48	$1,000,000	$1,060,685
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	280,000	264,020
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	351,176
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/46	500,000	517,264
4.00%, 10/01/51	500,000	467,364

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	578,823
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed, 5.25%, 7/15/53	450,000	486,019
		5,047,226
Florida – 4.9%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	500,069
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	781,049
Florida State Development Finance Corp., Solid Waste Disposal Variable Revenue Bonds, Waste Pro USA, Inc. (AMT), 6.13%, 7/01/26(a)(b)(c)(d)	200,000	204,953
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	308,517
	Par	Value
Florida (Continued)
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	$500,000	$502,747
5.00%, 10/01/49	500,000	509,525

Hillsborough County IDA Health System Revenue Refunding Bonds, Baycare Health System, 4.13%, 11/15/51	330,000	317,897
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,394,500
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	440,625
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	374,540
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	313,160
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	376,351
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,560
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	509,525
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	251,534
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,249
Miami-Dade County Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	325,000	350,451
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	249,992

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 5.25%, 10/01/52	$500,000	$526,974
Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	500,000	471,790
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/26(f)	275,000	254,003
0.00%, 10/01/27(f)	360,000	319,827

Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	403,492
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	547,140
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	261,276
South Broward Hospital District Revenue Bonds, South Broward Hospital District Obligated Group, 4.00%, 5/01/48	500,000	478,714
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	474,050
Tampa Bay Regional Water Supply Authority Utility System Revenue Bonds, Series A, 5.25%, 10/01/54	950,000	1,057,813
Tampa Health System Revenue Bonds, Series A, Baycare, 4.00%, 11/15/46	415,000	396,990
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/26	125,000	128,087
5.00%, 7/01/27	125,000	130,773

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	235,000	244,210
	Par	Value
Florida (Continued)

Village Community Development District No. 15 Special Assessment Revenue Bonds, 4.20%, 5/01/39(d)	$250,000	$249,301
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	518,500
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	493,022
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	433,985
		15,826,191
Georgia – 3.3%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	400,803
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	202,053
Atlanta Development Authority Tax Allocation, Westside Gulch Area Project, Series A, 5.50%, 4/01/39(d)	250,000	253,397
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	216,988
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)(c)	575,000	576,797
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	500,000	543,822

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	$200,000	$212,145
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	513,972
Geo L. Smith II Congress Authority Convention Center Hotel Revenue Bonds, 4.00%, 1/01/36	500,000	497,502
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds, 4.00%, 1/01/54	250,000	222,358
Georgia State GO Unlimited Bonds, Bidding Group 2, Series A, 4.00%, 7/01/42	1,000,000	1,026,315
Georgia State Housing & Finance Authority Revenue Bonds, Series A, 4.70%, 12/01/54	265,000	267,027
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	532,035
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	154,556
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series 2024-B, 5.00%, 3/01/32(a)(b)(c)	750,000	802,947
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/01/27(a)(b)(c)	1,125,000	1,138,121
5.00%, 9/01/31(a)(b)(c)	250,000	266,567
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	700,000	741,464
5.00%, 3/01/30(b)(c)	335,000	355,041
	Par	Value
Georgia (Continued)

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	$350,000	$348,805
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	266,496
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	159,435
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	527,049
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	261,058
		10,486,753
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	237,317
Hawaii – 0.2%
Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Sector 8 Program), 5.00%, 6/01/26(a)(b)(c)	135,000	138,350
Honolulu City & County Wastewater System Sustainable Revenue Bonds, Senior Series A, 5.25%, 7/01/54	600,000	659,453
		797,803
Idaho – 0.2%
Idaho Housing and Finance Association Single Family Mortgage Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	500,000	551,457

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois – 6.9%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	$500,000	$508,494
5.00%, 12/01/42	250,000	245,335

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	341,749
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	762,438
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	750,000	615,294
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	268,505
Chicago O'Hare International Airport Passenger Facility Charge Revenue Refunding Bonds (AMT), 5.00%, 1/01/32	500,000	500,562
Chicago O'Hare International Airport Revenue Refunding Bonds (AMT), 5.00%, 1/01/31	500,000	500,922
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/01/31	500,000	533,400
Chicago O'Hare International Airport Revenue Refunding Bonds, Series D, 5.00%, 1/01/45	500,000	538,393
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	142,127
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	709,856
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Customer Facility (BAM Insured), 5.00%, 1/01/28	220,000	233,456
	Par	Value
Illinois (Continued)

Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	$250,000	$261,794
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	246,326
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, 5.25%, 12/01/49	495,000	496,201
City of Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/27	250,000	258,071
Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	250,000	265,098
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	108,795
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	264,567
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	249,088
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	224,179
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	225,514
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	251,777
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	925,000	945,757
Illinois State GO Unlimited Bonds, 5.00%, 5/01/30	350,000	351,040

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	$250,000	$270,199
5.50%, 5/01/47	100,000	107,946
5.25%, 5/01/47	100,000	107,333

Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	266,337
Illinois State HDA MFH Variable Revenue Bonds, 6900 Crandon (FHA Insured, Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	400,000	407,557
Illinois State HDA MFH Variable Revenue Bonds, South Shore HHDC (Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	670,000	682,245
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	235,000	251,506
Illinois State Refunding GO Unlimited Bonds, 5.00%, 2/01/39	200,000	217,567
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	370,692
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	402,180
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/46	750,000	798,433
4.00%, 1/01/46	250,000	241,929
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	538,852
5.00%, 1/01/45	250,000	264,404

Macoupin Country Community Unit School District No. 7 GO Unlimited Refunding Bonds, Series D (AGM Insured), 4.00%, 12/01/26	250,000	252,426
	Par	Value
Illinois (Continued)

Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(f)	$250,000	$236,817
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion, 4.00%, 12/15/42	250,000	242,719
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	522,157
5.00%, 6/15/50	500,000	511,634

Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	146,149
Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured), 5.00%, 10/01/27	350,000	365,287
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/26	250,000	256,900
Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	398,003
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	275,000	286,517
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	249,872
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	304,720
4.00%, 12/01/39	250,000	241,729

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Springfield Illinois Electric Senior Lien Revenue Refunding Bonds, 5.00%, 3/01/29	$590,000	$592,400
Springfield Refunding GO Unlimited Bonds, 5.00%, 12/01/25	450,000	457,326
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	208,438
4.00%, 12/30/38	500,000	502,335
4.00%, 12/30/40	500,000	497,136

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	250,378
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	648,405
		22,147,266
Indiana – 1.7%
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	767,811
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(f)	900,000	782,227
0.00%, 1/15/29(f)	560,000	476,351

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	266,481
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 3.54%, 3/01/27(a)(c)	1,325,000	1,309,194
	Par	Value
Indiana (Continued)

Ips Multi-School Building Corp. Sustainable Revenue Bonds, First Mortgage (State Intercept Program), 5.00%, 7/15/44	$250,000	$267,286
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	458,848
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	211,985
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC, 5.00%, 1/01/54(d)	250,000	253,686
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC Project, 4.88%, 1/01/44(d)	250,000	255,110
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	440,000	448,158
		5,497,137
Kansas – 0.2%
City of Valley Center GO Unlimited Temporary Notes, Series 1, 4.38%, 12/01/25	485,000	485,085
Kentucky – 1.8%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	248,869
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	406,638
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	160,544
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	250,286

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	$200,000	$185,212
5.00%, 5/15/46	100,000	83,052

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	303,332
Kentucky State Interlocal School Transportation Association Equipment Lease COPS (State Intercept Program), 4.00%, 3/01/29	295,000	300,837
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	775,000	841,613
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,387,421
Owen County Water Facilities Variable Revenue Refunding Bonds, American Water Company Project, 3.88%, 9/01/28(a)(b)(c)	500,000	499,048
Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	1,003,513
		5,670,365
Louisiana – 0.9%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	446,068
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/26	215,000	220,988
	Par	Value
Louisiana (Continued)
Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	$400,000	$415,898
Louisiana State offshore Terminal Authority Deepwater Port Variable Revenue Refunding bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	300,000	301,167
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/26	400,000	403,489
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	200,000	216,831
New Orleans Aviation Board Revenue Bonds, Series B (AMT), 5.00%, 1/01/30	520,000	520,817
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 4.05%, 7/01/26(a)(b)(c)	250,000	251,700
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	122,495
		2,899,453
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	225,323

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maine (Continued)
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(g)	$30,000	$31,541
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	647,127
		903,991
Maryland – 2.3%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	500,252
Baltimore County GO Unlimited Bonds, 4.00%, 3/01/42	1,000,000	994,562
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	510,842
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	500,000	510,695
5.25%, 6/30/55	1,000,000	1,039,617

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	511,355
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	151,633
	Par	Value
Maryland (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	$400,000	$412,955
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	874,168
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	289,148
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	109,374
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	442,864
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	714,011
Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	250,000	181,072
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	216,517
		7,459,065

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts – 0.9%
Massachusetts Educational Financing Authority Senior Revenue Bonds, Series B (AMT), 5.00%, 7/01/28	$280,000	$294,266
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	501,246
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/26	240,000	236,335
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	251,082
Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 3.84%, 1/29/26(a)(c)(d)	1,000,000	996,178
Massachusetts State Port Authority Revenue Bonds, Series B (AMT), 4.00%, 7/01/46	250,000	231,047
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	381,107
		2,891,261
Michigan – 2.5%
Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,938
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	241,478
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	525,000	546,879
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	140,000	137,976
	Par	Value
Michigan (Continued)
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Mercy, 5.63%, 11/01/52	$300,000	$310,593
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds, 4.50%, 10/01/29	250,000	250,514
Michigan State Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	352,713
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	515,000	518,626
4.00%, 12/01/40	500,000	492,217

Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 3.99%, 4/15/27(a)(c)	1,500,000	1,491,080
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Senior, 5.00%, 11/15/47	420,000	425,395
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 3.35%, 10/01/27(a)(b)(c)	1,000,000	993,877
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	100,147
Michigan State Trunk Line Fund Revenue Bonds, 4.00%, 11/15/46	250,000	245,841
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,121,514

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	$500,000	$536,654
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	309,045
		8,126,487
Minnesota – 1.1%
Brainerd Independent School Building District No. 181 GO Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/01/39	500,000	502,342
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	246,520
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	219,326
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	591,975
Minnesota State Agricultural & Economic Development Board Revenue Bonds, HealthPartners Obligated Group, 5.25%, 1/01/54	300,000	322,404
Saint Paul Housing & Redevelopment Authority Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, 5.00%, 7/01/31	1,635,000	1,646,803
		3,529,370
Mississippi – 0.1%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	274,320
	Par	Value
Missouri – 1.2%
Central Southwest Community College District COPS,
5.00%, 3/01/26	$225,000	$230,262
5.00%, 3/01/27	225,000	234,888

Kansas City IDA Economic Activity Tax Revenue Bonds, Historic Northeast Redevelopment Plan, 5.00%, 6/01/46(d)	200,000	197,506
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	970,000	712,632
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/30	250,000	256,631
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	201,478
5.00%, 2/15/27	215,000	221,020
5.00%, 2/15/28	250,000	260,177

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	198,833
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, 5.00%, 5/01/28(a)(b)(c)	500,000	531,216
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	485,711
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	500,110
		4,030,464

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nebraska – 0.7%
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 3.77%, 9/01/26(a)(c)	$730,000	$725,869
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	605,468
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	500,000	507,519
Gretna COPS, 5.00%, 12/15/25	500,000	500,908
		2,339,764
Nevada – 0.8%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	218,367
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	516,855
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	257,958
4.00%, 7/01/49	150,000	140,281

Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,058,750
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	95,000	78,286
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	247,167
		2,517,664
	Par	Value
New Hampshire – 0.4%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	$857,467	$856,633
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	184,447
New Hampshire State Health & Educational Facilities Authority Revenue Bonds, Dartmouth Hitchcock Obligated Group, 4.00%, 8/01/43	250,000	234,865
		1,275,945
New Jersey – 1.7%
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	189,991
5.13%, 6/15/43	350,000	349,979

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	242,682
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	100,000	100,074
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	257,106
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	118,743
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	248,090
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	302,847

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	$775,000	$681,456
New Jersey State GO Unlimited Bonds, 2.00%, 6/01/37	1,175,000	867,507
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,068,437
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	245,480
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	531,785
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	178,576
		5,382,753
New York – 6.8%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	476,378
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	239,522
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	196,560
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	300,000	312,715
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	238,395
	Par	Value
New York (Continued)
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	$300,000	$288,508
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	262,179
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	271,079
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	500,000	545,779
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,022,796
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C-S, 5.00%, 5/01/50	500,000	536,776
New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	290,594
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025, 5.50%, 5/01/52	250,000	279,956
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	275,173
New York GO Unlimited Bonds, Series C, 5.25%, 3/01/53	1,000,000	1,088,242
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	261,495
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	605,551

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, White Plains Hospital Obligated Group, 5.25%, 10/01/49	$100,000	$106,101
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	277,970
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	1,000,000	1,081,987
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	425,870
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	250,000	268,146
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	500,000	451,245
New York State Dormitory Authority Sales Tax Revenue Bonds, Bidding Group 3, Series A, 5.00%, 3/15/56	500,000	535,394
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	251,885
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	325,000	312,675
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	441,230
	Par	Value
New York (Continued)
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	$500,000	$500,145
5.38%, 11/15/40(d)	150,000	150,035

New York State Power Authority Revenue Refunding Bonds, Series A, 4.00%, 11/15/45	500,000	493,103
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., 4.00%, 10/01/30	1,500,000	1,501,839
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	520,448
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), Sustainable Bonds, 5.00%, 6/30/49	250,000	256,970
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal, 5.63%, 4/01/40	250,000	268,398
New York State Transportation Development Corp., Special Facilities Revenue Bonds, Delta Air Lines, Inc. (AMT), 5.00%, 1/01/30	345,000	355,798
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport,
5.25%, 12/31/54(e)	325,000	342,510

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport,
5.50%, 12/31/60(e)	$335,000	$354,209

New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	265,776
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	262,867
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	506,822
5.00%, 3/15/41	250,000	267,035

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	496,600
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	254,191
Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	250,000	251,352
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	855,931
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	492,237
	Par	Value
New York (Continued)

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	$600,000	$642,815
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	265,958
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Sustainable Revenue Refunding Bonds, 5.00%, 11/15/31	500,000	566,665
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-1, 5.25%, 5/15/64	125,000	135,949
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-2, 5.25%, 5/15/64	500,000	539,965
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	101,004
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	99,574
		22,092,397
North Carolina – 2.7%
Charlotte Water & Sewer System Revenue Bonds, 5.00%, 7/01/54	1,000,000	1,083,461
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	803,724
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	266,354
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,074,034
Macon County Limited Obligation Revenue Bonds, 4.00%, 10/01/44	525,000	516,364

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/26	$275,000	$280,988
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	304,991
5.00%, 10/01/34	250,000	252,129

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	199,019
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	177,582
4.00%, 9/01/34	185,000	181,849

North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement House, 3.75%, 10/01/28	525,000	525,999
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	99,586
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	425,000	380,477
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	516,896
	Par	Value
North Carolina (Continued)

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway System (AGM Insured), 5.00%, 1/01/58	$1,000,000	$1,051,039
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	571,216
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	493,777
		8,779,485
North Dakota – 0.2%
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	125,000	134,115
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	511,190
		645,305
Ohio – 2.1%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	360,792
5.00%, 11/15/27	370,000	386,776

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	812,650
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	179,115
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project,
5.00%, 7/01/26	125,000	128,499
5.00%, 7/01/27	125,000	130,762
5.00%, 7/01/28	155,000	164,692

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	$250,000	$204,406
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	491,527
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	350,000	354,414
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	171,497
5.00%, 12/01/36	305,000	306,508

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	287,698
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	81,935
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	251,175
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	479,740
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	48,936
	Par	Value
Ohio (Continued)

Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	$250,000	$253,405
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	927,971
Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	100,861
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	437,224
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	149,182
Port of Greater Cincinnati Development Authority Subordinate Revenue Refunding Bonds, Duke Energy Convention Center Project (AGM Insured), 4.38%, 12/01/58	100,000	99,998
		6,809,763
Oklahoma – 1.7%
Comanche County Hospital Authority Revenue Refunding Bonds, 5.00%, 7/01/29	570,000	570,092
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	250,000	244,395
Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	153,534
Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	500,000	546,646

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma (Continued)
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	$8,975	$494
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	33,866
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,025,706
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	521,015
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	293,627
Payne County Economic Development Authority Educational Facilities Lease Revenue Bonds, Stillwater Public Schools Project, 5.00%, 9/01/28	410,000	438,083
Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	720,000	780,685
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	505,122
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	458,510
		5,571,775
Oregon – 1.0%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	519,839
	Par	Value
Oregon (Continued)
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp. Project, 3.80%, 6/15/28(a)(b)(c)	$500,000	$504,135
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	300,000	318,024
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	504,203
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	172,654
4.00%, 12/01/27	240,000	245,579

Port of Portland Airport Revenue Refunding Bonds, Series Thirty B (AMT), 5.00%, 7/01/27	500,000	519,196
Port of Portland Airport Sustainable Revenue Bonds, Series Thirty (AMT), 5.25%, 7/01/49	250,000	268,768
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	263,170
		3,315,568
Pennsylvania – 4.5%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	258,318
Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	509,647
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	767,892
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	303,219

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	$500,000	$479,376
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	168,810
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
4.00%, 2/15/39	250,000	245,539
4.00%, 2/15/47	500,000	472,497

Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System Obligation, 4.00%, 4/01/39	340,000	337,259
Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	470,000	496,866
Lancaster Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Garden Spot Village Project, 5.00%, 5/01/30	200,000	214,964
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	353,554
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	674,017
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,541,721
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	527,819
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	$575,000	$619,114
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	480,478
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	237,709
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	585,000	579,873
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 9/01/39	500,000	501,315
5.00%, 9/01/45	250,000	250,463

Pennsylvania State Turnpike Commission Revenue Bonds, Subseries A-1, 5.00%, 12/01/43	250,000	250,293
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	270,918
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	337,380
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	475,000	490,242
5.00%, 7/01/33	400,000	410,777
5.00%, 7/01/35	155,000	158,670

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	$250,000	$241,563
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	500,000	500,195
4.00%, 9/01/40	500,000	495,999

Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	250,000	252,226
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	310,829
5.00%, 5/01/28	215,000	225,812

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	270,449
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/25	115,000	114,539
4.00%, 11/15/26	125,000	124,089
4.00%, 11/15/27	130,000	128,805
		14,603,236
Puerto Rico – 1.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	263,784
Puerto Rico Commonwealth Notes,
2.34%, 11/01/43(c)(h)	19,776	12,731
1.59%, 11/01/51(c)(h)	402,046	262,837
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/27	309,847	322,443
5.63%, 7/01/29	1,058,875	1,139,085
5.75%, 7/01/31	57,185	63,039
4.00%, 7/01/33	54,226	53,422
	Par	Value
Puerto Rico (Continued)
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
4.00%, 7/01/35	$48,742	$47,800
4.00%, 7/01/37	106,285	103,104
4.00%, 7/01/41	56,878	53,652

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(f)	69,785	47,627
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	918,000	910,149
5.00%, 7/01/58	157,000	157,304

Puerto Rico Sales Tax Financing Corp., Revenue CABS, Series A-1, Restructured Bonds, 0.00%, 7/01/33(f)	500,000	348,696
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(f)	225,000	202,686
0.00%, 7/01/46(f)	875,000	285,747
		4,274,106
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	525,324
South Carolina – 0.5%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(f)	409,302	243,322
0.00%, 1/01/42(f)	228,148	67,631
0.00%, 7/22/51(f)	264,657	36,521

South Carolina State Jobs EDA Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, 5.00%, 11/15/31	280,000	293,129

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Carolina (Continued)

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	$400,000	$412,368
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	278,482
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	353,245
		1,684,698
South Dakota – 0.4%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	375,000	378,848
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health,
4.25%, 7/01/49	475,000	467,360
5.25%, 7/01/54	425,000	462,169
		1,308,377
Tennessee – 1.1%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	250,000	269,625
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	406,955
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, The Vanderbilt University, 4.00%, 10/01/54	590,000	575,142
	Par	Value
Tennessee (Continued)
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	$600,000	$615,801
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,037,815
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	500,000	504,155
		3,409,493
Texas – 9.3%
Arlington Higher Education Finance Corp., Education Revenue Bonds, Leadership Prep School (PSF, Gtd), 4.13%, 6/15/54	475,000	459,322
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	528,924
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	629,934
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44	500,000	538,461
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	188,765
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	516,288
City of Greenville GO Limited Bonds (AGM Insured), 4.25%, 2/15/54	500,000	491,241
Clifton Higher Educational Finance Corp. Revenue Refunding Bonds, Idea Public School (PSF, Gtd), 4.00%, 8/15/44	1,000,000	969,415

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Clifton Higher Educational Finance Corp. Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd), 4.13%, 8/15/49	$200,000	$193,885
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Series B, 4.00%, 12/01/51	500,000	480,260
Dallas Refunding GO Limited Bonds, Series B (AGM Insured), 4.00%, 2/15/43	415,000	407,148
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(d)	250,000	250,726
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B, 5.00%, 11/01/25	400,000	407,764
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	280,917
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	388,589
Fort Bend Independent School District Refunding GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/15/31	500,000	561,331
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	820,000	771,320
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	255,268
Greater Texoma Utility Authority Contract Revenue Bonds, City of Sherman Project (AGM Insured), 4.25%, 10/01/53	565,000	551,017
	Par	Value
Texas (Continued)
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	$350,000	$381,850
4.00%, 10/01/43	250,000	242,140

Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Memorial Hermann Health System, 5.00%, 7/01/29	255,000	276,924
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Texas Children's Hospital, 5.00%, 10/01/31(a)(b)(c)	615,000	685,112
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	570,000	606,848
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	349,876
Harris County Flood Control District GO Limited Bonds, Sustainability Bond, Series A, 4.00%, 9/15/43	250,000	245,094
Harris County Toll Road First Lien Revenue Bonds, Series A, 4.00%, 8/15/54	1,225,000	1,157,394
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds, Series B (AGC Insured), 5.00%, 11/15/43(e)	225,000	239,632
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	178,866
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	127,716

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	$400,000	$431,177
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	536,162
Katy Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/31	295,000	295,426
Katy Independent School District Variable GO Unlimited Bonds, Series C (PSF, Gtd), 4.00%, 8/15/26(a)(b)(c)	1,000,000	1,013,652
Kermit Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/26	325,000	332,978
Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	730,000	631,219
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	500,000	521,917
Midland Independent School District GO Unlimited Bonds (PSF, Gtd),
5.00%, 2/15/50	500,000	517,152
4.00%, 2/15/54	125,000	120,592

Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	503,186
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	93,429
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	254,794
	Par	Value
Texas (Continued)

Northside Independent School District Variable Refunding GO Unlimited Bonds, Series B (PSF, Gtd), 3.45%, 8/01/27(a)(b)(c)	$500,000	$502,858
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	445,978
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,006
Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	300,000	298,883
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	360,511
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	318,911
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	263,003
San Antonio Electric & Gas Revenue Refunding Bonds, Series D, 5.25%, 2/01/54	500,000	545,453
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	518,274
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	487,268
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	253,923
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,100,000	1,114,986

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	$750,000	$738,416
Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	1,000,000	1,071,850
Texas State Transportation Commission Central Texas Turnpike System Revenue Refunding Bonds, Series C, Second Tier, 5.00%, 8/15/31	500,000	554,166
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	101,718
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(f)	480,000	399,978
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	519,093
Texas Transportation Commission Central Turnpike System Variable Revenue Refunding Bonds, Series B, First Tier, 5.00%, 8/15/30(a)(b)(c)	1,000,000	1,067,933
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	264,688
Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49	500,000	479,891
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	251,536
		29,873,034
Utah – 0.9%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(d)	100,000	102,438
	Par	Value
Utah (Continued)
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	$925,000	$938,268
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/51	1,000,000	1,026,912
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	477,726
Utah Municipal Power Agency Power Supply System Revenue Bonds, Series B, 5.00%, 7/01/38	500,000	511,785
		3,057,129
Virginia – 2.9%
Arlington County IDA Hospital Facilities Revenue Refunding Bonds, Virginia Hospital Center, 3.75%, 7/01/50	500,000	456,033
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,017,737
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	533,393
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	1,000,000	710,423
Fairfax County IDA Health Care Revenue Bonds, Inova Health System Project, 4.13%, 5/15/54	340,000	332,982
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	243,639
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	498,887

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Hampton Roads Transportation Accountability Commission Senior Lien Revenue Bonds, Series A, 5.00%, 7/01/54	$250,000	$267,526
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	560,000	564,494
Virginia Housing Development Authority Variable Revenue Bonds, Series F, 3.63%, 4/01/26(a)(b)(c)(e)	200,000	199,984
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	914,555
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	274,607
4.00%, 1/01/37	660,000	645,579
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	910,000	952,892
4.00%, 7/01/39	240,000	231,985
4.00%, 1/01/40	280,000	267,549
4.00%, 1/01/48	225,000	202,533

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes, 5.00%, 12/31/57	1,000,000	1,029,039
		9,343,837
Washington – 2.9%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,515,676
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	570,708
	Par	Value
Washington (Continued)
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	$250,000	$258,429
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	512,073
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	258,835
Port of Seattle Intermediate Lien Revenue Refunding Bonds, Series B (AMT),
5.25%, 7/01/43	315,000	338,439
5.25%, 7/01/44	365,000	390,925

Port of Seattle Washington Limited Tax Obligation Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	341,060
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	474,750
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	490,897
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	512,220
5.00%, 12/01/28	440,000	449,615

Washington State GO Unlimited Bonds, Series B, 5.00%, 2/01/40	500,000	501,249
Washington State GO Unlimited Bonds, Series C, 5.00%, 2/01/40	1,000,000	1,067,442
Washington State Health Care Facilities Authority Revenue Bonds, Seattle Cancer Care Alliance, 4.00%, 12/01/40(d)	350,000	340,105
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	490,606

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	$250,000	$227,277
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	400,000	424,999
Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	290,474
		9,455,779
West Virginia – 0.4%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)(c)	750,000	743,997
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	497,475
		1,241,472
Wisconsin – 2.4%
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,000,451
Milwaukee GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/31	500,000	549,401
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	491,890
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	95,235
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	497,704
	Par	Value
Wisconsin (Continued)
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/49	$150,000	$150,251

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	358,819
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	499,025
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	268,346
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	252,407
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, 4.00%, 10/01/30(a)(b)(c)	370,000	375,250
Public Financial Authority Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	485,835
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(f)	250,000	95,941
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Forensic Science & Protective Medicine Collaboration Project, 5.00%, 8/01/27(d)	500,000	510,541
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Unitypoint Health, 5.00%, 12/01/28	590,000	590,425
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.00%, 8/15/27	100,000	99,407
4.00%, 8/15/31	375,000	369,441

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	$290,000	$279,994
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	239,150
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	350,000	338,754
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Thedacare Inc., 4.00%, 12/15/49	350,000	323,228
		7,871,495
Wyoming – 0.2%
Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	500,043
Total Municipal Bonds (Cost $296,101,753)		287,426,746

	Par/Number of Shares
Short-Term Investments – 10.1%
Money Market Fund – 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(i)	5,354,128	5,354,128
Municipal – 8.5%
Atlantic City Board of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	350,000	350,751
	Par/Number of Shares	Value
Municipal (Continued)
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 07/01/25	2,320,000	2,332,591

California State Pollution Control Financing Authority Solid Waste Disposal Revenue Refunding Bonds, Series A1 (AMT), Waste Management, Inc., 3.38%, 7/01/25	1,500,000	$1,497,966

Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured, Housing & Urban Development Sector 8 Program), 2.88%, 8/01/25(a)(b)(c)	500,000	495,471

Clayton Town NANS, Series B, 2.00%, 6/01/25	225,000	221,317

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured), 5.00%, 3/15/25	485,000	486,819

Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	629,662

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	500,634

Danbury GO Unlimited BANS, Series B, 5.00%, 2/24/25(d)	1,000,000	1,003,895

Delaware Valley Regional Finance Authority Variable Revenue Bonds, Series B (TD Bank LOC), 3.00%, 11/01/24(a)(c)(h)	500,000	500,000

Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.00%, 11/15/24	500,000	500,202

Dodge City GO Unlimited Temporary Notes, Series 2023-1, 4.13%, 9/01/25	1,000,000	1,000,491

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Illinois State GO Unlimited Bonds, 5.50%, 5/01/25	45,000	$45,428

Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 4.24%, 5/15/25(a)(c)	500,000	500,327

Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(f)	95,000	92,679

Indiana Bond Bank Revenue CABS, Hamilton Co., Projects, 0.00%, 7/15/25(f)	450,000	437,777

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	500,000	501,133

Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	230,000

Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	550,358
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/25	575,000	581,543

Lowville GO Limited BANS, 5.38%, 8/21/25	1,000,000	1,003,546

Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/02/24(a)(b)(c)	100,000	100,037
	Par/Number of Shares	Value
Municipal (Continued)

Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	1,070,000	1,070,932

Maryland State Community Development Administration Housing Revenue Bonds, Series I, Rosemont L.P., 4.38%, 1/01/25(d)	1,000,000	$999,348
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Emerson College, 5.00%, 01/01/25	1,250,000	1,252,967

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/25	235,000	233,430

Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	980,960

Monroe School District GO Unlimited Refunding Bonds (AGM Insured), 5.00%, 3/01/25	300,000	301,482

MTA, New York Transportation Variable Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 3.67%, 2/01/25(a)(c)	1,000,000	998,741

Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	500,219

Newark GO Limited BANS, 4.50%, 3/20/25	500,000	500,823

Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(f)	250,000	243,686

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/25	240,000	$241,406

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	249,661

Oil City GO Unlimited Bonds, Series A (AGM Insured), 4.00%, 12/01/24	150,000	150,035

Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/25(f)	125,000	120,238

Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	974,790

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 5.00%, 4/15/25	200,000	201,412

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	245,000	241,286

Pima County IDA Education Revenue Refunding Bonds, Series A, 4.00%, 12/15/24(d)	140,000	139,792

Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	438,519

Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	400,000	400,971

Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1, 5.38%, 7/01/25	80,086	80,939
	Par/Number of Shares	Value
Municipal (Continued)

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	$530,564

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Anmed Health Project, 5.00%, 2/01/25	1,000,000	1,002,817

Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Bonds, Baylor Health Care System Project (TD Bank LOC), 3.00%, 11/02/24(a)(c)(h)	500,000	500,000

West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/24	115,000	114,976

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds, Appalachian Power Company-Amos Project, 3.75%, 6/01/25(a)(b)(c)	500,000	499,993

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	855,000	855,716
		27,388,330
Total Short-Term Investments (Cost $32,891,172)		32,742,458
Total Investments – 99.2% (Cost $328,992,925)		320,169,204
Other Assets less Liabilities – 0.8%		2,433,636
NET ASSETS – 100.0%		$322,602,840

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of October 31, 2024 is disclosed.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total value of $13,859,176 or 4.30% of net assets.
(e)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2024.
(f)	Zero coupon bond.
(g)	Maturity date represents the prerefunded date.
(h)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(i)	7-day current yield as of October 31, 2024 is disclosed.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HHDC	Hispanic Housing Development Corporation
IBC	Insured Bond Certificates
IDA	Industrial Development Association
L.P.	Limited Partnership
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
Q-SBLF	Qualified School Band Loan Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRB	Tax Revenue Bonds

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$287,426,746	$—	$287,426,746
Short-Term Investments	5,354,128	27,388,330	—	32,742,458
Total Investments	$5,354,128	$314,815,076	$—	$320,169,204
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 13.2%
Consumer Services – 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-8A, Class A, 6.02%, 2/20/30(a)	$306,000	$316,520
Series 2024-1A, Class A, 5.36%, 6/20/30(a)	125,000	126,384
		442,904
Other – 12.8%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)	696,208	671,258
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 6.72%, 3/01/32(a)(b)	213,797	214,185
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	892,411	839,975

American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31	390,000	401,127
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	469,793
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 7.06%, 3/22/35(a)(b)	250,000	251,925
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 7.21%, 7/15/35(a)(b)	419,000	424,914
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 7.08%, 10/15/35(a)(b)	451,000	455,802
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class D, (3M CME Term SOFR + 5.56%, 5.30% Floor), 10.22%, 10/15/31(a)(b)	764,000	769,094
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31	559,000	560,234
	Par	Value
Other (Continued)

Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	$412,000	$387,273
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	95,798
Diamond Issuer LLC, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	251,602
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	31,739	31,014
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	85,002	82,397
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	38,786	37,828
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	138,133	133,352

Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 6/20/31(a)	100,000	99,400
Ford Credit Floorplan Master Owner Trust,
Series 2024-2, Class A, 5.24%, 4/15/31(a)	374,000	382,116
Series 2024-4, Class A, 4.40%, 9/15/31(a)	197,000	193,062

Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M CME Term SOFR + 1.81%, 1.55% Floor), 6.47%, 10/15/33(a)(b)	954,000	959,085
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/36(a)	527,000	531,172
GMF Floorplan Owner Revolving Trust, Series 2024-2A, Class A, 5.06%, 3/15/31(a)	342,000	345,341
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	299,327	288,462
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	205,830	195,338
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	125,237	122,012

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	$333,239	$322,195
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	755,912	718,665
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	879,365	832,191

Golub Capital Partners CLO 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 6.43%, 4/20/37(a)(b)	343,000	344,473
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	115,735
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M CME Term SOFR + 8.01%, 7.75% Floor), 12.64%, 4/22/33(a)(b)	970,000	970,000
M&T Equipment, Series 2023-1A, Class A4, 5.75%, 7/15/30(a)	100,000	101,436
MMAF Equipment Finance LLC,
Series 2020-A, Class A5, 1.56%, 10/09/42(a)	100,000	91,793
Series 2024-A, Class A4, 5.10%, 7/13/49(a)	132,000	133,397
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)	289,690	278,178
Series 2021-1A, Class B, 3.91%, 4/22/31(a)	175,069	169,387
Progress Residential Trust,
Series 2021-SFR11, Class A, 2.28%, 1/17/39(a)	121,246	109,532
Series 2021-SFR7, Class A, 1.69%, 8/17/40(a)	112,381	100,192
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	131,000	119,712
Series 2024-SFR4, Class A, 3.10%, 7/17/41(a)	602,000	551,439
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)	105,000	95,205
	Par	Value
Other (Continued)

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	$181,464	$166,610
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A, 5.63%, 7/20/51(a)	99,023	98,964
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A, 5.16%, 11/25/36(a)	409,000	416,746
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	232,806	221,149
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	208,131	192,088
Verizon Master Trust,
Series 2024-2, Class A, 4.83%, 12/22/31(a)	715,000	722,239
Series 2024-7, Class A, 4.35%, 8/20/32(a)	233,000	229,495

WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	77,890	67,362
		16,361,742
Specialty Finance – 0.1%
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(a)	93,454	94,779
Total Asset-Backed Securities (Cost $17,122,901)		16,899,425

	Number of Shares
Common Stocks – 1.1%
Real Estate Services – 0.2%
Copper Property CTL Pass Through Trust	25,536	287,280
Telecommunications – 0.1%
Windstream Corp.(c)*	3,665	65,970
Transportation & Logistics – 0.8%
PHI Group, Inc.*	44,387	1,065,288
Total Common Stocks (Cost $1,040,620)		1,418,538

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Corporate Bonds – 4.6%
Asset Management – 0.8%
Blue Owl Credit Income Corp., 7.95%, 6/13/28	$468,000	$493,550
HPS Corporate Lending Fund, 6.75%, 1/30/29(a)	207,000	211,160
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(a)	313,000	331,728
		1,036,438
Commercial Support Services – 0.1%
VT Topco, Inc., 8.50%, 8/15/30(a)	100,000	105,245
Electric Utilities – 1.2%
Consumers 2023 Securitization Funding LLC, 5.21%, 9/01/30	197,000	199,787
DTE Electric Securitization Funding II LLC, 5.97%, 3/01/32	240,303	250,053
PG&E Recovery Funding LLC,
5.05%, 7/15/32	295,959	298,756
4.84%, 6/01/33(d)	324,000	324,644

Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/01/34(a)	86,956	84,716
Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	424,000	427,227
		1,585,183
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	391,678	400,527
Health Care Facilities & Services – 0.3%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	359,000	382,031
Real Estate Investment Trusts – 0.7%
American Tower Trust #1, 5.49%, 3/15/28(a)	685,000	692,653
SBA Tower Trust,
1.63%, 11/15/26(a)	117,000	108,969
2.33%, 1/15/28(a)	151,000	137,670
		939,292
Specialty Finance – 0.6%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	761,000	719,288
	Par	Value
Telecommunications – 0.6%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	$381,000	$361,514
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	137,000	136,707
6.00%, 1/15/30(a)	214,000	209,423
		707,644
Total Corporate Bonds (Cost $5,806,304)		5,875,648

Mortgage-Backed Securities – 20.7%
Commercial Mortgage-Backed Securities – 2.4%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	484,522
BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.57%, 11/15/57	126,000	128,522
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 6.92%, 9/15/36(a)(b)	242,000	240,851
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 7.32%, 9/15/36(a)(b)	370,000	368,613

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	379,457
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M CME Term SOFR + 1.95%, 1.90% Floor), 6.75%, 5/15/38(a)(b)	616,000	614,845
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	407,000	372,171
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	127,000	126,471
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	383,037
		3,098,489

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation – 9.4%
Multifamily Structured Pass Through Certificates,
Series K089, Class A2, 3.56%, 1/25/29	$239,000	$230,600
Series K091, Class A2, 3.51%, 3/25/29	215,000	206,334
Series K092, Class A2, 3.30%, 4/25/29	100,000	95,048
Series K093, Class A2, 2.98%, 5/25/29	100,000	93,839
Series K094, Class A2, 2.90%, 6/25/29	532,000	496,270
Series K095, Class A2, 2.79%, 6/25/29	725,000	672,865
Series K096, Class A2, 2.52%, 7/25/29	774,000	708,753
Series K097, Class A2, 2.51%, 7/25/29	359,000	328,227
Series K099, Class A2, 2.60%, 9/25/29	155,000	141,974
Series K101, Class A2, 2.52%, 10/25/29	404,000	368,048
Series K102, Class A2, 2.54%, 10/25/29	271,000	247,068
Series K103, Class A2, 2.65%, 11/25/29	382,000	349,549
Series K104, Class A2, 2.25%, 1/25/30	118,000	105,733
Series K105, Class A2, 1.87%, 1/25/30	100,000	87,772
Series K106, Class A2, 2.07%, 1/25/30	100,000	88,672
Series K107, Class A2, 1.64%, 1/25/30	100,000	86,808
Series K108, Class A2, 1.52%, 3/25/30	100,000	85,943
Series K109, Class A2, 1.56%, 4/25/30	151,000	129,530
Series K111, Class A2, 1.35%, 5/25/30	100,000	84,583
Series K114, Class A2, 1.37%, 6/25/30	100,000	84,228
Series K116, Class A2, 1.38%, 7/25/30	100,000	84,186
Series K117, Class A2, 1.41%, 8/25/30	493,000	414,389
Series K120, Class A2, 1.50%, 10/25/30	140,000	117,621
Series K151, Class A3, 3.51%, 4/25/30	183,000	173,139
Series K751, Class A2, 4.41%, 3/25/30	504,000	498,942
Series K752, Class A2, 4.28%, 7/25/30	136,000	133,601
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K754, Class A2, 4.94%, 11/25/30	$545,000	$552,516
Pool,
1.50%, 11/01/35 - 1/01/42	3,928,864	3,318,257
1.00%, 7/01/36 - 10/01/36	167,922	144,174
4.00%, 10/01/40 - 11/01/40	186,842	178,005
2.00%, 12/01/40 - 8/01/42	676,339	568,603
(2.13% - 30D Average SOFR, 2.13% Floor, 6.67% Cap), 1.67%, 9/01/51(b)	78,791	68,926
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.56%, 3/01/52(b)	102,013	92,024
(30D Average SOFR + 2.14%, 2.14% Floor, 7.54% Cap), 2.54%, 5/01/52(b)	69,745	62,900
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 7/01/52(b)	686,457	608,349
(30D Average SOFR + 2.22%, 2.22% Floor, 8.37% Cap), 3.37%, 11/01/52(b)	89,192	83,629
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 5/01/53(b)	101,924	90,341

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	76,512	73,935
		11,955,381
Federal National Mortgage Association – 6.5%
Interest STRIP, Series 284, Class 1, 1.15%, 7/25/27(e)	30,974	29,408
Pool,
1.50%, 12/01/35 - 11/01/41	4,923,539	4,197,405
1.00%, 4/01/36 - 3/01/37	2,157,774	1,827,912
2.00%, 11/01/40 - 8/01/42	844,834	709,512
2.50%, 5/01/41	136,270	117,741
3.50%, 4/01/44	276,164	252,467

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
4.00%, 6/01/45 - 3/01/48	$716,326	$682,452
(2.07% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	214,214	190,624
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	191,677	169,218

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	68,556	66,393
		8,243,132
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.44%, 11/16/52(f)(g)	577,429	5,137
Series 2015-108, Class IO, 0.34%, 10/16/56(f)(g)	38,611	370
Series 2015-7, Class IO, 0.49%, 1/16/57(f)(g)	881,390	21,397
Series 2020-42, Class IO, 0.94%, 3/16/62(f)(g)	1,382,042	89,203
Series 2020-43, Class IO, 1.26%, 11/16/61(f)(g)	927,908	68,844
Series 2020-71, Class IO, 1.10%, 1/16/62(f)(g)	1,192,750	85,117
Series 2020-75, Class IO, 0.87%, 2/16/62(f)(g)	2,203,982	133,212
		403,280
Whole Loan – 2.1%
GS Mortgage-Backed Securities Trust,
Series 2021-PJ4, Class A8, 2.50%, 9/25/51(a)(g)	67,803	59,650
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(g)	138,605	121,874
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	250,585	219,103
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	121,456	108,494
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(g)	614,556	537,441
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(g)	367,580	321,138
	Par	Value
Whole Loan (Continued)
JP Morgan Mortgage Trust,
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(g)	$136,927	$116,901
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(g)	463,266	405,309
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(g)	116,353	102,346
Series 2021-15,Class A4, 2.50%, 6/25/52(a)(g)	73,830	64,423
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(g)	93,040	82,105
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(g)	78,183	68,189
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	254,249	225,086

PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(g)	91,598	86,715
Towd Point Mortgage Trust,
Series 2020-4, Class A1, 1.75%, 10/25/60(a)	58,900	52,622
Series 2023-1, Class A1, 3.75%, 1/25/63(a)	160,886	151,545
		2,722,941
Total Mortgage-Backed Securities (Cost $26,889,663)		26,423,223

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	92,691	94,080
Total Municipal Bonds (Cost $92,691)		94,080

Term Loans – 0.2%(b)
Retail - Discretionary – 0.0%(h)
J.C. Penney Corp., Inc., Term Loan(c)(i)	228,931	23
Software – 0.2%
Polaris Newco LLC, Dollar Term Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 8.85%, 6/02/28	320,100	317,667
Total Term Loans (Cost $319,566)		317,690

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value

U.S. Government Obligations – 6.0%
U.S. Treasury Notes – 6.0%
4.25%, 6/30/29	$893,000	$896,105
4.00%, 7/31/29	5,217,000	5,181,948
3.63%, 8/31/29	70,000	68,409
3.50%, 9/30/29(d)	643,000	624,463
4.63%, 9/30/30	883,000	902,419
Total U.S. Government Obligations (Cost $7,794,762)		7,673,344

	Number of Shares
Investment Companies – 39.1%
Schwab Short-Term U.S. Treasury ETF(d)	1,925,016	46,700,888
Vanguard Short-Term Inflation-Protected Securities ETF	66,727	3,254,943
Total Investment Companies (Cost $50,956,638)		49,955,831
	Par/Number of Shares	Value
Short-Term Investments – 15.1%
Money Market Funds – 12.6%
Northern Institutional Funds - Liquid Assets Portfolio, 4.89%(j)(k)	111,780	$111,780

Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(j)	15,942,593	15,942,593
		16,054,373
U.S. Treasury Bills – 2.5%
U.S. Cash Management Bills,
4.07%, 11/07/24(l)	951,000	950,262
4.37%, 11/14/24(l)	2,275,000	2,271,191
		3,221,453
Total Short-Term Investments (Cost $19,275,791)		19,275,826
Total Investments – 100.1% (Cost $129,298,936)		127,933,605
Liabilities less Other Assets – (0.1)%		(84,435)
NET ASSETS – 100.0%		$127,849,170

Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total value of $25,044,714 or 19.59% of net assets.
(b)	Variable or floating rate security. Rate as of October 31, 2024 is disclosed.
(c)	Investment is valued using significant unobservable inputs (Level 3).
(d)	Security either partially or fully on loan. (See Note 7).
(e)	Zero coupon bond.
(f)	Security is an Interest Only STRIP.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2024 is disclosed.
(h)	Amount rounds to less than 0.05%.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	7-day current yield as of October 31, 2024 is disclosed.
(k)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
(l)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
L.P.	Limited Partnership
LLC	Limited Liability Company
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$16,899,425	$—	$16,899,425
Common Stocks	1,065,288	287,280	65,970	1,418,538
Corporate Bonds	—	5,875,648	—	5,875,648
Mortgage-Backed Securities	—	26,423,223	—	26,423,223
Municipal Bonds	—	94,080	—	94,080
Term Loans	—	317,667	23	317,690
U.S. Government Obligations	—	7,673,344	—	7,673,344
Investment Companies	49,955,831	—	—	49,955,831
Short-Term Investments	16,054,373	3,221,453	—	19,275,826
Total Investments	$67,075,492	$60,792,120	$65,993	$127,933,605
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset-Backed Securities – 0.3%
Asset-Backed Securities – 0.3%
Clover CLO LLC, Series 2021-2A, Class E, (3M CME Term SOFR + 6.76%, 6.50% Floor), 11.38%, 7/20/34(b)(c)	$250,000	$250,063
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M CME Term SOFR + 6.87%, 6.61% Floor), 11.53%, 7/15/34(b)(c)	250,000	247,503
Total Asset-Backed Securities (Cost $497,857)		497,566

	Number of Shares
Common Stocks – 1.4%
Aerospace & Defense – 0.0%(d)
Lockheed Martin Corp.	106	57,881
Asset Management – 0.0%(d)
Blackrock, Inc.	24	23,545
Banking – 0.0%(d)
JPMorgan Chase & Co.	190	42,165
Beverages – 0.0%(d)
Coca-Cola (The) Co.	555	36,247
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc.	457	93,169
BioMarin Pharmaceutical, Inc.*	2,157	142,125
Bristol-Myers Squibb Co.	1,424	79,416
Merck & Co., Inc.	936	95,771
		410,481
Cable & Satellite – 0.1%
Altice USA, Inc., Class A*	16,055	39,014
Comcast Corp., Class A	2,291	100,048
		139,062
Chemicals – 0.0%(d)
Linde PLC	54	24,632
Construction Materials – 0.1%
Cemex S.A.B. de C.V. ADR (Mexico)	19,976	104,275
Containers & Packaging – 0.0%(d)
Packaging Corp. of America	94	21,520
Diversified Industrials – 0.0%(d)
Emerson Electric Co.	491	53,161
	Number of Shares	Value
Electric Utilities – 0.0%(d)
Duke Energy Corp.	297	$34,235
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.*	1,932	386
Entertainment Content – 0.1%
Paramount Global, Class B	11,364	124,322
Health Care Facilities & Services – 0.2%
Elevance Health, Inc.	436	176,911
UnitedHealth Group, Inc.	140	79,030
		255,941
Household Products – 0.1%
Colgate-Palmolive Co.	209	19,585
Kimberly-Clark Corp.	180	24,153
Procter & Gamble (The) Co.	329	54,344
		98,082
Industrial Support Services – 0.0%(d)
Fastenal Co.	452	35,337
Institutional Financial Services – 0.0%(d)
Morgan Stanley	372	43,245
Internet Media & Services – 0.0%(d)
Alphabet, Inc., Class A	394	67,417
Leisure Facilities & Services – 0.0%(d)
Starbucks Corp.	327	31,948
Machinery – 0.0%(d)
Deere & Co.	64	25,900
Medical Equipment & Devices – 0.1%
Abbott Laboratories	585	66,321
Thermo Fisher Scientific, Inc.	90	49,169
		115,490
Oil & Gas Supply Chain – 0.1%
Battalion Oil Corp.*	363	2,432
Exxon Mobil Corp.	678	79,177
Williams (The) Cos., Inc.	628	32,888
		114,497
Real Estate Investment Trusts – 0.0%(d)
American Tower Corp.	184	39,291
Retail - Consumer Staples – 0.0%(d)
Costco Wholesale Corp.	37	32,345
Walmart, Inc.	270	22,126
		54,471

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Retail - Discretionary – 0.0%(d)
Home Depot (The), Inc.	106	$41,738
Semiconductors – 0.1%
Broadcom, Inc.	328	55,685
Microchip Technology, Inc.	553	40,574
QUALCOMM, Inc.	451	73,409
		169,668
Software – 0.1%
Microsoft Corp.	159	64,610
Salesforce, Inc.	171	49,824
		114,434
Specialty Finance – 0.1%
Mastercard, Inc., Class A	155	77,437
Technology Hardware – 0.0%(d)
Apple, Inc.	258	58,285
Transportation & Logistics – 0.1%
Union Pacific Corp.	199	46,182
United Parcel Service, Inc., Class B	592	79,364
		125,546
Total Common Stocks (Cost $2,823,474)		2,540,639

	Par(a)
Convertible Bonds – 1.7%
Aerospace & Defense – 0.0%(d)
Axon Enterprise, Inc., 0.50%, 12/15/27	$8,000	15,112
Biotechnology & Pharmaceuticals – 0.1%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	110,000	102,905
Cable & Satellite – 0.7%
DISH Network Corp.,
0.00%, 12/15/25(e)	240,000	213,075
3.38%, 8/15/26	1,185,000	994,941

Sirius XM Holdings, Inc., 3.75%, 3/15/28	64,000	70,592
		1,278,608
Consumer Services – 0.0%(d)
Stride, Inc., 1.13%, 9/01/27	13,000	23,602
Electric Utilities – 0.2%
Evergy, Inc., 4.50%, 12/15/27(b)	72,000	77,760
	Par(a)	Value
Electric Utilities (Continued)
FirstEnergy Corp., 4.00%, 5/01/26	$61,000	$62,159
NRG Energy, Inc., 2.75%, 6/01/48	16,000	35,192
PG&E Corp., 4.25%, 12/01/27(b)	59,000	64,339
Pinnacle West Capital Corp., 4.75%, 6/15/27(b)	15,000	16,058
		255,508
Electrical Equipment – 0.0%(d)
Itron, Inc., 1.38%, 7/15/30(b)	53,000	57,751
Internet Media & Services – 0.1%
Uber Technologies, Inc., 0.88%, 12/01/28(b)	164,000	197,620
Zillow Group, Inc., 1.38%, 9/01/26	21,000	28,822
		226,442
IT Services – 0.1%(d)
Parsons Corp., 2.63%, 3/01/29(b)	16,000	20,656
Workiva, Inc., 1.25%, 8/15/28	52,000	49,124
		69,780
Leisure Facilities & Services – 0.1%
Carnival Corp., 5.75%, 12/01/27	104,000	189,904
NCL Corp. Ltd., 1.13%, 2/15/27	17,000	17,570
		207,474
Medical Equipment & Devices – 0.0%(d)
Merit Medical Systems, Inc., 3.00%, 2/01/29(b)	28,000	36,246
Publishing & Broadcasting – 0.0%(d)
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	48,000	53,122
Real Estate Owners & Developers – 0.0%(d)
Sunac China Holdings Ltd., 1.00%, 9/30/32(b)(f)	21,898	2,299
Semiconductors – 0.1%
ON Semiconductor Corp., 0.50%, 3/01/29	76,000	75,871
Wolfspeed, Inc.,
0.25%, 2/15/28	15,000	8,767
1.88%, 12/01/29	240,000	119,520
		204,158

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Software – 0.2%
Akamai Technologies, Inc., 1.13%, 2/15/29	$51,000	$51,484
Bentley Systems, Inc., 0.38%, 7/01/27	18,000	16,326
BlackLine, Inc., 1.00%, 6/01/29(b)	16,000	16,648
Dropbox, Inc., 0.00%, 3/01/28(e)	53,000	50,979
Guidewire Software, Inc., 1.25%, 11/01/29(b)	23,000	23,334
Nutanix, Inc., 0.25%, 10/01/27	52,000	63,726
Tyler Technologies, Inc., 0.25%, 3/15/26	19,000	23,950
Vertex, Inc., 0.75%, 5/01/29(b)	37,000	48,618
		295,065
Specialty Finance – 0.0%(d)
Shift4 Payments, Inc., 0.50%, 8/01/27	45,000	46,013
Technology Hardware – 0.1%
InterDigital, Inc., 3.50%, 6/01/27	11,000	21,632
Seagate HDD Cayman, 3.50%, 6/01/28	33,000	44,137
Super Micro Computer, Inc., 0.00%, 3/01/29(b)(e)	55,000	42,597
		108,366
Total Convertible Bonds (Cost $3,010,179)		2,982,451

	Number of Shares
Convertible Preferred Stocks – 0.1%
Aerospace & Defense – 0.1%
Boeing (The) Co., 6.00%	2,250	120,893
Asset Management – 0.0%(d)
Apollo Global Management, Inc., 6.75%	406	31,006
Total Convertible Preferred Stocks (Cost $138,361)		151,899

Par(a)
Corporate Bonds – 42.0%
Advertising & Marketing – 0.1%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	$120,000	112,143
	Par(a)	Value
Aerospace & Defense – 1.4%
Boeing (The) Co.,
3.20%, 3/01/29	$335,000	$306,128
5.15%, 5/01/30	150,000	148,041
3.63%, 2/01/31	95,000	85,816
6.39%, 5/01/31(b)	40,000	41,852
6.53%, 5/01/34(b)	15,000	15,815
5.71%, 5/01/40	67,000	64,452
5.81%, 5/01/50	295,000	278,233
6.86%, 5/01/54(b)	100,000	107,223
5.93%, 5/01/60	5,000	4,660
7.01%, 5/01/64(b)	104,000	111,945

HEICO Corp., 5.25%, 8/01/28	66,000	67,010
L3Harris Technologies, Inc.,
5.40%, 7/31/33	87,000	88,267
5.35%, 6/01/34	85,000	85,999

Lockheed Martin Corp., 5.20%, 2/15/64	63,000	61,410
Northrop Grumman Corp., 5.15%, 5/01/40	52,000	50,833
RTX Corp.,
5.75%, 11/08/26	51,000	52,084
3.50%, 3/15/27	109,000	106,205
4.45%, 11/16/38	65,000	59,341
4.80%, 12/15/43	7,000	6,403
5.38%, 2/27/53	46,000	45,311
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	30,000	28,623
9.75%, 11/15/30(b)	50,000	55,504
TransDigm, Inc.,
6.75%, 8/15/28(b)	300,000	306,438
4.63%, 1/15/29	115,000	109,207
6.38%, 3/01/29(b)	235,000	238,534
6.88%, 12/15/30(b)	85,000	87,132
		2,612,466
Asset Management – 0.5%
Ameriprise Financial, Inc., 5.70%, 12/15/28	51,000	53,168
BlackRock Funding, Inc.,
5.25%, 3/14/54	108,000	106,351
5.35%, 1/08/55	90,000	90,083

Blackstone Holdings Finance Co. LLC, 2.00%, 1/30/32(b)	75,000	61,475
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	42,000	43,752
5.80%, 3/15/30(b)	33,000	32,033
6.65%, 3/15/31	32,000	32,221

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset Management (Continued)

Charles Schwab (The) Corp., (10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(g)(h)	$89,000	$77,538
Focus Financial Partners LLC, 6.75%, 9/15/31(b)	90,000	89,410
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	305,000	284,142
Nuveen LLC, 5.55%, 1/15/30(b)	28,000	28,681
		898,854
Automotive – 0.9%
American Honda Finance Corp.,
4.45%, 10/22/27	75,000	74,662
5.13%, 7/07/28	37,000	37,537
5.65%, 11/15/28	44,000	45,502
4.85%, 10/23/31	100,000	98,752
4.90%, 1/10/34	41,000	40,427
Ford Motor Credit Co. LLC,
4.13%, 8/17/27	200,000	193,280
6.05%, 11/05/31	105,000	105,000
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(g)(h)	240,000	232,552
2.35%, 1/08/31	86,000	72,378
6.10%, 1/07/34	38,000	39,041
5.95%, 4/04/34	126,000	128,488
Hyundai Capital America,
5.68%, 6/26/28(b)	65,000	66,361
6.10%, 9/21/28(b)	94,000	97,376
4.55%, 9/26/29(b)	43,000	41,945
5.40%, 1/08/31(b)	21,000	21,194
4.75%, 9/26/31(b)	60,000	58,174
Toyota Motor Credit Corp.,
5.55%, 11/20/30	73,000	75,786
4.60%, 10/10/31	75,000	73,637
4.80%, 1/05/34	101,000	99,556

Wheel Pros, Inc., 6.50%, 5/15/29(b)	65,000	7
		1,601,655
Banking – 2.3%
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(h)	128,000	122,735
(SOFR + 1.06%), 2.09%, 6/14/29(h)	6,000	5,442
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(3M CME Term SOFR + 1.57%), 4.27%, 7/23/29(h)	$79,000	$77,302
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(h)	68,000	62,907
(3M CME Term SOFR + 1.45%), 2.88%, 10/22/30(h)	40,000	36,310
(SOFR + 2.15%), 2.59%, 4/29/31(h)	41,000	36,228
(SOFR + 1.22%), 2.65%, 3/11/32(h)	51,000	44,196
(SOFR + 1.32%), 2.69%, 4/22/32(h)	195,000	169,101
(SOFR + 1.22%), 2.30%, 7/21/32(h)	122,000	102,479
(SOFR + 1.33%), 2.97%, 2/04/33(h)	128,000	111,046
(SOFR + 1.83%), 4.57%, 4/27/33(h)	76,000	73,230
(SOFR + 1.91%), 5.29%, 4/25/34(h)	44,000	44,200
(SOFR + 1.84%), 5.87%, 9/15/34(h)	98,000	102,138
(SOFR + 1.65%), 5.47%, 1/23/35(h)	85,000	86,264
(SOFR + 1.74%), 5.52%, 10/25/35(h)	320,000	317,608
(SOFR + 1.93%), 2.68%, 6/19/41(h)	7,000	5,004

Citizens Financial Group, Inc., (5Y US Treasury CMT + 2.75%), 5.64%, 5/21/37(h)	49,000	47,658
Fifth Third Bancorp, 8.25%, 3/01/38	41,000	49,592
Huntington Bancshares, Inc., (SOFR Index + 1.87%), 5.71%, 2/02/35(h)	68,000	68,783
JPMorgan Chase & Co.,
(3M CME Term SOFR + 1.51%), 3.96%, 1/29/27(h)	58,000	57,409
(SOFR + 0.89%), 1.58%, 4/22/27(h)	67,000	63,929
(SOFR + 0.77%), 1.47%, 9/22/27(h)	79,000	74,313
(SOFR + 1.33%), 6.07%, 10/22/27(h)	138,000	141,529
(SOFR + 1.17%), 2.95%, 2/24/28(h)	106,000	101,762
(SOFR + 1.89%), 2.18%, 6/01/28(h)	42,000	39,337

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(h)	$69,000	$66,314
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(h)	165,000	162,341
(SOFR + 1.31%), 5.01%, 1/23/30(h)	67,000	67,263
(SOFR + 1.13%), 5.00%, 7/22/30(h)	60,000	60,193
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(h)	45,000	40,703
(SOFR + 1.04%), 4.60%, 10/22/30(h)	67,000	66,075
(SOFR + 1.07%), 1.95%, 2/04/32(h)	45,000	37,642
(SOFR + 1.81%), 6.25%, 10/23/34(h)	87,000	93,488
(SOFR + 1.62%), 5.34%, 1/23/35(h)	107,000	107,922
(SOFR + 1.49%), 5.77%, 4/22/35(h)	118,000	122,806
(SOFR + 1.46%), 5.29%, 7/22/35(h)	89,000	89,498
(SOFR + 1.34%), 4.95%, 10/22/35(h)	15,000	14,703

KeyCorp, (SOFR Index + 2.06%), 4.79%, 6/01/33(h)	36,000	34,338
PNC Financial Services Group (The), Inc.,
(SOFR Index + 2.14%), 6.04%, 10/28/33(h)	112,000	117,637
(SOFR + 1.93%), 5.07%, 1/24/34(h)	21,000	20,710
(SOFR + 2.28%), 6.88%, 10/20/34(h)	20,000	22,227
(SOFR + 1.60%), 5.40%, 7/23/35(h)	71,000	71,529
Regions Financial Corp.,
(SOFR + 1.49%), 5.72%, 6/06/30(h)	73,000	74,109
(SOFR + 2.06%), 5.50%, 9/06/35(h)	128,000	126,839

Synovus Financial Corp., (SOFR + 2.35%), 6.17%, 11/01/30(h)	149,000	148,974
Truist Financial Corp.,
(SOFR + 2.24%), 4.92%, 7/28/33(h)	39,000	37,198
(SOFR + 2.30%), 6.12%, 10/28/33(h)	19,000	19,903
(SOFR + 1.85%), 5.12%, 1/26/34(h)	27,000	26,461
	Par(a)	Value
Banking (Continued)
Truist Financial Corp.,
(SOFR + 2.36%), 5.87%, 6/08/34(h)	$171,000	$175,840

U.S. Bancorp, (SOFR + 1.60%), 4.84%, 2/01/34(h)	110,000	106,471
Wells Fargo & Co.,
(SOFR + 2.02%), 5.39%, 4/24/34(h)	49,000	49,333
(SOFR + 2.53%), 3.07%, 4/30/41(h)	21,000	15,782
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(h)	48,000	44,851
(SOFR + 2.13%), 4.61%, 4/25/53(h)	56,000	49,304
		4,110,956
Beverages – 0.1%
Coca-Cola (The) Co.,
5.20%, 1/14/55	47,000	46,781
5.40%, 5/13/64	30,000	30,254

Constellation Brands, Inc., 4.80%, 1/15/29	50,000	49,967
Keurig Dr Pepper, Inc., 5.05%, 3/15/29	38,000	38,400
		165,402
Biotechnology & Pharmaceuticals – 1.4%
AbbVie, Inc.,
3.20%, 11/21/29	90,000	84,127
5.05%, 3/15/34	70,000	70,520
4.05%, 11/21/39	66,000	57,999
4.63%, 10/01/42	17,000	15,623
5.35%, 3/15/44	47,000	47,141
5.50%, 3/15/64	76,000	76,628
Amgen, Inc.,
2.45%, 2/21/30	28,000	24,951
5.25%, 3/02/30	41,000	41,821
2.30%, 2/25/31	13,000	11,209
3.15%, 2/21/40	82,000	62,656
5.65%, 3/02/53	47,000	47,283
5.75%, 3/02/63	53,000	53,077
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	65,000	58,672
4.88%, 6/01/28(b)	500,000	386,355
Bristol-Myers Squibb Co.,
6.40%, 11/15/63	60,000	67,045
5.65%, 2/22/64	55,000	55,306
Eli Lilly & Co.,
4.60%, 8/14/34	100,000	97,743
5.55%, 3/15/37	53,000	55,981
5.00%, 2/09/54	83,000	79,996
5.05%, 8/14/54	63,000	61,152

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
Eli Lilly & Co.,
5.20%, 8/14/64	$83,000	$81,158
Johnson & Johnson,
3.63%, 3/03/37	61,000	53,892
5.85%, 7/15/38	41,000	44,910
2.10%, 9/01/40	33,000	22,692
Laboratory Corp. of America Holdings,
4.35%, 4/01/30	90,000	87,287
4.80%, 10/01/34	194,000	186,899
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	43,000	42,930
5.30%, 5/19/53	69,000	67,520
5.34%, 5/19/63	142,000	136,652
Royalty Pharma PLC,
1.75%, 9/02/27	89,000	82,071
5.15%, 9/02/29	50,000	50,303

Utah Acquisition Sub, Inc., 5.25%, 6/15/46	84,000	71,121
Viatris, Inc.,
3.85%, 6/22/40	47,000	35,250
4.00%, 6/22/50	36,000	24,885
		2,442,855
Cable & Satellite – 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(b)	210,000	200,456
6.38%, 9/01/29(b)	460,000	455,457
4.75%, 3/01/30(b)	780,000	709,542
4.25%, 2/01/31(b)	25,000	21,695
4.50%, 6/01/33(b)	305,000	253,636
4.25%, 1/15/34(b)	360,000	287,607
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/01/50	170,000	127,548
4.40%, 12/01/61	83,000	55,454
3.95%, 6/30/62	67,000	40,546
Comcast Corp.,
5.30%, 6/01/34	40,000	40,697
5.65%, 6/15/35	65,000	67,654
6.50%, 11/15/35	11,000	12,213
3.20%, 7/15/36	81,000	66,775
3.25%, 11/01/39	88,000	68,479
2.94%, 11/01/56	40,000	24,715
5.50%, 5/15/64	115,000	112,179
CSC Holdings LLC,
7.50%, 4/01/28(b)	275,000	180,606
11.25%, 5/15/28(b)	510,000	497,260
	Par(a)	Value
Cable & Satellite (Continued)
CSC Holdings LLC,
5.75%, 1/15/30(b)	$900,000	$474,080
4.63%, 12/01/30(b)	200,000	100,576
3.38%, 2/15/31(b)	200,000	143,475

Directv Financing LLC, 8.88%, 2/01/30(b)	305,000	301,035
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	595,000	572,882
DISH DBS Corp.,
7.75%, 7/01/26	315,000	266,454
5.25%, 12/01/26(b)	285,000	263,785
7.38%, 7/01/28	80,000	58,613
5.75%, 12/01/28(b)	190,000	166,005
5.13%, 6/01/29	170,000	113,089

DISH Network Corp., 11.75%, 11/15/27(b)	55,000	57,894
		5,740,407
Chemicals – 0.5%
Ashland, Inc., 3.38%, 9/01/31(b)	445,000	384,891
Chemours (The) Co.,
5.75%, 11/15/28(b)	165,000	152,307
4.63%, 11/15/29(b)	120,000	104,185

Dow Chemical (The) Co., 4.38%, 11/15/42	71,000	59,988
RPM International, Inc., 2.95%, 1/15/32	86,000	75,290
Sherwin-Williams (The) Co.,
4.80%, 9/01/31	45,000	44,517
4.50%, 6/01/47	31,000	26,776

Westlake Corp., 3.13%, 8/15/51	61,000	39,192
		887,146
Commercial Support Services – 0.5%
Clean Harbors, Inc.,
5.13%, 7/15/29(b)	5,000	4,865
6.38%, 2/01/31(b)	105,000	105,789
GFL Environmental, Inc.,
4.00%, 8/01/28(b)	80,000	75,661
6.75%, 1/15/31(b)	135,000	138,998

GXO Logistics, Inc., 6.25%, 5/06/29	97,000	100,171
Republic Services, Inc.,
2.90%, 7/01/26	35,000	34,104
4.88%, 4/01/29	36,000	36,210

Reworld Holding Corp., 4.88%, 12/01/29(b)	170,000	158,778

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Commercial Support Services (Continued)

TriNet Group, Inc., 3.50%, 3/01/29(b)	$130,000	$118,210
Waste Management, Inc.,
4.95%, 3/15/35	61,000	60,550
5.35%, 10/15/54	46,000	46,007
		879,343
Construction Materials – 0.0%(d)
Martin Marietta Materials, Inc., 5.50%, 12/01/54	50,000	48,924
Consumer Services – 0.4%
Bunge Ltd. Finance Corp., 4.20%, 9/17/29	60,000	58,427
GE HealthCare Technologies, Inc., 4.80%, 8/14/29	115,000	114,802
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	235,000	239,448
Marriott International, Inc., 4.80%, 3/15/30	70,000	69,531
Service Corp. International, 5.75%, 10/15/32	180,000	176,819
		659,027
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)	200,000	199,434
Packaging Corp. of America, 5.70%, 12/01/33	52,000	53,908
Sonoco Products Co., 5.00%, 9/01/34	60,000	57,482
		310,824
Diversified Industrials – 0.2%
Arcosa, Inc., 6.88%, 8/15/32(b)	90,000	92,373
Honeywell International, Inc.,
4.75%, 2/01/32	106,000	106,059
5.00%, 3/01/35	40,000	40,186
5.25%, 3/01/54	53,000	52,922
		291,540
Electric Utilities – 2.7%
AES (The) Corp., 5.45%, 6/01/28	52,000	52,494
Alabama Power Co.,
5.85%, 11/15/33	36,000	38,081
3.75%, 3/01/45	33,000	26,234
4.30%, 7/15/48	38,000	32,490
3.45%, 10/01/49	26,000	19,026
	Par(a)	Value
Electric Utilities (Continued)

Ameren Corp., 5.00%, 1/15/29	$77,000	$77,391
American Electric Power Co., Inc., 5.63%, 3/01/33	41,000	41,866
Arizona Public Service Co., 5.70%, 8/15/34	50,000	51,152
Black Hills Corp., 6.00%, 1/15/35	35,000	36,330
Calpine Corp., 4.50%, 2/15/28(b)	125,000	120,394
CenterPoint Energy Houston Electric LLC, 5.05%, 3/01/35	35,000	34,916
CenterPoint Energy, Inc., 5.40%, 6/01/29	40,000	40,738
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	70,000	67,328
Commonwealth Edison Co., 5.90%, 3/15/36	73,000	77,513
Connecticut Light and Power (The) Co., 4.95%, 8/15/34	29,000	28,752
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/54	51,000	44,788
Consumers Energy Co., 4.90%, 2/15/29	87,000	87,899
DTE Energy Co.,
4.95%, 7/01/27	30,000	30,165
5.85%, 6/01/34	55,000	57,168
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,702
3.75%, 6/01/45	6,000	4,723

Duke Energy Corp., 3.15%, 8/15/27	32,000	30,721
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	29,787
5.88%, 11/15/33	29,000	30,727
5.95%, 11/15/52	29,000	30,618
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,328
3.70%, 6/15/46	44,000	33,540
4.30%, 2/01/49	49,000	40,681
5.65%, 4/01/53	15,000	15,235
Duke Energy Progress LLC,
4.10%, 5/15/42	32,000	26,958
4.10%, 3/15/43	22,000	18,436
4.20%, 8/15/45	61,000	51,058

Entergy Arkansas LLC, 2.65%, 6/15/51	14,000	8,556

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities (Continued)

Entergy Corp., (5Y US Treasury CMT + 2.67%), 7.13%, 12/01/54(h)	$20,000	$20,448
Entergy Texas, Inc., 5.80%, 9/01/53	20,000	20,593
EUSHI Finance, Inc., (5Y US Treasury CMT + 3.14%), 7.63%, 12/15/54(b)(h)	44,000	45,560
Evergy Kansas Central, Inc., 5.70%, 3/15/53	37,000	37,457
Eversource Energy,
1.40%, 8/15/26	97,000	91,406
2.90%, 3/01/27	68,000	65,225
5.45%, 3/01/28	44,000	44,875
5.95%, 2/01/29	61,000	63,346
5.13%, 5/15/33	34,000	33,543
5.50%, 1/01/34	52,000	52,365
5.95%, 7/15/34	96,000	99,698
Exelon Corp.,
5.15%, 3/15/28	40,000	40,426
4.95%, 6/15/35	97,000	93,827

FirstEnergy Corp., 3.90%, 7/15/27	70,000	68,325
FirstEnergy Pennsylvania Electric Co., 5.20%, 4/01/28(b)	43,000	43,325
Florida Power & Light Co.,
5.40%, 9/01/35	31,000	31,779
5.65%, 2/01/37	20,000	20,891

Idaho Power Co., 5.20%, 8/15/34	70,000	70,231
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	21,340
6.05%, 3/15/37	12,000	12,626

IPALCO Enterprises, Inc., 4.25%, 5/01/30	57,000	53,909
Liberty Utilities Co., 5.87%, 1/31/34(b)	95,000	96,263
Lightning Power LLC, 7.25%, 8/15/32(b)	90,000	93,631
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,867
4.40%, 10/15/44	35,000	30,477
Mississippi Power Co.,
4.75%, 10/15/41	11,000	9,731
4.25%, 3/15/42	26,000	22,134

Monongahela Power Co., 5.85%, 2/15/34(b)	66,000	68,048
	Par(a)	Value
Electric Utilities (Continued)
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/26	$38,000	$38,729
4.12%, 9/16/27	30,000	29,702
3.40%, 2/07/28	22,000	21,201
5.00%, 2/07/31	48,000	48,633
2.75%, 4/15/32	32,000	27,816
4.02%, 11/01/32	41,000	38,659
4.15%, 12/15/32	50,000	47,385
5.80%, 1/15/33	7,000	7,361
5.00%, 8/15/34	79,000	78,174
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(h)	97,000	95,382

Nevada Power Co., 6.00%, 3/15/54	24,000	25,538
NextEra Energy Capital Holdings, Inc.,
1.88%, 1/15/27	70,000	65,866
5.25%, 3/15/34	63,000	63,271
(5Y US Treasury CMT + 2.46%), 6.75%, 6/15/54(h)	33,000	34,555
Niagara Mohawk Power Corp.,
1.96%, 6/27/30(b)	58,000	49,400
5.66%, 1/17/54(b)	78,000	77,501

Northern States Power Co., 5.65%, 6/15/54	30,000	31,198
NRG Energy, Inc.,
5.25%, 6/15/29(b)	10,000	9,772
3.88%, 2/15/32(b)	99,000	87,919
6.00%, 2/01/33(b)	115,000	114,364
NSTAR Electric Co.,
5.40%, 6/01/34	30,000	30,653
5.50%, 3/15/40	68,000	68,307

Oglethorpe Power Corp., 5.80%, 6/01/54(b)	50,000	50,894
Oncor Electric Delivery Co. LLC, 5.55%, 6/15/54(b)	70,000	70,886
Pacific Gas and Electric Co.,
4.45%, 4/15/42	52,000	43,767
4.30%, 3/15/45	46,000	37,219

PacifiCorp, 4.10%, 2/01/42	90,000	73,329
PECO Energy Co.,
4.90%, 6/15/33	26,000	25,949
5.25%, 9/15/54	50,000	49,051

PPL Capital Funding, Inc., 5.25%, 9/01/34	32,000	31,746
PPL Electric Utilities Corp., 4.85%, 2/15/34	83,000	82,196

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Public Service Electric and Gas Co.,
5.20%, 3/01/34	$50,000	$50,768
4.85%, 8/01/34	23,000	22,753
5.50%, 3/01/40	44,000	44,721
3.80%, 3/01/46	5,000	3,987
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	54,000	55,662
2.45%, 11/15/31	90,000	76,817

Puget Sound Energy, Inc., 5.69%, 6/15/54	35,000	36,059
Sempra, (5Y US Treasury CMT + 2.79%), 6.88%, 10/01/54(h)	70,000	71,238
Southern California Edison Co.,
4.05%, 3/15/42	60,000	49,617
4.00%, 4/01/47	33,000	26,566
3.65%, 2/01/50	15,000	11,173

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	34,063
Southwestern Public Service Co., 6.00%, 6/01/54	25,000	26,145
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	45,000	48,543
Tucson Electric Power Co., 5.20%, 9/15/34	60,000	59,692
Virginia Electric and Power Co., 5.70%, 8/15/53	15,000	15,373
		4,878,741
Electric, Gas Marketing & Trading – 0.1%
New York State Electric & Gas Corp.,
3.25%, 12/01/26(b)	95,000	91,712
5.30%, 8/15/34(b)	45,000	44,713
		136,425
Electrical Equipment – 0.4%
Amphenol Corp.,
5.00%, 1/15/35	80,000	79,471
5.38%, 11/15/54	85,000	84,212
Carrier Global Corp.,
2.49%, 2/15/27	29,000	27,727
2.72%, 2/15/30	16,000	14,383

Duke Energy Corp., (5Y US Treasury CMT + 2.59%), 6.45%, 9/01/54(h)	41,000	41,671
Sensata Technologies, Inc.,
4.38%, 2/15/30(b)	20,000	18,622
	Par(a)	Value
Electrical Equipment (Continued)
Sensata Technologies, Inc.,
3.75%, 2/15/31(b)	$250,000	$223,127
6.63%, 7/15/32(b)	230,000	233,021
		722,234
Engineering & Construction – 0.0%(d)
Quanta Services, Inc., 5.25%, 8/09/34	46,000	45,670
Entertainment Content – 0.6%
Netflix, Inc.,
5.88%, 11/15/28	107,000	111,775
4.88%, 6/15/30(b)	45,000	45,258
5.40%, 8/15/54	80,000	80,462
Paramount Global,
3.70%, 6/01/28	75,000	70,125
6.88%, 4/30/36	185,000	184,531
4.38%, 3/15/43	210,000	151,336
5.85%, 9/01/43	94,000	79,998

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	37,000	41,533
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	107,000	103,051
5.05%, 3/15/42	111,000	88,583
5.14%, 3/15/52	208,000	156,670
5.39%, 3/15/62	63,000	47,126
		1,160,448
Food – 0.7%
Cargill, Inc.,
2.13%, 4/23/30(b)	34,000	29,934
1.70%, 2/02/31(b)	39,000	32,470
2.13%, 11/10/31(b)	18,000	15,109

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	70,000	47,978
Kraft Heinz Foods Co.,
5.00%, 6/04/42	29,000	26,988
5.20%, 7/15/45	29,000	27,186
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28(b)	50,000	48,981
4.38%, 1/31/32(b)	300,000	274,835

Mars, Inc., 2.38%, 7/16/40(b)	99,000	67,927
McCormick & Co., Inc., 4.70%, 10/15/34	61,000	58,638
Post Holdings, Inc.,
5.50%, 12/15/29(b)	25,000	24,383
6.25%, 2/15/32(b)	365,000	369,054
6.25%, 10/15/34(b)	100,000	98,895

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Food (Continued)

Tyson Foods, Inc., 5.40%, 3/15/29	$65,000	$66,104
		1,188,482
Gas & Water Utilities – 0.2%
American Water Capital Corp., 5.45%, 3/01/54	124,000	123,382
Atmos Energy Corp., 5.00%, 12/15/54	55,000	51,257
CenterPoint Energy Resources Corp., 5.40%, 7/01/34	50,000	50,609
Essential Utilities, Inc., 5.38%, 1/15/34	42,000	42,287
ONE Gas, Inc., 5.10%, 4/01/29	35,000	35,560
South Jersey Industries, Inc., 5.02%, 4/15/31	66,000	52,796
Southern Co. Gas Capital Corp., 4.95%, 9/15/34	90,000	88,016
		443,907
Health Care Facilities & Services – 1.6%
Cardinal Health, Inc., 5.13%, 2/15/29	90,000	90,851
Centene Corp.,
2.45%, 7/15/28	76,000	68,409
3.00%, 10/15/30	37,000	32,048
Cigna Group (The),
4.80%, 8/15/38	116,000	107,415
3.20%, 3/15/40	27,000	20,286
CVS Health Corp.,
5.00%, 1/30/29	41,000	40,865
5.70%, 6/01/34	38,000	38,177
4.78%, 3/25/38	122,000	108,879
4.13%, 4/01/40	30,000	24,228
2.70%, 8/21/40	34,000	22,642
6.00%, 6/01/44	94,000	92,338
5.88%, 6/01/53	18,000	17,320
6.05%, 6/01/54	8,000	7,899
6.00%, 6/01/63	11,000	10,632

DaVita, Inc., 3.75%, 2/15/31(b)	135,000	117,405
Elevance Health, Inc.,
2.88%, 9/15/29	54,000	49,303
5.20%, 2/15/35	35,000	34,866
5.70%, 2/15/55	37,000	37,194
5.85%, 11/01/64	133,000	134,272
HCA, Inc.,
5.88%, 2/01/29	15,000	15,447
3.38%, 3/15/29	35,000	32,815
	Par(a)	Value
Health Care Facilities & Services (Continued)
HCA, Inc.,
4.13%, 6/15/29	$66,000	$63,564
3.50%, 9/01/30	31,000	28,434
2.38%, 7/15/31	32,000	26,956
5.60%, 4/01/34	57,000	57,304
5.13%, 6/15/39	64,000	60,447
5.25%, 6/15/49	69,000	62,531
6.00%, 4/01/54	44,000	44,208
6.10%, 4/01/64	39,000	38,947

Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54(b)	41,000	41,092
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(i)	85,000	84,971
Humana, Inc., 5.75%, 12/01/28	51,000	52,327
Molina Healthcare, Inc.,
4.38%, 6/15/28	185,000	177,501
3.88%, 11/15/30(b)	90,000	81,494
3.88%, 5/15/32(b)	290,000	257,087
Quest Diagnostics, Inc.,
2.95%, 6/30/30	20,000	18,083
2.80%, 6/30/31	25,000	21,946

Radiology Partners, Inc., (100% Cash), 7.78%, 1/31/29(b)(f)	235,312	231,782
UnitedHealth Group, Inc.,
3.50%, 8/15/39	32,000	26,215
2.75%, 5/15/40	78,000	56,600
3.05%, 5/15/41	18,000	13,481
3.75%, 10/15/47	9,000	6,984
4.45%, 12/15/48	9,000	7,778
3.25%, 5/15/51	42,000	29,314
4.75%, 5/15/52	16,000	14,434
5.38%, 4/15/54	45,000	44,238
5.63%, 7/15/54	34,000	34,585
5.20%, 4/15/63	53,000	49,780
5.50%, 4/15/64	50,000	49,226

Universal Health Services, Inc., 5.05%, 10/15/34	152,000	144,216
		2,928,816
Home & Office Products – 0.1%
Newell Brands, Inc., 5.70%, 4/01/26	155,000	155,346
Home Construction – 0.1%
Camelot Return Merger Sub, Inc., 8.75%, 8/01/28(b)	20,000	20,092

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Home Construction (Continued)
Fortune Brands Innovations, Inc., 5.88%, 6/01/33	$44,000	$46,221
Mohawk Industries, Inc., 5.85%, 9/18/28	76,000	78,470
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(b)	50,000	50,007
5.13%, 8/01/30(b)	40,000	38,686
		233,476
Household Products – 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
4.75%, 1/15/29(b)	180,000	173,647
6.63%, 7/15/30(b)	125,000	127,450
Kenvue, Inc.,
4.90%, 3/22/33	19,000	19,004
5.10%, 3/22/43	32,000	31,599
5.05%, 3/22/53	35,000	34,025
5.20%, 3/22/63	32,000	31,127
		416,852
Industrial Support Services – 0.6%
Dcli Bidco LLC, 7.75%, 11/15/29(b)	190,000	193,211
Resideo Funding, Inc.,
4.00%, 9/01/29(b)	300,000	275,365
6.50%, 7/15/32(b)	310,000	311,993

United Rentals North America, Inc., 3.88%, 2/15/31	325,000	294,838
WW Grainger, Inc., 3.75%, 5/15/46	76,000	60,581
		1,135,988
Institutional Financial Services – 1.7%
Bank of New York Mellon (The) Corp.,
(SOFR + 1.23%), 5.06%, 7/22/32(h)	99,000	99,408
(SOFR Index + 2.07%), 5.83%, 10/25/33(h)	33,000	34,739
(SOFR + 1.61%), 4.97%, 4/26/34(h)	22,000	21,800
(SOFR + 1.42%), 5.19%, 3/14/35(h)	19,000	19,059

Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	52,285
Goldman Sachs Group (The), Inc.,
3.85%, 1/26/27	83,000	81,398
	Par(a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(3M CME Term SOFR + 2.01%), 6.63%, 10/28/27(c)	$43,000	$44,036
(SOFR + 1.73%), 4.48%, 8/23/28(h)	203,000	201,450
(SOFR + 1.77%), 6.48%, 10/24/29(h)	20,000	21,101
(SOFR + 1.27%), 5.73%, 4/25/30(h)	40,000	41,125
(SOFR + 1.25%), 2.38%, 7/21/32(h)	8,000	6,743
(SOFR + 1.41%), 3.10%, 2/24/33(h)	116,000	101,294
(SOFR + 1.55%), 5.33%, 7/23/35(h)	331,000	330,628
(SOFR + 1.42%), 5.02%, 10/23/35(h)	175,000	170,871
6.75%, 10/01/37	30,000	32,920
6.25%, 2/01/41	8,000	8,673
Intercontinental Exchange, Inc.,
3.63%, 9/01/28	96,000	92,341
2.10%, 6/15/30	106,000	91,897
LPL Holdings, Inc.,
5.70%, 5/20/27	50,000	50,761
4.63%, 11/15/27(b)	79,000	77,467
6.00%, 5/20/34	40,000	40,808
Morgan Stanley,
(SOFR + 0.88%), 1.59%, 5/04/27(h)	74,000	70,549
(SOFR + 0.86%), 1.51%, 7/20/27(h)	166,000	157,073
(SOFR + 1.00%), 2.48%, 1/21/28(h)	29,000	27,606
3.59%, 7/22/28(c)	22,000	21,325
(SOFR + 2.24%), 6.30%, 10/18/28(h)	110,000	114,605
(SOFR + 1.59%), 5.16%, 4/20/29(h)	47,000	47,400
(SOFR + 1.10%), 4.65%, 10/18/30(h)	145,000	143,000
(SOFR + 1.20%), 2.51%, 10/20/32(h)	18,000	15,267
(SOFR + 1.87%), 5.25%, 4/21/34(h)	139,000	139,207
(SOFR + 1.88%), 5.42%, 7/21/34(h)	20,000	20,206
(SOFR + 2.05%), 6.63%, 11/01/34(h)	57,000	62,492
(SOFR + 1.73%), 5.47%, 1/18/35(h)	69,000	69,900
(SOFR + 1.58%), 5.83%, 4/19/35(h)	43,000	44,691

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.56%), 5.32%, 7/19/35(h)	$105,000	$105,396
State Street Corp.,
(SOFR + 1.05%), 4.68%, 10/22/32(h)	124,000	122,025
(SOFR + 1.49%), 3.03%, 11/01/34(h)	56,000	50,126
(SOFR + 1.96%), 6.12%, 11/21/34(h)	149,000	157,191
		2,988,863
Insurance – 2.4%
Alleghany Corp.,
4.90%, 9/15/44	54,000	50,477
3.25%, 8/15/51	64,000	44,267
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27(b)	90,000	89,663
7.00%, 1/15/31(b)	225,000	226,515
6.50%, 10/01/31(b)	450,000	445,591
American International Group, Inc.,
4.20%, 4/01/28	77,000	75,658
3.40%, 6/30/30	54,000	50,057

AmWINS Group, Inc., 6.38%, 2/15/29(b)	240,000	241,184
Aon North America, Inc., 5.75%, 3/01/54	66,000	66,791
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)	300,000	299,700
Arthur J Gallagher & Co., 6.75%, 2/15/54	17,000	19,332
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	450,000	458,959
CNO Financial Group, Inc., 6.45%, 6/15/34	101,000	104,025
Corebridge Financial, Inc.,
3.90%, 4/05/32	124,000	113,375
6.05%, 9/15/33	97,000	100,680
5.75%, 1/15/34	57,000	58,352
(5Y US Treasury CMT + 3.85%), 6.88%, 12/15/52(h)	27,000	27,636

Equitable Holdings, Inc., 4.57%, 2/15/29(b)	108,000	105,390
	Par(a)	Value
Insurance (Continued)
Hartford Financial Services Group (The), Inc.,
6.10%, 10/01/41	$48,000	$50,126
6.63%, 4/15/42	92,000	99,816
(3M CME Term SOFR + 2.39%), 7.50%, 2/12/47(b)(c)	87,000	80,782
4.40%, 3/15/48	33,000	28,216
3.60%, 8/19/49	8,000	5,980
2.90%, 9/15/51	79,000	50,710

Liberty Mutual Group, Inc., 4.30%, 2/01/61(b)	190,000	124,769
Markel Group, Inc., 6.00%, 5/16/54	181,000	184,574
Marsh & McLennan Cos., Inc.,
4.65%, 3/15/30(i)	100,000	99,737
4.85%, 11/15/31(i)	33,000	32,882
5.00%, 3/15/35(i)	165,000	164,189
5.35%, 11/15/44(i)	12,000	11,980
5.40%, 3/15/55(i)	71,000	70,550

Old Republic International Corp., 5.75%, 3/28/34	23,000	23,372
Panther Escrow Issuer LLC, 7.13%, 6/01/31(b)	185,000	189,418
Ryan Specialty LLC, 5.88%, 8/01/32(b)	295,000	294,015
SBL Holdings, Inc., 7.20%, 10/30/34(b)	166,000	160,936
Willis North America, Inc., 5.90%, 3/05/54	76,000	76,315
		4,326,019
Internet Media & Services – 0.4%
Arches Buyer, Inc., 4.25%, 6/01/28(b)	50,000	45,850
Meta Platforms, Inc.,
4.75%, 8/15/34	47,000	46,490
5.40%, 8/15/54	122,000	122,558
5.75%, 5/15/63	44,000	45,926
5.55%, 8/15/64	100,000	101,362
Uber Technologies, Inc.,
4.30%, 1/15/30	61,000	59,308
5.35%, 9/15/54	141,000	134,468

Ziff Davis, Inc., 4.63%, 10/15/30(b)	158,000	144,580
		700,542
IT Services – 0.4%
Accenture Capital, Inc.,
4.05%, 10/04/29	55,000	53,774
4.25%, 10/04/31	46,000	44,585
4.50%, 10/04/34	105,000	101,495

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
IT Services (Continued)
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	$66,000	$63,266
4.00%, 7/01/29(b)	205,000	195,773

IBM International Capital Pte. Ltd., 5.25%, 2/05/44	101,000	97,510
Kyndryl Holdings, Inc., 6.35%, 2/20/34	118,000	122,220
		678,623
Leisure Facilities & Services – 2.2%
Carnival Corp.,
5.75%, 3/01/27(b)	365,000	366,093
6.00%, 5/01/29(b)	280,000	280,458
7.00%, 8/15/29(b)	20,000	20,917

Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	500,000	507,488
Hilton Domestic Operating Co., Inc.,
3.63%, 2/15/32(b)	335,000	294,046
5.88%, 3/15/33(b)	155,000	155,324

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 6.63%, 1/15/32(b)	580,000	580,143
Hyatt Hotels Corp.,
5.25%, 6/30/29	35,000	35,202
5.50%, 6/30/34	35,000	34,986
Light & Wonder International, Inc.,
7.00%, 5/15/28(b)	160,000	160,679
7.25%, 11/15/29(b)	35,000	35,785
7.50%, 9/01/31(b)	75,000	77,475

Marriott International, Inc., 5.35%, 3/15/35	30,000	29,842
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	315,000	292,243
McDonald's Corp., 5.70%, 2/01/39	23,000	23,987
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	160,000	156,951
3.70%, 3/15/28	115,000	109,585
5.50%, 4/01/28(b)	30,000	29,998
Sabre GLBL, Inc.,
8.63%, 6/01/27(b)	35,000	33,784
11.25%, 12/15/27(b)	110,000	113,324
Travel + Leisure Co.,
6.63%, 7/31/26(b)	145,000	146,225
6.00%, 4/01/27	10,000	10,093
4.50%, 12/01/29(b)	85,000	79,385
	Par(a)	Value
Leisure Facilities & Services (Continued)
Travel + Leisure Co.,
4.63%, 3/01/30(b)	$95,000	$88,570
Yum! Brands, Inc.,
3.63%, 3/15/31	280,000	253,561
4.63%, 1/31/32	95,000	89,065
		4,005,209
Machinery – 0.4%
CNH Industrial Capital LLC, 4.55%, 4/10/28	72,000	71,442
Esab Corp., 6.25%, 4/15/29(b)	95,000	96,673
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	170,000	120,291
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)	95,000	79,677
Ingersoll Rand, Inc.,
5.40%, 8/14/28	53,000	54,192
5.18%, 6/15/29	30,000	30,429
John Deere Capital Corp.,
4.90%, 3/07/31	79,000	79,441
4.40%, 9/08/31	85,000	82,978
5.10%, 4/11/34	70,000	70,977

Nordson Corp., 4.50%, 12/15/29	75,000	73,467
		759,567
Medical Equipment & Devices – 0.6%
Avantor Funding, Inc., 3.88%, 11/01/29(b)	220,000	202,908
Becton Dickinson & Co., 4.69%, 2/13/28	73,000	72,967
Hologic, Inc., 3.25%, 2/15/29(b)	45,000	41,327
Medline Borrower L.P.,
3.88%, 4/01/29(b)	120,000	112,256
6.25%, 4/01/29(b)	250,000	254,361
Solventum Corp.,
5.40%, 3/01/29(b)	83,000	84,057
5.60%, 3/23/34(b)	124,000	124,963
5.90%, 4/30/54(b)	36,000	36,066

Thermo Fisher Scientific, Inc., 5.40%, 8/10/43	42,000	42,593
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	56,000	57,105
		1,028,603

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Metals & Mining – 0.0%(d)
Newmont Corp./Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30	$36,000	$33,321
4.20%, 5/13/50	41,000	34,666
		67,987
Oil & Gas Supply Chain – 5.3%
BP Capital Markets America, Inc.,
4.89%, 9/11/33	29,000	28,511
4.99%, 4/10/34	20,000	19,759
3.00%, 2/24/50	43,000	28,255

Cameron LNG LLC, 2.90%, 7/15/31(b)	57,000	50,019
Cheniere Energy Partners L.P., 4.50%, 10/01/29	66,000	63,545
Civitas Resources, Inc.,
8.38%, 7/01/28(b)	195,000	201,527
8.38%, 7/01/28	15,000	15,502
8.63%, 11/01/30(b)	385,000	404,468

Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(b)	33,000	33,969
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	250,000	237,899
CVR Energy, Inc., 8.50%, 1/15/29(b)	215,000	208,487
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(b)	270,000	277,031
Devon Energy Corp.,
5.20%, 9/15/34	56,000	53,912
5.75%, 9/15/54	46,000	42,808
Diamondback Energy, Inc.,
4.25%, 3/15/52	72,000	56,142
6.25%, 3/15/53	44,000	45,467
5.90%, 4/18/64	64,000	61,985

Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	120,000	117,259
Energy Transfer L.P.,
5.95%, 10/01/43	55,000	54,044
6.00%, 6/15/48	81,000	79,884
6.05%, 9/01/54	99,000	99,119
Enterprise Products Operating LLC,
4.85%, 1/31/34	22,000	21,582
4.95%, 2/15/35	50,000	49,191
5.55%, 2/16/55	32,000	31,764
3.95%, 1/31/60	76,000	56,790
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Enterprise Products Operating LLC,
(3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(h)	$455,000	$446,997
EQM Midstream Partners L.P.,
7.50%, 6/01/27(b)	170,000	173,817
6.50%, 7/01/27(b)	140,000	143,202
5.50%, 7/15/28	100,000	99,253
4.50%, 1/15/29(b)	260,000	250,286
7.50%, 6/01/30(b)	35,000	37,639
4.75%, 1/15/31(b)	145,000	137,839
6.50%, 7/15/48	30,000	30,190

Exxon Mobil Corp., 4.23%, 3/19/40	94,000	84,049
Hess Corp., 4.30%, 4/01/27	85,000	84,100
Hess Midstream Operations L.P.,
5.63%, 2/15/26(b)	144,000	143,654
5.13%, 6/15/28(b)	370,000	362,068
6.50%, 6/01/29(b)	180,000	182,987
4.25%, 2/15/30(b)	60,000	56,025

Kinder Morgan, Inc., 5.30%, 12/01/34	118,000	116,397
Kinetik Holdings L.P.,
6.63%, 12/15/28(b)	160,000	163,416
5.88%, 6/15/30(b)	275,000	272,883
Marathon Petroleum Corp.,
6.50%, 3/01/41	40,000	42,000
5.00%, 9/15/54	35,000	29,721
Matador Resources Co.,
6.88%, 4/15/28(b)	75,000	76,356
6.50%, 4/15/32(b)	200,000	198,073
6.25%, 4/15/33(b)	275,000	269,123
MPLX L.P.,
2.65%, 8/15/30	64,000	56,318
5.50%, 6/01/34	31,000	30,938

New Fortress Energy, Inc., 6.50%, 9/30/26(b)	120,000	111,159
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	215,000	217,087
8.75%, 6/15/31(b)	250,000	258,651
Occidental Petroleum Corp.,
8.50%, 7/15/27	35,000	37,522
6.13%, 1/01/31	61,000	62,864
5.38%, 1/01/32	40,000	39,493
6.20%, 3/15/40	72,000	71,861

ONEOK, Inc., 6.05%, 9/01/33	92,000	95,751

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Ovintiv, Inc.,
5.65%, 5/15/28	$20,000	$20,279
7.10%, 7/15/53	16,000	17,446

Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	70,000	68,580
Shell Finance U.S., Inc., 4.13%, 5/11/35	23,000	21,405
Shell International Finance B.V.,
2.88%, 11/26/41	29,000	21,352
3.00%, 11/26/51	53,000	35,146

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(b)	385,000	399,664
SM Energy Co.,
6.75%, 9/15/26	75,000	75,157
6.50%, 7/15/28	260,000	259,266
6.75%, 8/01/29(b)	215,000	213,675
7.00%, 8/01/32(b)	105,000	104,149
Targa Resources Corp.,
4.20%, 2/01/33	26,000	23,900
5.50%, 2/15/35	32,000	31,929
6.25%, 7/01/52	142,000	146,852

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	55,000	53,368
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	61,000	55,728
Venture Global Calcasieu Pass LLC,
3.88%, 8/15/29(b)	210,000	193,630
4.13%, 8/15/31(b)	175,000	159,501
3.88%, 11/01/33(b)	190,000	165,074

Venture Global LNG, Inc., (5Y US Treasury CMT + 5.44%), 9.00%, 9/30/29(b)(g)(h)	480,000	479,964
Western Midstream Operating L.P.,
6.15%, 4/01/33	129,000	133,346
5.45%, 11/15/34	27,000	26,330
Williams (The) Cos., Inc.,
4.90%, 3/15/29	35,000	34,948
5.10%, 9/15/45	49,000	44,860
		9,506,187
Oil, Gas Services & Equipment – 0.3%
Oceaneering International, Inc., 6.00%, 2/01/28	35,000	34,388
	Par(a)	Value
Oil, Gas Services & Equipment (Continued)
Schlumberger Investment S.A., 5.00%, 6/01/34	$112,000	$111,257
Transocean Aquila Ltd., 8.00%, 9/30/28(b)	68,077	69,877
Transocean Poseidon Ltd., 6.88%, 2/01/27(b)	153,000	152,915
Transocean Titan Financing Ltd., 8.38%, 2/01/28(b)	70,000	72,023
Transocean, Inc., 8.00%, 2/01/27(b)	125,000	124,639
		565,099
Publishing & Broadcasting – 0.1%
iHeartCommunications, Inc.,
5.25%, 8/15/27(b)	175,000	117,707
4.75%, 1/15/28(b)	60,000	36,809
		154,516
Real Estate Investment Trusts – 1.7%
American Homes 4 Rent L.P.,
4.25%, 2/15/28	19,000	18,598
3.63%, 4/15/32	15,000	13,550
5.50%, 2/01/34	137,000	137,755
3.38%, 7/15/51	57,000	38,598
American Tower Corp.,
3.65%, 3/15/27	35,000	34,133
3.60%, 1/15/28	48,000	46,246
1.50%, 1/31/28	98,000	88,311
5.25%, 7/15/28	27,000	27,322
2.70%, 4/15/31	57,000	49,683

Camden Property Trust, 2.80%, 5/15/30	79,000	71,302
Cousins Properties L.P., 5.88%, 10/01/34	155,000	156,365
Crown Castle, Inc.,
4.45%, 2/15/26	78,000	77,633
4.80%, 9/01/28	98,000	97,464
5.60%, 6/01/29	46,000	47,152
3.30%, 7/01/30	41,000	37,344
2.10%, 4/01/31	80,000	66,684
2.50%, 7/15/31	58,000	49,156
5.20%, 9/01/34	40,000	39,269

CubeSmart L.P., 2.50%, 2/15/32	64,000	53,941
Extra Space Storage L.P.,
3.90%, 4/01/29	45,000	43,155
4.00%, 6/15/29	20,000	19,248
2.40%, 10/15/31	75,000	62,754

Healthpeak OP LLC, 5.25%, 12/15/32	63,000	63,478
Hudson Pacific Properties L.P., 3.95%, 11/01/27	65,000	58,284

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	$66,000	$59,831
2.00%, 8/15/31	61,000	49,989
4.88%, 2/01/35	40,000	38,253
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	60,000	58,885
4.88%, 9/15/29(b)	190,000	182,980
5.25%, 7/15/30(b)	55,000	53,178
4.50%, 2/15/31(b)	215,000	199,635

MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	145,000	102,682
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 7/15/34	50,000	50,732
Prologis L.P.,
3.88%, 9/15/28	71,000	69,133
5.25%, 3/15/54	63,000	60,746
Prologis Targeted U.S. Logistics Fund L.P.,
5.25%, 4/01/29(b)	51,000	51,689
5.50%, 4/01/34(b)	36,000	36,414
Regency Centers L.P.,
5.25%, 1/15/34	51,000	51,319
5.10%, 1/15/35	42,000	41,427

Rexford Industrial Realty L.P., 2.15%, 9/01/31	121,000	99,850
Service Properties Trust,
4.75%, 10/01/26	205,000	193,730
8.63%, 11/15/31(b)	160,000	169,092

Welltower OP LLC, 2.75%, 1/15/31	53,000	46,906
		3,013,896
Real Estate Services – 0.0%(d)
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	53,000	56,498
Retail - Consumer Staples – 0.1%
Dollar General Corp., 5.20%, 7/05/28	35,000	35,269
Kroger (The) Co.,
5.00%, 9/15/34	56,000	55,082
5.50%, 9/15/54	55,000	53,411
5.65%, 9/15/64	70,000	68,022
		211,784
	Par(a)	Value
Retail - Discretionary – 0.5%
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28(b)	$100,000	$95,043
3.88%, 11/15/29(b)	125,000	113,672

Ferguson Enterprises, Inc., 5.00%, 10/03/34	44,000	42,705
Genuine Parts Co., 4.95%, 8/15/29	30,000	29,779
Home Depot (The), Inc.,
2.70%, 4/15/30	186,000	168,570
3.30%, 4/15/40	65,000	51,699
3.63%, 4/15/52	21,000	15,928
4.95%, 9/15/52	20,000	18,883
Lowe's Cos., Inc.,
4.65%, 4/15/42	25,000	22,504
5.75%, 7/01/53	22,000	22,225
4.45%, 4/01/62	28,000	22,329
5.80%, 9/15/62	24,000	24,043
5.85%, 4/01/63	36,000	36,383

O'Reilly Automotive, Inc., 5.00%, 8/19/34	70,000	68,609
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	100,000	101,988
		834,360
Semiconductors – 0.5%
Broadcom, Inc.,
5.15%, 11/15/31	47,000	47,407
4.80%, 10/15/34	119,000	115,078
3.19%, 11/15/36(b)	139,000	112,931
4.93%, 5/15/37(b)	51,000	48,907
Entegris, Inc.,
4.38%, 4/15/28(b)	65,000	62,144
5.95%, 6/15/30(b)	70,000	69,924
Intel Corp.,
2.45%, 11/15/29	65,000	57,201
2.00%, 8/12/31	73,000	59,341
5.15%, 2/21/34	19,000	18,563
2.80%, 8/12/41	113,000	74,808
5.70%, 2/10/53	59,000	55,140
5.60%, 2/21/54	60,000	55,496
KLA Corp.,
3.30%, 3/01/50	24,000	17,092
5.25%, 7/15/62	32,000	31,040

QUALCOMM, Inc., 6.00%, 5/20/53	82,000	88,086
Texas Instruments, Inc., 3.88%, 3/15/39	90,000	79,485
		992,643

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Software – 0.6%
Cadence Design Systems, Inc., 4.70%, 9/10/34	$35,000	$34,151
Concentrix Corp.,
6.60%, 8/02/28	30,000	30,397
6.85%, 8/02/33	205,000	206,504

GoTo Group, Inc., 5.50%, 5/01/28(b)	53,361	41,139
Intuit, Inc.,
5.20%, 9/15/33	73,000	74,413
5.50%, 9/15/53	92,000	93,906
Oracle Corp.,
3.25%, 11/15/27	122,000	117,204
2.30%, 3/25/28	59,000	54,591
6.15%, 11/09/29	47,000	49,722
2.95%, 4/01/30	116,000	105,248
3.90%, 5/15/35	32,000	28,447
3.80%, 11/15/37	16,000	13,581
4.00%, 11/15/47	33,000	25,725
3.95%, 3/25/51	26,000	19,822
5.38%, 9/27/54	69,000	65,646
4.38%, 5/15/55	24,000	19,377
5.50%, 9/27/64	98,000	91,931
		1,071,804
Specialty Finance – 1.7%
Aircastle Ltd., (5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(g)(h)	5,000	4,915
Block, Inc.,
3.50%, 6/01/31	65,000	57,620
6.50%, 5/15/32(b)	480,000	488,527

Enact Holdings, Inc., 6.25%, 5/28/29	119,000	121,304
Equifax, Inc., 5.10%, 6/01/28	135,000	135,912
Essent Group Ltd., 6.25%, 7/01/29	71,000	72,651
Fidelity National Information Services, Inc., 1.65%, 3/01/28	63,000	57,019
Fiserv, Inc.,
5.15%, 3/15/27	70,000	70,749
5.45%, 3/02/28	39,000	39,816
3.50%, 7/01/29	101,000	95,481
2.65%, 6/01/30	15,000	13,334
5.15%, 8/12/34	40,000	39,749

Freedom Mortgage Corp., 7.63%, 5/01/26(b)	25,000	25,090
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(b)	145,000	148,498
	Par(a)	Value
Specialty Finance (Continued)
Freedom Mortgage Holdings LLC,
9.13%, 5/15/31(b)	$205,000	$207,659
GATX Corp.,
3.50%, 6/01/32	83,000	73,822
6.90%, 5/01/34	94,000	104,092
6.05%, 6/05/54	31,000	32,297

Global Payments, Inc., 4.45%, 6/01/28	152,000	149,345
Moody's Corp., 5.00%, 8/05/34	22,000	21,865
MSCI, Inc., 3.63%, 9/01/30(b)	73,000	66,886
Navient Corp., 5.00%, 3/15/27	90,000	88,478
OneMain Finance Corp., 3.50%, 1/15/27	125,000	119,297
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/01/27(b)	92,000	90,480
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/01/31(b)	240,000	213,758
4.00%, 10/15/33(b)	385,000	332,046

Synchrony Financial, 7.25%, 2/02/33	285,000	291,807
		3,162,497
Steel – 0.6%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/29(b)	150,000	150,582
7.00%, 3/15/32(b)	80,000	80,090
7.38%, 5/01/33(b)	360,000	362,664
Commercial Metals Co.,
4.13%, 1/15/30	295,000	273,754
4.38%, 3/15/32	160,000	147,194
		1,014,284
Technology Hardware – 0.9%
Avnet, Inc., 6.25%, 3/15/28	45,000	46,484
Cisco Systems, Inc.,
4.95%, 2/26/31	87,000	88,141
5.30%, 2/26/54	48,000	48,289
5.35%, 2/26/64	63,000	63,226
CommScope LLC,
6.00%, 3/01/26(b)	65,000	63,454
4.75%, 9/01/29(b)	90,000	76,950

CommScope Technologies LLC, 5.00%, 3/15/27(b)	240,000	212,270

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Technology Hardware (Continued)

Dell International LLC/EMC Corp., 4.85%, 2/01/35	$58,000	$55,718
Flex Ltd., 4.88%, 5/12/30	55,000	53,832
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	19,000	18,287
NCR Voyix Corp.,
5.00%, 10/01/28(b)	170,000	163,535
5.13%, 4/15/29(b)	14,000	13,380

Pitney Bowes, Inc., 6.88%, 3/15/27(b)	30,000	29,680
Seagate HDD Cayman,
4.88%, 6/01/27	25,000	24,658
4.09%, 6/01/29	70,000	65,999
8.25%, 12/15/29	95,000	102,215
4.13%, 1/15/31	40,000	35,971
9.63%, 12/01/32	3,825	4,359
Western Digital Corp.,
2.85%, 2/01/29	105,000	92,775
3.10%, 2/01/32	25,000	20,913

Zebra Technologies Corp., 6.50%, 6/01/32(b)	380,000	388,784
		1,668,920
Telecommunications – 1.2%
AT&T, Inc.,
3.50%, 6/01/41	115,000	90,156
3.55%, 9/15/55	59,000	40,954
3.80%, 12/01/57	121,000	86,893
3.65%, 9/15/59	66,000	45,288

Level 3 Financing, Inc., 4.25%, 7/01/28(b)	300,000	249,375
Lumen Technologies, Inc.,
4.13%, 4/15/29(b)	35,971	31,475
4.13%, 4/15/30(b)	35,975	30,489

Sable International Finance Ltd., 7.13%, 10/15/32(b)	200,000	201,000
Sprint Capital Corp.,
6.88%, 11/15/28	160,000	171,592
8.75%, 3/15/32	109,000	131,785
T-Mobile USA, Inc.,
2.25%, 2/15/26	97,000	93,936
2.63%, 4/15/26	45,000	43,563
2.63%, 2/15/29	24,000	21,886
3.38%, 4/15/29	60,000	56,334
2.88%, 2/15/31	63,000	55,799
2.55%, 2/15/31	23,000	20,001
3.50%, 4/15/31	132,000	121,037
4.70%, 1/15/35	43,000	41,422
5.75%, 1/15/54	30,000	30,438
	Par(a)	Value
Telecommunications (Continued)
T-Mobile USA, Inc.,
5.25%, 6/15/55	$47,000	$44,543

United States Cellular Corp., 6.70%, 12/15/33	101,000	108,954
Verizon Communications, Inc.,
1.75%, 1/20/31	26,000	21,562
2.55%, 3/21/31	27,000	23,438
2.36%, 3/15/32	116,000	96,714
4.81%, 3/15/39	31,000	29,042
6.55%, 9/15/43	78,000	87,842
5.50%, 2/23/54	71,000	70,628

Zayo Group Holdings, Inc., 4.00%, 3/01/27(b)	130,000	115,701
		2,161,847
Tobacco & Cannabis – 0.1%
Altria Group, Inc., 6.20%, 11/01/28	60,000	62,771
Philip Morris International, Inc.,
4.75%, 11/01/31	68,000	66,924
5.25%, 2/13/34	86,000	86,225
		215,920
Transportation & Logistics – 0.9%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	20,309	19,535
Series 2015-2, Class A, 4.00%, 9/22/27	26,282	24,919
Series 2016-1, Class AA, 3.58%, 1/15/28	3,097	2,984
Series 2016-2, Class AA, 3.20%, 6/15/28	35,860	33,760
Series 2016-2, Class A, 3.65%, 6/15/28	6,520	6,042
Series 2017-1, Class A, 4.00%, 2/15/29	41,519	39,049
Series 2017-2, Class AA, 3.35%, 10/15/29	220,390	207,218
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	32,000	28,597
4.38%, 9/01/42	12,000	10,709
4.55%, 9/01/44	25,000	22,455
3.90%, 8/01/46	61,000	49,475
5.20%, 4/15/54	64,000	62,873
5.50%, 3/15/55	25,000	25,560
CSX Corp.,
4.25%, 11/01/66	28,000	22,151
4.65%, 3/01/68	67,000	57,186

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Transportation & Logistics (Continued)

Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/28	$5,108	$4,739
FedEx Corp.,
3.25%, 4/01/26	170,000	166,637
3.88%, 8/01/42	16,000	12,739
4.10%, 2/01/45	26,000	20,880
4.55%, 4/01/46	59,000	50,192
4.40%, 1/15/47	14,000	11,613

FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 2/20/34	33,017	27,919
Norfolk Southern Corp.,
5.05%, 8/01/30	8,000	8,112
3.95%, 10/01/42	38,000	31,472
5.95%, 3/15/64	81,000	85,653

Rand Parent LLC, 8.50%, 2/15/30(b)	135,000	134,703
Ryder System, Inc.,
5.38%, 3/15/29	9,000	9,150
5.50%, 6/01/29	60,000	61,324
4.95%, 9/01/29	45,000	44,960
6.60%, 12/01/33	61,000	66,273

U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	47,724	46,995
Union Pacific Corp.,
3.38%, 2/01/35	13,000	11,416
3.60%, 9/15/37	14,000	12,008
3.55%, 8/15/39	48,000	39,899
4.05%, 11/15/45	16,000	13,285
3.35%, 8/15/46	7,000	5,163
3.95%, 8/15/59	34,000	26,207
3.84%, 3/20/60	9,000	6,758
3.55%, 5/20/61	19,000	13,395
3.75%, 2/05/70	7,000	4,967
United Airlines Pass Through Trust,
Series 2020-1, Class B, 4.88%, 1/15/26	60,800	60,261
Series 2020-1, Class A, 5.88%, 10/15/27	36,850	37,677
Series 2016-2, Class AA, 2.88%, 10/07/28	2,580	2,387

United Parcel Service, Inc., 5.50%, 5/22/54	27,000	27,543
		1,656,840
Transportation Equipment – 0.1%
Allison Transmission, Inc., 4.75%, 10/01/27(b)	155,000	151,163
	Par(a)	Value
Wholesale - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp., 4.65%, 9/17/34	$44,000	$42,201
Performance Food Group, Inc.,
4.25%, 8/01/29(b)	405,000	379,069
6.13%, 9/15/32(b)	55,000	55,230
		476,500
Total Corporate Bonds (Cost $76,122,712)		75,678,098

Foreign Issuer Bonds – 44.9%
Angola – 0.2%
Angolan Government International Bond,
8.00%, 11/26/29	200,000	182,928
8.75%, 4/14/32	265,000	239,825
		422,753
Argentina – 0.4%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(j)	648,480	436,318
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(j)	312,220	172,317
5.00%, 1/09/38	204,592	121,704
		730,339
Australia – 0.4%
BHP Billiton Finance USA Ltd.,
5.25%, 9/08/30	62,000	63,576
4.90%, 2/28/33	44,000	43,907
5.25%, 9/08/33	80,000	81,326
5.50%, 9/08/53	19,000	19,298

CIMIC Finance USA Pty. Ltd., 7.00%, 3/25/34(b)	35,000	36,750
Mineral Resources Ltd., 9.25%, 10/01/28(b)	195,000	205,291
NBN Co. Ltd., 2.50%, 1/08/32(b)	200,000	170,200
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	35,000	22,318
		642,666
Bahrain – 0.5%
Bahrain Government International Bond,
6.75%, 9/20/29	600,000	616,456
7.50%, 2/12/36(b)	200,000	209,844
		826,300

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/01/36		$66,000	$63,607
4.90%, 2/01/46		197,000	183,922

Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38		93,000	85,702
KBC Group N.V., (1Y US Treasury CMT + 1.07%), 4.93%, 10/16/30(b)(h)		200,000	197,844
			531,075
Brazil – 3.3%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32(b)		236,198	237,245
Aegea Finance S.a.r.l., 9.00%, 1/20/31(b)		200,000	213,234
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/27	BRL	17,555,000	2,881,830
10.00%, 1/01/29	BRL	5,357,000	846,329
Brazilian Government International Bond,
6.00%, 10/20/33		200,000	198,395
5.00%, 1/27/45		200,000	157,232
7.13%, 5/13/54		400,000	399,073

CSN Resources S.A., 4.63%, 6/10/31(b)		200,000	158,396
Minerva Luxembourg S.A., 8.88%, 9/13/33(b)		200,000	210,008
Samarco Mineracao S.A., (100% Cash), 9.00%, 6/30/31(b)(f)		233,440	221,686
Yinson Boronia Production B.V., 8.95%, 7/31/42(b)		310,000	328,256
			5,851,684
Canada – 1.7%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)		390,000	371,726
3.50%, 2/15/29(b)		40,000	36,927
6.13%, 6/15/29(b)		270,000	274,714
5.63%, 9/15/29(b)		10,000	9,975
4.00%, 10/15/30(b)		225,000	203,209

Bank of Montreal, 5.51%, 6/04/31		65,000	66,548
Bank of Nova Scotia (The), 4.85%, 2/01/30		44,000	43,918
Bombardier, Inc., 6.00%, 2/15/28(b)		175,000	174,804
		Par(a)	Value
Canada (Continued)

Canadian Imperial Bank of Commerce, (5Y US Treasury CMT + 2.83%), 6.95%, 1/28/85(h)(i)		$200,000	$199,628
Canadian Pacific Railway Co., 2.88%, 11/15/29		62,000	56,681
MEG Energy Corp., 5.88%, 2/01/29(b)		285,000	279,411
Nutrien Ltd.,
5.95%, 11/07/25		24,000	24,310
4.90%, 3/27/28		19,000	19,138
2.95%, 5/13/30		179,000	162,743
5.40%, 6/21/34		67,000	67,421
5.88%, 12/01/36		7,000	7,270

Open Text Holdings, Inc., 4.13%, 2/15/30(b)		160,000	146,887
Parkland Corp.,
5.88%, 7/15/27(b)		210,000	207,805
4.50%, 10/01/29(b)		205,000	190,442
6.63%, 8/15/32(b)		75,000	74,843

Rogers Communications, Inc., 4.55%, 3/15/52		42,000	34,825
Royal Bank of Canada,
(SOFR + 1.10%), 4.97%, 8/02/30(h)		55,000	55,119
(SOFR Index + 1.08%), 4.65%, 10/18/30(h)		100,000	98,935
(5Y US Treasury CMT + 2.26%), 6.35%, 11/24/34(g)(h)(i)		200,000	192,750

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(b)		83,000	81,965
Toronto-Dominion Bank (The), 5.52%, 7/17/28		57,000	58,299
			3,140,293
Chile – 1.1%
AES Andes S.A., 6.30%, 3/15/29(b)		200,000	204,165
Antofagasta PLC, 6.25%, 5/02/34(b)		200,000	207,876
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(b)	CLP	95,000,000	97,275
6.00%, 4/01/33(b)	CLP	75,000,000	79,903
5.00%, 3/01/35	CLP	355,000,000	354,287
Corp Nacional del Cobre de Chile,
6.44%, 1/26/36		400,000	416,276
3.70%, 1/30/50		200,000	139,778
6.30%, 9/08/53		200,000	200,735

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Chile (Continued)

Empresa Nacional del Petroleo, 6.15%, 5/10/33(b)		$200,000	$204,400
			1,904,695
China – 0.2%
Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23		200,000	6,125
Fortune Star BVI Ltd., 5.00%, 5/18/26		200,000	191,500
Kaisa Group Holdings Ltd., 9.38%, 6/30/24(k)		200,000	9,500
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29		63,000	61,276
Sunac China Holdings Ltd.,
6.25%, 9/30/26(b)(f)		18,653	3,003
6.50%, 9/30/27(b)(f)		37,398	5,750
6.75%, 9/30/28(b)(f)		56,232	8,435
7.00%, 9/30/29(b)(f)		56,369	7,821
7.25%, 9/30/30(b)(f)		26,548	3,517

Times China Holdings Ltd., 6.20%, 3/22/26(k)		215,000	6,785
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27		200,000	12,600
Zhenro Properties Group Ltd., 6.63%, 1/07/26(k)		200,000	750
			317,062
Colombia – 2.0%
Aris Mining Corp., 8.00%, 10/31/29(b)		200,000	200,737
Colombia Government International Bond,
3.88%, 4/25/27		200,000	191,320
8.00%, 11/14/35		200,000	202,263
7.38%, 9/18/37		183,000	174,628
8.75%, 11/14/53		400,000	406,228
Colombian TES,
6.00%, 4/28/28	COP	226,800,000	45,600
7.75%, 9/18/30	COP	1,803,600,000	364,516
7.00%, 6/30/32	COP	2,029,800,000	374,917
13.25%, 2/09/33	COP	2,188,400,000	558,229
6.25%, 7/09/36	COP	500,100,000	77,699
Ecopetrol S.A.,
7.75%, 2/01/32		105,000	102,374
8.38%, 1/19/36		420,000	410,488
5.88%, 5/28/45		195,000	137,232
		Par(a)	Value
Colombia (Continued)

Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		$200,000	$184,300
Termocandelaria Power S.A., 7.75%, 9/17/31(b)		200,000	201,000
			3,631,531
Costa Rica – 0.2%
Costa Rica Government International Bond,
6.55%, 4/03/34(b)		200,000	207,541
7.30%, 11/13/54(b)		200,000	211,100
			418,641
Czech Republic – 1.0%
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	8,230,000	338,661
0.95%, 5/15/30	CZK	8,670,000	320,319
1.20%, 3/13/31	CZK	16,840,000	615,372
1.75%, 6/23/32	CZK	5,220,000	192,198
2.00%, 10/13/33	CZK	10,070,000	366,844
			1,833,394
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 1.10%), 4.61%, 10/02/30(b)(h)		200,000	195,263
Dominican Republic – 0.5%
Dominican Republic International Bond,
4.50%, 1/30/30(b)		480,000	444,720
4.88%, 9/23/32(b)		200,000	182,733
6.85%, 1/27/45		200,000	203,195
			830,648
Ecuador – 0.5%
Ecuador Government International Bond,
6.90%, 7/31/30		310,164	213,753
0.00%, 7/31/30(e)		148,000	80,511
(Step to 6.90% on 7/31/25), 5.50%, 7/31/35(j)		250,000	138,067
(Step to 6.90% on 7/31/25), 5.50%, 7/31/35(b)(j)		381,291	210,574
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(j)		475,000	240,104
			883,009
Egypt – 0.7%
Egypt Government International Bond,
5.88%, 2/16/31		200,000	165,374

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Egypt (Continued)
Egypt Government International Bond,
7.05%, 1/15/32(b)	$535,000	$458,789
7.63%, 5/29/32	260,000	227,956
8.50%, 1/31/47	300,000	237,736
7.50%, 2/16/61	200,000	140,812
		1,230,667
El Salvador – 0.3%
El Salvador Government International Bond,
8.63%, 2/28/29	10,000	9,819
0.25%, 4/17/30(b)	150,000	3,771
9.25%, 4/17/30(b)	150,000	148,500
8.25%, 4/10/32	101,000	94,300
7.65%, 6/15/35	38,000	33,060
7.12%, 1/20/50	230,000	175,110
9.50%, 7/15/52	150,000	142,373
		606,933
France – 0.2%
Altice France S.A., 8.13%, 2/01/27(b)	200,000	165,657
TotalEnergies Capital S.A.,
5.15%, 4/05/34	36,000	36,332
5.28%, 9/10/54	164,000	157,381
5.64%, 4/05/64	60,000	59,789
		419,159
Gabon – 0.1%
Gabon Government International Bond, 6.63%, 2/06/31	200,000	159,252
Germany – 0.3%
Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(b)	150,000	147,930
ZF North America Capital, Inc.,
6.88%, 4/14/28(b)	150,000	151,297
6.88%, 4/23/32(b)	225,000	219,803
		519,030
Ghana – 0.3%
Ghana Government International Bond,
0.00%, 7/03/26(e)	29,600	27,519
(Step to 6.00% on 7/03/28), 5.00%, 7/03/29(j)	223,850	192,511
		Par(a)	Value
Ghana (Continued)
Ghana Government International Bond,
0.00%, 1/03/30(e)		$50,105	$38,070
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(j)		321,900	224,968
			483,068
Guatemala – 0.4%
Guatemala Government Bond,
6.05%, 8/06/31(b)		200,000	199,200
5.38%, 4/24/32		200,000	192,600
3.70%, 10/07/33(b)		200,000	164,900
6.55%, 2/06/37(b)		200,000	201,480
			758,180
Hungary – 0.8%
Hungary Government Bond,
2.75%, 12/22/26	HUF	77,250,000	191,638
3.00%, 10/27/27	HUF	62,670,000	151,288
3.25%, 10/22/31	HUF	59,400,000	128,405
4.75%, 11/24/32	HUF	14,850,000	34,625
2.25%, 4/20/33	HUF	154,400,000	292,336

Hungary Government International Bond, 6.75%, 9/25/52(b)		200,000	212,792
Magyar Export-Import Bank Zrt., 6.13%, 12/04/27(b)		200,000	203,694
MVM Energetika Zrt., 6.50%, 3/13/31		200,000	205,210
			1,419,988
India – 1.2%
India Government Bond,
7.17%, 4/17/30	INR	3,000,000	36,290
7.18%, 8/14/33	INR	120,260,000	1,460,359
7.10%, 4/08/34	INR	53,160,000	643,580
			2,140,229
Indonesia – 3.3%
Freeport Indonesia PT, 5.32%, 4/14/32(b)		200,000	197,525
Indonesia Government International Bond,
4.70%, 2/10/34		200,000	195,484
5.65%, 1/11/53		450,000	465,187
5.15%, 9/10/54		200,000	193,855
Indonesia Treasury Bond,
9.00%, 3/15/29	IDR	4,814,000,000	332,917
6.88%, 4/15/29	IDR	7,360,000,000	472,461
7.00%, 9/15/30	IDR	3,482,000,000	224,443
6.38%, 4/15/32	IDR	3,817,000,000	237,497

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Indonesia (Continued)
Indonesia Treasury Bond,
7.50%, 8/15/32	IDR	$5,944,000,000	$393,556
7.00%, 2/15/33	IDR	9,146,000,000	588,838
6.63%, 2/15/34	IDR	18,425,000,000	1,158,461
8.38%, 3/15/34	IDR	2,453,000,000	171,980
7.50%, 6/15/35	IDR	2,678,000,000	177,987
6.75%, 7/15/35	IDR	7,681,000,000	486,825
Perusahaan Penerbit SBSN Indonesia III,
4.70%, 6/06/32(b)		200,000	197,005
5.60%, 11/15/33(b)		200,000	208,345
5.20%, 7/02/34(b)		200,000	202,000
			5,904,366
Ireland – 0.4%
GGAM Finance Ltd.,
6.88%, 4/15/29(b)		100,000	101,906
5.88%, 3/15/30(b)		375,000	369,844

Smurfit Kappa Treasury ULC, 5.44%, 4/03/34(b)		200,000	201,176
			672,926
Israel – 1.3%
Israel Government International Bond,
5.38%, 3/12/29		200,000	200,315
5.50%, 3/12/34		600,000	584,550
5.75%, 3/12/54		200,000	182,801
Leviathan Bond Ltd.,
6.50%, 6/30/27(b)		105,000	99,434
6.75%, 6/30/30(b)		215,000	197,157

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		60,000	60,478
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		300,000	285,987
7.88%, 9/15/29		200,000	215,778
4.10%, 10/01/46		787,000	554,828
			2,381,328
Italy – 0.2%
Optics Bidco S.p.A.,
6.38%, 11/15/33(b)		59,000	59,456
6.00%, 9/30/34(b)		9,000	8,773
7.20%, 7/18/36(b)		59,000	60,695

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(h)		200,000	192,904
			321,828
		Par(a)	Value
Jamaica – 0.1%
Jamaica Government International Bond, 8.00%, 3/15/39		$100,000	$119,250
Japan – 0.3%
Rakuten Group, Inc., 11.25%, 2/15/27(b)		200,000	217,500
SoftBank Group Corp., 4.63%, 7/06/28		405,000	386,686
			604,186
Jordan – 0.2%
Jordan Government International Bond,
7.50%, 1/13/29		200,000	203,856
7.38%, 10/10/47		200,000	181,894
			385,750
Kazakhstan – 0.1%
KazMunayGas National Co. JSC, 5.75%, 4/19/47		300,000	264,685
Kenya – 0.1%
Republic of Kenya Government International Bond, 9.75%, 2/16/31		250,000	251,628
Lebanon – 0.1%
Lebanon Government International Bond,
6.10%, 10/04/22(k)		700,000	59,936
6.00%, 1/27/23(k)		245,000	20,734
6.65%, 4/22/24(k)		150,000	12,477
6.85%, 3/23/27(l)		900,000	75,911
8.25%, 5/17/34(k)		225,000	19,253
			188,311
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	202,955
Macau – 0.4%
MGM China Holdings Ltd.,
4.75%, 2/01/27(b)		210,000	202,955
7.13%, 6/26/31(b)		205,000	208,270
Wynn Macau Ltd.,
5.50%, 1/15/26(b)		200,000	197,698
5.13%, 12/15/29(b)		200,000	185,750
			794,673
Malaysia – 1.9%
Malaysia Government Bond,
3.52%, 4/20/28	MYR	1,216,000	276,903
3.73%, 6/15/28	MYR	2,322,000	532,076

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Malaysia (Continued)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	$3,048,000	$702,601
4.76%, 4/07/37	MYR	2,369,000	581,268
4.89%, 6/08/38	MYR	2,185,000	544,857
4.05%, 4/18/39	MYR	1,259,000	288,679
3.76%, 5/22/40	MYR	778,000	171,636

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	386,836
			3,484,856
Mexico – 3.1%
Cemex S.A.B. de C.V., (5Y US Treasury CMT + 5.16%), 9.13%, 3/14/28(b)(g)(h)		275,000	292,764
Comision Federal de Electricidad, 6.45%, 1/24/35(b)		200,000	193,041
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 1/31/41(b)		200,000	200,500
Mexican Bonos,
8.50%, 3/01/29	MXN	5,550,000	263,076
7.75%, 5/29/31	MXN	11,708,600	525,174
7.50%, 5/26/33	MXN	25,123,700	1,073,001
7.75%, 11/23/34	MXN	18,290,300	783,167
10.00%, 11/20/36	MXN	1,224,400	61,005
8.50%, 11/18/38	MXN	10,499,200	459,711
7.75%, 11/13/42	MXN	5,936,800	235,001
Mexico Government International Bond,
6.35%, 2/09/35		400,000	401,319
6.34%, 5/04/53		330,000	306,220
Petroleos Mexicanos,
6.50%, 3/13/27		9,000	85,372
8.75%, 6/02/29		32,808	33,245
5.95%, 1/28/31		99,000	142,174
6.70%, 2/16/32		173,000	153,839
6.63%, 6/15/35		132,000	108,188
6.38%, 1/23/45		44,000	30,694
6.75%, 9/21/47		7,000	104,530
7.69%, 1/23/50		67,000	51,987
			5,504,008
Morocco – 0.2%
Morocco Government International Bond, 5.95%, 3/08/28(b)		200,000	203,007
OCP S.A., 7.50%, 5/02/54(b)		200,000	207,000
			410,007
		Par(a)	Value
Mozambique – 0.1%
Mozambique International Bond, 9.00%, 9/15/31		$200,000	$167,629
Nigeria – 0.4%
Nigeria Government International Bond,
7.38%, 9/28/33		400,000	337,988
7.70%, 2/23/38(b)		390,000	316,875
			654,863
Oman – 0.6%
Mazoon Assets Co. SAOC, 5.50%, 2/14/29(b)		200,000	202,166
Oman Government International Bond,
6.25%, 1/25/31(b)		700,000	728,777
6.50%, 3/08/47		200,000	201,442
			1,132,385
Pakistan – 0.2%
Pakistan Government International Bond, 6.88%, 12/05/27		335,000	303,175
Panama – 0.5%
Panama Government International Bond,
3.16%, 1/23/30		200,000	172,145
6.40%, 2/14/35		200,000	191,232
7.88%, 3/01/57		525,000	548,117
			911,494
Peru – 0.9%
Banco de Credito del Peru S.A., (5Y US Treasury CMT + 2.24%), 5.80%, 3/10/35(b)(h)		200,000	196,100
Cia de Minas Buenaventura S.A.A., 5.50%, 7/23/26		200,000	196,918
Niagara Energy S.A.C., 5.75%, 10/03/34(b)		200,000	195,445
Peru Government Bond,
6.15%, 8/12/32	PEN	417,000	108,098
7.30%, 8/12/33(b)	PEN	670,000	184,746
5.40%, 8/12/34	PEN	222,000	52,859
Peruvian Government International Bond,
6.95%, 8/12/31	PEN	419,000	115,136
6.90%, 8/12/37	PEN	1,134,000	292,293
3.55%, 3/10/51		200,000	140,953
5.88%, 8/08/54		200,000	197,509
			1,680,057

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Philippines – 0.6%
Philippine Government International Bond,
2.95%, 5/05/45		$385,000	$268,537
3.20%, 7/06/46		350,000	251,162
5.50%, 1/17/48		600,000	606,000
			1,125,699
Poland – 1.6%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(b)		200,000	201,796
Republic of Poland Government Bond,
2.50%, 7/25/26	PLN	895,000	214,713
2.50%, 7/25/27	PLN	981,000	229,232
2.75%, 10/25/29	PLN	1,005,000	220,809
1.25%, 10/25/30	PLN	2,014,000	392,176
1.75%, 4/25/32	PLN	2,257,000	427,856
5.00%, 10/25/34	PLN	1,767,000	410,210
Republic of Poland Government International Bond,
4.63%, 3/18/29		140,000	139,930
4.88%, 10/04/33		532,000	523,621
5.50%, 3/18/54		158,000	152,583
			2,912,926
Romania – 1.1%
Romania Government Bond,
5.80%, 7/26/27	RON	620,000	134,630
5.00%, 2/12/29	RON	470,000	97,406
7.35%, 4/28/31	RON	1,605,000	361,825
6.70%, 2/25/32	RON	2,280,000	491,445
Romanian Government International Bond,
6.63%, 2/17/28(b)		76,000	78,350
5.88%, 1/30/29(b)		152,000	152,875
7.13%, 1/17/33(b)		214,000	226,840
6.38%, 1/30/34(b)		200,000	199,548
7.63%, 1/17/53(b)		222,000	239,760
			1,982,679
Saudi Arabia – 0.9%
Saudi Arabian Oil Co., 5.25%, 7/17/34(b)		200,000	200,156
Saudi Government International Bond,
4.75%, 1/16/30(b)		404,000	401,998
5.00%, 1/16/34		630,000	626,986
5.75%, 1/16/54(b)		406,000	393,572
			1,622,712
		Par(a)	Value
Senegal – 0.3%
Senegal Government International Bond,
6.25%, 5/23/33		$400,000	$330,000
6.75%, 3/13/48		200,000	140,992
			470,992
Serbia – 0.1%
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/29(b)		200,000	200,438
South Africa – 2.7%
Eskom Holdings SOC Ltd., 8.45%, 8/10/28		400,000	417,832
Republic of South Africa Government Bond,
7.00%, 2/28/31	ZAR	1,611,193	80,077
8.25%, 3/31/32	ZAR	12,846,227	666,195
8.88%, 2/28/35	ZAR	29,721,863	1,510,478
8.50%, 1/31/37	ZAR	15,024,445	713,986
9.00%, 1/31/40	ZAR	10,406,227	496,377
8.75%, 1/31/44	ZAR	7,461,447	338,709
Republic of South Africa Government International Bond,
4.85%, 9/30/29		300,000	283,194
5.65%, 9/27/47		450,000	353,362
			4,860,210
Spain – 0.2%
Banco Santander S.A., 5.44%, 7/15/31		200,000	203,247
CaixaBank S.A., (SOFR + 2.26%), 6.04%, 6/15/35(b)(h)		200,000	205,110
			408,357
Sri Lanka – 0.2%
Sri Lanka Government International Bond, 7.55%, 3/28/30		590,000	364,970
Switzerland – 0.2%
Tyco Electronics Group S.A., 4.63%, 2/01/30		65,000	64,594
UBS A.G., 5.65%, 9/11/28		200,000	206,172
			270,766
Thailand – 0.8%
Thailand Government Bond,
1.59%, 12/17/35	THB	5,110,000	138,304
3.30%, 6/17/38	THB	11,699,000	372,379
3.45%, 6/17/43	THB	31,204,000	997,430
			1,508,113

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Turkey – 1.6%
Akbank T.A.S., (5Y US Treasury CMT + 5.27%), 9.37%, 3/14/29(b)(g)(h)		$400,000	$409,346
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(b)		200,000	216,450
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(b)		400,000	436,530
TAV Havalimanlari Holding A.S., 8.50%, 12/07/28		200,000	207,000
Turkiye Government Bond, 31.08%, 11/08/28	TRY	27,556,174	390,583
Turkiye Government International Bond, 5.75%, 5/11/47		225,000	174,206
Turkiye Vakiflar Bankasi T.A.O.,
(5Y US Treasury CMT + 5.49%), 10.12%, 4/24/29(b)(g)(h)		200,000	211,030
(5Y US Treasury CMT + 4.67%), 8.99%, 10/05/34(b)(h)		200,000	206,618
Yapi ve Kredi Bankasi A.S.,
(5Y US Treasury CMT + 5.50%), 9.74%, 4/04/29(b)(g)(h)		200,000	206,749
(5Y US Treasury CMT + 5.28%), 9.25%, 1/17/34(b)(h)		200,000	210,350

Zorlu Enerji Elektrik Uretim A.S., 11.00%, 4/23/30(b)		200,000	200,693
			2,869,555
Ukraine – 0.6%
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 0.00%, 2/01/34(b)(j)		126,049	47,268
(Step to 4.50% on 8/01/25), 1.75%, 2/01/34(b)(j)		168,958	80,677
(Step to 3.00% on 2/01/27), 0.00%, 2/01/35(b)(j)		106,519	51,928
(Step to 4.50% on 8/01/25), 1.75%, 2/01/35(b)(j)		246,305	114,483
(Step to 3.00% on 2/01/27), 0.00%, 2/01/36(b)(j)		88,764	42,829
	Par(a)	Value
Ukraine (Continued)
Ukraine Government International Bond,
(Step to 4.50% on 8/01/25), 1.75%, 2/01/36(b)(j)	$118,636	$54,261
2.11%, 8/01/41(c)(m)	1,069,000	771,645
		1,163,091
United Arab Emirates – 0.8%
Adnoc Murban Rsc Ltd.,
4.50%, 9/11/34(b)	200,000	190,750
5.13%, 9/11/54(b)	225,000	210,597
Finance Department Government of Sharjah,
6.50%, 11/23/32(b)	200,000	210,608
6.13%, 3/06/36(b)	200,000	200,699

Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(b)	202,442	163,754
MDGH GMTN RSC Ltd.,
5.50%, 4/28/33	200,000	206,497
5.88%, 5/01/34	200,000	211,645
		1,394,550
United Kingdom – 1.1%
Ardonagh Finco Ltd., 7.75%, 2/15/31(b)	400,000	410,067
Ardonagh Group Finance Ltd., 8.88%, 2/15/32(b)	200,000	204,308
Astrazeneca Finance LLC, 4.85%, 2/26/29	101,000	101,961
BAT Capital Corp.,
7.08%, 8/02/43	54,000	59,009
7.08%, 8/02/53	75,000	83,070

Global Auto Holdings Ltd./AAG FH UK Ltd., 8.38%, 1/15/29(b)	400,000	375,590
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29(b)	140,000	144,269
6.50%, 3/26/31(b)	275,000	285,681

Reynolds American, Inc., 5.85%, 8/15/45	16,000	15,434
Swiss RE Subordinated Finance PLC, (3M CME Term SOFR + 1.81%), 5.70%, 4/05/35(b)(h)	200,000	200,240
Vodafone Group PLC, 5.88%, 6/28/64	70,000	68,822
		1,948,451

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Uruguay – 0.3%
Uruguay Government International Bond,
5.10%, 6/18/50	$30,000	$28,448
4.98%, 4/20/55	502,029	461,538
		489,986
Uzbekistan – 0.2%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31(b)	200,000	200,330
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	200,000	166,511
		366,841
Venezuela – 0.1%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(k)	185,101	18,553
6.00%, 5/16/24(k)	90,653	8,521
5.38%, 4/12/27(k)	82,800	8,022
Venezuela Government International Bond,
7.75%, 10/13/19(k)	93,400	11,703
8.25%, 10/13/24(k)	259,100	34,937
11.75%, 10/21/26(k)	42,200	6,629
9.25%, 9/15/27(k)	201,200	30,180
9.25%, 5/07/28(k)	425,300	61,660
11.95%, 8/05/31(k)	92,000	14,046
		194,251
Zambia – 0.3%
First Quantum Minerals Ltd.,
9.38%, 3/01/29(b)	290,000	308,314
8.63%, 6/01/31(b)	200,000	202,327
		510,641
Total Foreign Issuer Bonds (Cost $81,898,042)		80,901,447

Mortgage-Backed Securities – 0.6%
Commercial Mortgage-Backed Securities – 0.5%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.80%, 5/10/47(b)(n)	175,000	144,375
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	96,158	87,504
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.15%, 8/10/44(b)(n)	35,000	27,077
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 5.15%, 8/10/44(b)(n)	$315,000	$171,875

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	90,564
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.08%, 8/15/46(n)	110,000	67,158
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(n)	100,000	65,597
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	45,502
Series 2016-C36, Class C, 4.12%, 11/15/59(n)	45,000	35,790
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.85%, 3/15/44(b)(n)	56,647	18,127
Series 2012-C10, Class C, 4.31%, 12/15/45(n)	120,000	97,730
		851,299
Specialty Finance – 0.1%
GS Mortgage Securities Trust,
Series 2013-GC13, Class C, 3.87%, 7/10/46(b)(n)	320,000	267,200
Series 2014-GC22, Class D, 4.57%, 6/10/47(b)(n)	50,000	16,121
		283,321
Total Mortgage-Backed Securities (Cost $1,570,836)		1,134,620

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value

Term Loans – 2.3%(c)
Advertising & Marketing – 0.1%
Neptune BidCo US, Inc., Dollar Term B Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 9.76%, 4/11/29	$130,916	$120,770
Planet US Buyer LLC, Term Loan, (3M USD CME Term SOFR + 3.50%), 8.60%, 2/07/31	113,715	113,971
		234,741
Asset Management – 0.2%
Edelman Financial Engines Center LLC, The 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 3.25%), 7.94%, 4/07/28	220,214	220,168
GTCR Everest Borrower LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 7.60%, 9/05/31	38,000	37,850
HighTower Holding LLC, Amendment No. 7 Term Loan, (3M USD CME Term SOFR + 3.50%), 8.75%, 4/21/28	112,404	112,488
		370,506
Chemicals – 0.1%
Chemours Co., The Tranche B-3 US$ Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.19%, 8/18/28	99,990	100,115
Commercial Support Services – 0.5%
First Advantage Holdings LLC, Term B-2 Loan, 9/19/31(o)	395,277	395,277
Fortress Intermediate 3, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%), 8.44%, 6/27/31	283,537	282,948
Ryan LLC, Closing Date Initial Term Loan,
11/14/30(o)	104,071	103,778
(1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.19%, 11/14/30	49,136	48,998

VT Topco, Inc., Incremental Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.19%, 8/09/30	56,102	56,219
		887,220
	Par(a)	Value
Consumer Cyclical – 0.1%
Grant Thornton Advisors LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.25%), 7.94%, 6/02/31	$146,099	$146,111
Consumer Non-Cyclical – 0.1%
Hanger, Inc., Delayed Draw Term Loan, 10/23/31(o)	12,000	12,005
Hanger, Inc., Initial Term Loan, 10/23/31(o)	95,000	95,040
		107,045
Electric Utilities – 0.0%(d)
Talen Energy Supply LLC, Initial Term B Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.60%, 5/17/30	24,638	24,673
Talen Energy Supply LLC, Initial Term C Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.60%, 5/17/30	11,960	11,977
		36,650
Food – 0.1%
Chobani LLC, 2023 Additional Term Loan, (1M USD CME Term SOFR + 3.75%), 8.44%, 10/25/27	124,063	124,554
Health Care Facilities & Services – 0.2%
Inception Holdco S.a.r.l. Facility B-4, (3M USD CME Term SOFR + 4.50%), 9.10%, 4/09/31	147,453	148,128
Star Parent, Inc., Term Loan, (3M USD CME Term SOFR + 3.75%), 8.35%, 9/27/30	164,911	161,222
VetStrategy Canada Holdings, Inc., Facility B-10, (3M USD CME Term SOFR + 4.75%), 9.39%, 12/12/28	96,274	96,594
		405,944
Institutional Financial Services – 0.0%(d)
Eisner Advisory Group LLC, February 2024 Incremental Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 8.69%, 2/28/31	86,349	86,611

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Insurance – 0.4%
Acrisure LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 3.25%), 8.01%, 11/06/30	$309,966	$309,191
Amynta Agency Borrower, Inc., (Amynta Warranty Borrower, Inc.), 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 3.75%), 8.44%, 2/28/28	279,300	279,842
Asurion LLC, New B-11 Term Loan, (1M USD CME Term SOFR + 4.25%), 9.04%, 8/19/28	143,904	143,005
Truist Insurance Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 9.35%, 5/06/32	72,778	73,669
		805,707
Internet Media & Services – 0.1%
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
3/15/30(o)	140,000	139,591
(1M USD CME Term SOFR + 4.75%), 9.44%, 3/15/30	73,944	73,728
		213,319
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.09%, 5/10/27	284,653	284,357
Publishing & Broadcasting – 0.1%
Cengage Learning, Inc., Term B Loan, (6M USD CME Term SOFR + 4.25%, 1.00% Floor), 9.54%, 3/24/31	196,338	197,041
	Par(a)	Value
Software – 0.1%
Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 3.25%), 8.09%, 5/01/31	$145,270	$145,270
UKG, Inc., 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.00%), 7.62%, 2/10/31	6,982	13,976
		159,246
Total Term Loans (Cost $4,154,216)		4,159,167

U.S. Government Obligations – 1.3%
U.S. Treasury Bonds – 0.1%
4.13%, 8/15/44(i)	278,500	261,529
4.63%, 5/15/54	14,900	15,247
		276,776
U.S. Treasury Notes – 1.2%
3.50%, 9/30/26	101,000	99,769
3.88%, 10/15/27	97,000	96,333
3.50%, 9/30/29	285,900	249,494
4.13%, 10/31/29	370,000	369,595
3.63%, 9/30/31	22,800	21,984
3.38%, 5/15/33	21,000	19,671
3.88%, 8/15/34	1,325,800	1,282,712
		2,139,558
Total U.S. Government Obligations (Cost $2,443,919)		2,416,334

	Number of Shares
Warrants – 0.0%(d)
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd., 6/30/27(p)*	4,298	—
Mcdermott International Ltd. (OTC Exchange), 6/30/27(p)*	3,868	—
Total Warrants (Cost $6,000)		—

Par(a)/Number of Shares
Short-Term Investments – 4.5%
Convertible Bonds – 0.2%
Booking Holdings, Inc., 0.75%, 5/01/25	22,000	54,684

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)/Number of Shares	Value
Convertible Bonds (Continued)

Datadog, Inc., 0.13%, 6/15/25		61,000	$84,485

Insight Enterprises, Inc., 0.75%, 2/15/25		9,000	22,873

Palo Alto Networks, Inc., 0.38%, 6/01/25		13,000	47,099

Royal Caribbean Cruises Ltd., 6.00%, 8/15/25		8,000	33,220

Zscaler, Inc., 0.13%, 7/01/25		38,000	47,918
			290,279
Corporate Bonds – 0.0%(d)
U.S. Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/03/25		18,605	18,518
Foreign Issuer Bonds – 1.9%
Agile Group Holdings Ltd., 6.05%, 10/13/25(k)		205,000	18,208

China Evergrande Group, 8.75%, 6/28/25(k)		200,000	3,000
Egypt Treasury Bills,
26.53%, 11/26/24(q)	EGP	23,825,000	479,320
25.33%, 12/03/24(q)	EGP	15,500,000	310,033
22.17%, 12/10/24(q)	EGP	29,950,000	595,691
24.67%, 12/17/24(q)	EGP	27,575,000	545,318

Gabon Government International Bond, 6.95%, 6/16/25		400,000	390,278

Hungary Government Bond, 5.50%, 6/24/25	HUF	67,630,000	180,413

Lebanon Government International Bond, 6.20%, 2/26/25(k)		400,000	34,563

Nigeria OMO Bill, 21.37%, 6/17/25(q)	NGN	685,000,000	344,236

Nigeria Treasury Bill, 19.91%, 4/10/25(q)	NGN	1,005,000,000	531,024

Sunac China Holdings Ltd., 6.00%, 9/30/25(b)(f)		18,607	3,163
			3,435,247
	Par(a)/Number of Shares	Value
Money Market Fund – 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(r)	3,345,603	$3,345,603
U.S. Treasury Bills – 0.5%
U.S. Cash Management Bills, 4.81%, 11/21/24(q)(s)	355,000	354,091

U.S. Treasury Bill, 4.44%, 1/02/25(q)	605,000	600,294
		954,385
Total Short-Term Investments (Cost $8,460,915)		8,044,032

Number of Contracts		Notional Amount
Purchased Options – 0.0%(d)
Put Options - Over the Counter – 0.0%(d)
Mexican Peso vs. Euro, Strike Price MXN 19.14, Expires 12/05/24, Counterparty: Barclays	1	1,100,000(t)	545
Mexican Peso vs. Euro, Strike Price MXN 21.33, Expires 3/13/25, Counterparty: BNP Paribas	1	575,000(t)	10,273
Total Purchased Options (Premiums Paid $32,256)			10,818

Total Investments – 99.1% (Cost $181,158,767)	178,517,071
Other Assets less Liabilities – 0.9%(u)	1,667,569
NET ASSETS – 100.0%	$180,184,640

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total value of $59,380,161 or 32.96% of net assets.
(c)	Variable or floating rate security. Rate as of October 31, 2024 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Zero coupon bond.
(f)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2024 is disclosed.
(i)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2024.
(j)	Step coupon bond. Rate as of October 31, 2024 is disclosed.
(k)	Issuer has defaulted on terms of debt obligation.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2024 is disclosed.
(o)	Position is unsettled. Contract rate was not determined at October 31, 2024 and does not take effect until settlement date.
(p)	Investment is valued using significant unobservable inputs (Level 3).
(q)	Discount rate at the time of purchase.
(r)	7-day current yield as of October 31, 2024 is disclosed.
(s)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(t)	The notional amount is EUR.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
ADR	American Depositary Receipt
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TRY	Turkish Lira
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
ULC	Unlimited Liability Corporation
USD	United States Dollar
ZAR	South African Rand
Futures Contracts outstanding at October 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	12/19/2024	USD	220,938	$(3,938)
U.S. Treasury Long Bond	4	12/19/2024	USD	471,875	(18,781)
Ultra U.S. Treasury Bond	6	12/19/2024	USD	753,750	(39,211)
2-Year U.S. Treasury Note	35	12/31/2024	USD	7,208,086	(52,121)
5-Year U.S. Treasury Note	22	12/31/2024	USD	2,359,156	(54,032)
Total Long Contracts					$(168,083)
Short Contracts
U.S. Treasury Long Bond	(2)	12/19/2024	USD	235,938	$4,125
Ultra 10-Year U.S. Treasury Note	(68)	12/19/2024	USD	7,735,000	301,360
Ultra U.S. Treasury Bond	(1)	12/19/2024	USD	125,625	7,969
Total Short Contracts					$313,454
					$145,371

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/07/24	South African Rand	21,562,155	U.S. Dollars	1,154,600	Morgan Stanley	$67,711
3/03/25	Turkish Lira	10,582,642	U.S. Dollars	220,502	BNP Paribas	51,786
12/11/24	U.S. Dollars	1,129,652	South Korean Won	1,500,291,500	BNP Paribas	36,705
3/03/25	Turkish Lira	5,238,277	U.S. Dollars	110,233	JPMorgan Chase	24,546
11/12/24	U.S. Dollars	1,568,752	Thai Baht	52,389,163	JPMorgan Chase	15,052
12/20/24	Turkish Lira	70,065,925	U.S. Dollars	1,926,290	JPMorgan Chase	14,645
12/17/24	U.S. Dollars	729,900	Czech Republic Koruna	16,634,421	Morgan Stanley	14,356
11/12/24	U.S. Dollars	1,344,644	Thai Baht	44,924,435	Bank of America	12,325
12/17/24	U.S. Dollars	549,800	Polish Zloty	2,158,790	JPMorgan Chase	11,384
12/17/24	U.S. Dollars	515,300	Polish Zloty	2,031,364	BNP Paribas	8,664
11/12/24	U.S. Dollars	694,704	Thai Baht	23,213,528	Morgan Stanley	6,263
11/21/24	U.S. Dollars	1,498,016	Philippine Pesos	86,968,803	Bank of America	4,681
12/17/24	Polish Zloty	2,941,497	U.S. Dollars	729,900	BNP Paribas	3,729
12/17/24	Polish Zloty	1,470,560	U.S. Dollars	364,000	Bank of America	2,768
12/17/24	U.S. Dollars	364,044	Czech Republic Koruna	8,418,405	BNP Paribas	1,918
12/11/24	U.S. Dollars	592,800	Thai Baht	19,888,440	Morgan Stanley	1,757
12/11/24	U.S. Dollars	233,441	Egyptian Pounds	11,577,862	JPMorgan Chase	1,608
11/22/24	Chinese Offshore Yuan	1,602,072	U.S. Dollars	225,000	State Street	290
Total Unrealized Appreciation						$280,188
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/17/24	U.S. Dollars	364,000	Czech Republic Koruna	8,476,832	BNP Paribas	$(639)
11/12/24	U.S. Dollars	784,543	Thai Baht	26,481,241	Bank of America	(808)
11/12/24	U.S. Dollars	677,049	Thai Baht	22,860,564	Morgan Stanley	(924)
11/12/24	U.S. Dollars	588,408	Thai Baht	19,874,534	JPMorgan Chase	(1,009)
11/07/24	U.S. Dollars	222,243	South African Rand	3,945,977	BNP Paribas	(1,445)
12/20/24	Malaysian Ringgit	625,793	U.S. Dollars	145,557	Barclays	(2,399)
1/21/25	Chilean Pesos	150,000,000	U.S. Dollars	158,504	JPMorgan Chase	(2,546)
12/11/24	Egyptian Pounds	4,938,536	U.S. Dollars	102,395	Bank of America	(3,507)
11/21/24	Philippine Pesos	22,830,315	U.S. Dollars	395,673	JPMorgan Chase	(3,655)
12/11/24	U.S. Dollars	42,858	Egyptian Pounds	2,337,901	JPMorgan Chase	(3,956)
11/29/24	U.S. Dollars	680,200	South African Rand	12,099,806	BNP Paribas	(4,430)
12/11/24	Egyptian Pounds	8,977,226	U.S. Dollars	184,312	JPMorgan Chase	(4,554)
11/21/24	Philippine Pesos	22,759,094	U.S. Dollars	395,673	Bank of America	(4,878)
12/16/24	Romanian Leu	2,013,394	U.S. Dollars	445,693	JPMorgan Chase	(6,013)
11/21/24	Philippine Pesos	41,379,394	U.S. Dollars	718,455	BNP Paribas	(7,932)
11/12/24	Nigerian Naira	111,375,000	U.S. Dollars	75,000	Bank of America	(8,609)
11/12/24	Thai Baht	19,306,830	U.S. Dollars	581,268	Morgan Stanley	(8,688)
11/12/24	Thai Baht	19,288,991	U.S. Dollars	581,268	BNP Paribas	(9,217)
11/22/24	Chinese Offshore Yuan	10,460,981	U.S. Dollars	1,480,506	JPMorgan Chase	(9,438)
11/06/24	Nigerian Naira	132,300,000	U.S. Dollars	90,000	Morgan Stanley	(11,193)
11/12/24	Thai Baht	29,464,221	U.S. Dollars	887,463	Barclays	(13,646)
11/22/24	Chinese Offshore Yuan	15,421,396	U.S. Dollars	2,182,593	Northern Trust	(13,968)
12/11/24	South Korean Won	750,145,750	U.S. Dollars	562,750	Bank of America	(16,276)
12/11/24	South Korean Won	750,145,750	U.S. Dollars	562,750	JPMorgan Chase	(16,276)
12/17/24	Czech Republic Koruna	37,519,685	U.S. Dollars	1,636,546	BNP Paribas	(22,603)
12/11/24	Thai Baht	89,675,895	U.S. Dollars	2,689,336	JPMorgan Chase	(24,352)
12/09/24	Polish Zloty	2,859,706	U.S. Dollars	739,710	Barclays	(26,224)
11/07/24	U.S. Dollars	962,243	South African Rand	17,616,178	Morgan Stanley	(36,379)
Total Unrealized Depreciation						$(265,564)
Net Unrealized Appreciation						$14,624
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$497,566	$—	$497,566
Common Stocks	2,540,639	—	—	2,540,639
Convertible Bonds	—	2,982,451	—	2,982,451
Convertible Preferred Stocks	151,899	—	—	151,899
Corporate Bonds	—	75,678,098	—	75,678,098
Foreign Issuer Bonds	—	80,901,447	—	80,901,447
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Mortgage-Backed Securities	$—	$1,134,620	$—	$1,134,620
Term Loans	—	4,159,167	—	4,159,167
U.S. Government Obligations	—	2,416,334	—	2,416,334
Warrants	—	—	—*	—
Short-Term Investments	3,345,603	4,698,429	—	8,044,032
Purchased Options	—	10,818	—	10,818
Total Investments	$6,038,141	$172,478,930	$—	$178,517,071

*Includes securities determined to have no value as of October 31, 2024.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$313,454	$—	$—	$313,454
Forward Foreign Currency Exchange Contracts	—	280,188	—	280,188
Total Assets - Derivative Financial Instruments	$313,454	$280,188	$—	$593,642
Liabilities:
Futures Contracts	$(168,083)	$—	$—	$(168,083)
Forward Foreign Currency Exchange Contracts	—	(265,564)	—	(265,564)
Total Liabilities - Derivative Financial Instruments	$(168,083)	$(265,564)	$—	$(433,647)
Net Derivative Financial Instruments	$145,371	$14,624	$—	$159,995
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 48.0%
Advertising & Marketing – 1.9%
Dentsu Group, Inc. (Japan)(a)	1,900	$58,649
Omnicom Group, Inc.	60,856	6,146,456
WPP PLC (United Kingdom)	3,737	39,279
		6,244,384
Aerospace & Defense – 0.0%(b)
BAE Systems PLC (United Kingdom)	6,572	105,923
Rolls-Royce Holdings PLC (United Kingdom)*	8,418	58,087
		164,010
Apparel & Textile Products – 0.9%
Kering S.A. (France)	11,469	2,864,620
Asset Management – 0.1%
3i Group PLC (United Kingdom)	1,128	46,257
Charles Schwab (The) Corp.	2,839	201,086
St. James's Place PLC (United Kingdom)	3,262	34,220
		281,563
Automotive – 0.6%
Bridgestone Corp. (Japan)	7,700	274,390
Denso Corp. (Japan)	9,600	136,354
Honda Motor Co. Ltd. (Japan)	40,700	409,324
Nissan Motor Co. Ltd. (Japan)(a)	37,400	99,636
Stanley Electric Co. Ltd. (Japan)	8,400	143,667
Sumitomo Electric Industries Ltd. (Japan)	5,700	87,681
Toyota Motor Corp. (Japan)	39,000	671,985
		1,823,037
Banking – 3.7%
Bank of America Corp.	28,960	1,211,107
Barclays PLC (United Kingdom)	24,249	74,335
Citigroup, Inc.	11,419	732,757
Citizens Financial Group, Inc.	11,841	498,743
Comerica, Inc.	2,989	190,429
Fifth Third Bancorp	13,246	578,585
HSBC Holdings PLC (United Kingdom)	39,130	359,136
Huntington Bancshares, Inc.	39,853	621,308
JPMorgan Chase & Co.	4,477	993,536
	Number of Shares	Value
Banking (Continued)
KeyCorp	28,839	$497,473
Lloyds Banking Group PLC (United Kingdom)	147,527	101,263
M&T Bank Corp.	3,405	662,885
Mitsubishi UFJ Financial Group, Inc. (Japan)	30,700	323,586
Mizuho Financial Group, Inc. (Japan)	3,100	64,390
NatWest Group PLC (United Kingdom)	12,619	59,792
PNC Financial Services Group (The), Inc.	3,078	579,495
Regions Financial Corp.	18,588	443,696
Resona Holdings, Inc. (Japan)	12,500	82,472
Standard Chartered PLC (United Kingdom)	6,624	76,815
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,500	350,040
Sumitomo Mitsui Trust Group, Inc. (Japan)	9,500	208,338
Truist Financial Corp.	15,868	683,117
U.S. Bancorp	18,034	871,223
Wells Fargo & Co.	20,657	1,341,052
Zions Bancorp N.A.	4,392	228,648
		11,834,221
Beverages – 0.1%
Asahi Group Holdings Ltd. (Japan)	6,300	75,633
Diageo PLC (United Kingdom)	5,586	172,506
Kirin Holdings Co. Ltd. (Japan)	15,000	220,839
		468,978
Biotechnology & Pharmaceuticals – 0.5%
Astellas Pharma, Inc. (Japan)	11,400	133,475
AstraZeneca PLC (United Kingdom)	2,891	411,371
Chugai Pharmaceutical Co. Ltd. (Japan)	5,500	261,698
Daiichi Sankyo Co. Ltd. (Japan)	5,900	192,034
GSK PLC	9,179	165,760
Ono Pharmaceutical Co. Ltd. (Japan)	3,300	41,218
Takeda Pharmaceutical Co. Ltd. (Japan)	9,200	256,691
		1,462,247
Cable & Satellite – 0.2%
Comcast Corp., Class A	12,496	545,700

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Chemicals – 0.1%
Nitto Denko Corp. (Japan)	8,000	$131,630
Shin-Etsu Chemical Co. Ltd. (Japan)	7,500	274,830
Toray Industries, Inc. (Japan)	11,800	64,169
		470,629
Commercial Support Services – 4.2%
Compass Group PLC (United Kingdom)	3,234	105,029
H&R Block, Inc.	62,178	3,713,892
Recruit Holdings Co. Ltd. (Japan)	4,900	299,206
RELX PLC (United Kingdom)	3,430	157,299
Rentokil Initial PLC (United Kingdom)	1,149,300	5,764,631
Secom Co. Ltd. (Japan)	95,800	3,406,926
		13,446,983
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	12,000	301,499
Sumitomo Heavy Industries Ltd. (Japan)	2,800	62,392
		363,891
E-Commerce Discretionary – 1.3%
Alibaba Group Holding Ltd. (China)	187,400	2,292,336
JD.com, Inc., Class A (China)	58,350	1,183,293
PDD Holdings, Inc. (China)*	4,534	546,755
		4,022,384
Electric Utilities – 1.9%
Chubu Electric Power Co., Inc. (Japan)	6,500	74,719
National Grid PLC (United Kingdom)	477,119	5,990,778
SSE PLC (United Kingdom)	2,837	64,466
		6,129,963
Electrical Equipment – 0.1%
Daikin Industries Ltd. (Japan)	1,500	180,085
Mitsubishi Electric Corp. (Japan)	16,400	288,518
		468,603
Engineering & Construction – 1.5%
Ferrovial S.E.(a)	71,085	2,852,843
Vinci S.A. (France)	17,000	1,904,352
		4,757,195
Entertainment Content – 0.5%
Electronic Arts, Inc.	754	113,741
	Number of Shares	Value
Entertainment Content (Continued)
NetEase, Inc. (China)	33,700	$542,193
Netflix, Inc.*	499	377,259
Nexon Co. Ltd. (Japan)	3,200	55,462
Square Enix Holdings Co. Ltd. (Japan)	1,900	74,208
Walt Disney (The) Co.	5,507	529,773
		1,692,636
Food – 0.1%
MEIJI Holdings Co. Ltd. (Japan)	6,600	154,206
Yamazaki Baking Co. Ltd. (Japan)	4,086	82,981
		237,187
Gas & Water Utilities – 3.8%
Osaka Gas Co. Ltd. (Japan)	3,700	79,286
Severn Trent PLC (United Kingdom)(a)	115,589	3,823,938
Snam S.p.A. (Italy)	915,117	4,396,139
United Utilities Group PLC (United Kingdom)(a)	290,834	3,838,265
		12,137,628
Health Care Facilities & Services – 4.0%
Alfresa Holdings Corp. (Japan)	5,400	77,912
CVS Health Corp.	99,053	5,592,532
Fresenius Medical Care A.G. (Germany)	71,913	2,815,034
Henry Schein, Inc.(a)*	62,697	4,403,210
		12,888,688
Home Construction – 0.0%(b)
Berkeley Group Holdings PLC (United Kingdom)	548	31,272
Sekisui House Ltd. (Japan)	2,861	69,097
		100,369
Household Products – 0.4%
Haleon PLC	14,054	67,545
Kao Corp. (Japan)	5,500	242,415
Reckitt Benckiser Group PLC (United Kingdom)	9,920	601,787
Unilever PLC (United Kingdom)	5,074	309,524
		1,221,271
Industrial Support Services – 0.0%(b)
Ashtead Group PLC (United Kingdom)	630	47,129
Institutional Financial Services – 1.2%
Bank of New York Mellon (The) Corp.	7,331	552,464

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Daiwa Securities Group, Inc. (Japan)	8,500	$55,609
Goldman Sachs Group (The), Inc.	1,983	1,026,778
Japan Exchange Group, Inc. (Japan)	5,600	65,638
London Stock Exchange Group PLC (United Kingdom)	861	116,696
Morgan Stanley	9,447	1,098,214
Northern Trust Corp.	5,441	546,929
State Street Corp.	5,671	526,269
		3,988,597
Insurance – 0.2%
Aviva PLC (United Kingdom)	5,363	31,429
Dai-ichi Life Holdings, Inc. (Japan)	3,500	87,256
Legal & General Group PLC (United Kingdom)	10,687	29,976
MS&AD Insurance Group Holdings, Inc. (Japan)	5,900	130,504
Prudential PLC (Hong Kong)	8,517	70,903
Sompo Holdings, Inc. (Japan)	3,200	68,605
Tokio Marine Holdings, Inc. (Japan)	3,600	129,658
		548,331
Internet Media & Services – 3.6%
Alphabet, Inc., Class A	18,756	3,209,339
Baidu, Inc., Class A (China)*	96,600	1,102,286
Meituan, Class B (China)(c)*	49,970	1,180,810
Meta Platforms, Inc., Class A	3,608	2,047,829
Tencent Holdings Ltd. (China)	45,700	2,382,895
Tencent Music Entertainment Group ADR (China)	49,097	546,450
Trip.com Group Ltd. (China)*	19,650	1,264,566
		11,734,175
IT Services – 1.1%
Cognizant Technology Solutions Corp., Class A	49,426	3,686,685
Leisure Facilities & Services – 1.8%
Entain PLC (United Kingdom)	2,981	28,670
Flutter Entertainment PLC - CDI (United Kingdom)*	162	37,897
	Number of Shares	Value
Leisure Facilities & Services (Continued)
InterContinental Hotels Group PLC (United Kingdom)	342	$37,722
International Game Technology PLC	276,011	5,608,543
		5,712,832
Leisure Products – 0.0%(b)
Shimano, Inc. (Japan)	500	73,455
Machinery – 0.3%
FANUC Corp. (Japan)	9,500	252,047
Keyence Corp. (Japan)	500	225,707
Komatsu Ltd. (Japan)	5,300	137,192
Nabtesco Corp. (Japan)	3,038	49,245
SMC Corp. (Japan)	400	169,819
Smiths Group PLC (United Kingdom)	1,764	34,809
		868,819
Medical Equipment & Devices – 2.4%
Baxter International, Inc.	48,485	1,730,915
DENTSPLY SIRONA, Inc.	239,138	5,540,827
FUJIFILM Holdings Corp. (Japan)	5,900	140,351
Hoya Corp. (Japan)	1,300	173,932
Olympus Corp. (Japan)	8,500	149,620
Smith & Nephew PLC (United Kingdom)	3,662	45,529
		7,781,174
Metals & Mining – 0.2%
Anglo American PLC (South Africa)	2,088	64,729
Cameco Corp. (Canada)	4,228	220,943
Glencore PLC (Australia)*	23,148	121,403
Rio Tinto PLC (Australia)	2,830	182,897
Sumitomo Metal Mining Co. Ltd. (Japan)(a)	2,000	55,297
		645,269
Oil & Gas Supply Chain – 3.8%
BP PLC	270,714	1,324,013
Canadian Natural Resources Ltd. (Canada)	18,827	640,255
Cenovus Energy, Inc. (Canada)	12,888	207,248
Chevron Corp.	3,194	475,331
China Petroleum & Chemical Corp., Class H (China)	460,250	259,254
ENEOS Holdings, Inc. (Japan)(a)	17,600	88,784
Eni S.p.A. (Italy)	30,197	459,997

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Equinor ASA (Norway)	14,330	$340,512
Exxon Mobil Corp.	6,049	706,402
Galp Energia SGPS S.A. (Portugal)	6,650	113,661
Gazprom PJSC (Russia)(d)*	100,532	—
Imperial Oil Ltd. (Canada)	1,610	120,141
Inpex Corp. (Japan)	22,300	293,960
LUKOIL PJSC (Russia)(d)	3,271	—
Neste OYJ (Finland)	7,553	121,271
Petroleo Brasileiro S.A. ADR (Brazil)	61,457	826,597
Repsol S.A. (Spain)	28,009	350,627
Rosneft Oil Co. PJSC (Russia)(d)	48,304	—
Santos Ltd. (Australia)	63,007	280,310
Shell PLC	88,112	2,941,824
Suncor Energy, Inc. (Canada)	12,518	472,544
TotalEnergies S.E. (France)	27,432	1,721,515
Woodside Energy Group Ltd. (Australia)(a)	28,460	447,917
		12,192,163
Publishing & Broadcasting – 0.0%(b)
Informa PLC (United Kingdom)	3,132	32,720
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	13,300	196,681
Mitsui Fudosan Co. Ltd. (Japan)	7,100	60,579
Sumitomo Realty & Development Co. Ltd. (Japan)	2,100	62,294
		319,554
Retail - Consumer Staples – 0.2%
Alibaba Health Information Technology Ltd. (China)*	974,000	492,569
Seven & i Holdings Co. Ltd. (Japan)	10,100	145,439
Tesco PLC (United Kingdom)	20,021	88,406
		726,414
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	600	191,833
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	1,500	220,729
Specialty Finance – 3.8%
Capital One Financial Corp.	4,427	720,671
	Number of Shares	Value
Specialty Finance (Continued)
Experian PLC	1,652	$80,627
Fiserv, Inc.*	16,449	3,255,257
Nexi SpA (Italy)(a)(c)*	967,067	6,112,636
ORIX Corp. (Japan)	4,400	92,708
Visa, Inc., Class A(a)	6,870	1,991,270
		12,253,169
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	12,000	244,652
Technology Hardware – 1.2%
Casio Computer Co. Ltd. (Japan)	6,300	45,921
Cisco Systems, Inc.	41,448	2,270,107
Kyocera Corp. (Japan)	11,600	117,644
Murata Manufacturing Co. Ltd. (Japan)	14,200	248,090
Nidec Corp. (Japan)	6,400	127,493
Nintendo Co. Ltd. (Japan)	6,700	353,914
Panasonic Holdings Corp. (Japan)	18,200	149,787
Sony Group Corp. (Japan)	31,000	545,523
TDK Corp. (Japan)	10,000	117,553
		3,976,032
Telecommunications – 1.1%
BT Group PLC (United Kingdom)(a)	13,201	23,572
KDDI Corp. (Japan)	9,700	302,440
Nippon Telegraph & Telephone Corp. (Japan)	164,600	158,812
SES S.A. (France)(a)	479,186	1,915,097
Softbank Corp. (Japan)	59,000	74,275
SoftBank Group Corp. (Japan)	4,700	280,207
T-Mobile U.S., Inc.	711	158,667
Verizon Communications, Inc.	12,309	518,578
Vodafone Group PLC (United Kingdom)	62,166	57,809
		3,489,457
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	6,270	219,256
Transportation & Logistics – 0.1%
East Japan Railway Co. (Japan)	11,200	224,956
Transportation Equipment – 0.3%
Knorr-Bremse A.G. (Germany)	10,946	902,946

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)	6,200	$306,701
Mitsubishi Corp. (Japan)	11,800	215,870
		522,571
Wholesale - Discretionary – 0.0%(b)
Bunzl PLC (United Kingdom)	1,180	51,949
Total Common Stocks (Cost $143,194,999)		154,281,054

Investment Companies – 49.6%
Fidelity MSCI Information Technology Index ETF(a)	54,935	9,503,755
iShares Global Consumer Staples ETF	176,434	11,064,176
iShares MSCI South Korea ETF(a)	101,098	6,056,781
Materials Select Sector SPDR® Fund ETF(a)	50,763	4,740,757
Schwab Fundamental Emerging Markets Large Company Index ETF(a)	610,502	19,157,553
Schwab U.S. REIT ETF	306,879	6,855,677
SPDR Portfolio S&P 600 Small Cap ETF	106,683	4,729,257
Utilities Select Sector SPDR® Fund ETF	37,262	2,977,606
VanEck Morningstar Wide Moat ETF	69,181	6,521,693
	Number of Shares	Value

Vanguard Consumer Staples ETF	37,094	$7,865,783
Vanguard Health Care ETF	28,144	7,589,874
Vanguard Total Stock Market ETF(a)	257,859	72,466,115
Total Investment Companies (Cost $137,744,247)		159,529,027

Short-Term Investments – 5.9%
Money Market Funds – 5.9%
Northern Institutional Funds - Liquid Assets Portfolio, 4.89%(e)(f)	11,761,803	11,761,803

Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(e)	7,065,353	7,065,353
Total Short-Term Investments (Cost $18,827,156)		18,827,156
Total Investments – 103.5% (Cost $299,766,402)		332,637,237
Liabilities less Other Assets – (3.5)%		(11,195,563)
NET ASSETS – 100.0%		$321,441,674

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. (See Note 7).
(b)	Amount rounds to less than 0.05%.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total value of $7,293,446 or 2.27% of net assets.
(d)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(e)	7-day current yield as of October 31, 2024 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. (See Note 7).
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
SPDR	Standard & Poor's Depositary Receipt
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
Concentration by Currency (%)(a)
U.S. Dollar	71.6
British Pound	8.8
Euro	8.3
Japanese Yen	5.2
All other currencies less than 5%	6.1
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	78.8
United Kingdom	7.2
Japan	5.2
All other countries less than 5%(b)	8.8
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$71,163,917	$83,117,137	$—*	$154,281,054
Investment Companies	159,529,027	—	—	159,529,027
Short-Term Investments	18,827,156	—	—	18,827,156
Total Investments	$249,520,100	$83,117,137	$—	$332,637,237

*Includes securities determined to have no value as of October 31, 2024.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 102.2%
Asset-Backed Securities – 0.9%
Other – 0.9%
Affirm Asset Securitization Trust,
Series 2023-B, Class B, 7.44%, 9/15/28(b)	$300,000	$305,204
Series 2023-B, Class D, 8.78%, 9/15/28(b)	200,000	203,653
Series 2023-X1, Class B, 7.77%, 11/15/28(b)	100,000	101,139
Series 2024-A, Class 1D, 6.89%, 2/15/29(b)	300,000	301,545
Series 2024-X1, Class B, 6.34%, 5/15/29(b)	275,000	277,311
Series 2024-X1, Class C, 6.57%, 5/15/29(b)	417,000	420,779

Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	28,044	26,778
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	3,771	3,760
Series 2021-3, Class B, 0.76%, 2/26/29(b)	58,137	57,416

NetCredit Combined Receivables LLC, Series 2024-A, Class B, 8.31%, 10/21/30(b)	250,000	252,532
Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	7,567	7,546
		1,957,663
Total Asset-Backed Securities (Cost $1,942,305)		1,957,663

	Number of Shares
Common Stocks – 26.2%
Advertising & Marketing – 0.0%(c)
Interpublic Group of Cos. (The), Inc.	1,066	31,340
Omnicom Group, Inc.	171	17,271
		48,611
Aerospace & Defense – 0.4%
Axon Enterprise, Inc.*	20	8,470
Barnes Group, Inc.(d)	15,423	721,180
Curtiss-Wright Corp.	17	5,864
General Dynamics Corp.	47	13,706
General Electric Co.	157	26,969
HEICO Corp.	31	7,593
	Number of Shares	Value
Aerospace & Defense (Continued)
Howmet Aerospace, Inc.	91	$9,075
Huntington Ingalls Industries, Inc.	21	3,884
Lockheed Martin Corp.	185	101,019
Northrop Grumman Corp.	25	12,726
TransDigm Group, Inc.	10	13,023
Woodward, Inc.	32	5,251
		928,760
Apparel & Textile Products – 0.0%(c)
Deckers Outdoor Corp.*	46	7,401
NIKE, Inc., Class B	223	17,200
		24,601
Automotive – 0.1%
Gentex Corp.	163	4,940
Tesla, Inc.*	407	101,689
		106,629
Beverages – 0.1%
Brown-Forman Corp., Class B	145	6,384
Coca-Cola (The) Co.	578	37,749
Constellation Brands, Inc., Class A	38	8,829
Keurig Dr. Pepper, Inc.	2,621	86,362
Monster Beverage Corp.*	199	10,483
PepsiCo, Inc.	718	119,246
		269,053
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.	698	142,301
Eli Lilly & Co.	120	99,569
Exelixis, Inc.*	194	6,441
Gilead Sciences, Inc.	1,081	96,015
Incyte Corp.*	84	6,226
Johnson & Johnson	876	140,037
Longboard Pharmaceuticals, Inc.*	12,202	728,704
Merck & Co., Inc.	1,128	115,417
Neurocrine Biosciences, Inc.*	49	5,893
Regeneron Pharmaceuticals, Inc.*	17	14,249
Revance Therapeutics, Inc.*	203,151	1,198,591
United Therapeutics Corp.*	17	6,358
Vertex Pharmaceuticals, Inc.*	40	19,039
Zoetis, Inc.	76	13,587
		2,592,427

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Cable & Satellite – 0.0%(c)
Comcast Corp., Class A	2,068	$90,310
Chemicals – 0.5%
Air Products and Chemicals, Inc.	85	26,395
Arcadium Lithium PLC (Argentina)(d)*	193,469	1,042,798
Avery Dennison Corp.	29	6,004
DuPont de Nemours, Inc.	98	8,133
Ecolab, Inc.	51	12,532
Linde PLC	66	30,106
PPG Industries, Inc.	60	7,471
RPM International, Inc.	50	6,355
Sherwin-Williams (The) Co.	41	14,710
		1,154,504
Commercial Support Services – 0.8%
Automatic Data Processing, Inc.	324	93,714
Cintas Corp.	71	14,612
Clean Harbors, Inc.*	24	5,550
GFL Environmental, Inc.	153	6,395
Paychex, Inc.	691	96,277
Republic Services, Inc.	59	11,682
Rollins, Inc.	143	6,741
Stericycle, Inc.(d)*	23,546	1,447,373
Thomson Reuters Corp. (Canada)	79	12,928
Waste Connections, Inc.	55	9,721
Waste Management, Inc.	69	14,894
		1,719,887
Construction Materials – 0.0%(c)
Carlisle Cos., Inc.	15	6,333
Eagle Materials, Inc.	19	5,424
Martin Marietta Materials, Inc.	15	8,885
Simpson Manufacturing Co., Inc.	27	4,854
Trex Co., Inc.*	73	5,172
Vulcan Materials Co.	33	9,040
		39,708
Containers & Packaging – 0.1%
Amcor PLC	2,818	31,364
AptarGroup, Inc.	34	5,709
International Paper Co.	384	21,327
Packaging Corp. of America	191	43,728
Sonoco Products Co.	9	473
		102,601
	Number of Shares	Value
Diversified Industrials – 0.0%(c)
Dover Corp.	38	$7,194
Honeywell International, Inc.	98	20,157
Illinois Tool Works, Inc.	52	13,579
ITT, Inc.	38	5,325
Parker-Hannifin Corp.	22	13,949
		60,204
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.*	590	109,976
Electric Utilities – 0.8%
Alliant Energy Corp.	475	28,500
Ameren Corp.	490	42,684
American Electric Power Co., Inc.	106	10,467
Atlantica Sustainable Infrastructure PLC (Spain)(d)	31,434	693,434
Brookfield Renewable Corp., Class A	283	8,654
CenterPoint Energy, Inc.	220	6,497
CMS Energy Corp.	1,171	81,513
Consolidated Edison, Inc.	944	95,986
Constellation Energy Corp.	53	13,937
Dominion Energy, Inc.	679	40,421
DTE Energy Co.	116	14,409
Duke Energy Corp.	908	104,665
Evergy, Inc.	541	32,698
Exelon Corp.	6	236
FirstEnergy Corp.	164	6,860
Fortis, Inc. (Canada)	151	6,528
IDACORP, Inc.	110	11,383
NextEra Energy, Inc.	294	23,299
OGE Energy Corp.	1,924	76,941
PG&E Corp.	466	9,423
Pinnacle West Capital Corp.	952	83,595
Portland General Electric Co.	45	2,133
PPL Corp.	217	7,066
Public Service Enterprise Group, Inc.	106	9,477
Sempra	126	10,505
Southern (The) Co.	1,176	107,051
Talen Energy Corp.*	29	5,259
WEC Energy Group, Inc.	938	89,607
Xcel Energy, Inc.	1,281	85,584
		1,708,812
Electrical Equipment – 0.1%
AAON, Inc.	50	5,711
Acuity Brands, Inc.	18	5,412

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electrical Equipment (Continued)
Allegion PLC	40	$5,585
AMETEK, Inc.	53	9,717
Amphenol Corp., Class A	215	14,409
BWX Technologies, Inc.	48	5,844
Cognex Corp.	127	5,109
Eaton Corp. PLC	62	20,558
Fortive Corp.	97	6,929
Hubbell, Inc.	16	6,833
Lennox International, Inc.	11	6,628
nVent Electric PLC	81	6,040
Otis Worldwide Corp.	88	8,642
SPX Technologies, Inc.*	32	4,592
TE Connectivity PLC (Switzerland)	66	9,730
Trane Technologies PLC	39	14,436
		136,175
Engineering & Construction – 0.0%(c)
EMCOR Group, Inc.	16	7,137
Quanta Services, Inc.	32	9,652
TopBuild Corp.*	14	4,948
		21,737
Entertainment Content – 1.1%
Electronic Arts, Inc.	61	9,202
Endeavor Group Holdings, Inc., Class A(d)	59,554	1,756,247
Fox Corp., Class A	152	6,384
Netflix, Inc.*	58	43,850
Paramount Global, Class B(d)	57,757	631,862
		2,447,545
Food – 1.6%
BellRing Brands, Inc.*	83	5,464
Cal-Maine Foods, Inc.	134	11,763
Campbell Soup Co.	1,855	86,536
Conagra Brands, Inc.	1,809	52,352
General Mills, Inc.	1,337	90,943
Hershey (The) Co.	171	30,366
Hormel Foods Corp.	387	11,823
Ingredion, Inc.	226	30,004
J.M. Smucker (The) Co.	35	3,973
Kellanova	38,280	3,087,282
Kraft Heinz (The) Co.	2,675	89,505
McCormick & Co., Inc. (Non Voting)	81	6,337
Mondelez International, Inc., Class A	927	63,481
	Number of Shares	Value
Food (Continued)
Pilgrim's Pride Corp.*	119	$5,764
Post Holdings, Inc.*	43	4,696
		3,580,289
Gas & Water Utilities – 0.0%(c)
American Water Works Co., Inc.	53	7,320
Atmos Energy Corp.	520	72,166
Brookfield Infrastructure Corp., Class A (Canada)	5	205
Essential Utilities, Inc.	143	5,520
		85,211
Health Care Facilities & Services – 2.5%
Amedisys, Inc.*	35,851	3,391,504
Cardinal Health, Inc.	437	47,423
Catalent, Inc.*	36,736	2,152,730
Chemed Corp.	9	4,862
CVS Health Corp.	972	54,879
Encompass Health Corp.	56	5,570
Ensign Group (The), Inc.	36	5,580
HCA Healthcare, Inc.	42	15,067
Henry Schein, Inc.*	73	5,127
Labcorp Holdings, Inc.	30	6,848
Quest Diagnostics, Inc.	604	93,517
		5,783,107
Home Construction – 0.0%(c)
DR Horton, Inc.	61	10,309
Masco Corp.	77	6,153
NVR, Inc.*	1	9,153
PulteGroup, Inc.	54	6,994
		32,609
Household Products – 0.1%
Church & Dwight Co., Inc.	70	6,994
Clorox (The) Co.	40	6,342
Colgate-Palmolive Co.	141	13,213
Kenvue, Inc.	102	2,339
Kimberly-Clark Corp.	707	94,865
Procter & Gamble (The) Co.	830	137,099
		260,852
Industrial Intermediate Products – 0.0%(c)
Mueller Industries, Inc.	73	5,984
Industrial Support Services – 0.0%(c)
Applied Industrial Technologies, Inc.	23	5,327
Fastenal Co.	128	10,007
MSC Industrial Direct Co., Inc., Class A	56	4,428

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Industrial Support Services (Continued)
W.W. Grainger, Inc.	10	$11,092
Watsco, Inc.	13	6,149
		37,003
Institutional Financial Services – 0.1%
CME Group, Inc.	403	90,820
Insurance – 0.5%
Berkshire Hathaway, Inc., Class B*	242	109,123
Cincinnati Financial Corp.	121	17,040
Enstar Group Ltd.*	2,965	956,212
Old Republic International Corp.	2,476	86,487
Unum Group	489	31,384
		1,200,246
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	668	114,301
Booking Holdings, Inc.	5	23,381
Meta Platforms, Inc., Class A	193	109,543
Reddit, Inc., Class A*	82	9,783
VeriSign, Inc.*	34	6,013
		263,021
IT Services – 0.1%
Amdocs Ltd.	1,101	96,607
Booz Allen Hamilton Holding Corp.	41	7,448
CACI International, Inc., Class A*	11	6,078
CGI, Inc. (Canada)*	65	7,196
Cognizant Technology Solutions Corp., Class A	116	8,652
Gartner, Inc.*	18	9,045
Genpact Ltd.	128	4,886
International Business Machines Corp.	414	85,582
Leidos Holdings, Inc.	42	7,693
Parsons Corp.*	53	5,733
		238,920
Leisure Facilities & Services – 0.6%
Chipotle Mexican Grill, Inc.*	240	13,385
Darden Restaurants, Inc.	539	86,251
Everi Holdings, Inc.*	86,985	1,159,510
Hilton Worldwide Holdings, Inc.	47	11,038
McDonald's Corp.	101	29,503
Restaurant Brands International, Inc. (Canada)	114	7,929
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Starbucks Corp.	189	$18,465
Texas Roadhouse, Inc.	32	6,116
Vail Resorts, Inc.	220	36,452
Yum! Brands, Inc.	64	8,394
		1,377,043
Machinery – 0.0%(c)
CSW Industrials, Inc.	13	4,590
Donaldson Co., Inc.	72	5,268
Graco, Inc.	69	5,620
IDEX Corp.	29	6,225
Ingersoll Rand, Inc.	91	8,736
Lincoln Electric Holdings, Inc.	29	5,584
Nordson Corp.	23	5,701
Pentair PLC	64	6,344
Snap-on, Inc.	21	6,933
Toro (The) Co.	61	4,909
Veralto Corp.	69	7,051
Xylem, Inc.	61	7,429
		74,390
Medical Equipment & Devices – 1.9%
Abbott Laboratories	1,049	118,925
Agilent Technologies, Inc.	64	8,340
Alcon A.G.	103	9,471
Axonics, Inc.*	53,562	3,765,409
Becton Dickinson & Co.	52	12,147
Bio-Techne Corp.	74	5,457
Boston Scientific Corp.*	227	19,073
Cooper (The) Cos., Inc.*	63	6,595
Danaher Corp.	104	25,549
Edwards Lifesciences Corp.*	137	9,180
Hologic, Inc.*	81	6,550
IDEXX Laboratories, Inc.*	18	7,325
Intuitive Surgical, Inc.*	53	26,704
Medtronic PLC	1,008	89,964
Mettler-Toledo International, Inc.*	6	7,750
Penumbra, Inc.*	27	6,179
ResMed, Inc.	36	8,729
STERIS PLC	30	6,655
Stryker Corp.	58	20,664
Thermo Fisher Scientific, Inc.	53	28,955
West Pharmaceutical Services, Inc.	22	6,774
Zimmer Biomet Holdings, Inc.	64	6,843
		4,203,238

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Metals & Mining – 0.0%(c)
Alamos Gold, Inc., Class A (Canada)	257	$5,186
Franco-Nevada Corp. (Canada)	56	7,429
Royal Gold, Inc.	37	5,404
		18,019
Oil & Gas Supply Chain – 3.1%
Canadian Natural Resources Ltd. (Canada)	364	12,383
Cheniere Energy, Inc.	50	9,569
Chevron Corp.	734	109,234
DT Midstream, Inc.	855	77,078
Enbridge, Inc. (Canada)	359	14,504
EOG Resources, Inc.	100	12,196
Exxon Mobil Corp.	1,293	150,996
Hess Corp.(d)	25,041	3,367,514
Kinder Morgan, Inc.	452	11,078
Marathon Oil Corp.(d)	114,952	3,184,170
Murphy USA, Inc.	11	5,373
ONEOK, Inc.	295	28,580
Pembina Pipeline Corp. (Canada)	169	7,062
TC Energy Corp. (Canada)	213	9,907
Williams (The) Cos., Inc.	2,091	109,506
		7,109,150
Oil, Gas Services & Equipment – 1.2%
ChampionX Corp.(d)	98,191	2,770,950
Publishing & Broadcasting – 0.0%(c)
New York Times (The) Co., Class A	96	5,361
News Corp., Class A	229	6,240
		11,601
Real Estate Investment Trusts – 0.1%
Camden Property Trust	56	6,484
Equinix, Inc.	16	14,529
Equity Residential	431	30,330
Mid-America Apartment Communities, Inc.	224	33,900
NNN REIT, Inc.	974	42,311
Public Storage	1	329
Regency Centers Corp.	399	28,505
UDR, Inc.	227	9,577
VICI Properties, Inc.	1,157	36,746
		202,711
Real Estate Owners & Developers – 0.7%
McGrath RentCorp	13,917	1,582,363
	Number of Shares	Value
Retail - Consumer Staples – 0.7%
Albertsons Cos., Inc., Class A(d)	83,633	$1,513,757
Casey's General Stores, Inc.	16	6,304
Costco Wholesale Corp.	59	51,577
Kroger (The) Co.	274	15,281
Sprouts Farmers Market, Inc.*	51	6,550
Walmart, Inc.	1,023	83,835
		1,677,304
Retail - Discretionary – 0.1%
Best Buy Co., Inc.	87	7,867
Genuine Parts Co.	36	4,129
Home Depot (The), Inc.	130	51,187
Lowe's Cos., Inc.	84	21,994
Lululemon Athletica, Inc.*	30	8,937
O'Reilly Automotive, Inc.*	11	12,685
TJX (The) Cos., Inc.	173	19,554
Tractor Suppy Co.	27	7,169
Ulta Beauty, Inc.*	16	5,904
		139,426
Semiconductors – 0.1%
Analog Devices, Inc.	79	17,626
Applied Materials, Inc.	121	21,971
Cirrus Logic, Inc.*	43	4,722
Lam Research Corp.	210	15,613
Lattice Semiconductor Corp.*	98	4,965
Monolithic Power Systems, Inc.	11	8,352
NVIDIA Corp.	942	125,060
Onto Innovation, Inc.*	26	5,157
Silicon Laboratories, Inc.*	41	4,258
Teradyne, Inc.	53	5,629
Texas Instruments, Inc.	132	26,817
Universal Display Corp.	27	4,869
		245,039
Software – 2.7%
Adobe, Inc.*	63	30,119
ANSYS, Inc.(d)*	5,035	1,613,264
Appfolio, Inc., Class A*	23	4,781
Cadence Design Systems, Inc.*	49	13,530
Guidewire Software, Inc.*	34	6,333
HashiCorp, Inc., Class A(d)*	92,501	3,132,084
Intuit, Inc.	42	25,633
Manhattan Associates, Inc.*	23	6,057
Microsoft Corp.	263	106,870

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
Roper Technologies, Inc.	21	$11,292
Shopify, Inc., Class A (Canada)*	214	16,737
Synopsys, Inc.*	27	13,867
Tyler Technologies, Inc.*	13	7,873
Veeva Systems, Inc., Class A*	40	8,353
Workday, Inc., Class A*	50	11,693
Zuora, Inc., Class A(d)*	110,423	1,093,188
		6,101,674
Specialty Finance – 0.1%
Broadridge Financial Solutions, Inc. ADR	34	7,169
FactSet Research Systems, Inc.	14	6,357
Fair Isaac Corp.*	5	9,966
Jack Henry & Associates, Inc.	32	5,822
Mastercard, Inc., Class A	119	59,451
Moody's Corp.	31	14,075
MSCI, Inc.	17	9,710
S&P Global, Inc.	47	22,577
Verisk Analytics, Inc.	33	9,066
Visa, Inc., Class A	256	74,202
		218,395
Steel – 1.2%
Reliance, Inc.	21	6,013
Stelco Holdings, Inc. (Canada)	14,687	718,659
United States Steel Corp.(e)	52,084	2,023,464
		2,748,136
Technology Hardware – 2.8%
Apple, Inc.	498	112,503
Arista Networks, Inc.*	49	18,936
Cisco Systems, Inc.	2,286	125,204
Corning, Inc.	1,309	62,295
Dolby Laboratories, Inc., Class A	68	4,957
Garmin Ltd.	48	9,521
Juniper Networks, Inc.(d)	74,404	2,894,316
Motorola Solutions, Inc.	30	13,481
Spirent Communications PLC (United Kingdom)*	320,818	694,980
Teledyne Technologies, Inc.*	15	6,830
Vizio Holding Corp., Class A*	211,685	2,356,054
		6,299,077
	Number of Shares	Value
Telecommunications – 0.5%
AT&T, Inc.	4,101	$92,437
BCE, Inc. (Canada)	227	7,323
Frontier Communications Parent, Inc.(e)*	28,228	1,008,586
GCI Liberty Escrow, Inc., Class A(f)*	31,520	—
TELUS Corp. (Canada)	429	6,783
T-Mobile U.S., Inc.	162	36,152
Verizon Communications, Inc.	595	25,067
		1,176,348
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	288	15,684
Philip Morris International, Inc.	977	129,648
		145,332
Transportation & Logistics – 0.1%
Canadian National Railway Co. (Canada)	112	12,087
Canadian Pacific Kansas City Ltd. (Canada)	164	12,654
CSX Corp.	353	11,875
Expeditors International of Washington, Inc.	51	6,069
JB Hunt Transport Services, Inc.	37	6,683
Kirby Corp.*	40	4,590
Landstar System, Inc.	27	4,746
Norfolk Southern Corp.	44	11,019
Old Dominion Freight Line, Inc.	48	9,663
Union Pacific Corp.	394	91,436
United Parcel Service, Inc., Class B	681	91,295
		262,117
Transportation Equipment – 0.0%(c)
Allison Transmission Holdings, Inc.	53	5,664
Cummins, Inc.	29	9,540
Westinghouse Air Brake Technologies Corp.	44	8,271
		23,475
Wholesale - Consumer Staples – 0.0%(c)
Sysco Corp.	114	8,544
US Foods Holding Corp.*	100	6,165
		14,709

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Wholesale - Discretionary – 0.0%(c)
Copart, Inc.*	197	$10,140
Total Common Stocks (Cost $60,215,056)		59,550,239

	Par
Convertible Bonds – 30.9%
Asset Management – 0.9%
Core Scientific, Inc., 3.00%, 9/01/29(b)(d)	$51,000	75,743
MARA Holdings, Inc.,
1.00%, 12/01/26	480,000	424,321
2.13%, 9/01/31(b)(d)	252,000	296,296

WisdomTree, Inc., 5.75%, 8/15/28	1,056,000	1,339,008
		2,135,368
Automotive – 0.2%
indie Semiconductor, Inc., 4.50%, 11/15/27(b)	278,000	231,574
Rivian Automotive, Inc., 4.63%, 3/15/29(d)	375,000	325,125
		556,699
Biotechnology & Pharmaceuticals – 2.6%
Ascendis Pharma A/S, 2.25%, 4/01/28(d)	282,000	297,901
Bridgebio Pharma, Inc., 2.25%, 2/01/29(d)	1,218,000	997,542
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(d)	1,232,000	1,432,200
Guardant Health, Inc., 0.00%, 11/15/27(d)(g)	120,000	96,270
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(d)	867,000	830,346
Jazz Investments I Ltd., 3.13%, 9/15/30(b)	418,000	429,077
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29	548,000	795,772
Pacira BioSciences, Inc., 2.13%, 5/15/29(b)(d)	300,000	241,387
Revance Therapeutics, Inc., 1.75%, 2/15/27	255,000	238,935
Travere Therapeutics, Inc., 2.25%, 3/01/29	531,000	504,450
		5,863,880
Cable & Satellite – 1.2%
Cable One, Inc., 1.13%, 3/15/28(d)	1,765,000	1,387,246
	Par	Value
Cable & Satellite (Continued)
Liberty Broadband Corp., 3.13%, 3/31/53(b)	$342,000	$337,589
Sirius XM Holdings, Inc., 3.75%, 3/15/28(d)	879,000	969,537
		2,694,372
Commercial Support Services – 0.5%
Alarm.com Holdings, Inc., 2.25%, 6/01/29(b)(d)	215,000	201,885
CSG Systems International, Inc., 3.88%, 9/15/28	995,000	980,075
		1,181,960
E-Commerce Discretionary – 0.4%
Wayfair, Inc., 1.00%, 8/15/26(d)	1,029,000	940,984
Electric Utilities – 1.6%
CenterPoint Energy, Inc., 4.25%, 8/15/26(d)	844,000	849,908
Duke Energy Corp., 4.13%, 4/15/26	923,000	972,842
NextEra Energy Partners L.P., 0.00%, 11/15/25(b)(g)	534,000	497,688
PG&E Corp., 4.25%, 12/01/27(b)(d)	1,260,000	1,374,030
		3,694,468
Electrical Equipment – 0.3%
Bloom Energy Corp., 3.00%, 6/01/29(b)(d)	561,000	448,805
OSI Systems, Inc., 2.25%, 8/01/29(b)(d)	190,000	185,022
		633,827
Entertainment Content – 0.7%
Sphere Entertainment Co., 3.50%, 12/01/28(b)(d)	1,069,000	1,490,720
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	507,000	435,513
Home Construction – 0.1%
Meritage Homes Corp., 1.75%, 5/15/28(b)(d)	152,000	161,348
Household Products – 0.2%
Spectrum Brands, Inc., 3.38%, 6/01/29(b)(d)	447,000	451,613
Industrial Intermediate Products – 0.4%
Xometry, Inc., 1.00%, 2/01/27(d)	925,000	812,058

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Institutional Financial Services – 0.1%
Coinbase Global, Inc., 0.25%, 4/01/30(b)(d)	$219,000	$198,305
Internet Media & Services – 2.4%
Airbnb, Inc., 0.00%, 3/15/26(d)(g)	456,000	424,308
Expedia Group, Inc., 0.00%, 2/15/26(g)	435,000	419,123
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(d)	1,969,000	1,843,477
Snap, Inc., 0.00%, 5/01/27(d)(g)	1,560,000	1,340,165
TechTarget, Inc., 0.00%, 12/15/26(g)	775,000	761,351
Ziff Davis, Inc.,
1.75%, 11/01/26	417,000	386,507
3.63%, 3/01/28(b)	224,000	212,940
		5,387,871
IT Services – 0.7%
Bitdeer Technologies Group, 8.50%, 8/15/29(d)	242,000	284,592
Pagaya Technologies Ltd., 6.13%, 10/01/29(b)	69,000	77,522
Perficient, Inc., 0.13%, 11/15/26	1,266,000	1,261,189
		1,623,303
Leisure Facilities & Services – 2.0%
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(d)	1,135,000	1,090,167
DraftKings Holdings, Inc., 0.00%, 3/15/28(d)(g)	489,000	411,493
Live Nation Entertainment, Inc., 3.13%, 1/15/29	1,084,000	1,378,752
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	890,000	817,465
NCL Corp. Ltd., 2.50%, 2/15/27	694,000	728,353
Shake Shack, Inc., 0.00%, 3/01/28(d)(g)	198,000	194,323
		4,620,553
Leisure Products – 0.0%(c)
Peloton Interactive, Inc., 0.00%, 2/15/26(g)	126,000	114,663
Medical Equipment & Devices – 2.0%
CONMED Corp., 2.25%, 6/15/27(d)	948,000	869,790
Dexcom, Inc., 0.38%, 5/15/28(d)	241,000	212,562
	Par	Value
Medical Equipment & Devices (Continued)
Enovis Corp., 3.88%, 10/15/28	$861,000	$891,565
Exact Sciences Corp., 0.38%, 3/15/27(d)	700,000	674,800
Haemonetics Corp.,
0.00%, 3/01/26(d)(g)	909,000	836,735
2.50%, 6/01/29(b)	221,000	210,171

Integer Holdings Corp., 2.13%, 2/15/28(d)	509,000	772,662
		4,468,285
Metals & Mining – 1.5%
Century Aluminum Co., 2.75%, 5/01/28(d)	641,000	744,842
Equinox Gold Corp., 4.75%, 10/15/28	824,000	953,003
First Majestic Silver Corp., 0.38%, 1/15/27(d)	847,000	777,715
MP Materials Corp., 0.25%, 4/01/26(b)(d)	333,000	308,003
SSR Mining, Inc., 2.50%, 4/01/39(d)	643,000	610,207
		3,393,770
Oil & Gas Supply Chain – 0.4%
Kosmos Energy Ltd., 3.13%, 3/15/30(b)(d)	1,065,000	952,555
Real Estate Investment Trusts – 1.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	1,470,000	1,334,319
Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)	1,274,000	1,197,050
		2,531,369
Real Estate Services – 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(d)	711,000	616,082
Renewable Energy – 0.3%
Enphase Energy, Inc., 0.00%, 3/01/28(d)(g)	232,000	194,184
Sunnova Energy International, Inc., 0.25%, 12/01/26	603,000	391,497
		585,681
Software – 3.3%
Bentley Systems, Inc., 0.38%, 7/01/27(d)	433,000	392,731
Dayforce, Inc., 0.25%, 3/15/26(d)	1,038,000	981,429

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Software (Continued)
DigitalOcean Holdings, Inc., 0.00%, 12/01/26(g)	$1,180,000	$1,043,946
Evolent Health, Inc., 3.50%, 12/01/29(b)(d)	927,000	937,429
Guidewire Software, Inc., 1.25%, 11/01/29(b)	139,000	141,015
Jamf Holding Corp., 0.13%, 9/01/26(d)	725,000	650,689
MicroStrategy, Inc., 0.00%, 2/15/27(d)(g)	550,000	991,100
Progress Software Corp., 3.50%, 3/01/30(b)(d)	580,000	681,901
PROS Holdings, Inc., 2.25%, 9/15/27(d)	521,000	481,925
Veradigm, Inc., 0.88%, 1/01/27	299,000	325,723
Verint Systems, Inc., 0.25%, 4/15/26(d)	852,000	785,544
Vertex, Inc., 0.75%, 5/01/29(b)(d)	76,000	99,864
		7,513,296
Specialty Finance – 4.8%
Affirm Holdings, Inc., 0.00%, 11/15/26(g)	1,249,000	1,103,866
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	833,000	797,598
Block, Inc., 0.25%, 11/01/27(d)	945,000	814,306
EZCORP, Inc., 3.75%, 12/15/29(b)(d)	398,000	493,918
PennyMac Corp., 5.50%, 3/15/26	1,366,000	1,335,265
PennyMac Mortgage Investment Trust, 8.50%, 6/01/29(b)	298,000	296,063
Redwood Trust, Inc., 7.75%, 6/15/27	2,128,000	2,098,740
Repay Holdings Corp.,
0.00%, 2/01/26(b)(g)	164,000	151,946
2.88%, 7/15/29(b)(d)	255,000	243,653

SoFi Technologies, Inc., 0.00%, 10/15/26(b)(d)(g)	1,450,000	1,368,075
Two Harbors Investment Corp., 6.25%, 1/15/26(d)	1,849,000	1,796,303
Upstart Holdings, Inc., 2.00%, 10/01/29(b)	421,000	543,090
		11,042,823
Technology Hardware – 1.3%
3D Systems Corp., 0.00%, 11/15/26(g)	531,000	448,058
	Par	Value
Technology Hardware (Continued)
Lumentum Holdings, Inc., 0.50%, 6/15/28	$669,000	$579,688
Snowflake, Inc., 0.00%, 10/01/27(b)(g)	237,000	243,044
Super Micro Computer, Inc., 0.00%, 3/01/29(b)(g)	981,000	759,784
Western Digital Corp., 3.00%, 11/15/28(b)(d)	674,000	962,472
		2,993,046
Transportation & Logistics – 0.8%
Air Transport Services Group, Inc., 3.88%, 8/15/29(d)	1,475,000	1,408,625
CryoPort, Inc., 0.75%, 12/01/26(b)(d)	612,000	533,664
		1,942,289
Transportation Equipment – 0.6%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(d)	1,106,000	1,325,541
Total Convertible Bonds (Cost $67,687,086)		70,362,242

	Number of Shares
Convertible Preferred Stocks – 1.7%
Asset Management – 0.7%
AMG Capital Trust II, 5.15%(d)	15,282	868,782
Apollo Global Management, Inc., 6.75%	4,097	312,888
Ares Management Corp., 3.38%*	5,317	286,586
		1,468,256
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	551,925
Industrial Intermediate Products – 0.3%
Chart Industries, Inc., 6.75%	15,224	751,304
Technology Hardware – 0.5%
Hewlett Packard Enterprise Co., 3.81%*	10,646	615,871
NCR Voyix Corp., (100% Cash), 5.50%(h)	556	581,293
		1,197,164
Total Convertible Preferred Stocks (Cost $4,010,768)		3,968,649

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Corporate Bonds – 17.4%
Advertising & Marketing – 0.0%(c)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$68,000	$63,648
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	5,000	4,264
		67,912
Aerospace & Defense – 0.5%
Boeing (The) Co.,
2.20%, 2/04/26	30,000	28,891
6.30%, 5/01/29(b)	35,000	36,250
5.15%, 5/01/30	55,000	54,282
6.53%, 5/01/34(b)	25,000	26,359
General Dynamics Corp.,
3.50%, 4/01/27	130,000	127,252
3.75%, 5/15/28	70,000	68,288

Hexcel Corp., 4.20%, 2/15/27	60,000	58,586
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)	154,000	160,032
Lockheed Martin Corp.,
3.90%, 6/15/32	105,000	99,125
5.25%, 1/15/33	170,000	174,897
4.75%, 2/15/34	320,000	316,121
RTX Corp.,
5.75%, 1/15/29	15,000	15,580
6.00%, 3/15/31	30,000	31,774
		1,197,437
Apparel & Textile Products – 0.1%
Tapestry, Inc.,
7.35%, 11/27/28	10,000	10,212
3.05%, 3/15/32	130,000	109,799

Wolverine World Wide, Inc., 4.00%, 8/15/29(b)	80,000	68,407
		188,418
Asset Management – 0.4%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	100,000	104,251
5.15%, 5/15/33	85,000	85,961
Ares Capital Corp.,
2.15%, 7/15/26	48,000	45,527
7.00%, 1/15/27	90,000	93,007
2.88%, 6/15/27	60,000	56,360
2.88%, 6/15/28	40,000	36,506

Barings BDC, Inc., 3.30%, 11/23/26	35,000	33,272
Blue Owl Finance LLC, 6.25%, 4/18/34	70,000	71,961
	Par	Value
Asset Management (Continued)
Charles Schwab (The) Corp.,
1.15%, 5/13/26	$50,000	$47,457
5.88%, 8/24/26	75,000	76,548
(SOFR + 2.01%), 6.14%, 8/24/34(i)	40,000	42,441
FS KKR Capital Corp.,
2.63%, 1/15/27	105,000	98,527
3.25%, 7/15/27	10,000	9,408
3.13%, 10/12/28	20,000	17,987
7.88%, 1/15/29	20,000	21,244
Golub Capital BDC, Inc.,
2.50%, 8/24/26	10,000	9,473
6.00%, 7/15/29	70,000	70,082

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.75%, 1/15/29	47,000	46,965
Main Street Capital Corp., 6.95%, 3/01/29	55,000	56,303
		1,023,280
Automotive – 0.3%
American Honda Finance Corp., 4.90%, 3/13/29	65,000	65,338
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	230,000	238,992
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	71,000	70,868
General Motors Financial Co., Inc.,
2.35%, 2/26/27	170,000	160,710
5.80%, 1/07/29	10,000	10,237

Lear Corp., 3.80%, 9/15/27	60,000	58,243
		604,388
Banking – 2.3%
Bank of America Corp.,
(3M CME Term SOFR + 1.07%), 3.37%, 1/23/26(i)	25,000	24,885
(SOFR + 1.33%), 3.38%, 4/02/26(i)	495,000	491,516
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	205,099
(SOFR + 1.75%), 4.83%, 7/22/26(i)	105,000	104,871
(SOFR + 1.05%), 2.55%, 2/04/28(i)	25,000	23,796
(SOFR + 2.04%), 4.95%, 7/22/28(i)	85,000	85,340
(SOFR + 1.99%), 6.20%, 11/10/28(i)	125,000	129,974

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Banking (Continued)
Bank of America Corp.,
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(i)	$80,000	$70,735
(SOFR + 1.32%), 2.69%, 4/22/32(i)	50,000	43,359
(SOFR + 1.21%), 2.57%, 10/20/32(i)	30,000	25,509
(SOFR + 1.91%), 5.29%, 4/25/34(i)	80,000	80,364
(SOFR + 1.65%), 5.47%, 1/23/35(i)	70,000	71,041
Citigroup, Inc.,
(SOFR + 0.77%), 1.46%, 6/09/27(i)	375,000	355,570
4.45%, 9/29/27	100,000	98,760
(SOFR + 1.36%), 5.17%, 2/13/30(i)	50,000	50,336
(SOFR + 1.94%), 3.79%, 3/17/33(i)	220,000	199,930
(SOFR + 2.06%), 5.83%, 2/13/35(i)	200,000	201,746

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(i)	30,000	31,304
JPMorgan Chase & Co.,
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(i)	300,000	296,575
(SOFR + 0.80%), 1.05%, 11/19/26(i)	180,000	172,887
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(i)	205,000	195,460
(SOFR + 0.77%), 1.47%, 9/22/27(i)	95,000	89,364
(SOFR + 1.99%), 4.85%, 7/25/28(i)	245,000	245,340
(SOFR + 1.26%), 2.96%, 1/25/33(i)	45,000	39,301
(SOFR + 2.08%), 4.91%, 7/25/33(i)	75,000	74,257
(SOFR + 1.85%), 5.35%, 6/01/34(i)	190,000	192,190

M&T Bank Corp., (SOFR + 2.80%), 7.41%, 10/30/29(i)	270,000	290,662
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(i)	180,000	186,386
(SOFR + 1.84%), 5.58%, 6/12/29(i)	40,000	40,881
(SOFR + 1.90%), 5.68%, 1/22/35(i)	80,000	82,178
	Par	Value
Banking (Continued)
PNC Financial Services Group (The), Inc.,
(SOFR + 1.60%), 5.40%, 7/23/35(i)	$35,000	$35,261

Popular, Inc., 7.25%, 3/13/28	34,000	35,223
Santander Holdings USA, Inc., (SOFR + 2.14%), 6.34%, 5/31/35(i)	67,000	68,410
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(i)	36,000	32,376
(SOFR + 1.92%), 5.71%, 1/24/35(i)	65,000	66,177

U.S. Bancorp, (SOFR + 1.66%), 4.55%, 7/22/28(i)	20,000	19,880
Wells Fargo & Co.,
(SOFR + 1.32%), 3.91%, 4/25/26(i)	104,000	103,383
(SOFR + 1.51%), 3.53%, 3/24/28(i)	161,000	156,266
(SOFR + 1.07%), 5.71%, 4/22/28(i)	165,000	168,202
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(i)	1,000	970
(SOFR + 1.98%), 4.81%, 7/25/28(i)	176,000	175,806
(SOFR + 1.79%), 6.30%, 10/23/29(i)	43,000	45,061
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(i)	1,000	907
(SOFR + 1.99%), 5.56%, 7/25/34(i)	170,000	172,876
(SOFR + 1.78%), 5.50%, 1/23/35(i)	50,000	50,712
		5,331,126
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	91,416
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	64,465
		155,881
Biotechnology & Pharmaceuticals – 0.5%
AbbVie, Inc., 5.05%, 3/15/34	105,000	105,780
Amgen, Inc., 5.25%, 3/02/30	108,000	110,163
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	86,000	77,628
11.00%, 9/30/28(b)	84,000	77,294
14.00%, 10/15/30(b)	33,000	29,343

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Biotechnology & Pharmaceuticals (Continued)

Eli Lilly & Co., 4.70%, 2/27/33	$8,000	$7,964
Merck & Co., Inc., 4.50%, 5/17/33	110,000	108,032
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31(b)	101,000	92,113
7.88%, 5/15/34(b)	50,000	51,612

Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	30,000	29,890
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	230,000	193,186
Zoetis, Inc.,
3.00%, 9/12/27	140,000	134,148
2.00%, 5/15/30	20,000	17,262
		1,034,415
Cable & Satellite – 0.5%
Cable One, Inc., 4.00%, 11/15/30(b)	75,000	59,111
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(b)	5,000	4,773
6.38%, 9/01/29(b)	40,000	39,605
4.25%, 2/01/31(b)	29,000	25,166
7.38%, 3/01/31(b)	115,000	116,950
4.75%, 2/01/32(b)	135,000	116,714
4.50%, 5/01/32	50,000	42,539
4.50%, 6/01/33(b)	81,000	67,359
Comcast Corp.,
3.40%, 4/01/30	50,000	46,715
4.80%, 5/15/33	110,000	108,667

Directv Financing LLC, 8.88%, 2/01/30(b)	44,000	43,428
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	155,000	149,238
GCI LLC, 4.75%, 10/15/28(b)	52,000	49,076
Sirius XM Radio, Inc.,
4.00%, 7/15/28(b)	48,000	44,845
5.50%, 7/01/29(b)	73,000	70,817
4.13%, 7/01/30(b)	76,000	67,994
		1,052,997
Chemicals – 0.3%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	50,000	46,945
	Par	Value
Chemicals (Continued)
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	$75,000	$71,960
Eastman Chemical Co., 5.63%, 2/20/34	60,000	60,613
Ecolab, Inc., 2.13%, 2/01/32	20,000	16,869
LSB Industries, Inc., 6.25%, 10/15/28(b)	56,000	54,176
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	29,135
PPG Industries, Inc., 1.20%, 3/15/26	165,000	157,222
Rain Carbon, Inc., 12.25%, 9/01/29(b)	45,000	47,979
Rayonier AM Products, Inc., 7.63%, 1/15/26(b)	45,000	45,015
Sherwin-Williams (The) Co., 4.80%, 9/01/31	60,000	59,357
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	70,000	66,333
		655,604
Commercial Support Services – 0.3%
Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	57,056
Deluxe Corp., 8.00%, 6/01/29(b)	61,000	57,518
GEO Group (The), Inc.,
8.63%, 4/15/29	62,000	64,852
10.25%, 4/15/31	70,000	75,027

Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(b)	7,000	6,993
Republic Services, Inc., 5.20%, 11/15/34	165,000	166,900
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,506
3.20%, 6/01/32	55,000	48,851

Waste Management, Inc., 4.95%, 7/03/31	125,000	126,125
ZipRecruiter, Inc., 5.00%, 1/15/30(b)	67,000	60,421
		668,249
Construction Materials – 0.0%(c)
Eagle Materials, Inc., 2.50%, 7/01/31	88,000	76,014
Martin Marietta Materials, Inc., 5.15%, 12/01/34	25,000	24,816
		100,830

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Consumer Services – 0.1%
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	$13,000	$12,726
DaVita, Inc., 6.88%, 9/01/32(b)	21,000	21,109
Phinia, Inc., 6.63%, 10/15/32(b)	43,000	42,858
PROG Holdings, Inc., 6.00%, 11/15/29(b)	57,000	55,094
Upbound Group, Inc., 6.38%, 2/15/29(b)	42,000	39,965
Walgreens Boots Alliance, Inc., 8.13%, 8/15/29	52,000	51,684
		223,436
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	136,000	119,296
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
4.13%, 8/15/26(b)	82,000	71,340
5.25%, 8/15/27(b)	57,000	34,200

Packaging Corp. of America, 5.70%, 12/01/33	165,000	171,054
		395,890
Diversified Industrials – 0.0%(c)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	77,848
E-Commerce Discretionary – 0.0%(c)
Wayfair LLC, 7.25%, 10/31/29(b)	75,000	75,893
Electric Utilities – 0.8%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	48,503
AES (The) Corp., 5.45%, 6/01/28	30,000	30,285
Appalachian Power Co., 4.50%, 8/01/32	50,000	47,876
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,275
Black Hills Corp., 3.15%, 1/15/27	20,000	19,270
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	28,983
CenterPoint Energy, Inc., 5.25%, 8/10/26	22,000	22,161
	Par	Value
Electric Utilities (Continued)
Commonwealth Edison Co., 5.30%, 6/01/34	$50,000	$51,131
Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	50,000	51,354
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	46,302
DTE Electric Co., 5.20%, 4/01/33	50,000	50,842
Duke Energy Carolinas LLC, 4.95%, 1/15/33	20,000	19,923
Duke Energy Corp.,
2.65%, 9/01/26	100,000	96,504
3.40%, 6/15/29	50,000	46,979
5.75%, 9/15/33	26,000	26,975
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,232
5.25%, 3/15/33	10,000	10,182

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	74,364
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,517
Eversource Energy, 5.13%, 5/15/33	50,000	49,328
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	25,671
4.80%, 5/15/33	15,000	14,814
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,032
4.70%, 5/15/32	20,000	19,798

Gulfport Energy Operating Corp., 6.75%, 9/01/29(b)	61,000	61,315
Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,492
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,621
National Rural Utilities Cooperative Finance Corp., 2.40%, 3/15/30	50,000	44,283
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	50,000	50,215
NRG Energy, Inc.,
7.00%, 3/15/33(b)	110,000	119,362
6.25%, 11/01/34(b)	10,000	9,990

Ohio Power Co., 5.65%, 6/01/34	5,000	5,111
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	24,803

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Electric Utilities (Continued)
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/33	$10,000	$10,468
Pacific Gas and Electric Co.,
2.50%, 2/01/31	80,000	68,629
6.40%, 6/15/33	29,000	30,862

PacifiCorp, 5.30%, 2/15/31	10,000	10,145
PECO Energy Co., 4.90%, 6/15/33	40,000	39,921
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,490
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	10,034
4.85%, 2/15/34	25,000	24,758
Public Service Co. of Colorado,
4.10%, 6/01/32	25,000	23,739
5.35%, 5/15/34	30,000	30,540
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	9,831
5.20%, 8/01/33	20,000	20,402
4.85%, 8/01/34	10,000	9,893

Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,339
San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	45,445
Sempra, 5.50%, 8/01/33	10,000	10,205
Southern (The) Co., 5.20%, 6/15/33	50,000	50,206
Southern California Edison Co.,
5.45%, 6/01/31	50,000	51,233
5.95%, 11/01/32	21,000	22,221
2.95%, 2/01/51	6,000	3,914
5.88%, 12/01/53	10,000	10,348

Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	10,019
Union Electric Co., 2.95%, 3/15/30	70,000	63,940
Virginia Electric and Power Co., 2.30%, 11/15/31	45,000	38,094
WEC Energy Group, Inc., 5.60%, 9/12/26	15,000	15,237
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,071
	Par	Value
Electric Utilities (Continued)

Wisconsin Power and Light Co., 1.95%, 9/16/31	$5,000	$4,113
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,599
		1,848,189
Electrical Equipment – 0.0%(c)
Keysight Technologies, Inc., 4.95%, 10/15/34	25,000	24,274
Engineering & Construction – 0.0%(c)
Quanta Services, Inc., 2.35%, 1/15/32	30,000	25,175
Tutor Perini Corp., 11.88%, 4/30/29(b)	40,000	43,899
		69,074
Entertainment Content – 0.1%
Paramount Global, 4.20%, 5/19/32	65,000	56,644
TEGNA, Inc.,
4.63%, 3/15/28	113,000	106,109
5.00%, 9/15/29	155,000	144,701
		307,454
Food – 0.1%
Hershey (The) Co., 4.50%, 5/04/33	52,000	51,483
Mondelez International, Inc., 2.63%, 3/17/27	40,000	38,254
TreeHouse Foods, Inc., 4.00%, 9/01/28	62,000	56,499
		146,236
Gas & Water Utilities – 0.1%
American Water Capital Corp.,
4.45%, 6/01/32	30,000	29,230
5.15%, 3/01/34	5,000	5,028
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.88%, 8/20/26	21,000	20,577
5.75%, 5/20/27	50,000	48,223
9.38%, 6/01/28(b)	71,000	73,041

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,642
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	25,171
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,039
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	10,000	10,191

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Gas & Water Utilities (Continued)

Southern California Gas Co., 5.20%, 6/01/33	$30,000	$30,425
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,406
Southwest Gas Corp., 4.05%, 3/15/32	25,000	23,221
		310,194
Health Care Facilities & Services – 0.4%
Cencora, Inc., 2.70%, 3/15/31	90,000	78,778
DaVita, Inc., 4.63%, 6/01/30(b)	64,000	58,920
HCA, Inc.,
3.50%, 9/01/30	50,000	45,861
5.45%, 4/01/31	115,000	116,283
3.63%, 3/15/32	91,000	81,843
5.60%, 4/01/34	235,000	236,255

IQVIA, Inc., 6.25%, 2/01/29	25,000	26,034
McKesson Corp., 0.90%, 12/03/25	75,000	72,111
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	108,380
4.50%, 4/15/33	21,000	20,329
Universal Health Services, Inc.,
2.65%, 10/15/30	112,000	97,131
2.65%, 1/15/32	98,000	81,659
		1,023,584
Home Construction – 0.2%
K Hovnanian Enterprises, Inc., 11.75%, 9/30/29(b)	39,000	43,017
Lennar Corp., 5.00%, 6/15/27	35,000	35,216
LGI Homes, Inc., 8.75%, 12/15/28(b)	21,000	22,123
Masco Corp., 3.50%, 11/15/27	45,000	43,387
NVR, Inc., 3.00%, 5/15/30	135,000	122,330
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	58,883
3.80%, 11/01/29	50,000	47,490
		372,446
Industrial Support Services – 0.1%
WW Grainger, Inc., 4.45%, 9/15/34	185,000	179,430
	Par	Value
Institutional Financial Services – 0.9%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(i)	$50,000	$49,709
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	143,000	127,105
3.63%, 10/01/31(b)	79,000	65,881
Goldman Sachs Group (The), Inc.,
(SOFR + 0.61%), 0.86%, 2/12/26(i)	90,000	88,869
3.50%, 11/16/26	50,000	48,814
(SOFR + 0.79%), 1.09%, 12/09/26(i)	450,000	431,541
(SOFR + 0.80%), 1.43%, 3/09/27(i)	110,000	105,061
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(i)	50,000	48,200
(SOFR + 1.25%), 2.38%, 7/21/32(i)	5,000	4,215
(SOFR + 1.55%), 5.85%, 4/25/35(i)	85,000	88,070
(SOFR + 1.55%), 5.33%, 7/23/35(i)	80,000	79,910
(SOFR + 1.42%), 5.02%, 10/23/35(i)	105,000	102,523

Intercontinental Exchange, Inc., 1.85%, 9/15/32	20,000	16,021
Jefferies Financial Group, Inc., 5.88%, 7/21/28	25,000	25,698
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(i)	20,000	19,719
(SOFR + 1.67%), 4.68%, 7/17/26(i)	164,000	163,496
3.95%, 4/23/27	12,000	11,779
(SOFR + 1.59%), 5.16%, 4/20/29(i)	1,000	1,009
(SOFR + 1.63%), 5.45%, 7/20/29(i)	16,000	16,309
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(i)	53,000	51,945
(SOFR + 3.12%), 3.62%, 4/01/31(i)	56,000	52,409
(SOFR + 1.03%), 1.79%, 2/13/32(i)	290,000	239,026
(SOFR + 1.18%), 2.24%, 7/21/32(i)	10,000	8,367
(SOFR + 1.20%), 2.51%, 10/20/32(i)	45,000	38,168
(SOFR + 1.87%), 5.25%, 4/21/34(i)	110,000	110,164

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Institutional Financial Services (Continued)

StoneX Group, Inc., 7.88%, 3/01/31(b)	$65,000	$68,379
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	78,000	80,092
		2,142,479
Insurance – 0.7%
Aflac, Inc., 1.13%, 3/15/26	30,000	28,584
Allstate (The) Corp., 5.05%, 6/24/29	65,000	65,542
Aon Corp., 2.80%, 5/15/30	20,000	17,924
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	16,854
5.50%, 3/02/33	30,000	30,720
6.50%, 2/15/34	125,000	135,445

Assurant, Inc., 4.90%, 3/27/28	65,000	64,767
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	60,559
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	44,000	44,876
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	88,503
4.20%, 3/17/32	100,000	93,265
5.65%, 6/11/34	40,000	40,711

Enstar Group Ltd., 3.10%, 9/01/31	197,000	166,680
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	410,000	349,984
5.75%, 11/01/32	50,000	52,840

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,323
Progressive (The) Corp., 3.20%, 3/26/30	32,000	29,688
Reinsurance Group of America, Inc., 5.75%, 9/15/34	70,000	71,342
Unum Group, 4.00%, 6/15/29	135,000	129,766
		1,506,373
Internet Media & Services – 0.3%
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	76,000	70,905
Meta Platforms, Inc.,
4.80%, 5/15/30	40,000	40,548
3.85%, 8/15/32	235,000	221,386
4.75%, 8/15/34	163,000	161,230
	Par	Value
Internet Media & Services (Continued)

Uber Technologies, Inc., 4.80%, 9/15/34	$50,000	$48,471
VeriSign, Inc., 2.70%, 6/15/31	150,000	128,497
		671,037
IT Services – 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	10,000	9,666
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(b)	65,000	61,727
International Business Machines Corp.,
2.20%, 2/09/27	100,000	94,941
4.15%, 7/27/27	285,000	282,198

Leidos, Inc., 2.30%, 2/15/31	14,000	11,934
		460,466
Leisure Facilities & Services – 0.8%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)	130,000	112,152
Brinker International, Inc., 8.25%, 7/15/30(b)	3,000	3,194
Darden Restaurants, Inc.,
4.55%, 10/15/29	40,000	39,071
6.30%, 10/10/33	30,000	31,663

Everi Holdings, Inc., 5.00%, 7/15/29(b)	640,000	635,011
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	68,000	69,018
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	23,000	21,525
4.88%, 7/01/31(b)	50,000	44,681

Hyatt Hotels Corp., 5.75%, 1/30/27	30,000	30,588
Las Vegas Sands Corp.,
6.00%, 8/15/29	35,000	35,704
6.20%, 8/15/34	65,000	66,251
Marriott International, Inc.,
5.00%, 10/15/27	35,000	35,354
5.55%, 10/15/28	30,000	30,869
2.85%, 4/15/31	100,000	87,888
5.30%, 5/15/34	35,000	34,981

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Leisure Facilities & Services (Continued)

McDonald's Corp., 4.60%, 9/09/32	$284,000	$279,962
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29(b)	17,000	14,978
8.45%, 7/27/30(b)	65,000	67,031
Sabre GLBL, Inc.,
8.63%, 6/01/27(b)	35,000	33,784
11.25%, 12/15/27(b)	91,000	93,750
		1,767,455
Machinery – 0.1%
Eaton Corp., 4.15%, 3/15/33	20,000	19,132
IDEX Corp., 2.63%, 6/15/31	50,000	43,240
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	58,518
		120,890
Medical Equipment & Devices – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	25,785
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	108,000	113,310
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	68,776
Embecta Corp., 5.00%, 2/15/30(b)	4,000	3,621
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	30,000	30,592
		242,084
Metals & Mining – 0.1%
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	34,067
Hecla Mining Co., 7.25%, 2/15/28	35,000	35,415
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	54,000	48,760
		118,242
Oil & Gas Supply Chain – 1.7%
California Resources Corp., 8.25%, 6/15/29(b)	80,000	80,794
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 7/15/28(b)	32,000	32,876
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,262
	Par	Value
Oil & Gas Supply Chain (Continued)
Cheniere Energy, Inc.,
4.63%, 10/15/28	$110,000	$107,801
5.65%, 4/15/34	30,000	30,191
Civitas Resources, Inc.,
8.38%, 7/01/28(b)	19,000	19,636
8.75%, 7/01/31(b)	82,000	85,884
CNX Resources Corp.,
6.00%, 1/15/29(b)	29,000	28,753
7.38%, 1/15/31(b)	25,000	25,698
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	89,000	85,232
6.75%, 3/01/29(b)	26,000	24,881

ConocoPhillips Co., 5.05%, 9/15/33	20,000	20,086
Crescent Energy Finance LLC, 7.38%, 1/15/33(b)	38,000	36,859
CVR Energy, Inc., 8.50%, 1/15/29(b)	55,000	53,334
DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,341
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(b)	99,000	101,578
Devon Energy Corp., 5.20%, 9/15/34	40,000	38,509
Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	104,815
Energy Transfer L.P.,
5.25%, 7/01/29	30,000	30,298
5.75%, 2/15/33	10,000	10,194
6.55%, 12/01/33	65,000	69,710

EQT Corp., 3.90%, 10/01/27	45,000	43,791
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	22,000	22,469
7.88%, 5/15/32	43,000	42,970

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	43,000	43,880
Hess Corp., 4.30%, 4/01/27	50,000	49,471
Kinder Morgan, Inc., 1.75%, 11/15/26	60,000	56,665
Marathon Oil Corp., 5.70%, 4/01/34	70,000	72,637
MPLX L.P.,
4.13%, 3/01/27	180,000	177,468
4.25%, 12/01/27	90,000	88,531
2.65%, 8/15/30	50,000	43,998
5.00%, 3/01/33	210,000	204,302

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Oil & Gas Supply Chain (Continued)
New Fortress Energy, Inc.,
6.50%, 9/30/26(b)	$108,000	$100,043
8.75%, 3/15/29(b)	54,000	45,079
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	50,000	50,485
8.75%, 6/15/31(b)	38,000	39,315

Occidental Petroleum Corp., 5.38%, 1/01/32	30,000	29,620
ONEOK, Inc.,
5.85%, 1/15/26	77,000	77,783
4.00%, 7/13/27	255,000	249,883
6.05%, 9/01/33	110,000	114,485

Ovintiv, Inc., 5.38%, 1/01/26	10,000	10,015
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	61,000	59,206
7.88%, 9/15/30(b)	46,000	45,921
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	42,000	39,129
5.70%, 9/15/34	20,000	20,173

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(b)	50,000	51,904
SM Energy Co., 6.75%, 8/01/29(b)	24,000	23,852
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	51,000	52,691
Talos Production, Inc.,
9.00%, 2/01/29(b)	73,000	75,185
9.38%, 2/01/31(b)	68,000	70,013
Targa Resources Corp.,
5.20%, 7/01/27	160,000	161,861
6.15%, 3/01/29	130,000	135,729
5.50%, 2/15/35	40,000	39,911
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	17,000	17,143
5.00%, 1/15/28	46,000	45,711
5.50%, 3/01/30	25,000	25,047
4.88%, 2/01/31	20,000	19,407

Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	105,000	107,999
Venture Global LNG, Inc.,
8.13%, 6/01/28(b)	20,000	20,756
9.50%, 2/01/29(b)	47,000	51,949
	Par	Value
Oil & Gas Supply Chain (Continued)
Venture Global LNG, Inc.,
9.88%, 2/01/32(b)	$47,000	$51,302

W&T Offshore, Inc., 11.75%, 2/01/26(b)	17,000	17,067
Western Midstream Operating L.P., 6.15%, 4/01/33	30,000	31,011
		3,758,589
Oil, Gas Services & Equipment – 0.2%
Bristow Group, Inc., 6.88%, 3/01/28(b)	6,000	5,959
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	51,000	52,662
Helix Energy Solutions Group, Inc., 9.75%, 3/01/29(b)	19,000	20,264
Noble Finance II LLC, 8.00%, 4/15/30(b)	100,000	101,364
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 9/01/27	3,000	3,014
7.13%, 3/15/29(b)	44,000	44,814

Valaris Ltd., 8.38%, 4/30/30(b)	91,000	92,329
Weatherford International Ltd., 8.63%, 4/30/30(b)	69,000	71,325
		391,731
Publishing & Broadcasting – 0.1%
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	119,000	116,942
4.75%, 11/01/28(b)	83,000	78,031
Sinclair Television Group, Inc.,
5.50%, 3/01/30(b)	35,000	24,083
4.13%, 12/01/30(b)	63,000	48,273
		267,329
Real Estate Investment Trusts – 0.5%
American Tower Corp., 5.80%, 11/15/28	55,000	56,779
Brandywine Operating Partnership L.P., 8.88%, 4/12/29	28,000	30,345
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	40,000	39,600
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	77,433

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Real Estate Investment Trusts (Continued)
Crown Castle, Inc.,
3.80%, 2/15/28	$17,000	$16,427
5.60%, 6/01/29	10,000	10,250

Diversified Healthcare Trust, 4.75%, 2/15/28	31,000	27,419
Equinix, Inc., 1.45%, 5/15/26	70,000	66,767
ERP Operating L.P., 4.65%, 9/15/34	40,000	38,417
Host Hotels & Resorts L.P., 5.50%, 4/15/35	20,000	19,621
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/27	24,000	21,181
Prologis L.P.,
4.88%, 6/15/28	20,000	20,198
4.75%, 6/15/33	40,000	39,284

Realty Income Corp., 4.75%, 2/15/29	90,000	89,859
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	36,000	32,446
Simon Property Group L.P.,
1.38%, 1/15/27	10,000	9,343
5.50%, 3/08/33	40,000	41,061
4.75%, 9/26/34	50,000	47,984
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28(b)	86,000	91,605
4.75%, 4/15/28(b)	58,000	53,316
6.50%, 2/15/29(b)	93,000	80,065

VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	46,329
Welltower OP LLC, 3.85%, 6/15/32	70,000	64,981
XHR L.P., 4.88%, 6/01/29(b)	59,000	55,380
		1,076,090
Real Estate Owners & Developers – 0.0%(c)
Five Point Operating Co. L.P./Five Point Capital Corp., (Step to 11.00% on 11/15/24), 10.50%, 1/15/28(b)(j)	24,000	24,575
Howard Hughes (The) Corp., 4.38%, 2/01/31(b)	21,000	18,819
		43,394
	Par	Value
Retail - Consumer Staples – 0.0%(c)
Kroger (The) Co., 5.00%, 9/15/34	$50,000	$49,180
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50	76,000	49,014
		98,194
Retail - Discretionary – 0.4%
AutoZone, Inc.,
5.05%, 7/15/26	120,000	120,931
4.50%, 2/01/28	40,000	39,772
5.40%, 7/15/34	20,000	20,120
Bath & Body Works, Inc.,
6.88%, 11/01/35	82,000	83,231
6.75%, 7/01/36	64,000	64,345
Carvana Co.,
12.00%, 12/01/28(b)(h)	62,604	66,214
13.00%, 6/01/30(b)(h)	59,640	65,023

Foot Locker, Inc., 4.00%, 10/01/29(b)	47,000	40,385
Gap (The), Inc., 3.88%, 10/01/31(b)	36,000	30,936
Kohl's Corp., 4.63%, 5/01/31	74,000	61,369
Lowe's Cos., Inc.,
3.35%, 4/01/27	25,000	24,285
3.10%, 5/03/27	45,000	43,431
2.63%, 4/01/31	10,000	8,778

Macy's Retail Holdings LLC, 6.13%, 3/15/32(b)	23,000	21,976
Nordstrom, Inc.,
4.38%, 4/01/30	39,000	35,351
5.00%, 1/15/44	35,000	26,334

Patrick Industries, Inc., 6.38%, 11/01/32(b)	30,000	29,669
Victoria's Secret & Co., 4.63%, 7/15/29(b)	36,000	31,726
		813,876
Semiconductors – 0.4%
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	35,981
2.10%, 10/01/31	30,000	25,415

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	220,000	216,398
Broadcom, Inc.,
3.46%, 9/15/26	70,000	68,560
4.00%, 4/15/29(b)	5,000	4,824
4.15%, 4/15/32(b)	40,000	37,746
2.60%, 2/15/33(b)	50,000	41,496

Intel Corp., 3.75%, 3/25/27	50,000	48,675

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Semiconductors (Continued)

Marvell Technology, Inc., 5.95%, 9/15/33	$40,000	$41,867
Micron Technology, Inc., 5.30%, 1/15/31	80,000	80,591
Texas Instruments, Inc.,
4.60%, 2/08/29	160,000	160,477
1.90%, 9/15/31	54,000	45,688
4.90%, 3/14/33	25,000	25,280
4.85%, 2/08/34	60,000	60,117
		893,115
Software – 0.3%
Cloud Software Group, Inc., 9.00%, 9/30/29(b)	47,000	46,996
Fortinet, Inc., 2.20%, 3/15/31	10,000	8,506
Intuit, Inc., 5.20%, 9/15/33	100,000	101,935
Oracle Corp.,
1.65%, 3/25/26	180,000	172,461
4.65%, 5/06/30	25,000	24,832
2.88%, 3/25/31	220,000	194,823
4.90%, 2/06/33	100,000	98,663
4.70%, 9/27/34	80,000	76,924

Rackspace Finance LLC, 3.50%, 5/15/28(b)	15,438	9,096
Roper Technologies, Inc., 4.50%, 10/15/29	60,000	59,080
		793,316
Specialty Finance – 1.3%
Ally Financial, Inc., (SOFR + 2.82%), 6.85%, 1/03/30(i)	70,000	72,754
American Express Co.,
4.05%, 5/03/29	43,000	42,080
(SOFR + 1.84%), 5.04%, 5/01/34(i)	180,000	179,523

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	40,000	34,690
Bread Financial Holdings, Inc., 9.75%, 3/15/29(b)	97,000	102,455
Broadridge Financial Solutions, Inc., 2.60%, 5/01/31	10,000	8,632
Burford Capital Global Finance LLC,
6.25%, 4/15/28(b)	20,000	19,951
6.88%, 4/15/30(b)	32,000	32,146
9.25%, 7/01/31(b)	89,000	95,323
Capital One Financial Corp.,
(SOFR + 2.64%), 6.31%, 6/08/29(i)	160,000	166,177
	Par	Value
Specialty Finance (Continued)
Capital One Financial Corp.,
(SOFR + 2.60%), 5.25%, 7/26/30(i)	$7,000	$7,001
(SOFR + 1.56%), 5.46%, 7/26/30(i)	80,000	80,660
(SOFR + 2.26%), 6.05%, 2/01/35(i)	120,000	123,546

CPI CG, Inc., 10.00%, 7/15/29(b)	46,000	48,185
Credit Acceptance Corp., 9.25%, 12/15/28(b)	65,000	68,780
Enova International, Inc.,
11.25%, 12/15/28(b)	67,000	72,135
9.13%, 8/01/29(b)	46,000	47,222

Equifax, Inc., 4.80%, 9/15/29	65,000	64,453
FactSet Research Systems, Inc.,
2.90%, 3/01/27	150,000	143,855
3.45%, 3/01/32	72,000	64,297
FirstCash, Inc.,
5.63%, 1/01/30(b)	11,000	10,679
6.88%, 3/01/32(b)	42,000	42,479
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,606
5.60%, 3/02/33	150,000	154,185
5.45%, 3/15/34	30,000	30,449
Freedom Mortgage Corp.,
12.00%, 10/01/28(b)	10,000	10,804
12.25%, 10/01/30(b)	13,000	14,318
LD Holdings Group LLC,
8.75%, 11/01/27(b)	71,000	68,004
6.13%, 4/01/28(b)	54,000	46,780
Mastercard, Inc.,
3.30%, 3/26/27	76,000	74,122
1.90%, 3/15/31	22,000	18,824
4.55%, 1/15/35	50,000	48,582

MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,896
Nationstar Mortgage Holdings, Inc.,
6.50%, 8/01/29(b)	34,000	33,999
5.13%, 12/15/30(b)	52,000	48,681
5.75%, 11/15/31(b)	54,000	51,649
OneMain Finance Corp.,
6.63%, 1/15/28	6,000	6,094
6.63%, 5/15/29	15,000	15,000
5.38%, 11/15/29	2,000	1,917
7.88%, 3/15/30	64,000	66,627
7.50%, 5/15/31	70,000	71,585

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Specialty Finance (Continued)
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(b)	$15,000	$15,224
5.75%, 9/15/31(b)	49,000	46,779

Rithm Capital Corp., 8.00%, 4/01/29(b)	68,000	67,853
S&P Global, Inc.,
2.45%, 3/01/27	150,000	143,115
1.25%, 8/15/30	110,000	91,188
2.90%, 3/01/32	90,000	79,272

Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	40,000	40,932
Synchrony Financial, 7.25%, 2/02/33	69,000	70,648
United Wholesale Mortgage LLC,
5.75%, 6/15/27(b)	42,000	41,269
5.50%, 4/15/29(b)	66,000	62,944
		2,985,369
Steel – 0.1%
Cleveland-Cliffs, Inc.,
7.00%, 3/15/32(b)	104,000	104,118
7.38%, 5/01/33(b)	45,000	45,333

Nucor Corp., 3.13%, 4/01/32	50,000	44,413
Reliance, Inc., 2.15%, 8/15/30	40,000	34,220
		228,084
Technology Hardware – 0.5%
Apple, Inc., 3.35%, 8/08/32	25,000	23,147
CDW LLC/CDW Finance Corp.,
2.67%, 12/01/26	9,000	8,587
3.57%, 12/01/31	230,000	206,032

Cisco Systems, Inc., 5.05%, 2/26/34	45,000	45,683
CommScope LLC,
6.00%, 3/01/26(b)	69,000	67,358
8.25%, 3/01/27(b)	81,000	76,701

CommScope Technologies LLC, 5.00%, 3/15/27(b)	91,000	80,486
Jabil, Inc.,
1.70%, 4/15/26	65,000	61,990
4.25%, 5/15/27	70,000	68,917
5.45%, 2/01/29	30,000	30,357
Motorola Solutions, Inc.,
4.60%, 5/23/29	180,000	178,393
2.75%, 5/24/31	40,000	34,958
5.60%, 6/01/32	50,000	51,602
	Par	Value
Technology Hardware (Continued)
Motorola Solutions, Inc.,
5.40%, 4/15/34	$70,000	$70,972

NCR Atleos Corp., 9.50%, 4/01/29(b)	51,000	56,131
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	35,139
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	26,542
Western Digital Corp., 3.10%, 2/01/32	20,000	16,731
Xerox Holdings Corp.,
5.50%, 8/15/28(b)	39,000	31,982
8.88%, 11/30/29(b)	13,000	11,316
		1,183,024
Telecommunications – 0.8%
AT&T, Inc.,
1.70%, 3/25/26	373,000	357,976
4.35%, 3/01/29	2,000	1,973

Cogent Communications Group LLC, 7.00%, 6/15/27(b)	37,000	37,393
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27(b)	16,000	16,089
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	78,000	74,011
Frontier Communications Holdings LLC, 8.75%, 5/15/30(b)	456,000	482,733
Hughes Satellite Systems Corp.,
5.25%, 8/01/26	50,000	45,673
6.63%, 8/01/26	81,000	70,074
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	125,000	103,906
10.50%, 4/15/29(b)	78,000	86,841
10.50%, 5/15/30(b)	20,000	21,875
10.75%, 12/15/30(b)	86,000	96,094
Lumen Technologies, Inc.,
4.13%, 4/15/30(b)	60,267	51,076
10.00%, 10/15/32(b)	35,000	34,869

Sprint Capital Corp., 8.75%, 3/15/32	30,000	36,271
T-Mobile USA, Inc.,
2.88%, 2/15/31	99,000	87,684
5.15%, 4/15/34	45,000	44,930
4.70%, 1/15/35	110,000	105,963

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Telecommunications (Continued)

Verizon Communications, Inc., 4.78%, 2/15/35(b)	$17,000	$16,373
Windstream Services LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28(b)	33,000	33,183
8.25%, 10/01/31(b)	38,000	38,475
		1,843,462
Tobacco & Cannabis – 0.4%
Altria Group, Inc.,
3.40%, 5/06/30	30,000	27,697
2.45%, 2/04/32	190,000	158,107
6.88%, 11/01/33	110,000	120,918
Philip Morris International, Inc.,
3.38%, 8/15/29	15,000	14,129
5.63%, 11/17/29	204,000	211,602
2.10%, 5/01/30	60,000	52,118
5.75%, 11/17/32	25,000	26,035
5.38%, 2/15/33	50,000	50,681
5.63%, 9/07/33	90,000	92,797
4.90%, 11/01/34	100,000	97,577
		851,661
Transportation & Logistics – 0.1%
American Airlines, Inc.,
7.25%, 2/15/28(b)	83,000	84,365
8.50%, 5/15/29(b)	42,000	44,139

United Parcel Service, Inc., 4.45%, 4/01/30	15,000	14,884
		143,388
Transportation Equipment – 0.0%(c)
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 4/15/33(b)	15,000	14,624
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	61,676
		76,300
Wholesale - Consumer Staples – 0.0%(c)
United Natural Foods, Inc., 6.75%, 10/15/28(b)	50,000	48,250
Total Corporate Bonds (Cost $39,511,351)		39,658,683
	Par	Value

Foreign Issuer Bonds – 2.8%
Australia – 0.2%
BHP Billiton Finance USA Ltd.,
4.75%, 2/28/28	$270,000	$271,457
4.90%, 2/28/33	65,000	64,863

Coronado Finance Pty. Ltd., 9.25%, 10/01/29(b)	71,000	72,636
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	8,658
		417,614
Bermuda – 0.0%(c)
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	81,000	82,224
Brazil – 0.1%
Karoon USA Finance, Inc., 10.50%, 5/14/29(b)	50,000	51,571
Klabin Austria GmbH, 7.00%, 4/03/49(b)	48,000	50,152
		101,723
Burkina Faso – 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(b)	47,000	45,590
IAMGOLD Corp., 5.75%, 10/15/28(b)	47,000	45,823
		91,413
Canada – 0.7%
Algoma Steel, Inc., 9.13%, 4/15/29(b)	83,000	84,933
Bank of Montreal, 5.72%, 9/25/28	50,000	51,696
Bank of Nova Scotia (The),
1.05%, 3/02/26	65,000	61,986
1.35%, 6/24/26	156,000	148,142

Baytex Energy Corp., 8.50%, 4/30/30(b)	54,000	54,946
Brookfield Finance, Inc.,
6.35%, 1/05/34	50,000	53,526
5.68%, 1/15/35	80,000	81,566
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)	3,000	2,978
4.88%, 2/15/30(b)	51,000	47,431

Canadian Imperial Bank of Commerce, (SOFR + 1.34%), 4.63%, 9/11/30(i)	25,000	24,609
Canadian National Railway Co., 3.85%, 8/05/32	60,000	56,158

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Canada (Continued)

Dye & Durham Ltd., 8.63%, 4/15/29(b)	$54,000	$57,243
Enbridge, Inc., 5.63%, 4/05/34	35,000	35,591
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	22,430
5.63%, 8/16/32	70,000	70,942
6.00%, 12/07/33	181,000	185,810
goeasy Ltd.,
9.25%, 12/01/28(b)	37,000	39,454
7.63%, 7/01/29(b)	71,000	72,918
6.88%, 5/15/30(b)(k)	20,000	20,318

Greenfire Resources Ltd., 12.00%, 10/01/28(b)	2,000	2,150
Royal Bank of Canada,
1.20%, 4/27/26	70,000	66,651
2.05%, 1/21/27	100,000	94,942
5.20%, 8/01/28	40,000	40,646

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(b)	29,000	28,639
Strathcona Resources Ltd., 6.88%, 8/01/26(b)	47,000	46,649
Taseko Mines Ltd., 8.25%, 5/01/30(b)	62,000	64,067
Toronto-Dominion Bank (The),
0.75%, 1/06/26	100,000	95,405
4.69%, 9/15/27	40,000	39,937
		1,651,763
Finland – 0.0%(c)
Amer Sports Co., 6.75%, 2/16/31(b)	34,000	34,540
France – 0.0%(c)
TotalEnergies Capital S.A., 5.15%, 4/05/34	60,000	60,553
Germany – 0.0%(c)
IHO Verwaltungs GmbH,
7.75%, 11/15/30	50,000	50,002
8.00%, 11/15/32	25,000	25,082
		75,084
Ghana – 0.0%(c)
Kosmos Energy Ltd., 7.13%, 4/04/26(b)	64,000	63,018
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	122,000	110,064
7.38%, 4/02/32(b)	80,000	81,727
		191,791
	Par	Value
India – 0.0%(c)
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	$77,000	$75,945
Israel – 0.0%(c)
Energean PLC, 6.50%, 4/30/27(b)	50,000	49,685
Italy – 0.0%(c)
Intesa Sanpaolo S.p.A., (1Y US Treasury CMT + 2.60%), 4.20%, 6/01/32(b)(i)	3,000	2,627
Japan – 0.5%
Honda Motor Co. Ltd., 2.53%, 3/10/27	70,000	66,984
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(i)	275,000	261,015
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.90%), 5.75%, 7/06/34(i)	200,000	207,037
Rakuten Group, Inc.,
11.25%, 2/15/27(b)	128,000	139,200
9.75%, 4/15/29(b)	114,000	123,291

Sumitomo Mitsui Financial Group, Inc., 5.56%, 7/09/34	250,000	257,159
		1,054,686
Jersey, C.I. – 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(b)	106,000	102,977
Mexico – 0.0%(c)
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(b)	48,171	49,260
Netherlands – 0.0%(c)
OCI N.V., 6.70%, 3/16/33(b)	54,000	53,862
South Africa – 0.1%
Stillwater Mining Co.,
4.00%, 11/16/26(b)	53,000	49,958
4.50%, 11/16/29(b)	64,000	52,646
		102,604
Spain – 0.3%
Banco Santander S.A., 5.59%, 8/08/28	600,000	613,544
Switzerland – 0.0%(c)
Novartis Capital Corp., 2.20%, 8/14/30	10,000	8,825

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Turkey – 0.0%(c)
Eldorado Gold Corp., 6.25%, 9/01/29(b)	$49,000	$48,208
United Kingdom – 0.5%
BAT Capital Corp., 6.34%, 8/02/30	96,000	101,304
BAT International Finance PLC, 4.45%, 3/16/28	20,000	19,726
Diageo Capital PLC, 5.50%, 1/24/33	260,000	268,463
HSBC Holdings PLC,
(SOFR + 1.43%), 3.00%, 3/10/26(i)	200,000	198,386
(SOFR + 1.97%), 6.16%, 3/09/29(i)	200,000	206,937

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	71,000	71,018
Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	198,657
Zegona Finance PLC, 8.63%, 7/15/29(b)	111,000	117,244
		1,181,735
Zambia – 0.1%
First Quantum Minerals Ltd.,
9.38%, 3/01/29(b)	115,000	122,263
8.63%, 6/01/31(b)	73,000	73,849
		196,112
Total Foreign Issuer Bonds (Cost $6,251,378)		6,309,793

Mortgage-Backed Securities – 12.0%
Federal Home Loan Mortgage Corporation – 0.1%
Pool,
3.00%, 7/01/46 - 12/01/47	95,516	84,550
2.50%, 6/01/50 - 7/01/50	62,063	52,083
		136,633
Federal National Mortgage Association – 0.4%
Pool,
3.50%, 8/01/45	37,518	34,211
4.00%, 9/01/48 - 3/01/51	503,422	470,399
3.00%, 11/01/48	16,032	14,088
4.50%, 1/01/49	7,345	7,070
2.50%, 10/01/50 - 11/01/51	294,028	247,810
2.00%, 2/01/51 - 4/01/51	68,406	55,010
		828,588
Government National Mortgage Association – 0.9%
Pool,
2.00%, 11/01/52(k)	1,175,000	957,972
	Par	Value
Government National Mortgage Association (Continued)
Pool,
2.50%, 11/01/52(k)	$150,000	$127,054
4.50%, 11/01/52(k)	25,000	23,861
5.00%, 11/01/53(k)	150,000	146,507
5.50%, 11/01/53(k)	100,000	99,441
6.50%, 11/01/53(k)	75,000	76,194
3.00%, 11/01/54(k)	400,000	350,690
3.50%, 11/01/54(k)	225,000	203,318
		1,985,037
Government National Mortgage Association II – 0.1%
Pool,
2.50%, 12/20/46 - 1/20/51	149,082	124,571
4.50%, 9/20/48 - 1/20/50	97,539	94,324
3.00%, 1/20/50 - 2/20/50	61,602	54,281
		273,176
Uniform Mortgage-Backed Securities – 2.4%
Pool,
2.00%, 11/01/38 - 11/01/52(k)	1,350,000	1,089,459
2.50%, 11/01/38 - 11/01/52(k)	1,740,000	1,494,913
3.00%, 11/01/38 - 11/01/52(k)	625,000	547,156
3.50%, 11/01/38 - 11/01/52(k)	550,000	493,132
4.00%, 11/01/39 - 11/01/52(k)	150,000	141,795
4.50%, 11/01/53(k)	325,000	308,524
5.00%, 11/01/53(k)	300,000	291,489
5.50%, 11/01/53(k)	400,000	396,200
6.00%, 11/01/54(k)	425,000	427,709
6.50%, 11/01/54(k)	300,000	306,182
		5,496,559
Whole Loan – 8.1%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 10.11%, 3/25/42(b)(l)	250,000	269,487
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 11.21%, 5/25/42(b)(l)	290,000	321,105
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%, 2.50% Floor), 7.36%, 2/25/44(b)(l)	345,000	352,036

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 7.51%, 1/25/51(b)(l)	$700,000	$742,000
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.26%, 8/25/33(b)(l)	700,000	786,323
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 8.36%, 10/25/33(b)(l)	250,000	280,000
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 7.91%, 1/25/34(b)(l)	284,414	305,181
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 8.26%, 10/25/41(b)(l)	780,000	803,000
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 7.86%, 8/25/33(b)(l)	629,000	692,296
Series 2021-HQA2, Class B1, (30D Average SOFR + 3.15%), 8.01%, 12/25/33(b)(l)	400,000	442,252
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 8.21%, 9/25/41(b)(l)	800,000	819,504
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 6.96%, 9/25/41(b)(l)	355,000	357,878
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 8.61%, 12/25/41(b)(l)	750,000	771,562
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 8.26%, 1/25/42(b)(l)	250,000	257,329
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.61%, 2/25/42(b)(l)	300,000	314,050
Series 2022-DNA3, Class M2, (30D Average SOFR + 4.35%), 9.21%, 4/25/42(b)(l)	521,000	555,085
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 10.11%, 5/25/42(b)(l)	300,000	325,267
	Par	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 11.86%, 3/25/52(b)(l)	$500,000	$571,395
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 10.11%, 3/25/42(b)(l)	788,000	849,012
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 10.86%, 7/25/42(b)(l)	485,000	535,018
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 8.51%, 11/25/41(b)(l)	710,000	736,402
FNMA Connecticut Avenue Securities,
Series 2018-C03, Class 1EB2, (30D Average SOFR + 0.96%, 0.85% Floor), 5.82%, 10/25/30(l)	28,913	28,933
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%, 3.25% Floor), 8.22%, 1/25/40(b)(l)	100,870	104,212
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 8.62%, 2/25/40(b)(l)	625,000	659,652
Series 2020-SBT1, Class 2M2, (30D Average SOFR + 3.76%), 8.62%, 2/25/40(b)(l)	745,000	787,145
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 7.96%, 10/25/41(b)(l)	655,200	672,581
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 8.16%, 11/25/41(b)(l)	750,000	772,882
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 5.76%, 11/25/41(b)(l)	149,265	149,173
Series 2021-R02, Class 2M2, (30D Average SOFR + 2.00%), 6.86%, 11/25/41(b)(l)	275,000	276,368
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 7.61%, 12/25/41(b)(l)	250,000	255,735

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 8.01%, 12/25/41(b)(l)	$550,000	$563,750
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 9.36%, 1/25/42(b)(l)	786,000	829,090
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 7.86%, 1/25/42(b)(l)	1,101,348	1,129,460
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 11.11%, 3/25/42(b)(l)	635,000	697,873
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 7.86%, 4/25/42(b)(l)	540,000	557,215
		18,570,251
Total Mortgage-Backed Securities (Cost $27,274,322)		27,290,244

	Number of Shares
Preferred Stocks – 1.6%
Specialty Finance – 1.6%
AGNC Investment Corp., 6.13%(l)	23,314	577,021
AGNC Investment Corp. (NASDAQ Exchange), 9.85%(l)	3,228	81,571
MFA Financial, Inc., 6.50%(l)	41,438	1,001,971
New York Mortgage Trust, Inc., 7.88%(l)	2,103	52,428
New York Mortgage Trust, Inc. (NASDAQ Exchange), 8.75%(l)	21,682	481,774
Redwood Trust, Inc., 10.00%(l)	7,133	185,601
Rithm Capital Corp., 11.02%(l)	5,335	134,869
Rithm Capital Corp. (New York Exchange), 6.38%(l)	43,302	1,052,239
Total Preferred Stocks (Cost $3,335,809)		3,567,474

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Albireo Pharma CVR(f)(m)*	21,904	55,172
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
CinCor Pharma CVR(f)(m)*	24,888	$89,435
Concert Pharmaceuticals, Inc. CVR(f)(m)*	97,290	42,136
		186,743
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest CVR(f)(m)*	44,100	69,969
Medical Equipment & Devices – 0.0%(c)
Abiomed, Inc. CVR(f)(m)*	8,954	15,670
Total Rights (Cost $—)		272,382

	Par(a)/Number of Shares
Short-Term Investments – 8.6%
Convertible Bonds – 4.4%
Arbor Realty Trust, Inc., 7.50%, 8/01/25	$615,000	612,432
Chegg, Inc., 0.13%, 3/15/25(d)	1,113,000	1,065,698
Envestnet, Inc., 0.75%, 8/15/25	376,000	370,924
EZCORP, Inc., 2.38%, 5/01/25	521,000	513,390
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/01/25(b)(g)	989,000	1,051,307
i3 Verticals LLC, 1.00%, 2/15/25(d)	635,000	622,354
LendingTree, Inc., 0.50%, 7/15/25	1,842,000	1,763,715
Mesa Laboratories, Inc., 1.38%, 8/15/25(d)	622,000	598,036
Pegasystems, Inc., 0.75%, 3/01/25	735,000	721,403
PennyMac Corp., 5.50%, 11/01/24(d)	606,000	601,455
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25(d)	442,000	1,835,405
Zillow Group, Inc., 2.75%, 5/15/25(d)	372,000	400,772
		10,156,891
Corporate Bonds – 0.9%
Aetna, Inc., 3.50%, 11/15/24	40,000	39,970
Altria Group, Inc., 2.35%, 5/06/25	260,000	256,580
American Express Co., 3.95%, 8/01/25	70,000	69,644

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
American Tower Corp., 2.95%, 1/15/25	$105,000	$104,473
Blackstone Private Credit Fund, 2.70%, 1/15/25	60,000	59,654
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	15,000	14,946
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	49,487
eBay, Inc., 1.90%, 3/11/25	50,000	49,439
Energy Transfer L.P.,
4.05%, 3/15/25	30,000	29,877
2.90%, 5/15/25	40,000	39,543

General Mills, Inc., 4.00%, 4/17/25	30,000	29,880
Genuine Parts Co., 1.75%, 2/01/25	50,000	49,571
Marathon Petroleum Corp., 4.70%, 5/01/25	50,000	49,936
Marriott International, Inc., 5.75%, 5/01/25	9,000	9,024
MPLX L.P.,
4.88%, 12/01/24	12,000	11,995
4.88%, 6/01/25	475,000	474,504

NextEra Energy Capital Holdings, Inc., 5.75%, 9/01/25	30,000	30,215
NiSource, Inc., 0.95%, 8/15/25	100,000	96,923
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	50,000	49,934
ONEOK, Inc., 2.20%, 9/15/25	80,000	78,227
Reliance, Inc., 1.30%, 8/15/25	40,000	38,845
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	43,628
Simon Property Group L.P., 3.50%, 9/01/25	65,000	64,367
T-Mobile USA, Inc., 3.50%, 4/15/25	125,000	124,175
Verisk Analytics, Inc., 4.00%, 6/15/25	83,000	82,566
VMware LLC, 4.50%, 5/15/25	10,000	9,976
Welltower OP LLC, 4.00%, 6/01/25	57,000	56,729
		2,014,108
Foreign Issuer Bonds – 0.3%
Bank of Montreal, 3.70%, 6/07/25	215,000	213,676
	Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Brookfield Corp., 4.00%, 1/15/25	$50,000	$49,882
Canadian Imperial Bank of Commerce, 3.95%, 8/04/25	50,000	49,738
Canadian Natural Resources Ltd., 2.05%, 7/15/25	80,000	78,375
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	195,576
Southern Copper Corp., 3.88%, 4/23/25	5,000	4,963
Toronto-Dominion Bank (The), 3.77%, 6/06/25	62,000	61,629
		653,839
Money Market Fund – 3.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.67%(n)	6,814,597	6,814,597
Total Short-Term Investments (Cost $18,709,400)		19,639,435

Number of Contracts		Notional Amount
Purchased Options – 0.0%(c)
Put Options - Exchange Traded – 0.0%(c)
Frontier Communications Inc, Strike Price USD 32.50, Expires 12/20/24	203	725,319	11,673
United States Steel Corp., Strike Price USD 35.00, Expires 12/20/24	86	334,110	24,940
			36,613
Total Purchased Options (Premiums Paid $41,591)			36,613
Total Long Positions – 102.2% (Cost $228,979,066)			232,613,417

	Number of Shares	Value
Short Positions – (14.1)%(o)
Common Stocks – (14.1)%
Asset Management – (0.9)%
Affiliated Managers Group, Inc.	(2,649)	(513,641)
Apollo Global Management, Inc.	(1,793)	(256,865)
Ares Management Corp., Class A	(1,063)	(178,244)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Asset Management (Continued)
Bitdeer Technologies Group, Class A	(8,067)	$(62,842)
Core Scientific, Inc.	(3,885)	(51,632)
MARA Holdings, Inc.	(12,205)	(204,678)
WisdomTree, Inc.	(80,297)	(831,074)
		(2,098,976)
Automotive – (0.1)%
indie Semiconductor, Inc., Class A (China)	(16,068)	(53,185)
Rivian Automotive, Inc., Class A	(13,050)	(131,805)
		(184,990)
Biotechnology & Pharmaceuticals – (1.0)%
Ascendis Pharma A/S ADR (Denmark)	(873)	(107,222)
Bridgebio Pharma, Inc.	(2,874)	(67,280)
Collegium Pharmaceutical, Inc.	(25,635)	(875,179)
Guardant Health, Inc.	(168)	(3,676)
Halozyme Therapeutics, Inc.	(4,348)	(219,878)
Jazz Pharmaceuticals PLC	(1,690)	(185,951)
Mirum Pharmaceuticals, Inc.	(13,632)	(524,287)
Pacira BioSciences, Inc.	(3,912)	(64,939)
Travere Therapeutics, Inc.	(9,664)	(169,120)
		(2,217,532)
Cable & Satellite – (0.2)%
Cable One, Inc.	(31)	(10,589)
Charter Communications, Inc., Class A	(135)	(44,227)
Sirius XM Holdings, Inc.	(13,041)	(347,664)
		(402,480)
Commercial Support Services – (0.1)%
Alarm.com Holdings, Inc.	(1,210)	(64,529)
CSG Systems International, Inc.	(5,792)	(269,965)
		(334,494)
E-Commerce Discretionary – (0.0)%(c)
Wayfair, Inc., Class A	(838)	(35,892)
Electric Utilities – (0.5)%
CenterPoint Energy, Inc.	(5,273)	(155,712)
Duke Energy Corp.	(3,787)	(436,527)
PG&E Corp.	(31,474)	(636,404)
		(1,228,643)
	Number of Shares	Value
Electrical Equipment – (0.1)%
Bloom Energy Corp., Class A	(15,324)	$(147,110)
OSI Systems, Inc.	(555)	(73,377)
		(220,487)
Entertainment Content – (0.5)%
Sphere Entertainment Co.	(25,260)	(1,056,121)
Home Construction – (0.0)%(c)
Meritage Homes Corp.	(360)	(65,232)
Household Products – (0.1)%
Spectrum Brands Holdings, Inc.	(1,885)	(168,934)
Industrial Intermediate Products – (0.3)%
Chart Industries, Inc.	(4,895)	(590,924)
Xometry, Inc., Class A	(3,392)	(66,755)
		(657,679)
Institutional Financial Services – (0.0)%(c)
Coinbase Global, Inc., Class A	(463)	(82,993)
Internet Media & Services – (0.1)%
Airbnb, Inc., Class A	(165)	(22,241)
Snap, Inc., Class A	(1,251)	(15,212)
Ziff Davis, Inc.	(971)	(44,928)
Zillow Group, Inc., Class C	(2,335)	(140,310)
		(222,691)
Leisure Facilities & Services – (1.5)%
Cheesecake Factory (The), Inc.	(3,506)	(162,047)
DraftKings, Inc., Class A	(1,719)	(60,715)
Live Nation Entertainment, Inc.	(7,740)	(906,664)
Marriott Vacations Worldwide Corp.	(833)	(64,166)
Norwegian Cruise Line Holdings Ltd.	(10,726)	(271,797)
Royal Caribbean Cruises Ltd.	(8,818)	(1,819,594)
Shake Shack, Inc., Class A	(678)	(82,492)
		(3,367,475)
Medical Equipment & Devices – (0.6)%
CONMED Corp.	(1,164)	(79,432)
Dexcom, Inc.	(457)	(32,209)
Enovis Corp.	(8,293)	(342,252)
Exact Sciences Corp.	(2,649)	(182,596)
Haemonetics Corp.	(913)	(64,969)
Integer Holdings Corp.	(4,980)	(618,765)
		(1,320,223)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Metals & Mining – (0.5)%
Century Aluminum Co.	(23,472)	$(414,281)
Equinox Gold Corp. (Canada)	(98,781)	(547,247)
First Majestic Silver Corp. (Canada)	(13,818)	(101,977)
MP Materials Corp.	(1,350)	(24,286)
SSR Mining, Inc. (Canada)	(3,601)	(22,218)
		(1,110,009)
Oil & Gas Supply Chain – (3.2)%
Chevron Corp.	(25,666)	(3,819,614)
ConocoPhillips	(29,312)	(3,210,837)
Kosmos Energy Ltd. (Ghana)	(91,311)	(343,329)
		(7,373,780)
Oil, Gas Services & Equipment – (1.3)%
Schlumberger N.V.	(72,234)	(2,894,416)
Real Estate Investment Trusts – (0.1)%
Pebblebrook Hotel Trust	(9,981)	(119,573)
Summit Hotel Properties, Inc.	(17,951)	(109,860)
		(229,433)
Real Estate Services – (0.0)%(c)
Anywhere Real Estate, Inc.	(2,915)	(11,252)
Renewable Energy – (0.0)%(c)
Enphase Energy, Inc.	(229)	(19,016)
Software – (1.3)%
Bentley Systems, Inc., Class B	(1,663)	(80,256)
Dayforce, Inc.	(392)	(27,812)
Evolent Health, Inc., Class A	(13,799)	(322,207)
Guidewire Software, Inc.	(361)	(67,240)
Jamf Holding Corp.	(1,163)	(19,352)
MicroStrategy, Inc., Class A	(3,439)	(840,835)
Pagaya Technologies Ltd., Class A	(3,958)	(45,596)
Progress Software Corp.	(5,754)	(368,774)
PROS Holdings, Inc.	(3,713)	(73,517)
Snowflake, Inc., Class A	(279)	(32,035)
Synopsys, Inc.	(1,736)	(891,627)
Veradigm, Inc.	(3,379)	(31,763)
Verint Systems, Inc.	(1,375)	(29,288)
Vertex, Inc., Class A	(1,704)	(70,733)
		(2,901,035)
Specialty Finance – (0.4)%
Block, Inc.	(346)	(25,023)
	Number of Shares	Value
Specialty Finance (Continued)
EZCORP, Inc., Class A	(28,275)	$(324,880)
Repay Holdings Corp.	(10,997)	(87,481)
SoFi Technologies, Inc.	(16,060)	(179,390)
Upstart Holdings, Inc.	(7,449)	(362,617)
		(979,391)
Steel – (0.0)%(c)
Cleveland-Cliffs, Inc.	(6,668)	(86,551)
Technology Hardware – (0.7)%
Hewlett Packard Enterprise Co.	(21,292)	(414,981)
Lumentum Holdings, Inc.	(1,686)	(107,685)
NCR Voyix Corp.	(19,206)	(246,029)
Super Micro Computer, Inc.	(2,848)	(82,905)
Western Digital Corp.	(10,801)	(705,413)
		(1,557,013)
Transportation & Logistics – (0.2)%
Air Transport Services Group, Inc.	(23,152)	(399,140)
Transportation Equipment – (0.4)%
Greenbrier (The) Cos., Inc.	(13,512)	(800,856)
Total Common Stocks (Proceeds $31,011,563)		(32,026,734)

Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(f)	(52)	—
Ligand Pharmaceuticals, Inc. CVR(f)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (14.1)% (Proceeds $31,011,563)		(32,026,734)
Total Written Options – (0.0)%(c) (Premiums Received $36,725)		(26,385)
Other Assets less Liabilities – 11.9%(p)		27,134,964
NET ASSETS – 100.0%		$227,695,262
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, these securities had a total value of $51,837,248 or 22.77% of net assets.
(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Security represents underlying investment on open options contracts.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Zero coupon bond.
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2024 is disclosed.
(j)	Step coupon bond. Rate as of October 31, 2024 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2024.
(l)	Variable or floating rate security. Rate as of October 31, 2024 is disclosed.
(m)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At October 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $272,382 or 0.12% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Abiomed, Inc. CVR	12/23/22	$—
Albireo Pharma CVR	3/03/23	—
CinCor Pharma CVR	2/27/23	—
Concert Pharmaceuticals, Inc. CVR	3/07/23	—
Resolute Forest CVR	3/01/23	—

(n)	7-day current yield as of October 31, 2024 is disclosed.
(o)	Securities sold short are not owned by the Fund.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
6M	6 Month
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BANXICO	Banco de Mexico
BBSW	Bank Bill Swap Rate
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CORRA	Canadian Overnight Repo Rate Average
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
L.P.	Limited Partnership
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar

Futures Contracts outstanding at October 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	11	12/06/2024	EUR	1,577,020	$(14,910)
10-Year Australian Treasury Bond	16	12/16/2024	AUD	1,177,679	(41,600)
Ultra U.S. Treasury Bond	33	12/19/2024	USD	4,145,625	(249,929)
2-Year U.S. Treasury Note	84	12/31/2024	USD	17,299,406	(158,156)
5-Year U.S. Treasury Note	3	12/31/2024	USD	321,703	(867)
Total Long Contracts					$(465,462)
Short Contracts
10-Year Canadian Government Bond	(8)	12/18/2024	CAD	700,915	$3,657
10-Year U.S. Treasury Note	(165)	12/19/2024	USD	18,227,344	457,083
U.S. Treasury Long Bond	(28)	12/19/2024	USD	3,303,125	179,682
Ultra 10-Year U.S. Treasury Note	(13)	12/19/2024	USD	1,478,750	38,920
Total Short Contracts					$679,342
					$213,880

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/18/24	U.S. Dollars	2,555,236	Euro	2,305,000	Deutsche Bank	$42,609
12/16/24	U.S. Dollars	2,056,266	British Pounds	1,572,000	Morgan Stanley	29,439
12/18/24	U.S. Dollars	1,021,795	British Pounds	770,000	Barclays	29,017
12/18/24	U.S. Dollars	1,034,629	Canadian Dollars	1,400,000	Deutsche Bank	27,443
12/18/24	U.S. Dollars	915,616	British Pounds	690,000	JPMorgan Chase	25,984
12/18/24	U.S. Dollars	958,187	Canadian Dollars	1,300,000	Bank of America	22,944
12/18/24	U.S. Dollars	1,012,776	British Pounds	770,000	Bank of America	19,998
12/16/24	U.S. Dollars	731,070	Canadian Dollars	991,600	Morgan Stanley	17,754
12/18/24	U.S. Dollars	609,972	British Pounds	460,000	Citibank	16,883
12/18/24	South African Rand	16,235,000	U.S. Dollars	900,234	Goldman Sachs	16,724
12/18/24	U.S. Dollars	449,466	South Korean Won	595,000,000	Barclays	15,814
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	U.S. Dollars	488,789	Polish Zloty	1,900,000	Morgan Stanley	$14,938
12/18/24	U.S. Dollars	394,555	New Zealand Dollars	640,000	Citibank	11,843
12/18/24	U.S. Dollars	406,922	Swedish Kronor	4,200,000	Royal Bank Of Canada	11,664
12/18/24	U.S. Dollars	332,220	Colombian Pesos	1,430,000,000	Goldman Sachs	11,204
12/18/24	U.S. Dollars	768,110	Australian Dollars	1,150,000	Goldman Sachs	10,936
12/18/24	U.S. Dollars	297,642	Polish Zloty	1,150,000	Barclays	10,837
12/18/24	U.S. Dollars	664,541	Euro	600,000	Goldman Sachs	10,496
12/18/24	U.S. Dollars	587,586	Euro	530,000	Barclays	9,846
12/18/24	U.S. Dollars	598,336	Euro	540,000	Citibank	9,695
12/18/24	U.S. Dollars	302,157	Chilean Pesos	281,526,777	Goldman Sachs	9,423
12/18/24	U.S. Dollars	320,904	Swedish Kronor	3,315,471	Goldman Sachs	8,888
12/18/24	U.S. Dollars	301,337	New Zealand Dollars	490,000	Goldman Sachs	8,323
12/18/24	Euro	1,280,000	U.S. Dollars	1,387,336	Barclays	7,963
12/18/24	U.S. Dollars	120,106	Japanese Yen	17,000,000	Deutsche Bank	7,477
12/18/24	U.S. Dollars	280,603	South Korean Won	375,000,000	Goldman Sachs	7,291
12/18/24	U.S. Dollars	539,546	Canadian Dollars	740,000	JPMorgan Chase	7,177
12/18/24	U.S. Dollars	170,697	Thai Baht	5,500,000	Bank of America	7,155
12/18/24	U.S. Dollars	316,222	Swedish Kronor	3,284,529	Citibank	7,118
12/18/24	U.S. Dollars	160,300	Philippine Pesos	8,935,000	Barclays	7,027
12/18/24	U.S. Dollars	147,830	Swedish Kronor	1,500,000	Barclays	6,667
12/18/24	U.S. Dollars	80,185	Japanese Yen	11,120,000	Royal Bank Of Canada	6,512
12/18/24	U.S. Dollars	453,974	Australian Dollars	680,000	Bank of America	6,253
12/18/24	U.S. Dollars	173,818	British Pounds	130,000	Goldman Sachs	6,207
12/18/24	U.S. Dollars	207,955	Philippine Pesos	11,765,000	Bank of America	6,137
12/18/24	U.S. Dollars	133,415	Colombian Pesos	570,000,000	Bank of America	5,458
12/18/24	U.S. Dollars	261,638	Swiss Francs	220,000	Barclays	5,448
12/18/24	U.S. Dollars	110,878	Colombian Pesos	470,000,000	Barclays	5,370
12/18/24	U.S. Dollars	139,336	South Korean Won	183,819,366	Deutsche Bank	5,363
12/18/24	U.S. Dollars	148,847	Hungarian Forints	54,000,000	Deutsche Bank	5,324
12/18/24	U.S. Dollars	267,018	Polish Zloty	1,050,000	Citibank	5,153
12/18/24	U.S. Dollars	192,144	Canadian Dollars	260,000	Barclays	5,095
12/18/24	U.S. Dollars	162,714	Chilean Pesos	152,000,000	Barclays	4,665
12/18/24	U.S. Dollars	298,799	Brazilian Reals	1,710,000	Goldman Sachs	4,659
12/18/24	U.S. Dollars	355,483	Thai Baht	11,800,000	Barclays	4,610
12/18/24	U.S. Dollars	57,138	Japanese Yen	8,000,000	Barclays	4,136
12/18/24	U.S. Dollars	155,448	Swiss Francs	130,000	Bank of America	4,062
12/18/24	U.S. Dollars	94,972	Norwegian Kroner	1,000,000	Deutsche Bank	4,043
12/18/24	U.S. Dollars	259,778	South Korean Won	351,180,634	Bank of America	3,827
12/18/24	U.S. Dollars	359,924	Hungarian Forints	134,000,000	Citibank	3,773
12/18/24	U.S. Dollars	116,543	Swedish Kronor	1,200,000	Deutsche Bank	3,612
12/18/24	U.S. Dollars	262,549	Canadian Dollars	360,000	Morgan Stanley	3,558
12/18/24	U.S. Dollars	56,502	Japanese Yen	8,000,000	Morgan Stanley	3,500
12/18/24	U.S. Dollars	185,183	Norwegian Kroner	2,000,000	Goldman Sachs	3,326
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	U.S. Dollars	122,659	Czech Republic Koruna	2,780,000	Morgan Stanley	$3,069
12/18/24	U.S. Dollars	133,854	Euro	120,000	JPMorgan Chase	3,045
12/18/24	U.S. Dollars	131,116	Swiss Francs	110,000	JPMorgan Chase	3,021
12/18/24	U.S. Dollars	130,857	Swiss Francs	110,000	Goldman Sachs	2,761
12/18/24	U.S. Dollars	131,758	Singapore Dollars	170,000	Citibank	2,731
12/18/24	U.S. Dollars	171,171	Mexican Pesos	3,400,000	Goldman Sachs	2,688
12/18/24	U.S. Dollars	104,241	South African Rand	1,800,000	Bank of America	2,576
12/18/24	U.S. Dollars	146,752	Singapore Dollars	190,000	Morgan Stanley	2,544
12/18/24	U.S. Dollars	64,288	South Korean Won	85,000,000	Morgan Stanley	2,338
12/18/24	U.S. Dollars	102,080	Polish Zloty	400,000	Deutsche Bank	2,322
12/18/24	U.S. Dollars	88,310	Czech Republic Koruna	2,000,000	JPMorgan Chase	2,275
12/18/24	U.S. Dollars	229,062	Indonesian Rupiahs	3,570,000,000	Deutsche Bank	2,196
12/18/24	U.S. Dollars	107,861	South Korean Won	145,000,000	JPMorgan Chase	2,181
12/18/24	U.S. Dollars	127,361	Philippine Pesos	7,300,000	Citibank	2,135
12/18/24	U.S. Dollars	121,577	New Zealand Dollars	200,000	Bank of America	1,979
12/18/24	U.S. Dollars	47,123	Hungarian Forints	17,000,000	Goldman Sachs	1,939
12/18/24	U.S. Dollars	81,077	Mexican Pesos	1,600,000	Bank of America	1,791
12/18/24	U.S. Dollars	49,592	New Zealand Dollars	80,000	JPMorgan Chase	1,753
12/18/24	U.S. Dollars	57,550	Hungarian Forints	21,000,000	Morgan Stanley	1,735
12/18/24	U.S. Dollars	139,264	Brazilian Reals	800,000	Barclays	1,655
12/18/24	U.S. Dollars	75,976	Mexican Pesos	1,500,000	Deutsche Bank	1,645
12/18/24	U.S. Dollars	59,859	Swiss Francs	50,000	Citibank	1,634
12/18/24	U.S. Dollars	59,256	Chilean Pesos	55,473,223	Bank of America	1,575
12/18/24	Euro	260,000	U.S. Dollars	281,847	Royal Bank Of Canada	1,573
12/18/24	U.S. Dollars	67,412	Australian Dollars	100,000	Deutsche Bank	1,570
12/18/24	U.S. Dollars	121,941	Brazilian Reals	700,000	Bank of America	1,534
12/18/24	U.S. Dollars	44,521	Czech Republic Koruna	1,000,000	Goldman Sachs	1,503
12/18/24	U.S. Dollars	92,330	Norwegian Kroner	1,000,000	Morgan Stanley	1,401
12/18/24	U.S. Dollars	40,858	Australian Dollars	60,000	JPMorgan Chase	1,354
12/18/24	Polish Zloty	1,000,000	U.S. Dollars	248,122	Bank of America	1,273
12/18/24	U.S. Dollars	59,483	Swiss Francs	50,000	Morgan Stanley	1,258
12/16/24	U.S. Dollars	719,635	Canadian Dollars	998,720	Northern Trust	1,196
12/18/24	U.S. Dollars	101,599	Indonesian Rupiahs	1,580,000,000	Citibank	1,193
12/18/24	U.S. Dollars	23,623	Colombian Pesos	100,000,000	Citibank	1,174
12/18/24	U.S. Dollars	21,026	Japanese Yen	3,000,000	JPMorgan Chase	1,151
12/18/24	U.S. Dollars	21,021	Japanese Yen	3,000,000	Citibank	1,145
12/18/24	U.S. Dollars	35,355	Philippine Pesos	2,000,000	Goldman Sachs	1,047
12/18/24	U.S. Dollars	73,450	Australian Dollars	110,000	Barclays	1,024
12/18/24	Euro	230,000	U.S. Dollars	249,703	Goldman Sachs	1,015
12/18/24	U.S. Dollars	68,764	South African Rand	1,200,000	Morgan Stanley	987
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	U.S. Dollars	55,490	Mexican Pesos	1,100,000	Morgan Stanley	$980
12/18/24	U.S. Dollars	36,946	Canadian Dollars	50,000	Goldman Sachs	975
12/18/24	U.S. Dollars	35,653	Mexican Pesos	700,000	Barclays	966
12/18/24	U.S. Dollars	84,800	Indonesian Rupiahs	1,320,000,000	Bank of America	917
12/18/24	U.S. Dollars	19,736	Swedish Kronor	200,000	Morgan Stanley	914
12/18/24	U.S. Dollars	24,774	New Zealand Dollars	40,000	Morgan Stanley	855
12/18/24	U.S. Dollars	14,103	Japanese Yen	2,000,000	Bank of America	852
12/18/24	U.S. Dollars	70,062	South Korean Won	95,000,000	Citibank	824
12/18/24	Euro	360,000	U.S. Dollars	391,662	Bank of America	766
12/18/24	U.S. Dollars	23,529	Singapore Dollars	30,000	Royal Bank Of Canada	760
12/18/24	U.S. Dollars	52,268	British Pounds	40,000	Morgan Stanley	696
12/18/24	U.S. Dollars	50,413	Philippine Pesos	2,900,000	Morgan Stanley	666
12/18/24	U.S. Dollars	85,378	South African Rand	1,500,000	Citibank	658
12/18/24	U.S. Dollars	113,595	Thai Baht	3,800,000	Goldman Sachs	602
12/18/24	U.S. Dollars	44,262	Chilean Pesos	42,000,000	Citibank	590
12/18/24	U.S. Dollars	20,291	Australian Dollars	30,000	Morgan Stanley	539
12/18/24	South African Rand	465,000	U.S. Dollars	25,745	Morgan Stanley	519
12/18/24	U.S. Dollars	30,849	Singapore Dollars	40,000	Barclays	490
12/18/24	Mexican Pesos	2,400,000	U.S. Dollars	118,484	Morgan Stanley	445
12/18/24	U.S. Dollars	96,457	South African Rand	1,700,000	Barclays	441
12/18/24	U.S. Dollars	50,206	Polish Zloty	200,000	Goldman Sachs	327
12/18/24	U.S. Dollars	23,567	Swiss Francs	20,000	Deutsche Bank	277
12/18/24	Swedish Kronor	400,000	U.S. Dollars	37,393	Barclays	251
12/18/24	Swiss Francs	60,000	U.S. Dollars	69,630	Royal Bank Of Canada	240
12/18/24	South Korean Won	55,000,000	U.S. Dollars	39,850	Goldman Sachs	236
12/18/24	U.S. Dollars	25,912	Philippine Pesos	1,500,000	JPMorgan Chase	181
12/16/24	U.S. Dollars	18,360	British Pounds	14,100	Northern Trust	181
12/18/24	Polish Zloty	200,000	U.S. Dollars	49,715	Morgan Stanley	164
12/18/24	U.S. Dollars	11,064	Euro	10,000	Morgan Stanley	163
12/18/24	Singapore Dollars	230,000	U.S. Dollars	174,406	Morgan Stanley	160
12/18/24	New Zealand Dollars	90,000	U.S. Dollars	53,674	Deutsche Bank	145
12/18/24	South Korean Won	20,000,000	U.S. Dollars	14,433	Morgan Stanley	144
12/18/24	U.S. Dollars	15,518	Philippine Pesos	900,000	Deutsche Bank	79
12/18/24	Indian Rupees	9,600,000	U.S. Dollars	113,871	Bank of America	76
12/18/24	South Korean Won	55,000,000	U.S. Dollars	40,022	Bank of America	64
12/18/24	Norwegian Kroner	230,000	U.S. Dollars	20,855	Bank of America	58
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	Mexican Pesos	230,000	U.S. Dollars	11,344	Citibank	$53
12/18/24	Canadian Dollars	46,782	U.S. Dollars	33,619	Barclays	36
12/18/24	Norwegian Kroner	200,000	U.S. Dollars	18,161	Goldman Sachs	25
12/18/24	Canadian Dollars	39,790	U.S. Dollars	28,605	JPMorgan Chase	21
12/18/24	Mexican Pesos	300,000	U.S. Dollars	14,851	Goldman Sachs	15
12/18/24	Taiwan Dollars	3,200,000	U.S. Dollars	100,720	Citibank	14
12/18/24	Czech Republic Koruna	2,000,000	U.S. Dollars	86,024	Barclays	11
12/18/24	Indian Rupees	2,600,000	U.S. Dollars	30,851	Barclays	10
12/18/24	Indian Rupees	1,000,000	U.S. Dollars	11,863	Goldman Sachs	6
12/18/24	U.S. Dollars	56,647	Hong Kong Dollars	440,000	JPMorgan Chase	3
12/18/24	U.S. Dollars	30,864	Indian Rupees	2,600,000	Deutsche Bank	3
Total Unrealized Appreciation						$651,052

12/18/24	Singapore Dollars	20,000	U.S. Dollars	15,182	JPMorgan Chase	$(3)
12/18/24	Canadian Dollars	10,000	U.S. Dollars	7,199	Bank of America	(5)
12/18/24	U.S. Dollars	40,340	Indian Rupees	3,400,000	Morgan Stanley	(16)
12/18/24	U.S. Dollars	92,154	Australian Dollars	140,000	Bank of America	(24)
12/18/24	U.S. Dollars	15,715	Taiwan Dollars	500,000	Goldman Sachs	(25)
12/18/24	U.S. Dollars	10,874	Euro	10,000	Bank of America	(26)
12/18/24	Indian Rupees	700,000	U.S. Dollars	8,340	Barclays	(32)
12/18/24	Indian Rupees	1,800,000	U.S. Dollars	21,404	Goldman Sachs	(39)
12/18/24	U.S. Dollars	6,860	South African Rand	122,637	Morgan Stanley	(67)
12/18/24	U.S. Dollars	29,085	South Korean Won	40,000,000	Barclays	(69)
12/18/24	U.S. Dollars	165,562	Japanese Yen	25,000,000	Goldman Sachs	(70)
12/18/24	Taiwan Dollars	1,800,000	U.S. Dollars	56,735	Citibank	(72)
12/18/24	U.S. Dollars	62,050	South African Rand	1,100,000	Royal Bank Of Canada	(78)
12/18/24	Indonesian Rupiahs	100,000,000	U.S. Dollars	6,452	Morgan Stanley	(97)
12/18/24	South African Rand	1,100,000	U.S. Dollars	62,249	Bank of America	(120)
12/18/24	South African Rand	200,000	U.S. Dollars	11,431	Morgan Stanley	(135)
12/18/24	U.S. Dollars	157,880	Australian Dollars	240,000	Morgan Stanley	(139)
12/18/24	U.S. Dollars	163,366	Mexican Pesos	3,300,000	Goldman Sachs	(161)
12/18/24	Euro	40,000	U.S. Dollars	43,770	Morgan Stanley	(167)
12/18/24	U.S. Dollars	59,546	Indonesian Rupiahs	940,000,000	Deutsche Bank	(189)
12/16/24	British Pounds	25,600	U.S. Dollars	33,229	Northern Trust	(222)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	Mexican Pesos	1,000,000	U.S. Dollars	49,793	Morgan Stanley	$(239)
12/18/24	South African Rand	200,000	U.S. Dollars	11,542	Barclays	(246)
12/18/24	Canadian Dollars	173,428	U.S. Dollars	125,083	Goldman Sachs	(315)
12/18/24	Singapore Dollars	80,000	U.S. Dollars	61,035	Goldman Sachs	(316)
12/18/24	South Korean Won	25,000,000	U.S. Dollars	18,578	Morgan Stanley	(358)
12/18/24	Polish Zloty	50,000	U.S. Dollars	12,861	JPMorgan Chase	(391)
12/18/24	U.S. Dollars	107,151	Czech Republic Koruna	2,500,000	JPMorgan Chase	(393)
12/18/24	Taiwan Dollars	1,600,000	U.S. Dollars	50,786	Deutsche Bank	(419)
12/18/24	U.S. Dollars	128,630	Czech Republic Koruna	3,000,000	Bank of America	(424)
12/18/24	U.S. Dollars	174,234	Swiss Francs	150,000	Barclays	(441)
12/18/24	U.S. Dollars	163,056	Euro	150,000	Goldman Sachs	(455)
12/18/24	South African Rand	2,500,000	U.S. Dollars	141,716	Citibank	(516)
12/18/24	Philippine Pesos	900,000	U.S. Dollars	15,959	Citibank	(520)
12/18/24	Canadian Dollars	20,000	U.S. Dollars	14,917	Morgan Stanley	(528)
12/18/24	Swiss Francs	30,000	U.S. Dollars	35,470	Royal Bank Of Canada	(535)
12/18/24	Thai Baht	1,700,000	U.S. Dollars	51,145	Morgan Stanley	(596)
12/18/24	Brazilian Reals	120,000	U.S. Dollars	21,262	Bank of America	(621)
12/18/24	U.S. Dollars	315,666	South African Rand	5,600,000	Bank of America	(623)
12/18/24	U.S. Dollars	148,609	Indonesian Rupiahs	2,350,000,000	Bank of America	(729)
12/18/24	Thai Baht	20,700,000	U.S. Dollars	616,265	JPMorgan Chase	(751)
12/18/24	U.S. Dollars	271,733	Euro	250,000	Barclays	(786)
12/18/24	U.S. Dollars	131,419	Taiwan Dollars	4,200,000	Barclays	(795)
12/18/24	Japanese Yen	2,000,000	U.S. Dollars	14,053	Morgan Stanley	(802)
12/18/24	British Pounds	90,000	U.S. Dollars	116,846	Deutsche Bank	(807)
12/18/24	Mexican Pesos	700,000	U.S. Dollars	35,655	Bank of America	(967)
12/18/24	U.S. Dollars	158,195	Czech Republic Koruna	3,700,000	Morgan Stanley	(971)
12/18/24	Swedish Kronor	200,000	U.S. Dollars	19,799	Barclays	(977)
12/18/24	Singapore Dollars	80,000	U.S. Dollars	61,701	Morgan Stanley	(982)
12/18/24	Czech Republic Koruna	3,700,000	U.S. Dollars	160,160	JPMorgan Chase	(994)
12/18/24	Colombian Pesos	130,000,000	U.S. Dollars	30,219	Goldman Sachs	(1,036)
12/18/24	Philippine Pesos	1,600,000	U.S. Dollars	28,572	Morgan Stanley	(1,125)
12/18/24	Polish Zloty	100,000	U.S. Dollars	26,089	Deutsche Bank	(1,150)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	Czech Republic Koruna	3,500,000	U.S. Dollars	151,746	Barclays	$(1,183)
12/18/24	Philippine Pesos	3,700,000	U.S. Dollars	64,697	Barclays	(1,227)
12/18/24	British Pounds	150,000	U.S. Dollars	194,650	Goldman Sachs	(1,251)
12/18/24	Thai Baht	1,300,000	U.S. Dollars	39,973	Goldman Sachs	(1,318)
12/18/24	U.S. Dollars	183,782	South African Rand	3,277,363	Barclays	(1,324)
12/18/24	Polish Zloty	600,000	U.S. Dollars	151,070	Morgan Stanley	(1,432)
12/18/24	Indonesian Rupiahs	660,000,000	U.S. Dollars	43,475	Goldman Sachs	(1,533)
12/18/24	Euro	70,000	U.S. Dollars	78,004	Goldman Sachs	(1,700)
12/18/24	Chilean Pesos	46,000,000	U.S. Dollars	49,597	Bank of America	(1,766)
12/18/24	Colombian Pesos	230,000,000	U.S. Dollars	53,422	Barclays	(1,790)
12/18/24	Czech Republic Koruna	1,500,000	U.S. Dollars	66,347	Morgan Stanley	(1,821)
12/18/24	Japanese Yen	4,000,000	U.S. Dollars	28,370	Bank of America	(1,869)
12/18/24	Singapore Dollars	170,000	U.S. Dollars	130,896	Barclays	(1,870)
12/18/24	Indonesian Rupiahs	1,830,000,000	U.S. Dollars	118,185	Bank of America	(1,892)
12/18/24	Japanese Yen	13,000,000	U.S. Dollars	88,113	Barclays	(1,984)
12/18/24	U.S. Dollars	303,235	Taiwan Dollars	9,700,000	Bank of America	(2,115)
12/18/24	South Korean Won	100,000,000	U.S. Dollars	75,102	Barclays	(2,219)
12/18/24	Chilean Pesos	44,000,000	U.S. Dollars	48,207	JPMorgan Chase	(2,455)
12/18/24	New Zealand Dollars	360,000	U.S. Dollars	217,889	Goldman Sachs	(2,613)
12/18/24	Indonesian Rupiahs	1,580,000,000	U.S. Dollars	103,061	Deutsche Bank	(2,655)
12/18/24	Norwegian Kroner	600,000	U.S. Dollars	57,255	Morgan Stanley	(2,698)
12/18/24	Swiss Francs	90,000	U.S. Dollars	107,561	Goldman Sachs	(2,756)
12/18/24	Singapore Dollars	260,000	U.S. Dollars	200,185	Bank of America	(2,849)
12/18/24	Swedish Kronor	1,000,000	U.S. Dollars	96,983	Bank of America	(2,874)
12/18/24	Hungarian Forints	24,000,000	U.S. Dollars	66,899	Morgan Stanley	(3,110)
12/18/24	Brazilian Reals	320,000	U.S. Dollars	58,350	Citibank	(3,306)
12/18/24	Chilean Pesos	44,000,000	U.S. Dollars	49,095	Goldman Sachs	(3,344)
12/18/24	Polish Zloty	300,000	U.S. Dollars	78,205	Barclays	(3,386)
12/18/24	Thai Baht	3,800,000	U.S. Dollars	116,453	Barclays	(3,459)
12/18/24	Mexican Pesos	2,800,000	U.S. Dollars	142,336	Goldman Sachs	(3,586)
12/18/24	Polish Zloty	450,000	U.S. Dollars	115,854	Goldman Sachs	(3,626)
12/18/24	Euro	140,000	U.S. Dollars	156,465	JPMorgan Chase	(3,854)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	Hungarian Forints	25,000,000	U.S. Dollars	70,473	JPMorgan Chase	$(4,027)
12/18/24	Taiwan Dollars	7,800,000	U.S. Dollars	249,575	Goldman Sachs	(4,036)
12/18/24	Japanese Yen	19,000,000	U.S. Dollars	129,915	JPMorgan Chase	(4,036)
12/18/24	Czech Republic Koruna	5,300,000	U.S. Dollars	232,173	Deutsche Bank	(4,178)
12/18/24	Canadian Dollars	220,000	U.S. Dollars	162,480	JPMorgan Chase	(4,208)
12/18/24	British Pounds	310,000	U.S. Dollars	403,928	Bank of America	(4,239)
12/18/24	South Korean Won	275,000,000	U.S. Dollars	204,783	Bank of America	(4,355)
12/18/24	British Pounds	170,000	U.S. Dollars	223,648	Barclays	(4,462)
12/18/24	Swiss Francs	210,000	U.S. Dollars	249,035	Barclays	(4,490)
12/18/24	Hungarian Forints	29,000,000	U.S. Dollars	81,625	Citibank	(4,548)
12/18/24	Swiss Francs	140,000	U.S. Dollars	167,822	Morgan Stanley	(4,792)
12/18/24	Norwegian Kroner	2,000,000	U.S. Dollars	186,807	Goldman Sachs	(4,947)
12/18/24	Swedish Kronor	900,000	U.S. Dollars	89,666	Goldman Sachs	(4,968)
12/18/24	New Zealand Dollars	320,000	U.S. Dollars	196,491	Barclays	(5,136)
12/18/24	Mexican Pesos	3,600,000	U.S. Dollars	183,550	Barclays	(5,156)
12/18/24	Norwegian Kroner	2,100,000	U.S. Dollars	196,239	JPMorgan Chase	(5,288)
12/18/24	Hungarian Forints	49,000,000	U.S. Dollars	136,016	Goldman Sachs	(5,781)
12/18/24	Brazilian Reals	620,000	U.S. Dollars	112,776	Barclays	(6,130)
12/18/24	Australian Dollars	390,000	U.S. Dollars	263,259	Goldman Sachs	(6,478)
12/18/24	Japanese Yen	45,000,000	U.S. Dollars	304,754	Goldman Sachs	(6,617)
12/18/24	Indonesian Rupiahs	7,720,000,000	U.S. Dollars	497,423	Citibank	(6,832)
12/18/24	New Zealand Dollars	460,000	U.S. Dollars	281,950	Deutsche Bank	(6,875)
12/18/24	Swedish Kronor	2,800,000	U.S. Dollars	270,446	Morgan Stanley	(6,941)
12/18/24	British Pounds	340,000	U.S. Dollars	445,341	Morgan Stanley	(6,972)
12/18/24	Australian Dollars	280,000	U.S. Dollars	192,427	JPMorgan Chase	(8,071)
12/18/24	New Zealand Dollars	260,000	U.S. Dollars	164,194	Bank of America	(8,717)
12/18/24	Japanese Yen	19,000,000	U.S. Dollars	134,746	Citibank	(8,866)
12/18/24	Czech Republic Koruna	7,100,000	U.S. Dollars	314,363	Goldman Sachs	(8,936)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/18/24	Hungarian Forints	54,000,000	U.S. Dollars	152,465	Barclays	$(8,941)
12/18/24	Colombian Pesos	1,720,000,000	U.S. Dollars	396,381	Citibank	(10,267)
12/18/24	Philippine Pesos	21,800,000	U.S. Dollars	384,495	Bank of America	(10,533)
12/18/24	Colombian Pesos	930,000,000	U.S. Dollars	219,601	Bank of America	(10,829)
12/18/24	British Pounds	690,000	U.S. Dollars	900,982	Citibank	(11,350)
12/18/24	Euro	700,000	U.S. Dollars	774,513	Bank of America	(11,459)
12/18/24	Hungarian Forints	111,000,000	U.S. Dollars	307,965	Deutsche Bank	(12,945)
12/18/24	Swedish Kronor	4,200,000	U.S. Dollars	408,963	Deutsche Bank	(13,706)
12/18/24	British Pounds	770,000	U.S. Dollars	1,007,937	JPMorgan Chase	(15,160)
12/18/24	Euro	600,000	U.S. Dollars	671,292	Barclays	(17,246)
12/16/24	Canadian Dollars	991,600	U.S. Dollars	731,286	Morgan Stanley	(17,970)
12/18/24	South Korean Won	1,230,000,000	U.S. Dollars	920,076	Citibank	(23,620)
12/18/24	Canadian Dollars	1,610,136	U.S. Dollars	1,182,197	Barclays	(23,836)
12/18/24	Brazilian Reals	2,895,000	U.S. Dollars	521,879	Goldman Sachs	(23,909)
12/18/24	Chilean Pesos	411,000,000	U.S. Dollars	451,868	Barclays	(24,509)
12/18/24	Australian Dollars	1,130,000	U.S. Dollars	773,678	Bank of America	(29,671)
12/18/24	Australian Dollars	1,100,000	U.S. Dollars	756,489	Barclays	(32,235)
12/18/24	Canadian Dollars	1,769,864	U.S. Dollars	1,308,736	Royal Bank Of Canada	(35,464)
12/16/24	British Pounds	1,012,900	U.S. Dollars	1,344,312	Morgan Stanley	(38,350)
Total Unrealized Depreciation						$(629,511)
Net Unrealized Appreciation						$21,541

Written Call Option Contracts outstanding at October 31, 2024: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
United States Steel Corp.	30	USD	116,550	37.00	11/15/2024	$(7,845)
United States Steel Corp.	30	USD	116,550	38.00	11/15/2024	(8,400)
United States Steel Corp.	30	USD	116,550	39.00	11/15/2024	(4,710)
United States Steel Corp.	30	USD	116,550	40.00	11/15/2024	(5,430)
Total Written Call Options Contracts (Premiums Received $36,725)						$(26,385)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2024: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,664	Monthly	$213,223	$(12,631)
Agilent Technologies, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	722	Monthly	94,062	(472)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,522	Monthly	281,011	(16,003)
Allstate Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,594	Monthly	296,969	(10,322)
Allstate Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,931	Monthly	359,389	(13,313)
Ally Financial, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,777	Monthly	97,249	230
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	6,946	Monthly	377,891	30,174
Altria Group, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,571	Monthly	85,479	5,584
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,467	Monthly	341,979	(4,340)
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,792	Monthly	287,410	(4,687)
American International Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,776	Monthly	361,632	(6,024)
American Tower Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,322	Monthly	281,715	(13,044)
American Water Works Company, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	395	Monthly	54,491	(1,105)
Apache Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,533	Monthly	83,231	(3,614)
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	9,144	Monthly	345,515	(14,667)
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	4,417	Monthly	243,644	(2,783)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,737	Monthly	324,029	(43,550)
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	113	Monthly	339,634	(17,992)
Avantor, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,072	Monthly	68,719	(185)
Avery Dennison Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	89	Monthly	18,385	(1,185)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	13,883	Monthly	268,004	(15,708)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	17,687	Monthly	340,964	(16,491)
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	9,766	Monthly	276,920	(11,380)
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,673	Monthly	216,845	(10,122)
Becton Dickinson and Company	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	37	Monthly	8,616	(159)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,022	Monthly	272,963	(10,410)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,658	Monthly	329,772	(28,437)
Biogen, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	973	Monthly	168,884	(17,494)
Booking Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	48	Monthly	224,225	14,092
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	541	Monthly	98,268	(1,217)
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	10,151	Monthly	340,296	(11,741)
Boston Scientific Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,005	Monthly	251,934	(8,810)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	6,707	Monthly	372,967	20,984
Bunge Ltd.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,144	Monthly	263,845	(17,135)
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,319	Monthly	267,859	(9,303)
Campbell Soup	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,565	Monthly	72,959	(788)
Canadian National Railway Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	394	Monthly	42,425	(3,145)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	7,147	Monthly	$242,968	$(7,967)
Canadian Pacific Railway Ltd.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,586	Monthly	276,399	(6,875)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,245	Monthly	243,380	(8,223)
Carnival Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	16,585	Monthly	364,472	8,724
Cboe Global Markets, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,046	Monthly	222,950	2,544
Cenovus Energy, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,445	Monthly	55,311	(2,620)
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,685	Monthly	220,339	(9,285)
CH Robinson Worldwide, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	125	Monthly	12,733	(904)
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	142	Monthly	46,468	(366)
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,050	Monthly	343,260	(5,277)
Chubb Limited	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,223	Monthly	344,687	(6,803)
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,252	Monthly	124,702	(598)
Cleveland Cliffs, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	5,694	Monthly	73,905	(1,559)
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,944	Monthly	275,567	(17,292)
Conagra Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	14,826	Monthly	428,145	(10,408)
ConocoPhillips	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,033	Monthly	331,566	12,464
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,788	Monthly	282,609	(2,074)
Constellation Brands, Inc., Class A	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	876	Monthly	203,280	(7,411)
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,155	Monthly	232,042	(53,303)
Crown Castle International Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,574	Monthly	276,342	(8,719)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,756	Monthly	280,406	(800)
DaVita, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,593	Monthly	222,410	(37,504)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,200	Monthly	306,538	(33,032)
Devon Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,569	Monthly	330,709	(22,334)
Dick's Sporting Goods, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	146	Monthly	28,500	(1,476)
Dollar General Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	572	Monthly	45,712	(786)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	10,754	Monthly	639,464	(5,776)
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,448	Monthly	285,254	(6,033)
Eagle Materials, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	358	Monthly	102,079	(1,376)
Edison International	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,639	Monthly	217,216	(8,734)
Elastic N.V.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,801	Monthly	304,617	2,741
Equifax, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	62	Monthly	16,424	(309)
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,837	Monthly	309,358	7,846
Equity Residential	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	813	Monthly	57,179	(3,738)
Equity Residential	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,940	Monthly	136,217	(7,265)
Essex Property Trust, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	965	Monthly	273,355	(9,496)
Eversource Energy	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,192	Monthly	275,534	3,440
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	16,382	Monthly	642,420	(22,034)
Expedia Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	667	Monthly	104,047	3,197
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
FedEx Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,338	Monthly	$366,008	$5,029
Flex Ltd.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,835	Monthly	270,831	7,967
Foot Locker, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	145	Monthly	3,359	(86)
Ford Motor Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	25,345	Monthly	260,270	(13,728)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	20,647	Monthly	428,405	(18,793)
General Electric Co.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,522	Monthly	604,314	(17,883)
General Mills, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	9,094	Monthly	617,898	(9,606)
General Motors Co.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	11,885	Monthly	602,623	(33,507)
Genuine Parts Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,357	Monthly	155,213	(35,323)
GoDaddy, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	653	Monthly	108,734	1,790
H&R Block, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,545	Monthly	271,220	(4,290)
H&R Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,606	Monthly	334,132	(6,713)
Halliburton Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	22,030	Monthly	609,763	(34,174)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	241	Monthly	26,616	(550)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,077	Monthly	339,059	(25,842)
Hasbro, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	941	Monthly	61,746	(729)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	593	Monthly	212,234	(25,713)
HF Sinclair Corporation	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,901	Monthly	265,873	(31,358)
Honeywell International, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,748	Monthly	359,094	(29,574)
Hormel Foods Corp	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,394	Monthly	42,538	(801)
Howmet Aerospace Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,889	Monthly	287,176	(10,362)
Howmet Aerospace Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	312	Monthly	31,003	(1,417)
HP, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,955	Monthly	352,830	(15,206)
Idex, Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	675	Monthly	144,488	3,197
International Paper Co.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,384	Monthly	132,283	18,157
International Paper Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	738	Monthly	40,945	5,818
Interpublic Group Of Companies, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	8,027	Monthly	235,727	(3,317)
Invitation Homes, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	5,472	Monthly	171,554	(12,361)
Jabil, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	417	Monthly	51,271	(446)
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,892	Monthly	368,442	(5,062)
Kimberly-Clarke Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,044	Monthly	273,658	(22,375)
KLA Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	132	Monthly	87,753	(4,809)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	6,309	Monthly	351,455	(4,562)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,190	Monthly	66,318	(552)
Labcorp Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,287	Monthly	293,466	9,670
Lear Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,705	Monthly	258,710	(27,993)
Leidos Holdings, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,241	Monthly	226,633	19,857
Lennar Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	440	Monthly	74,847	(1,524)
Lennox International, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	365	Monthly	219,830	(1,975)
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,298	Monthly	338,765	(15,939)
Magna International, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	852	Monthly	33,575	(2,124)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,346	Monthly	340,889	(27,970)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	805	Monthly	$175,594	$(3,106)
Masco Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,831	Monthly	225,720	(15,283)
MasTec, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,906	Monthly	233,961	(5,013)
Match Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,911	Monthly	284,393	(21,130)
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	704	Monthly	54,961	(2,408)
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	762	Monthly	222,320	(17,474)
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	403	Monthly	117,405	(3,909)
Merck & Co., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,707	Monthly	276,371	(24,702)
MGM Resorts International	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,553	Monthly	130,708	(9,486)
Microchip Technology, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,411	Monthly	249,977	(7,314)
Micron Technology, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,714	Monthly	269,595	(8,699)
Mohawk Industries, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	694	Monthly	93,086	(10,704)
Mosaic (The) Co.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	4,161	Monthly	111,225	1,209
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	769	Monthly	345,146	(16,422)
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	579	Monthly	282,280	3,074
NetApp, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,485	Monthly	171,037	(6,792)
Netflix, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	476	Monthly	359,464	(4,315)
Netflix, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	393	Monthly	296,538	19,088
Newmont Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	7,261	Monthly	329,514	(85,781)
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,890	Monthly	267,039	(54,534)
News Corp, Class A	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,924	Monthly	106,814	4,359
Nike, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	17	Monthly	1,295	(90)
Norfolk Southern Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,081	Monthly	270,402	(10,954)
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	368	Monthly	187,132	(3,935)
NRG Energy, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,713	Monthly	244,522	(8,788)
Nutrien ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,997	Monthly	285,335	(1,921)
Olin Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,283	Monthly	174,978	(23,453)
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,559	Monthly	358,349	(2,819)
Oracle Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,175	Monthly	197,052	(8,140)
O'Reilly Automotive, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	33	Monthly	37,971	(1,806)
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	8,463	Monthly	331,367	(10,707)
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,590	Monthly	362,962	20,587
Penn National Gaming, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,471	Monthly	29,021	1,249
Performance Food Group, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	257	Monthly	20,858	(348)
Pfizer, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	11,805	Monthly	333,353	(14,186)
Phillips 66	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,196	Monthly	267,057	(21,607)
Principal Financial Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	687	Monthly	56,479	(5,344)
Qorvo, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,986	Monthly	212,170	(91,788)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,244	Monthly	501,253	16,762
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,457	Monthly	287,769	(5,452)
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,825	Monthly	220,534	(8,558)
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,858	Monthly	345,041	(12,295)
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,344	Monthly	283,081	(8,258)
Republic Services, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	171	Monthly	33,752	(800)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Ross Stores, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	301	Monthly	$41,989	$(917)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	114	Monthly	23,498	316
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	154	Monthly	31,771	(84)
Seagate Technology, LLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,061	Monthly	206,863	(14,417)
Sealed Air Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,622	Monthly	58,507	1,754
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	41	Monthly	14,710	(128)
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,078	Monthly	269,268	(23,186)
Southern (The) Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,878	Monthly	351,950	5,683
Southern Copper Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	35	Monthly	3,803	(181)
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,689	Monthly	156,909	(10,091)
Steel Dynamics, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	612	Monthly	79,776	(886)
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,160	Monthly	285,984	(2,830)
Synchrony Financial	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,138	Monthly	227,707	7,193
Sysco Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,172	Monthly	237,476	306
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	287	Monthly	47,865	475
Target Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,886	Monthly	282,098	(3,291)
Target Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,062	Monthly	158,985	(11,668)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,233	Monthly	345,760	(1,612)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,845	Monthly	285,159	9,153
Textron, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	790	Monthly	63,466	(5,057)
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,511	Monthly	283,204	(9,981)
T-Mobile US, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,612	Monthly	358,725	17,914
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	167	Monthly	24,415	(695)
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	284	Monthly	41,497	(2,575)
Twilio Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	3,598	Monthly	289,895	35,732
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,091	Monthly	180,714	(4,344)
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,627	Monthly	261,034	(26,220)
Union Pacific Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,439	Monthly	333,560	(13,886)
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,521	Monthly	353,172	63,602
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	608	Monthly	342,840	(3,487)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,604	Monthly	327,296	(45,714)
Vail Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,431	Monthly	236,590	(8,126)
Valero Energy Corp.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	2,595	Monthly	336,345	(15,419)
Valero Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,119	Monthly	274,363	(10,960)
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,575	Monthly	277,994	(15,835)
Verisk Analytics, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	459	Monthly	126,019	2,274
Verizon Communications, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,212	Monthly	50,855	(2,486)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,364	Monthly	170,290	(1,444)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,267	Monthly	282,675	(8,159)
Vulcan Materials Co.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	115	Monthly	31,405	2,227
Walmart, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	1,100	Monthly	90,044	(178)
WEC Energy Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,699	Monthly	257,286	(5,111)
WESCO International, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	282	Monthly	54,080	4,770
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Willis Towers Watson, PLC	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	830	Monthly	$250,547	$8,403
Workday, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7	Monthly	1,634	(48)
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,795	Monthly	267,492	(20,058)
Yum Brands, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,109	Monthly	276,028	(4,933)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	131	Monthly	14,001	420
Zoetis , Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,503	Monthly	268,100	(21,062)
Total (Cost $48,262,672)				660,871		$46,754,040	$(1,508,633)

Short Contracts for Difference at October 31, 2024: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,048	Monthly	$(213,237)	$(12,167)
Advanced Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	7,662	Monthly	(273,159)	23,153
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,294	Monthly	(329,424)	63,416
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	33,389	Monthly	(548,804)	56,329
AGCO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,827	Monthly	(281,942)	(78)
Air Products & Chemicals, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	929	Monthly	(288,163)	18,751
Albemarle Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,104	Monthly	(104,471)	2,021
Albemarle Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,838	Monthly	(173,587)	10,691
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	10,431	Monthly	(364,895)	(123)
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	878	Monthly	(163,528)	994
Amcor, PLC	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	22,789	Monthly	(253,381)	(2,930)
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	26,730	Monthly	(357,271)	(38,649)
American Express Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	343	Monthly	(92,630)	133
Amgen, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,081	Monthly	(345,734)	(181)
Amgen, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	452	Monthly	(144,341)	2,600
Analog Devices, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,248	Monthly	(278,150)	2,176
Anthem, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	242	Monthly	(98,110)	3,001
Aon PLC, Class A	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	800	Monthly	(292,686)	(9,510)
Apache Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	931	Monthly	(21,947)	1,495
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,861	Monthly	(265,918)	(11,748)
Aptiv PLC	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,947	Monthly	(110,507)	25,160
Aptiv PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,009	Monthly	(113,897)	26,733
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	866	Monthly	(243,261)	5,472
AT&T, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,764	Monthly	(107,274)	(4,848)
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,261	Monthly	(352,615)	20,142
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Ball Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,725	Monthly	$(102,136)	$7,782
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	17,070	Monthly	(608,179)	17,436
Bio-rad Laboratories, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	890	Monthly	(318,195)	(13,673)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,920	Monthly	(286,356)	20,614
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,281	Monthly	(339,898)	7,612
Boston Properties, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,195	Monthly	(176,631)	13,939
Boyd Gaming Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,251	Monthly	(363,185)	(26,281)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,615	Monthly	(273,624)	10,583
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,532	Monthly	(239,752)	5,019
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,769	Monthly	(289,177)	3,950
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	6,025	Monthly	(264,661)	23,518
Caesars Entertainment, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,817	Monthly	(112,533)	14,260
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,254	Monthly	(366,563)	(14,894)
Carrier Global Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	3,840	Monthly	(278,946)	26,289
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	339	Monthly	(127,418)	3,658
CBRE Group, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,891	Monthly	(247,212)	(15,053)
Celanese Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	277	Monthly	(34,820)	1,949
Centene Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,437	Monthly	(151,416)	13,831
Cisco Systems, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	11,773	Monthly	(643,566)	(6,882)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	26,077	Monthly	(337,825)	(1,953)
Coca-Cola (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,295	Monthly	(279,948)	21,167
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,531	Monthly	(66,737)	(2,976)
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	8,227	Monthly	(358,598)	(12,159)
Corteva, Inc.	U.S. Fed Funds	1/23/2025	Barclays	4,983	Monthly	(303,258)	(8,663)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,606	Monthly	(341,380)	(570)
Cummins, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	913	Monthly	(300,045)	1,884
CVS Health Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	63	Monthly	(3,529)	52
CVS Health Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,840	Monthly	(272,391)	44,003
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	847	Monthly	(142,830)	17,592
Danaher Corp.	U.S. Fed Funds	1/23/2025	Barclays	558	Monthly	(136,907)	8,888
Deere & Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,268	Monthly	(512,611)	3,022
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,277	Monthly	(281,241)	(6,558)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,722	Monthly	(212,456)	2,520
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	1/23/2025	Barclays	421	Monthly	(24,098)	(9)
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,545	Monthly	(275,262)	(1,241)
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	6,732	Monthly	(331,736)	22,165
Eastman Chemical Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,601	Monthly	(167,871)	8,751
Ebay, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,166	Monthly	(124,365)	12,786
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	5,308	Monthly	(214,200)	5,816
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	9,154	Monthly	(368,758)	2,986
EQT Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	7,681	Monthly	(280,376)	(4,091)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Exxon Mobil Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	110	Monthly	$(12,807)	$617
Factset Research Systems, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	331	Monthly	(150,134)	3,804
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	7,283	Monthly	(304,030)	12,780
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,893	Monthly	(374,232)	3,744
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	16,296	Monthly	(167,197)	3,748
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,364	Monthly	(113,538)	5,730
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	310	Monthly	(13,897)	957
FTAI Aviation Ltd.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,941	Monthly	(260,665)	11,521
HEICO Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	421	Monthly	(102,989)	4,564
Hologic, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	189	Monthly	(15,257)	230
Home Depot (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	987	Monthly	(387,786)	19,692
Honeywell International, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	362	Monthly	(74,394)	3,363
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	19,407	Monthly	(333,899)	13,875
Humana, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,164	Monthly	(299,304)	(16,220)
Illumina, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	735	Monthly	(105,767)	1,189
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	6,776	Monthly	(145,520)	8,024
Intercontinental Exchange, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,606	Monthly	(249,810)	15,469
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,033	Monthly	(213,211)	26,703
International Business Machines Corp.	U.S. Fed Funds + 0.10%	8/18/2026	Goldman Sachs	1,338	Monthly	(275,978)	34,151
International Flavors & Fragrances, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	138	Monthly	(13,706)	628
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,886	Monthly	(356,713)	776
KB Home	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,925	Monthly	(228,934)	8,283
Keurig Dr Pepper, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,444	Monthly	(146,202)	17,870
Keysight Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	355	Monthly	(52,833)	2,743
Kinder Morgan, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,037	Monthly	(25,390)	338
Kinder Morgan, Inc.	U.S. Fed Funds + (0.10)%	8/18/2026	Goldman Sachs	17,394	Monthly	(425,562)	5,325
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,136	Monthly	(294,969)	4,434
Kohls Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,830	Monthly	(89,177)	7,308
Kohls Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,893	Monthly	(90,232)	7,432
Kraft Heinz Foods Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	9,913	Monthly	(331,322)	21,978
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.13)%	8/18/2026	Goldman Sachs	4,585	Monthly	(355,570)	(28,613)
Las Vegas Sands Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,448	Monthly	(178,594)	2,446
Lithia Motors, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	896	Monthly	(297,273)	(25,194)
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,068	Monthly	(186,066)	11,586
Lumen Technologies, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	16,391	Monthly	(104,655)	1,377
Macys, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	19,542	Monthly	(299,432)	7,377
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,327	Monthly	(344,680)	7,638
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,011	Monthly	$(262,722)	$2,680
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	738	Monthly	(160,494)	4,796
Martin Marietta Materials, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	26	Monthly	(15,401)	325
Marvell Technology, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,446	Monthly	(275,353)	(22,090)
Matador Resources Co.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	18	Monthly	(935)	22
McKesson Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	674	Monthly	(337,127)	3,499
Medtronic, PLC	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	3,234	Monthly	(288,328)	6,354
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,300	Monthly	(336,182)	21,922
MGM Resorts International	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	8,608	Monthly	(317,014)	31,782
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,742	Monthly	(187,126)	7,145
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	10,912	Monthly	(342,476)	35,314
Nasdaq, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,087	Monthly	(301,795)	1,828
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,122	Monthly	(326,002)	15,259
Nordstrom, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	6,540	Monthly	(147,458)	(3,644)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	5,245	Monthly	(132,778)	(7,317)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,696	Monthly	(153,061)	(2,031)
Nucor Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	992	Monthly	(140,642)	2,086
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,597	Monthly	(230,284)	3,030
Oneok, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,080	Monthly	(297,566)	(9,278)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,684	Monthly	(281,803)	11,836
Paccar, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,630	Monthly	(274,020)	5,685
Packaging Corp. Of America	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	118	Monthly	(26,990)	(640)
Perkinelmer, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,423	Monthly	(168,578)	446
PG&E Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	17,352	Monthly	(350,486)	6,444
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,285	Monthly	(302,907)	(2,635)
Prologis, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	163	Monthly	(18,354)	1,099
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	478	Monthly	(58,428)	1,719
Public Service Enterprise Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	612	Monthly	(54,662)	277
PulteGroup, Inc.	U.S. Fed Funds + 0.05%	1/23/2025	Barclays	2,630	Monthly	(340,300)	11,183
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	353	Monthly	(106,360)	4,118
Realty Income Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	245	Monthly	(14,529)	1,075
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	203	Monthly	(96,914)	8,311
Sempra Energy	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,476	Monthly	(288,983)	(5,306)
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,041	Monthly	(344,803)	12,066
SM Energy Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	743	Monthly	(31,139)	665
Smurfit WestRock PLC	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,437	Monthly	(228,344)	(27,840)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	12,279	Monthly	(375,102)	(716)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,611	Monthly	(293,333)	(294)
Starbucks Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,229	Monthly	(217,660)	(906)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Stellantis N.V.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	9,876	Monthly	$(134,376)	$(4,803)
Stellantis N.V.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	11,928	Monthly	(162,010)	(5,038)
Synnex Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,457	Monthly	(167,727)	5,671
Take-Two Interactive Software, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,735	Monthly	(280,234)	(5,338)
Tapestry, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,742	Monthly	(272,022)	(8,341)
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	7,171	Monthly	(332,644)	(11,683)
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	6,799	Monthly	(315,141)	15,223
Tesla, Inc.	U.S. Fed Funds + (0.05)%	8/19/2026	Goldman Sachs	1,396	Monthly	(348,192)	(41,128)
Texas Instruments, Inc.	U.S. Fed Funds + 0.30%	1/23/2025	Barclays	1,426	Monthly	(289,391)	(12,790)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	79	Monthly	(102,713)	6,175
Transocean Ltd.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	12,318	Monthly	(53,372)	(1,021)
Transocean Ltd.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	35,910	Monthly	(155,405)	86
Trimble, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	4,175	Monthly	(252,349)	(727)
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,203	Monthly	(161,123)	(2,604)
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,144	Monthly	(286,843)	(1,073)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	447	Monthly	(362,928)	15,887
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	345	Monthly	(279,855)	7,764
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	506	Monthly	(285,089)	(3,246)
US Foods Holding Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	1,179	Monthly	(72,636)	188
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	8,235	Monthly	(346,285)	12,570
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	24,862	Monthly	(287,594)	(6,156)
VICI Properties, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	49	Monthly	(1,555)	51
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	30,401	Monthly	(287,300)	7,380
Walt Disney (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	3,523	Monthly	(338,567)	1,965
Walt Disney (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,177	Monthly	(209,273)	(434)
Warner Bros. Discovery, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	37,333	Monthly	(302,964)	(19,233)
Welltower, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	814	Monthly	(109,555)	(4,345)
Weyerhaeuser Co.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	10,137	Monthly	(315,535)	5,301
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	2,983	Monthly	(308,430)	(3,299)
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/23/2025	Barclays	10,108	Monthly	(528,806)	(158)
XPO, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	99	Monthly	(12,921)	(1,016)
Xylem, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	201	Monthly	(24,461)	1,910
Total (Cost $39,977,864)				836,012		$(39,315,082)	$662,782

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at October 31, 2024: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day CORRA (Semi-Annually)	3.03% (Semi-Annually)	8/02/2034	CAD	65,000	$(270)	$381	$(651)
1-Day GBP Sterling Overnight Index Average Rate (Annually)	3.59% (Annually)	8/02/2034	GBP	20,000	(964)	140	(1,104)
1-Day GBP Sterling Overnight Index Average Rate (Annually)	3.55% (Annually)	8/05/2034	GBP	10,000	(517)	50	(567)
6M ASX BBSW (Semi-Annually)	4.20% (Semi-Annually)	8/06/2034	AUD	60,000	(1,149)	450	(1,599)
6M ASX BBSW (Semi-Annually)	3.98% (Semi-Annually)	8/06/2034	AUD	40,000	(1,237)	—	(1,237)
6M EUR EURIBOR (Semi-Annually)	2.49% (Annually)	8/07/2034	EUR	10,000	26	33	(7)
1-Day USD SOFR (Annually)	3.24% (Annually)	10/03/2034	USD	90,000	(4,096)	4	(4,100)
6M EUR EURIBOR (Semi-Annually)	2.23% (Annually)	10/03/2034	EUR	65,000	(1,067)	(12)	(1,055)
Total					$(9,274)	$1,046	$(10,320)
Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2024:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 43 (Pay Quarterly)	5.00%	12/20/2029	USD	765,000	$(57,641)	$(54,595)	$(3,046)
Total					$(57,641)	$(54,595)	$(3,046)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2024: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 43 (Pay Quarterly)	0.54%	1.00%	12/20/2029	USD	520,000	$11,700	$11,809	$(109)
Markit iTraxx Europe Main Index Series (Pay Quarterly)	0.59%	1.00%	12/20/2029	EUR	435,000	9,947	10,009	(62)
Markit iTraxx Europe Main Index Series (Pay Quarterly)	3.14%	5.00%	12/20/2029	EUR	100,000	9,356	9,350	6
Total						$31,003	$31,168	$(165)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$1,957,663	$—	$1,957,663
Common Stocks	59,550,239	—	—*	59,550,239
Convertible Bonds	—	70,362,242	—	70,362,242
Convertible Preferred Stocks	1,966,649	2,002,000	—	3,968,649
Corporate Bonds	—	39,658,683	—	39,658,683
Foreign Issuer Bonds	—	6,309,793	—	6,309,793
Mortgage-Backed Securities	—	27,290,244	—	27,290,244
Preferred Stocks	3,567,474	—	—	3,567,474
Rights	—	—	272,382	272,382
Short-Term Investments	6,814,597	12,824,838	—	19,639,435
Purchased Options	36,613	—	—	36,613
Total Assets – Investments at value	$71,935,572	$160,405,463	$272,382	$232,613,417
Liabilities:
Common Stocks	$(32,026,734)	$—	$—	$(32,026,734)
Rights	—	—	—*	—
Total Liabilities – Investments at value	$(32,026,734)	$—	$—	$(32,026,734)
Net Investments	$39,908,838	$160,405,463	$272,382	$200,586,683

*Includes securities determined to have no value as of October 31, 2024.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$679,342	$—	$—	$679,342
Forward Foreign Currency Exchange Contracts	—	651,052	—	651,052
Contracts for Difference	—	46,754,040	—	46,754,040
Swap Agreements	—	31,029	—	31,029
Total Assets - Derivative Financial Instruments	$679,342	$47,436,121	$—	$48,115,463
Liabilities:
Futures Contracts	$(465,462)	$—	$—	$(465,462)
Forward Foreign Currency Exchange Contracts	—	(629,511)	—	(629,511)
Written Options	(26,385)	—	—	(26,385)
Contracts for Difference	—	(39,315,082)	—	(39,315,082)
Swap Agreements	—	(66,941)	—	(66,941)
Total Liabilities - Derivative Financial Instruments	$(491,847)	$(40,011,534)	$—	$(40,503,381)
Net Derivative Financial Instruments	$187,495	$7,424,587	$—	$7,612,082
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Assets and Liabilities
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Assets
Investments in non-affiliates, at value*	$1,696,927,199	$842,730,411	$197,804,652	$1,042,603,180	$320,169,204
Cash	7,094	—	—	—	—
Foreign currencies, at value	71,558	570,079	394,709	918,906	—
Due from broker	—	—	888,105	2,194,905	—
Receivable from Adviser	27,147	57,189	617	121,578	25,601
Receivable for:
Dividends and interest	947,373	1,632,018	1,179,938	3,505,196	4,121,171
Securities lending income	4,751	4,285	6,834	3,925	—
Foreign tax reclaims	160,428	1,420,434	511,786	3,167	—
Investments sold	3,918,413	978,695	2,590,472	85,896,622	30,616
Fund shares sold	1,125,288	843,065	23,345	3,395,747	197,935
Variation margin on futures contracts	—	—	3,687	20,502	—
Unrealized appreciation on OTC swap agreements and contracts for differences	—	—	13,701	7,949	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	70,322	477,350	—
Upfront premiums paid on swap agreements	—	—	—	720,762	—
Prepaid expenses and other assets	46,691	35,570	19,031	36,807	23,396
Total assets	1,703,235,942	848,271,746	203,507,199	1,139,906,596	324,567,923
Liabilities
Investments sold short, at value	—	—	—	7,422,099	—
Written options, at value	—	—	2,448	210,002	—
Cash overdraft	—	46	214,673	1,095,168	—
Due to broker	—	—	83,071	1,529,477	—
Unrealized depreciation on OTC swap agreements and contracts for differences	—	—	95,385	36,861	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	93,704	242,550	—
Payable for:
Dividends on short sales	—	—	—	37,001	—
Investments purchased on a delayed-delivery basis	—	—	201,788	157,576,973	1,378,968
Investments purchased	955,166	1,401,013	2,476,868	35,809,556	—
Fund shares redeemed	2,343,635	733,281	224,164	1,308,911	349,347
Variation margin on futures contracts	—	—	36,287	245,174	—
Variation margin on centrally cleared swap agreements	—	—	7,663	—	—
Distributions	—	—	—	2,656,322	—
Deferred capital gains tax	—	319,902	—	—	—
Collateral for securities lending	3,174,429	15,856,087	8,090,771	59,461,218	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Upfront premiums received from swap agreements	—	—	—	47,010	—
Accrued management fees	982,701	604,618	57,862	328,339	120,927
Accrued trustee fees	19,956	9,666	2,272	10,157	3,683
Accrued expenses	358,422	251,937	133,076	337,982	112,158
Total liabilities	7,834,309	19,176,550	11,720,032	268,354,800	1,965,083
Net assets	$1,695,401,633	$829,095,196	$191,787,167	$871,551,796	$322,602,840
Analysis of net assets:
Paid in capital	$1,125,846,974	$765,403,756	$210,661,984	$1,025,509,834	$342,437,676
Distributable earnings (loss)	569,554,659	63,691,440	(18,874,817)	(153,958,038)	(19,834,836)
Net assets	$1,695,401,633	$829,095,196	$191,787,167	$871,551,796	$322,602,840
Shares outstanding:	122,000,307	77,956,150	20,478,440	98,687,924	32,365,409
Net asset value, offering price and redemption price per share:	$13.90	$10.64	$9.37	$8.83	$9.97
Investments in non-affiliates, at cost	$1,279,949,625	$799,069,598	$192,035,329	$1,063,225,909	$328,992,925
Foreign currencies, at cost	$71,560	$2,294,074	$454,257	$922,219	$—
Investments sold short proceeds	$—	$—	$—	$7,441,230	$—
Written option premiums	$—	$—	$11,280	$150,303	$—
*Market value of securities on loan	$32,897,572	$22,486,035	$16,158,107	$71,696,755	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Assets
Investments in non-affiliates, at value*	$127,933,605	$178,517,071	$332,637,237	$232,613,417
Cash	—	41,108	—	33,448,795
Foreign currencies, at value	—	228,502	260	282,450
Due from broker	—	127,212	—	1,490,908
Receivable from Adviser	24,676	31,239	—	26,807
Receivable for:
Dividends and interest	361,165	2,602,070	303,359	1,074,623
Securities lending income	511	—	4,083	—
Foreign tax reclaims	—	42,396	111,314	9,455
Investments sold	—	2,904,005	378,445	828,978
Fund shares sold	43,749	116,969	256,048	106,274
Variation margin on futures contracts	—	13,500	—	453,730
Variation margin on centrally cleared swap agreements	—	—	—	1,392
Unrealized appreciation on OTC swap agreements and contracts for differences	—	—	—	1,553,231
Unrealized appreciation on forward foreign currency exchange contracts	—	280,188	—	651,052
Upfront premiums paid on swap agreements	—	—	—	32,226
Prepaid expenses and other assets	18,489	20,095	33,819	27,967
Total assets	128,382,195	184,924,355	333,724,565	272,601,305
Liabilities
Investments sold short, at value	—	—	—	32,026,734
Written options, at value	—	—	—	26,385
Cash overdraft	7,781	—	—	—
Due to broker	—	2,225	—	224,550
Unrealized depreciation on OTC swap agreements and contracts for differences	—	—	—	2,399,082
Unrealized depreciation on forward foreign currency exchange contracts	—	265,564	—	629,511
Payable for:
Investments purchased on a delayed-delivery basis	—	1,535,473	—	7,665,018
Investments purchased	—	2,444,701	110	1,100,731
Fund shares redeemed	278,627	240,519	283,810	422,377
Variation margin on futures contracts	—	6,357	—	13,273
Variation margin on centrally cleared swap agreements	—	—	—	1,747
Collateral for securities lending	111,780	—	11,761,803	—
Upfront premiums received from swap agreements	—	—	—	54,607
Accrued management fees	39,317	94,174	131,040	165,826
Accrued trustee fees	1,457	2,099	3,722	2,623
Accrued expenses	94,063	148,603	102,406	173,579
Total liabilities	533,025	4,739,715	12,282,891	44,906,043
Net assets	$127,849,170	$180,184,640	$321,441,674	$227,695,262
Analysis of net assets:
Paid in capital	$135,234,637	$208,124,206	$265,265,386	$227,190,917
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Distributable earnings (loss)	(7,385,467)	(27,939,566)	56,176,288	504,345
Net assets	$127,849,170	$180,184,640	$321,441,674	$227,695,262
Shares outstanding:	13,176,650	20,110,394	27,666,255	21,469,023
Net asset value, offering price and redemption price per share:	$9.70	$8.96	$11.62	$10.61
Investments in non-affiliates, at cost	$129,298,936	$181,158,767	$299,766,402	$228,979,066
Foreign currencies, at cost	$—	$301,049	$157,342	$288,388
Investments sold short proceeds	$—	$—	$—	$31,011,563
Written option premiums	$—	$—	$—	$36,725
*Market value of securities on loan	$21,709,915	$—	$39,566,316	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Operations
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$13,548,639	$14,729,508	$2,831,985	$3,766,014	$123,136
Interest income (net of foreign withholding taxes)	68,719	88	3,303,669	15,165,228	6,121,976
Securities lending income, net	53,422	22,135	30,441	22,259	—
Total investment income	13,670,780	14,751,731	6,166,095	18,953,501	6,245,112
Expenses
Management fees (Note 5)	5,671,242	3,501,642	342,338	1,922,506	721,469
Administration and custody fees	382,503	350,969	155,263	425,519	89,731
Transfer agent fees	4,978	4,909	4,896	4,908	4,894
Sub-accounting fees	834,511	412,554	97,228	424,528	164,667
Audit and tax fees	27,058	36,819	39,477	55,497	28,255
Legal fees	94,651	46,794	11,247	49,496	18,831
Trustees’ fees	127,021	63,019	14,766	65,233	24,785
Registration and filing fees	28,283	22,762	15,383	27,865	18,151
Printing and postage fees	49,136	37,112	20,617	38,894	11,725
Dividend and interest on securities sold short	—	—	—	23,618	—
Other expenses	64,879	33,496	19,228	42,097	16,573
Total expenses	7,284,262	4,510,076	720,443	3,080,161	1,099,081
Less waiver of management fees (Note 5)	(174,044)	(333,419)	(6,421)	(740,807)	(148,058)
Net expenses	7,110,218	4,176,657	714,022	2,339,354	951,023
Net investment income	6,560,562	10,575,074	5,452,073	16,614,147	5,294,089
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	77,506,811	17,584,061	2,078,420	(17,263,322)	(1,489,388)
Investments sold short	—	—	—	(12,707)	—
Swap agreements	—	—	(31,220)	897,303	—
Futures contracts	—	—	425,538	1,278,711	—
Written options contracts	—	—	42,738	153,884	—
Forward foreign currency exchange contracts	—	(42,819)	(143,358)	203,453	—
Foreign currency transactions	(5,718)	(138,505)	(25,741)	(144,820)	—
Net realized gains (losses)	77,501,093	17,402,737	2,346,377	(14,887,498)	(1,489,388)
Net change in unrealized appreciation (depreciation) on:
Investments	103,972,792	5,641,038	2,081,238	41,255,330	4,798,251
Investments sold short	—	—	—	(175,870)	—
Swap agreements	—	—	(68,935)	(2,665,456)	—
Futures contracts	—	—	90,470	2,206,664	—
Written options contracts	—	—	8,165	(129,555)	—
Forward foreign currency exchange contracts	—	—	5,315	64,646	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Operations (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Foreign currency transactions	8,401	(1,590,243)	(49,067)	13,513	—
Net change in unrealized appreciation	103,981,193	4,050,795	2,067,186	40,569,272	4,798,251
Net realized and unrealized gains	181,482,286	21,453,532	4,413,563	25,681,774	3,308,863
Net increase in net assets resulting from operations	$188,042,848	$32,028,606	$9,865,636	$42,295,921	$8,602,952
Foreign withholding taxes on dividend income	$84,989	$1,399,140	$172,071	$1,187	$—
Foreign withholding taxes on interest income	$—	$—	$28	$—	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Operations (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$1,396,552	$123,198	$3,867,159	$762,399
Interest income (net of foreign withholding taxes)	1,810,648	5,943,752	314	4,490,432
Securities lending income, net	1,432	—	25,716	—
Total investment income	3,208,632	6,066,950	3,893,189	5,252,831
Expenses
Management fees (Note 5)	234,641	547,999	744,424	973,386
Administration and custody fees	68,523	126,806	101,594	255,614
Transfer agent fees	4,908	4,914	4,909	4,915
Sub-accounting fees	65,595	87,815	152,315	113,734
Audit and tax fees	35,350	45,281	19,082	44,560
Legal fees	7,455	10,123	17,374	14,228
Trustees’ fees	9,847	13,467	23,572	17,229
Registration and filing fees	14,959	16,544	18,276	16,355
Printing and postage fees	10,551	33,059	23,703	32,646
Dividend and interest on securities sold short	—	—	—	208,022
Other expenses	9,609	18,848	15,833	20,336
Total expenses	461,438	904,856	1,121,082	1,701,025
Less waiver of management fees (Note 5)	(148,586)	(195,065)	—	(164,614)
Net expenses	312,852	709,791	1,121,082	1,536,411
Net investment income	2,895,780	5,357,159	2,772,107	3,716,420
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	110,503	484,771	16,950,307	736,026
Investments sold short	—	384	—	611,082
Swap agreements	—	—	—	(639,924)
Futures contracts	—	(2,243)	—	42,683
Written options contracts	—	5,900	—	31,508
Forward foreign currency exchange contracts	—	150,253	—	(103,789)
Foreign currency transactions	—	(34,355)	20,569	10,002
Net realized gains (losses)	110,503	604,710	16,970,876	687,588
Net change in unrealized appreciation (depreciation) on:
Investments	2,224,456	4,879,400	8,882,504	7,370,848
Investments sold short	—	—	—	(715,964)
Swap agreements	—	—	—	(721,282)
Futures contracts	—	27,359	—	253,262
Written options contracts	—	(102)	—	10,340
Forward foreign currency exchange contracts	—	(17,781)	—	(84,790)
Foreign currency transactions	—	(53,797)	(141,927)	(5,025)
Net change in unrealized appreciation	2,224,456	4,835,079	8,740,577	6,107,389
Net realized and unrealized gains	2,334,959	5,439,789	25,711,453	6,794,977
Net increase in net assets resulting from operations	$5,230,739	$10,796,948	$28,483,560	$10,511,397
Foreign withholding taxes on dividend income	$—	$42,636	$127,986	$399
Foreign withholding taxes on interest income	$—	$—	$—	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Changes in Net Assets
	Morningstar U.S. Equity Fund		Morningstar International Equity Fund
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$6,560,562	$14,021,406	$10,575,074	$16,143,147
Net realized gains (losses)	77,501,093	117,865,339	17,402,737	8,128,170
Net change in unrealized appreciation (depreciation)	103,981,193	161,810,540	4,050,795	18,187,411
Net increase (decrease) in net assets resulting from operations	188,042,848	293,697,285	32,028,606	42,458,728
Distributions paid from:
Distributable earnings	—	(65,213,794)	—	(18,789,554)
Total distributions paid	—	(65,213,794)	—	(18,789,554)
Capital share transactions:
Proceeds from shares sold	115,999,623	216,461,411	70,885,752	134,449,493
Reinvestment of dividends	—	65,213,794	—	18,789,554
Payments for shares redeemed	(203,601,390)	(374,124,322)	(83,424,402)	(171,283,582)
Net increase (decrease) in net assets from capital share transactions	(87,601,767)	(92,449,117)	(12,538,650)	(18,044,535)
Total increase (decrease) in net assets	100,441,081	136,034,374	19,489,956	5,624,639
Net assets:
Beginning of period	1,594,960,552	1,458,926,178	809,605,240	803,980,601
End of period	$1,695,401,633	$1,594,960,552	$829,095,196	$809,605,240
Capital share transactions
Shares sold	8,643,581	18,556,563	6,649,668	13,478,010
Shares from reinvested dividends	—	5,518,258	—	1,851,188
Shares redeemed	(15,139,930)	(31,874,328)	(7,806,574)	(17,119,739)
Net increase (decrease)	(6,496,349)	(7,799,507)	(1,156,906)	(1,790,541)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Global Income Fund		Morningstar Total Return Bond Fund
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$5,452,073	$12,204,904	$16,614,147	$30,425,048
Net realized gains (losses)	2,346,377	(3,055,382)	(14,887,498)	(33,598,211)
Net change in unrealized appreciation (depreciation)	2,067,186	4,870,114	40,569,272	(12,269,372)
Net increase (decrease) in net assets resulting from operations	9,865,636	14,019,636	42,295,921	(15,442,535)
Distributions paid from:
Distributable earnings	(6,476,334)	(12,554,075)	(16,973,437)	(30,053,731)
Total distributions paid	(6,476,334)	(12,554,075)	(16,973,437)	(30,053,731)
Capital share transactions:
Proceeds from shares sold	13,159,237	24,667,901	98,410,228	187,768,363
Reinvestment of dividends	6,476,334	12,554,075	16,973,437	30,053,730
Payments for shares redeemed	(22,749,203)	(61,905,061)	(90,778,159)	(163,316,868)
Net increase (decrease) in net assets from capital share transactions	(3,113,632)	(24,683,085)	24,605,506	54,505,225
Total increase (decrease) in net assets	275,670	(23,217,524)	49,927,990	9,008,959
Net assets:
Beginning of period	191,511,497	214,729,021	821,623,806	812,614,847
End of period	$191,787,167	$191,511,497	$871,551,796	$821,623,806
Capital share transactions
Shares sold	1,396,695	2,717,442	11,084,726	21,483,243
Shares from reinvested dividends	691,177	1,387,125	1,912,526	3,441,355
Shares redeemed	(2,411,368)	(6,802,043)	(10,200,059)	(18,694,342)
Net increase (decrease)	(323,496)	(2,697,476)	2,797,193	6,230,256
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$5,294,089	$9,782,171	$2,895,780	$5,811,829
Net realized gains (losses)	(1,489,388)	(4,829,215)	110,503	(4,027,361)
Net change in unrealized appreciation (depreciation)	4,798,251	4,553,081	2,224,456	4,249,949
Net increase (decrease) in net assets resulting from operations	8,602,952	9,506,037	5,230,739	6,034,417
Distributions paid from:
Distributable earnings	(5,305,256)	(9,752,404)	(2,739,437)	(5,698,959)
Total distributions paid	(5,305,256)	(9,752,404)	(2,739,437)	(5,698,959)
Capital share transactions:
Proceeds from shares sold	19,060,023	60,991,828	10,259,910	27,358,791
Reinvestment of dividends	5,305,256	9,752,404	2,739,437	5,698,960
Payments for shares redeemed	(33,520,586)	(72,775,554)	(17,805,137)	(37,957,515)
Net increase (decrease) in net assets from capital share transactions	(9,155,307)	(2,031,322)	(4,805,790)	(4,899,764)
Total increase (decrease) in net assets	(5,857,611)	(2,277,689)	(2,314,488)	(4,564,306)
Net assets:
Beginning of period	328,460,451	330,738,140	130,163,658	134,727,964
End of period	$322,602,840	$328,460,451	$127,849,170	$130,163,658
Capital share transactions
Shares sold	1,904,552	6,195,536	1,055,751	2,869,404
Shares from reinvested dividends	531,353	993,143	282,500	599,661
Shares redeemed	(3,354,782)	(7,419,312)	(1,834,416)	(3,992,949)
Net increase (decrease)	(918,877)	(230,633)	(496,165)	(523,884)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Multisector Bond Fund		Morningstar Global Opportunistic Equity Fund
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$5,357,159	$10,438,052	$2,772,107	$6,035,932
Net realized gains (losses)	604,710	(4,117,906)	16,970,876	5,393,627
Net change in unrealized appreciation (depreciation)	4,835,079	2,101,901	8,740,577	18,119,483
Net increase (decrease) in net assets resulting from operations	10,796,948	8,422,047	28,483,560	29,549,042
Distributions paid from:
Distributable earnings	(5,118,031)	(10,383,761)	—	(7,668,617)
Total distributions paid	(5,118,031)	(10,383,761)	—	(7,668,617)
Capital share transactions:
Proceeds from shares sold	15,783,671	30,637,969	29,238,850	91,220,358
Reinvestment of dividends	5,118,031	10,383,761	—	7,668,617
Payments for shares redeemed	(19,750,792)	(41,956,846)	(33,688,945)	(56,315,808)
Net increase (decrease) in net assets from capital share transactions	1,150,910	(935,116)	(4,450,095)	42,573,167
Total increase (decrease) in net assets	6,829,827	(2,896,830)	24,033,465	64,453,592
Net assets:
Beginning of period	173,354,813	176,251,643	297,408,209	232,954,617
End of period	$180,184,640	$173,354,813	$321,441,674	$297,408,209
Capital share transactions
Shares sold	1,761,175	3,519,886	2,595,094	9,005,767
Shares from reinvested dividends	572,340	1,192,603	—	738,527
Shares redeemed	(2,205,752)	(4,823,673)	(2,979,548)	(5,529,823)
Net increase (decrease)	127,763	(111,184)	(384,454)	4,214,471
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statements of Changes in Net Assets (continued)
	Morningstar Alternatives Fund
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$3,716,420	$8,364,530
Net realized gains (losses)	687,588	1,453,263
Net change in unrealized appreciation (depreciation)	6,107,389	8,144,339
Net increase (decrease) in net assets resulting from operations	10,511,397	17,962,132
Distributions paid from:
Distributable earnings	—	(8,664,487)
Total distributions paid	—	(8,664,487)
Capital share transactions:
Proceeds from shares sold	21,907,774	39,504,294
Reinvestment of dividends	—	8,664,488
Payments for shares redeemed	(30,707,095)	(106,213,027)
Net increase (decrease) in net assets from capital share transactions	(8,799,321)	(58,044,245)
Total increase (decrease) in net assets	1,712,076	(48,746,600)
Net assets:
Beginning of period	225,983,186	274,729,786
End of period	$227,695,262	$225,983,186
Capital share transactions
Shares sold	2,104,906	3,958,165
Shares from reinvested dividends	—	867,316
Shares redeemed	(2,951,371)	(10,601,239)
Net increase (decrease)	(846,465)	(5,775,758)
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights
Morningstar U.S. Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.41	$10.70	$11.43	$13.74	$9.27	$10.68
Income (loss) from investment operations:
Net investment income[1]	0.05	0.11	0.11	0.12	0.14	0.13
Net realized and unrealized gains (losses)	1.44	2.10	0.13	(0.36)	4.59	(1.31)
Total income (loss) from investment operations	1.49	2.21	0.24	(0.24)	4.73	(1.18)
Less distributions paid:
From net investment income	—	(0.11)	(0.07)	(0.13)	(0.14)	(0.09)
From realized gains	—	(0.39)	(0.90)	(1.94)	(0.12)	(0.14)
Total distributions paid	—	(0.50)	(0.97)	(2.07)	(0.26)	(0.23)
Net asset value, end of period	$13.90	$12.41	$10.70	$11.43	$13.74	$9.27
Total return[2]	12.01%	20.92%	2.79%	(3.11%)	51.43%	(11.42%)
Supplemental data and ratios:
Net assets, end of period (millions)	$1,695	$1,595	$1,459	$1,490	$1,703	$1,179
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	0.86%	0.87%	0.87%	0.86%	0.87%	0.93%
Total expenses after waivers/reimbursements	0.84%	0.84%	0.84%	0.83%	0.81%	0.81%
Net investment income, net of waivers/reimbursements	0.78%	0.91%	0.99%	0.89%	1.19%	1.25%
Net investment income, before waivers/reimbursements	0.76%	0.88%	0.96%	0.86%	1.13%	1.13%
Portfolio turnover rate[5]	14%	46%	53%	61%	68%	58%

[1]	Calculated using the average shares outstanding method.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights
Morningstar International Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.23	$9.94	$9.57	$12.72	$8.76	$10.79
Income (loss) from investment operations:
Net investment income[1]	0.13	0.21	0.22	0.23	0.12	0.21
Net realized and unrealized gains (losses)	0.28	0.32	0.47	(1.66)	4.17	(1.94)
Total income (loss) from investment operations	0.41	0.53	0.69	(1.43)	4.29	(1.73)
Less distributions paid:
From net investment income	—	(0.24)	(0.10)	(0.18)	(0.14)	(0.19)
From realized gains	—	—	(0.22)	(1.54)	(0.19)	(0.11)
Total distributions paid	—	(0.24)	(0.32)	(1.72)	(0.33)	(0.30)
Net asset value, end of period	$10.64	$10.23	$9.94	$9.57	$12.72	$8.76
Total return[2]	4.01%	5.38%	7.61%	(12.77%)	49.22%	(16.65%)
Supplemental data and ratios:
Net assets, end of period (millions)	$829	$810	$804	$912	$1,074	$764
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	1.07%	1.08%	1.08%	1.06%	1.08%	1.14%
Total expenses after waivers/reimbursements	0.99%	0.99%	0.99%	0.98%	0.89%	0.92%
Net investment income, net of waivers/reimbursements	2.51%	2.06%	2.33%	1.89%	1.09%	2.08%
Net investment income, before waivers/reimbursements	2.43%	1.97%	2.24%	1.81%	0.90%	1.86%
Portfolio turnover rate[5]	22%	31%	21%	67%	41%	36%

[1]	Calculated using the average shares outstanding method.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights (continued)
Morningstar Global Income Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.21	$9.14	$9.82	$11.62	$9.54	$10.58
Income (loss) from investment operations:
Net investment income[1]	0.26	0.55	0.53	0.42	0.35	0.37
Net realized and unrealized gains (losses)	0.22	0.08	(0.38)	(1.03)	2.09	(0.94)
Total income (loss) from investment operations	0.48	0.63	0.15	(0.61)	2.44	(0.57)
Less distributions paid:
From net investment income	(0.32)	(0.56)	(0.49)	(0.45)	(0.35)	(0.42)
From realized gains	—	—	(0.34)	(0.74)	(0.01)	(0.05)
Total distributions paid	(0.32)	(0.56)	(0.83)	(1.19)	(0.36)	(0.47)
Net asset value, end of period	$9.37	$9.21	$9.14	$9.82	$11.62	$9.54
Total return[2]	5.10%	7.19%	1.88%	(6.00%)	26.01%	(5.73%)
Supplemental data and ratios:
Net assets, end of period (millions)	$192	$192	$215	$247	$272	$235
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	0.74%	0.74%	0.73%	0.62%	0.62%	0.64%
Total expenses after waivers/reimbursements	0.73%	0.72%	0.73%	0.62%	0.61%	0.58%
Net investment income, net of waivers/reimbursements	5.58%	6.01%	5.73%	3.76%	3.28%	3.52%
Net investment income, before waivers/reimbursements	5.57%	5.99%	5.73%	3.76%	3.27%	3.46%
Portfolio turnover rate[5]	34%	58%	63%	138%	59%	62%

[1]	Calculated using the average shares outstanding method.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights (continued)
Morningstar Total Return Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.57	$9.06	$9.42	$10.69	$10.88	$10.48
Income (loss) from investment operations:
Net investment income[1]	0.17	0.33	0.26	0.61	0.16	0.26
Net realized and unrealized gains (losses)	0.26	(0.50)	(0.36)	(1.65)	0.17	0.68
Total income (loss) from investment operations	0.43	(0.17)	(0.10)	(1.04)	0.33	0.94
Less distributions paid:
From net investment income	(0.17)	(0.32)	(0.26)	(0.17)	(0.21)	(0.28)
From realized gains	—	—	—	(0.06)	(0.31)	(0.26)
Total distributions paid	(0.17)	(0.32)	(0.26)	(0.23)	(0.52)	(0.54)
Net asset value, end of period	$8.83	$8.57	$9.06	$9.42	$10.69	$10.88
Total return[2]	5.07%	(1.83%)	(1.03%)	(9.97%)	2.95%	9.13%
Supplemental data and ratios:
Net assets, end of period (millions)	$872	$822	$813	$829	$833	$519
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements[5]	0.71%	0.73%	0.73%	0.71%	0.74%	0.81%
Total expenses after waivers/reimbursements[5]	0.54%	0.53%	0.53%	0.53%	0.53%	0.53%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.53%	0.53%	0.53%	0.52%	0.53%	0.53%
Net investment income, net of waivers/reimbursements	3.80%	3.77%	2.89%	1.39%	1.41%	2.43%
Net investment income, before waivers/reimbursements	3.63%	3.57%	2.69%	1.21%	1.20%	2.15%
Portfolio turnover rate[6]	197%	370%	302%	346%	438%	612%

[1]	Calculated using the average shares outstanding method.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[5]	Expenses include dividend and interest expense of 0.01% for October 31, 2024, less than 0.01% for April 30, 2024, less than 0.01% for April 30, 2023, 0.01% for April 30, 2022, and less than 0.01% for April 30, 2021 and April 30, 2020, respectively.
[6]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights (continued)
Morningstar Municipal Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.87	$9.87	$9.94	$10.75	$10.14	$10.38
Income (loss) from investment operations:
Net investment income[1]	0.16	0.29	0.23	0.18	0.21	0.23
Net realized and unrealized gains (losses)	0.10	—[2]	(0.07)	(0.81)	0.61	(0.21)
Total income (loss) from investment operations	0.26	0.29	0.16	(0.63)	0.82	0.02
Less distributions paid:
From net investment income	(0.16)	(0.29)	(0.23)	(0.18)	(0.21)	(0.23)
From realized gains	—	—	—	—[2]	—	(0.03)
Total distributions paid	(0.16)	(0.29)	(0.23)	(0.18)	(0.21)	(0.26)
Net asset value, end of period	$9.97	$9.87	$9.87	$9.94	$10.75	$10.14
Total return[3]	2.68%	3.01%	1.67%	(5.93%)	8.14%	0.11%
Supplemental data and ratios:
Net assets, end of period (millions)	$323	$328	$331	$382	$417	$340
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.67%	0.67%	0.67%	0.65%	0.66%	0.77%
Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	3.23%	2.98%	2.34%	1.65%	1.98%	2.17%
Net investment income, before waivers/reimbursements	3.14%	2.89%	2.25%	1.58%	1.90%	1.98%
Portfolio turnover rate[6]	15%	57%	22%	41%	53%	127%

[1]	Calculated using the average shares outstanding method.
[2]	Rounds to less than 0.01.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[6]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights
Morningstar Defensive Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.52	$9.49	$9.69	$10.24	$10.17	$10.10
Income (loss) from investment operations:
Net investment income[1]	0.22	0.42	0.29	0.20	0.20	0.20
Net realized and unrealized gains (losses)	0.17	0.02	(0.23)	(0.46)	0.16	0.13
Total income (loss) from investment operations	0.39	0.44	0.06	(0.26)	0.36	0.33
Less distributions paid:
From net investment income	(0.21)	(0.41)	(0.26)	(0.19)	(0.19)	(0.23)
From realized gains	—	—	—	(0.08)	(0.10)	(0.03)
From return of capital	—	—	—	(0.02)	—	—
Total distributions paid	(0.21)	(0.41)	(0.26)	(0.29)	(0.29)	(0.26)
Net asset value, end of period	$9.70	$9.52	$9.49	$9.69	$10.24	$10.17
Total return[2]	4.08%	4.72%	0.63%	(2.61%)	3.56%	3.36%
Supplemental data and ratios:
Net assets, end of period (millions)	$128	$130	$135	$144	$201	$183
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	0.71%	0.71%	0.73%	0.64%	0.64%	0.66%
Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income, net of waivers/reimbursements	4.44%	4.37%	3.03%	1.96%	1.92%	2.02%
Net investment income, before waivers/reimbursements	4.21%	4.14%	2.78%	1.80%	1.76%	1.84%
Portfolio turnover rate[5]	13%	65%	16%	45%	53%	88%

[1]	Calculated using the average shares outstanding method.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights (continued)
Morningstar Multisector Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.68	$8.77	$9.00	$10.52	$9.39	$10.28
Income (loss) from investment operations:
Net investment income[1]	0.27	0.52	0.45	0.43	0.44	0.46
Net realized and unrealized gains (losses)	0.27	(0.09)	(0.44)	(1.54)	0.94	(0.83)
Total income (loss) from investment operations	0.54	0.43	0.01	(1.11)	1.38	(0.37)
Less distributions paid:
From net investment income	(0.26)	(0.52)	(0.24)	(0.30)	(0.25)	(0.43)
From realized gains	—	—	—	(0.11)	—	(0.09)
Total distributions paid	(0.26)	(0.52)	(0.24)	(0.41)	(0.25)	(0.52)
Net asset value, end of period	$8.96	$8.68	$8.77	$9.00	$10.52	$9.39
Total return[2]	6.23%	5.04%	0.23%	(10.95%)	14.79%	(3.97%)
Supplemental data and ratios:
Net assets, end of period (millions)	$180	$173	$176	$172	$237	$192
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	1.01%	1.03%	1.04%	0.92%	0.91%	0.98%
Total expenses after waivers/reimbursements	0.79%	0.79%	0.80%	0.79%	0.79%	0.79%
Net investment income, net of waivers/reimbursements	5.97%	5.98%	5.14%	4.25%	4.31%	4.52%
Net investment income, before waivers/reimbursements	5.75%	5.74%	4.90%	4.12%	4.19%	4.33%
Portfolio turnover rate[5]	83%	157%	131%	97%	127%	138%

[1]	Calculated using the average shares outstanding method.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights
Morningstar Global Opportunistic Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.60	$9.77	$9.57	$12.08	$9.28	$10.38
Income (loss) from investment operations:
Net investment income[1]	0.10	0.22	0.20	0.21	0.14	0.23
Net realized and unrealized gains (losses)	0.92	0.88	0.27	(0.43)	2.99	(0.91)
Total income (loss) from investment operations	1.02	1.10	0.47	(0.22)	3.13	(0.68)
Less distributions paid:
From net investment income	—	(0.24)	(0.12)	(0.26)	(0.23)	(0.21)
From realized gains	—	(0.03)	(0.15)	(2.03)	(0.10)	(0.21)
Total distributions paid	—	(0.27)	(0.27)	(2.29)	(0.33)	(0.42)
Net asset value, end of period	$11.62	$10.60	$9.77	$9.57	$12.08	$9.28
Total return[2]	9.62%	11.41%	5.15%	(2.77%)	34.01%	(7.07%)
Supplemental data and ratios:
Net assets, end of period (millions)	$321	$297	$233	$200	$211	$138
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	0.71%	0.74%	0.80%	0.78%	0.78%	0.94%
Total expenses after waivers/reimbursements	0.71%	0.74%	0.80%	0.78%	0.74%	0.73%
Net investment income, net of waivers/reimbursements	1.75%	2.20%	2.15%	1.81%	1.28%	2.29%
Net investment income, before waivers/reimbursements	1.75%	2.20%	2.15%	1.81%	1.24%	2.08%
Portfolio turnover rate[5]	27%	60%	47%	96%	52%	66%

[1]	Calculated using the average shares outstanding method.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Financial Highlights (continued)
Morningstar Alternatives Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2024 (unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.13	$9.78	$10.12	$10.71	$10.12	$10.10
Income (loss) from investment operations:
Net investment income[1]	0.17	0.33	0.19	0.07	0.12	0.25
Net realized and unrealized gains (losses)	0.31	0.41	(0.15)	(0.14)	0.77	(0.05)
Total income (loss) from investment operations	0.48	0.74	0.04	(0.07)	0.89	0.20
Less distributions paid:
From net investment income	—	(0.39)	(0.20)	(0.14)	(0.13)	(0.14)
From realized gains	—	—	(0.18)	(0.38)	(0.17)	(0.04)
Total distributions paid	—	(0.39)	(0.38)	(0.52)	(0.30)	(0.18)
Net asset value, end of period	$10.61	$10.13	$9.78	$10.12	$10.71	$10.12
Total return[2]	4.74%	7.58%	0.42%	(0.78%)	8.92%	1.94%
Supplemental data and ratios:
Net assets, end of period (millions)	$228	$226	$275	$368	$328	$186
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements[5]	1.49%	1.57%	1.44%	1.45%	1.68%	1.48%
Total expenses after waivers/reimbursements[5]	1.34%	1.41%	1.31%	1.31%	1.26%	1.13%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	1.16%	1.17%	1.16%	1.15%	1.12%	0.87%
Net investment income, net of waivers/reimbursements	3.25%	3.33%	1.91%	0.63%	1.14%	2.45%
Net investment income, before waivers/reimbursements	3.10%	3.17%	1.78%	0.49%	0.72%	2.10%
Portfolio turnover rate[6]	84%	198%	358%	433%	372%	154%

[1]	Calculated using the average shares outstanding method.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.
[5]	Expenses include dividend and interest expense of 0.18%, 0.24%, 0.16%, 0.16%, 0.14%, and 0.26% for October 31, 2024, April 30, 2024, April 30, 2023, April 30, 2022, April 30, 2021, and April 30, 2020, respectively.
[6]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements
1. Organization
Morningstar Funds Trust (the "Trust") was organized as a Delaware statutory trust on March 1, 2017.  The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series which commenced operations on November 2, 2018 (each a "Fund" and collectively, the "Funds"):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Global Opportunistic Equity Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund is classified and operates as a diversified fund under the 1940 Act. Each Fund's shares are classified as Institutional shares. Morningstar Investment Management LLC (“MIM” or “Adviser”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Morningstar Funds	Investment Objective
U.S. Equity Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
Global Income Fund	Current income and long-term capital appreciation
Total Return Bond Fund	Maximize total return while also generating income and preserving capital
Municipal Bond Fund	Income exempt from federal income taxes as well as capital preservation
Defensive Bond Fund	Capital preservation
Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Global Opportunistic Equity Fund	Long-term capital appreciation over a full market cycle
Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.
Cash and Foreign Currencies: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution’s insolvency, recovery of the Fund’s cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation ("FDIC") or Securities Investor Protection Corporation ("SIPC").
Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. Cash held with brokers is not available for withdrawal upon demand, and is considered restricted as it is not available for use until it is returned to the Fund upon exiting the position to which the collateral relates. The Funds are subject to credit risk should the prime brokers or counterparties be unable to meet their obligations to the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Assets
Cash collateral for derivatives	$315,281	$1,943,159	$—	$1,022,619
Deposits with broker for futures contracts	572,824	251,746	127,212	468,289
Due from broker	$888,105	$2,194,905	$127,212	$1,490,908
Liabilities
Cash collateral for derivatives	$83,071	$1,280,493	$—	$217,791
Deposits with broker for futures contracts	—	248,984	2,225	6,759
Due to broker	$83,071	$1,529,477	$2,225	$224,550
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected and/or converted into U.S. dollars by the Funds.  As of October 31,2024, the Funds’ custodian held 152,486,785, 4,766,952, 4,447,372 and 13,249,035 of Russian rubles in restricted foreign cash accounts on behalf of the International Equity Fund, the Global Income Fund, the Multisector Bond Fund and the Global Opportunistic Equity Fund, respectively. The Russian rubles have been valued at zero in accordance with the Funds' valuation procedures and U.S. GAAP. The value of the Russian rubles currently held may differ materially from the reported amounts, given the uncertainty of the aforementioned sanctions.
Investment Transactions and Investment Income: Investment transactions are accounted for as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. In the case of a defaulted debt obligation, the accrual of interest income is halted when management becomes aware that the interest income is not collectible, and already accrued interest income may be written off. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the ex-date dividend notification. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Other non-cash dividends are recognized as investment income at the fair value of the assets received.
Expenses:  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative average net assets.
Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. As of October 31, 2024, the International Equity Fund had non-U.S. taxes accrued in the amount of $319,902, which is included as payable for deferred capital gains tax in the Statements of Assets and Liabilities and net against the change in unrealized appreciation (depreciation) on investments on the Statements of Operations.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The returns of the Funds for the prior three fiscal years as well as current year are open for examination. As of October 31, 2024, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:
Morningstar Funds	Frequency
U.S. Equity Fund	Annually
International Equity Fund	Annually
Global Income Fund	Monthly
Total Return Bond Fund	Monthly
Municipal Bond Fund	Monthly
Defensive Bond Fund	Monthly
Multisector Bond Fund	Monthly
Global Opportunistic Equity Fund	Annually
Alternatives Fund	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.
The Funds do not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made. In general, investments for which market quotations are readily available are valued at current market value, while investments whose market quotations are not readily available (as defined by Rule 2a-5 of the Investment Company Act of 1940, as amended) are fair valued.
As permitted under Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated Morningstar Investment Management LLC to serve as the valuation designee. MIM, as valuation designee, carries out its day-to-day fair value responsibilities required under Rule 2a-5 through its Pricing Committee (the “Pricing Committee”) in accordance with procedures approved by the Board.
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open end investment companies).
Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments).
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.
The Pricing Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Funds had little or no value as of October 31, 2024.
Valuation Techniques: The following inputs and techniques may be used by the Funds to value their portfolio holdings and to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is generally valued at its last bid price (in the case of short sales, at the ask price). Shares of open end investment companies, other than exchange-traded funds, are valued at their NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on a methodology approved by the Pricing Committee and are typically classified within Level 2 of the fair value hierarchy. This includes certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost (unless conditions indicate otherwise), which approximates fair value.
The Pricing Committee uses independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments. Securities with a fair value factor applied are classified as Level 2.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
at fair value based on their last reported settlement price on the date of determination on the exchange that constitutes the principal market or, if the settlement price is not available, generally at the last traded price. For listed options contracts, if the last traded price falls outside the bid/ask spread, then the calculated mean based on bid/ask prices obtained from the primary exchange will be used. Centrally cleared swaps listed or traded on a multilateral trade facility platform are valued on a daily basis using quotations provided by an independent pricing service.
Forward contracts are typically classified within Level 2 of the fair value hierarchy. The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
OTC derivatives, including options on forward contracts, put and call options, contracts for differences and swap contracts, are valued by the Pricing Committee on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
When observable prices are not available, the Pricing Committee may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. These investments are classified as Level 3 and have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Securities for which market quotations are not readily available or are unreliable are fair valued by the Pricing Committee in accordance with the procedures approved by the Board. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While each Fund’s use of fair value pricing is intended to result in calculation of a NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the fair valuation procedures may be reviewed or adjusted.
The inputs used by the Pricing Committee in estimating the value of Level 3 investments may include, if applicable, such factors as described in the procedures approved by the Board, including, but not limited to, the original transaction price, recent transactions in the same or similar instruments, completed or pending third party transactions in the underlying investment or comparable issuers, third party broker quotes, deal terms, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Pricing Committee in the absence of market information. Assumptions used by the Pricing Committee due to the lack of observable inputs may significantly impact the fair value of an investment.
4. Investment Advisory and Other Agreements
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.
Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets of each Fund, in the annual ratios below.
Morningstar Funds	Ratio
U.S. Equity Fund	0.67%
International Equity Fund	0.83%
Global Income Fund	0.35%
Total Return Bond Fund	0.44%
Municipal Bond Fund	0.44%
Defensive Bond Fund	0.36%
Multisector Bond Fund	0.61%
Global Opportunistic Equity Fund	0.47%
Alternatives Fund	0.85%
Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to subadvisory agreements with the Adviser. The Adviser manages a portion of each Fund which may include securities such as equities, ETFs, mutual funds, money market fund investments and, where applicable, transacting in forward foreign currency contracts.
Pursuant to an Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2025, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Code) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses ("AFFE"), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed the following rates, based on each Fund’s average daily net assets.  The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities.  The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the period from May 1, 2024 through October 31, 2024, the Funds’ Adviser waived fees and/or reimbursed expenses pursuant to the Expense Limitation Agreement for each of the Funds as follows:
Morningstar Funds	Expense Cap	Management Fees Waived
U.S. Equity Fund	0.84%	$174,044

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Morningstar Funds	Expense Cap	Management Fees Waived
International Equity Fund	0.99%	$333,419
Global Income Fund	0.73%	6,421
Total Return Bond Fund	0.53%	740,807
Municipal Bond Fund	0.58%	148,058
Defensive Bond Fund	0.48%	148,586
Multisector Bond Fund	0.79%	195,065
Global Opportunistic Equity Fund	0.84%	—
Alternatives Fund	1.16%	164,614
As of October 31, 2024, the Trust has entered into subadvisory agreements with the following entities by Fund:
Morningstar Funds	Subadvisers
U.S. Equity Fund	ClearBridge Investments, LLC
Diamond Hill Capital Management, Inc.
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Wasatch Advisors, LP, d/b/a Wasatch Global Investors
Westwood Management Corp.
International Equity Fund	Harding Loevner LP Harris Associates L.P. Lazard Asset Management LLC T. Rowe Price Associates, Inc.
Global Income Fund	Cullen Capital Management, LLC Western Asset Management Company, LLC
Total Return Bond Fund	BlackRock Financial Management, Inc.
Municipal Bond Fund	Allspring Global Investments, LLC T. Rowe Price Associates, Inc.
Defensive Bond Fund	First Pacific Advisors, LP
Multisector Bond Fund	Loomis, Sayles & Company, L.P. TCW Investment Management Company LLC Voya Investment Management Company, LLC
Global Opportunistic Equity Fund	Lazard Asset Management LLC
Alternatives Fund	BlackRock Financial Management, Inc. SSI Investment Management LLC Water Island Capital, LLC
Pursuant to the subadvisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees it receives from the Funds.
The Trust has a Fund Administration and Accounting Services Agreement with The Northern Trust Company (“Northern Trust”), which provides certain administration, accounting, clerical and bookkeeping services, assistance with the preparation and filing of tax returns and reports to shareholders, and preparation for signature by an officer of the Trust certain documents required to be filed for Trust compliance with applicable laws and regulations, including those of the SEC and other regulators. Northern Trust also serves as custodian

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
of each Fund’s securities and cash, and as the Funds' transfer agent and dividend disbursing agent. Northern Trust does not have responsibility or authority for the management of the Funds or the determination of investment policy.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services. Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“FMS”) provides a Principal Financial Officer to the Trust. The Trust has agreed to pay FMS an annual base fee and has agreed to reimburse FMS for certain expenses incurred on behalf of the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or the Funds.
The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess asset-based fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services reflected as "Sub-accounting fees" on the Statement of Operations.
5. Investment Transactions
During the six months ended October 31, 2024, the cost of purchases and the proceeds from sales of investments (excluding in-kind transactions, derivatives and short-term investments) were as follows:
	Purchases		Sales
Morningstar Funds	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
U.S. Equity Fund	$—	$238,796,048	$—	$307,682,122	$—	$—
International Equity Fund	—	182,982,765	—	178,431,685	—	—
Global Income Fund	1,601,200	61,846,973	1,842,414	70,353,151	—	—
Total Return Bond Fund	194,554,968	1,501,145,200	183,757,167	1,453,919,341	126,508,312	136,168,353
Municipal Bond Fund	—	46,565,431	—	46,849,198	—	—
Defensive Bond Fund	—	15,093,753	—	24,247,203	—	—
Multisector Bond Fund	37,650,551	102,754,375	38,126,096	104,672,405	—	—
Global Opportunistic Equity Fund	—	88,316,175	—	82,695,968	—	—
Alternatives Fund	63,851,600	120,373,391	63,182,019	117,720,554	23,210,204	18,194,429

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
6. Securities Lending
The Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Global Opportunistic Equity Fund participate in a securities lending program. Under the securities lending program, Northern Trust serves as the Securities Lending Agent (or "Agent") pursuant to a Securities Lending Authorization Agreement (the “Securities Lending Agreement”).
Each Fund will limit lending to be less than one third of the value of its total assets. The Funds’ securities held at the Securities Lending Agent as custodian shall be available to be lent except those securities the Funds specifically identify in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. securities and a value of no less than 105% of the market value for non-U.S. securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. securities on loan and not less than 105% of the current value of the non-U.S. securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on, or in respect of, the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.
Cash collateral received is invested in a money market fund managed by Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation as disclosed in each Fund’s Schedule of Investments and reflected on the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is held by the Securities Lending Agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The securities lending income earned by the Funds is disclosed on the Statement of Operations.
The following is a summary of the Funds' securities on loan and related cash and non-cash collateral received as of October 31, 2024:
Morningstar Funds	Market Value of Securities on Loan	Cash Collateral Received*	Non-Cash Collateral Received*	Total Collateral Received
U.S. Equity Fund	$ 32,897,572	$3,174,429	$ 30,855,879	$ 34,030,308
International Equity Fund	22,486,035	15,856,087	7,808,458	23,664,545
Global Income Fund	16,158,107	8,090,771	8,540,833	16,631,604

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Morningstar Funds	Market Value of Securities on Loan	Cash Collateral Received*	Non-Cash Collateral Received*	Total Collateral Received
Total Return Bond Fund	$71,696,755	$59,461,218	$13,900,321	$73,361,539
Defensive Bond Fund	21,709,915	111,780	22,047,052	22,158,832
Global Opportunistic Equity Fund	39,566,316	11,761,803	29,556,436	41,318,239

* There are no restrictions or maturity dates on the cash collateral received from borrower. The non-cash collateral received consists of U.S. Government securities which cannot be sold or repledged, and accordingly are not reflected in the Portfolio of Investments. The remaining contractual maturity of non-cash collateral received are as follows:
Morningstar Funds	Up to 30 Days	30-90 Days	Over 90 Days	Total Non-Cash Collateral Received
U.S. Equity Fund	$ 579,893	$ 121,264	$ 30,154,722	$ 30,855,879
International Equity Fund	78,394	620	7,729,444	7,808,458
Global Income Fund	2,676	5,869	8,532,288	8,540,833
Total Return Bond Fund	159,178	518,216	13,222,927	13,900,321
Defensive Bond Fund	5,955	17,882	22,023,215	22,047,052
Global Opportunistic Equity Fund	34,560	82,800	29,439,076	29,556,436

Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner. There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially. In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss. To mitigate borrower default risk, the Funds benefit from a borrower default indemnity provided by the Securities Lending Agent. The Securities Lending Agent’s indemnity allows for full replacement of securities lent wherein the Agent will purchase the unreturned loaned securities on the open market applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, the Securities Lending Agent will purchase the unreturned loan securities at the Agent’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.
Due to the absence of a master netting agreement related to the Funds' participation in securities lending, no offsetting disclosure has been made on behalf of the Funds.
7. Financial Derivative Instruments
Certain Funds may transact in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective.  The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Forward Foreign Currency Contracts: A forward foreign currency contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and presented as gross unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant ("FCM") an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. As of October 31, 2024, the Morningstar Global Income Fund, the Morningstar Total Return Bond Fund, the Morningstar Multisector Bond Fund and the Morningstar Alternatives Fund pledged cash to cover margin requirements for open futures positions in an amount of $572,824, $2,762, $124,987 and $461,530, respectively, which is the net of amounts included in Due to/from Broker on the Statements of Assets and Liabilities.
Options on Futures Contracts: Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument.
The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options on Interest-Rate Swaps: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
When a Fund purchases an option on a swap, an amount equal to the premium paid by the Fund is recorded as an Investment on the Schedules of Investments, the value of which is marked-to-market daily based upon quotations from market makers to reflect its current market value. If the option on a swap expires, a Fund realizes a loss equal to the amount of the premium paid. Changes in the value of an option on a swap are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate, inflation index and total return swaps contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swaps: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation. As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Each Fund's risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Differences: The Morningstar Alternatives Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow the Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, the Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by the Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Master Netting Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase agreements, borrowed bond agreements and reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral. With borrowed bond agreements and reverse repurchase transactions, typically a Fund and counterparty under a Master Repurchase Agreement are permitted to sell, repledge, or use the collateral associated with the transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
termination. Events of termination include a decline in a Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by a Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in non-affiliates, at value (securities) or in Due from broker (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in each Fund's Schedule of Investments. Collateral received is reflected as a liability within Due to broker in the Statements of Assets and Liabilities.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effects of such derivative instruments on the Funds' financial position and financial performance for the six months ended October 31, 2024 are as follows:
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar Global Income Fund
Credit risk	$—	$13,701	$—	$2,803	$16,504	$—	$—	$—	$2,448	$2,448
Foreign exchange rate risk	—	—	70,322	3,327	73,649	—	—	93,704	—	93,704
Interest rate risk	32,213	—	—	—	32,213	670,351	178,457	—	—	848,808
Total	32,213	13,701	70,322	6,130	122,366	670,351	178,457	93,704	2,448	944,960
Netting positions	(32,213)	(13,701)	(70,322)	(2,448)	(118,684)	(32,213)	(13,701)	(70,322)	(2,448)	(118,684)
Net Fair Value of Derivative Contracts	$—	$—	$—	$3,682	$3,682	$638,138	$164,756	$23,382	$—	$826,276
Morningstar Total Return Bond Fund
Credit risk	$—	$749,308	$—	$2,280	$751,588	$—	$64,264	$—	$921	$65,185

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
	Assets					Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total
Morningstar Total Return Bond Fund (continued)
Foreign exchange rate risk	$—	$—	$477,350	$95,047	$572,397	$—	$—	$242,550	$12,899	$255,449
Interest rate risk	77,986	53,570	—	340,479	472,035	348,930	398,493	—	196,182	943,605
Total	77,986	802,878	477,350	437,806	1,796,020	348,930	462,757	242,550	210,002	1,264,239
Netting positions	(77,986)	(462,757)	(242,550)	(210,002)	(993,295)	(77,986)	(462,757)	(242,550)	(210,002)	(993,295)
Net Fair Value of Derivative Contracts	$—	$340,121	$234,800	$227,804	$802,725	$270,944	$—	$—	$—	$270,944
Morningstar Multisector Bond Fund
Foreign exchange rate risk	$—	$—	$280,188	$10,818	$291,006	$—	$—	$265,564	$—	$265,564
Interest rate risk	313,454	—	—	—	313,454	168,083	—	—	—	168,083
Total	313,454	—	280,188	10,818	604,460	168,083	—	265,564	—	433,647
Netting positions	(168,083)	—	(265,564)	—	(433,647)	(168,083)	—	(265,564)	—	(433,647)
Net Fair Value of Derivative Contracts	$145,371	$—	$14,624	$10,818	$170,813	$—	$—	$—	$—	$—
Morningstar Alternatives Fund
Credit risk	$—	$31,003	$—	$—	$31,003	$—	$57,641	$—	$—	$57,641
Equity risk	—	46,754,040	—	36,613	46,790,653	—	39,315,082	—	26,385	39,341,467
Foreign exchange rate risk	—	—	651,052	—	651,052	—	—	629,511	—	629,511
Interest rate risk	679,342	26	—	—	679,368	465,462	9,300	—	—	474,762
Total	679,342	46,785,069	651,052	36,613	48,152,076	465,462	39,382,023	629,511	26,385	40,503,381
Netting positions	(465,462)	(39,382,023)	(629,511)	(26,385)	(40,503,381)	(465,462)	(39,382,023)	(629,511)	(26,385)	(40,503,381)
Net Fair Value of Derivative Contracts	$213,880	$7,403,046	$21,541	$10,228	$7,648,695	$—	$—	$—	$—	$—

[1]	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
[2]	Includes cumulative appreciation/depreciation on centrally-cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
The following table indicates the effects of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the six months ended October 31, 2024:
	Net Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total
Morningstar International Equity Fund
Foreign exchange rate risk	$—	$—	$(42,819)	$—	$(42,819)	$—	$—	$—	$—	$—
Total	$—	$—	$(42,819)	$—	$(42,819)	$—	$—	$—	$—	$—
Morningstar Global Income Fund
Credit risk	$—	$—	$—	$—	$—	$—	$14,374	$—	$135	$14,509
Foreign exchange rate risk	—	—	(143,358)	(9,065)	(152,423)	—	—	5,315	241	5,556
Inflation risk	—	(1,859)	—	—	(1,859)	—	—	—	—	—
Interest rate risk	425,538	(29,361)	—	64,745	460,922	90,470	(83,309)	—	—	7,161
Total	$425,538	$(31,220)	$(143,358)	$55,680	$306,640	$90,470	$(68,935)	$5,315	$376	$27,226
Morningstar Total Return Bond Fund
Credit risk	$—	$607,089	$—	$—	$607,089	$—	$4,091	$—	$(416)	$3,675
Equity risk	—	(62,066)	—	—	(62,066)	—	(15,588)	—	—	(15,588)
Foreign exchange rate risk	—	—	203,453	(30,608)	172,845	—	—	64,646	(28,999)	35,647
Interest rate risk	1,278,711	352,280	—	184,548	1,815,539	2,206,664	(2,669,548)	—	(46,003)	(508,887)
Total	$1,278,711	$897,303	$203,453	$153,940	$2,533,407	$2,206,664	$(2,681,045)	$64,646	$(75,418)	$(485,153)
Morningstar Multisector Bond Fund
Foreign exchange rate risk	$—	$—	$150,253	$18,892	$169,145	$—	$—	$(17,781)	$(25,399)	$(43,180)
Interest rate risk	(2,243)	—	—	—	(2,243)	27,359	—	—	—	27,359
Total	$(2,243)	$—	$150,253	$18,892	$166,902	$27,359	$—	$(17,781)	$(25,399)	$(15,821)
Morningstar Alternatives Fund
Credit risk	$—	$25,497	$—	$—	$25,497	$—	$14,349	$—	$—	$14,349
Equity risk	—	(656,329)	—	(50,679)	(707,008)	—	(725,311)	—	(48,114)	(773,425)
Foreign exchange rate risk	—	—	(103,789)	(4,425)	(108,214)	—	—	(84,790)	(4,361)	(89,151)
Interest rate risk	42,683	(9,092)	—	—	33,591	253,262	(10,320)	—	—	242,942
Total	$42,683	$(639,924)	$(103,789)	$(55,104)	$(756,134)	$253,262	$(721,282)	$(84,790)	$(52,475)	$(605,285)

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of October 31, 2024.
Morningstar Global Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$70,322	$93,704
Futures contracts	32,213	670,351
Interest rate swap contracts*	—	178,457
Total return swaps*	13,701	—
Purchased options	3,327	—
Purchased swaptions	2,803	—
Written swaptions	—	2,448
Total gross amount of derivatives in the Statement of Assets and Liabilities	$122,366	$944,960
Less: Derivatives not subject to MNA or similar agreements	(32,213)	(753,423)
Total gross amount of derivatives subject to MNA or similar agreement	$90,153	$191,537

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
BNP Paribas	$10,115	$(2,898)	$7,217	$—	$7,217
Citibank	35,979	(1,752)	34,227	—	34,227
Goldman Sachs	19,552	(19,552)	—	—	—
JPMorgan Chase	22,352	(22,352)	—	—	—
Morgan Stanley	2,155	(1,192)	963	—	963
Total	$90,153	$(47,746)	$42,407	$—	$42,407

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
BNP Paribas	$(2,898)	$2,898	$—	$—	$—
Citibank	(1,752)	1,752	—	—	—
Goldman Sachs	(70,556)	19,552	(51,004)	—	(51,004)
JPMorgan Chase(a)	(115,139)	22,352	(92,787)	60,000	(32,787)
Morgan Stanley	(1,192)	1,192	—	—	—
Total	$(191,537)	$47,746	$(143,791)	$60,000	$(83,791)

(a)	Actual amount of collateral pledged by the Fund to JPMorgan Chase and is included in the Due from broker in the Statements of Assets and Liabilities.

Morningstar Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$477,350	$242,550
Futures contracts	77,986	348,930
Interest rate swap contracts*	53,570	398,493

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Morningstar Total Return Bond Fund  (continued)
Derivative Financial Instruments:	Assets	Liabilities
Credit default swap contracts*	749,308	48,676
Total return swaps*	—	15,588
Purchased options	96,411	—
Purchased swaptions	341,395	—
Written options	—	15,098
Written swaptions	—	194,904
Total gross amount of derivatives in the Statement of Assets and Liabilities	$1,796,020	$1,264,239
Less: Derivatives not subject to MNA or similar agreements	(856,155)	(739,966)
Total gross amount of derivatives subject to MNA or similar agreement	$939,865	$524,273

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$109,837	$(33,201)	$76,636	$—	$76,636
Barclays(a)	421,405	(9,593)	411,812	(60,000)	351,812
BNP Paribas	9,397	(9,397)	—	—	—
BNY Mellon	1,335	(352)	983	—	983
Citibank	33,209	(33,209)	—	—	—
Deutsche Bank	2,911	(115)	2,796	—	2,796
Goldman Sachs	38,751	(38,751)	—	—	—
HSBC	88,311	(11,058)	77,253	—	77,253
JPMorgan Chase	2,724	(2,724)	—	—	—
Morgan Stanley	40,333	(40,333)	—	—	—
RBS	17,025	(421)	16,604	—	16,604
Standard Chartered Bank	1,854	(1,686)	168	—	168
State Street	89,601	(4,847)	84,754	—	84,754
Toronto—Dominion Bank	56,171	(20)	56,151	—	56,151
UBS(a)	27,001	(9,192)	17,809	(10,000)	7,809
Total	$939,865	$(194,899)	$744,966	$(70,000)	$674,966

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
	$0	$—	$—	$—	$—
Bank of America	(33,201)	33,201	—	—	—
Barclays	(9,593)	9,593	—	—	—
BNP Paribas	(12,436)	9,397	(3,039)	—	(3,039)
BNY Mellon	(352)	352	—	—	—
Citibank	(92,474)	33,209	(59,265)	—	(59,265)
Deutsche Bank	(115)	115	—	—	—
Goldman Sachs	(73,660)	38,751	(34,909)	—	(34,909)
HSBC	(11,058)	11,058	—	—	—

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Morningstar Total Return Bond Fund  (continued)
Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
JPMorgan Chase	$(204,275)	$2,724	$(201,551)	$—	$(201,551)
Morgan Stanley(b)	(70,943)	40,333	(30,610)	30,610	—
RBS	(421)	421	—	—	—
Standard Chartered Bank	(1,686)	1,686	—	—	—
State Street	(4,847)	4,847	—	—	—
Toronto—Dominion Bank	(20)	20	—	—	—
UBS	(9,192)	9,192	—	—	—
Total	$(524,273)	$194,899	$(329,374)	$31,713	$(298,764)

(a)	Actual amount of collateral received from Barclays and UBS is included in Due to broker in the Statements of Assets and Liabilities.
(b)	Actual amount of collateral pledged by the Fund to Morgan Stanley exceeded the net amount before collateral and is included in Due from broker in the Statements of Assets and Liabilities.
Morningstar Multisector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$280,188	$265,564
Futures contracts	313,454	168,083
Purchased options	10,818	—
Total gross amount of derivatives in the Statement of Assets and Liabilities	$604,460	$433,647
Less: Derivatives not subject to MNA or similar agreements	(313,454)	(168,083)
Total gross amount of derivatives subject to MNA or similar agreement	$291,006	$265,564

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$19,774	$(19,774)	$—	$—	$—
Barclays	545	(545)	—	—	—
BNP Paribas	113,075	(46,266)	66,809	—	66,809
JPMorgan Chase	67,235	(67,235)	—	—	—
Morgan Stanley	90,087	(57,184)	32,903	—	32,903
State Street	290	—	290	—	290
Total	$291,006	$(191,004)	$100,002	$—	$100,002

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$(34,078)	$19,774	$(14,304)	$—	$(14,304)
Barclays	(42,269)	545	(41,724)	—	(41,724)
BNP Paribas	(46,266)	46,266	—	—	—
JPMorgan Chase	(71,799)	67,235	(4,564)	—	(4,564)
Morgan Stanley	(57,184)	57,184	—	—	—

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Morningstar Multisector Bond Fund  (continued)
Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Northern Trust	$(13,968)	$—	$(13,968)	$—	$(13,968)
Total	$(265,564)	$191,004	$(74,560)	$—	$(74,560)
Morningstar Alternatives Fund
Derivative Financial Instruments:	Assets	Liabilities
Forward foreign currency exchange contracts	$651,052	$629,511
Futures contracts	679,342	465,462
Contracts for difference*	46,754,040	39,315,082
Interest rate swap contracts*	26	9,300
Credit default swap contracts*	31,003	57,641
Purchased options	36,613	—
Written options	—	26,385
Total gross amount of derivatives in the Statement of Assets and Liabilities	$48,152,076	$40,503,381
Less: Derivatives not subject to MNA or similar agreements	(746,984)	(558,788)
Total gross amount of derivatives subject to MNA or similar agreement	$47,405,092	$39,944,593

*	The values of contracts for differences and swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$89,295	$(89,295)	$—	$—	$—
Barclays	19,292,024	(15,700,021)	3,592,003	—	3,592,003
Citibank	66,616	(66,616)	—	—	—
Deutsche Bank(a)	104,108	(42,924)	61,184	(10,000)	51,184
Goldman Sachs	16,754,271	(15,060,209)	1,694,062	—	1,694,062
JPMorgan Chase(b)	10,987,886	(8,848,228)	2,139,658	(139,283)	2,000,375
Morgan Stanley	88,766	(88,766)	—	—	—
Northern Trust	1,377	(222)	1,155	—	1,155
Royal Bank Of Canada	20,749	(20,749)	—	—	—
Total	$47,405,092	$(39,917,030)	$7,488,062	$(149,283)	$7,338,779

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America(b)	$(96,707)	$89,295	$(7,412)	$7,412	$—
Barclays	(15,700,021)	15,700,021	—	—	—
Citibank(b)	(69,897)	66,616	(3,281)	3,281	—
Deutsche Bank	(42,924)	42,924	—	—	—
Goldman Sachs	(15,060,209)	15,060,209	—	—	—
JPMorgan Chase	(8,848,228)	8,848,228	—	—	—
Morgan Stanley	(90,308)	88,766	(1,542)	—	(1,542)

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Northern Trust	$(222)	$222	$—	$—	$—
Royal Bank Of Canada	(36,077)	20,749	(15,328)	—	(15,328)
Total	$(39,944,593)	$39,917,030	$(27,563)	$10,694	$(16,870)

(a)	Actual amount of collateral received from Deutsche Bank and is included in Due to broker in the Statements of Assets and Liabilities.
(b)	Actual amount of collateral received from JPMorgan Chase and pledged by the Fund to Bank of America and Citibank exceeded the net amount before collateral and is included in Due to broker and Due from broker, respectively in the Statements of Assets and Liabilities.
For the six months ended October 31, 2024, the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Futures Contracts:
Average Notional Balance - Long	$39,022,799	$163,711,810	$8,046,850	$28,522,395
Average Notional Balance - Short	4,394,203	31,537,441	6,271,953	22,538,819
Ending Notional Balance - Long	27,045,078	49,975,930	11,013,805	24,521,433
Ending Notional Balance - Short	796,250	7,535,356	8,096,563	23,710,134
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased	4,739,367	17,057,932	9,559,436	30,589,643
Average Settlement Value - Sold	4,077,851	7,183,668	14,325,171	26,902,096
Ending Settlement Value - Purchased	6,370,788	22,321,726	13,542,597	31,031,205
Ending Settlement Value - Sold	5,672,900	6,885,155	19,345,978	28,847,982
Contracts for Difference:
Average Notional Balance - Long	—	—	—	714,562
Average Notional Balance - Short	—	—	—	815,742
Ending Notional Balance - Long	—	—	—	660,871
Ending Notional Balance - Short	—	—	—	836,012
Total Return Swaps:
Average Notional Balance - Pays Fixed Rate	282,000	920,192	—	—
Ending Notional Balance - Pays Fixed Rate	377,000	1,840,383	—	—
Inflation Swaps:
Average Notional Balance - Pays Fixed Rate	—	73,750	—	—
Average Notional Balance - Receives Fixed Rate	—	177,500	—	—
Interest Rate Swaps:
Average Notional Balance - Pays Fixed Rate	527,750	1,739,625,709	—	—
Average Notional Balance - Receives Fixed Rate	41,905,710	541,456,790	—	90,000
Ending Notional Balance - Pays Fixed Rate	—	1,545,213,460	—	—
Ending Notional Balance - Receives Fixed Rate	62,645,219	13,006,940	—	360,000
Credit Default Swaps:
Average Notional Balance - Buy Protection	14,825	2,767,960	—	596,250
Average Notional Balance - Sell Protection	14,825	22,647,062	—	1,383,875

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Credit Default Swaps (continued):
Ending Notional Balance - Buy Protection	$—	$2,254,558	$—	$765,000
Ending Notional Balance - Sell Protection	—	9,703,480	—	1,055,000
Options:
Average Notional Balance - Purchased	1,576,723	133,530,227	1,338,610	913,632
Average Notional Balance - Written	208,389	130,659,697	663,462	116,550
Ending Notional Balance - Purchased	1,328,808	13,366,263	1,675,000	1,059,429
Ending Notional Balance - Written	—	2,184,832	—	466,200
Swaptions:
Average Notional Balance - Purchased	1,647,500	78,428,863	—	—
Average Notional Balance - Written	3,650,000	119,161,568	—	—
Ending Notional Balance - Purchased	3,590,000	11,665,000	—	—
Ending Notional Balance - Written	8,600,000	17,305,400	—	—
8. Federal Income Tax Matters
As of October 31, 2024, the cost and related aggregate gross and net unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
Morningstar Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Equity Fund	$1,287,656,388	$438,496,003	$(29,225,192)	$409,270,811
International Equity Fund	813,753,149	101,997,638	(73,020,376)	28,977,262
Global Income Fund	194,385,959	10,403,009	(7,812,367)	2,590,642
Total Return Bond Fund	1,057,950,833	2,164,110	(24,839,887)	(22,675,777)
Municipal Bond Fund	329,023,107	1,907,775	(10,761,678)	(8,853,903)
Defensive Bond Fund	128,479,228	1,315,423	(1,861,046)	(545,623)
Multisector Bond Fund	181,771,575	3,988,358	(7,082,867)	(3,094,509)
Global Opportunistic Equity Fund	301,515,968	40,831,904	(9,710,635)	31,121,269
Alternatives Fund	208,577,823	12,160,970	(12,540,028)	(379,058)
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on credit default swaps, contracts for difference, futures contracts, foreign exchange contracts, passive foreign investment companies (“PFICs”), 305(c) deemed dividends, straddle loss deferrals, investment in interest only ("IO") securities and contingent payment debt instruments ("CPDIs"), and timing of income recognition from Real Estate Investment Trusts (“REITs”).

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
As of April 30, 2024, the components of distributable earnings (loss) (excluding paid in capital) on a tax basis were as follows:
Morningstar Funds	Current Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or Tax Basis Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings
U.S. Equity Fund	$—	$10,027,243	$68,098,135	$303,386,433	$381,511,811
International Equity Fund	—	13,258,190	(2,879,705)	21,284,349	31,662,834
Global Income Fund	—	1,735,882	(25,043,773)	1,043,772	(22,264,119)
Total Return Bond Fund	—	678,737	(118,301,911)	(61,657,348)	(179,280,522)
Municipal Bond Fund	196,891	—	(9,677,270)	(13,652,153)	(23,132,532)
Defensive Bond Fund	—	61,416	(7,168,106)	(2,770,079)	(9,876,769)
Multisector Bond Fund	—	20,477	(25,306,210)	(8,332,750)	(33,618,483)
Global Opportunistic Equity Fund	—	2,353,531	3,732,251	21,606,946	27,692,728
Alternatives Fund	—	2,194,922	(5,877,101)	(6,324,873)	(10,007,052)
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At April 30, 2024, no reclassification was recorded.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
The tax character of distributions paid during the fiscal year ended April 30, 2024 were as follows:
	Fiscal Year Ended April 30, 2024
Morningstar Funds	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$—	$23,462,336	$41,751,458	$65,213,794
International Equity Fund	—	18,789,554	—	18,789,554
Global Income Fund	—	12,554,100	—	12,554,100
Total Return Bond Fund	—	30,053,999	—	30,053,999
Municipal Bond Fund	9,291,963	460,441	—	9,752,404
Defensive Bond Fund	—	5,698,959	—	5,698,959
Multisector Bond Fund	—	10,383,805	—	10,383,805
Global Opportunistic Equity Fund	—	6,731,199	937,418	7,668,617
Alternatives Fund	—	8,664,487	—	8,664,487
The tax character of distributions paid during the fiscal year ended April 30, 2023 were as follows:
	Fiscal Year Ended April 30, 2023
Morningstar Funds	Tax Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$—	$18,811,662	$103,557,071	$122,368,733
International Equity Fund	—	14,561,814	13,660,294	28,222,108
Global Income Fund	—	11,680,371	7,672,134	19,352,505
Total Return Bond Fund	—	22,207,988	—	22,207,988
Municipal Bond Fund	7,795,775	233,504	—	8,029,279
Defensive Bond Fund	—	3,670,466	—	3,670,466
Multisector Bond Fund	—	4,767,479	—	4,767,479
Global Opportunistic Equity Fund	—	4,269,209	1,582,642	5,851,851
Alternatives Fund	—	11,324,569	193,123	11,517,692
Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.
At April 30, 2024, the capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:
	Fiscal Year Ended April 30, 2024
Morningstar Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
International Equity Fund	$2,879,705	$—
Global Income Fund	13,967,875	11,075,898
Total Return Bond Fund	46,571,494	71,730,417
Municipal Bond Fund	1,009,902	8,667,368
Defensive Bond Fund	615,801	6,552,305
Multisector Bond Fund	15,153,574	10,152,636
Alternatives Fund	—	5,877,101

Morningstar Funds Trust    October 31, 2024 (unaudited)

Notes to Financial Statements (continued)
Morningstar Funds
International Equity Fund	6,699,872
9. Principal Ownership
As of October 31, 2024, the Funds had omnibus accounts owning more than 5% of the total Institutional shares outstanding of each Fund as follows:
Morningstar Funds	Number of Shareholders	% Ownership[1]
U.S. Equity Fund	4	99%
International Equity Fund	4	99%
Global Income Fund	4	99%
Total Return Bond Fund	4	99%
Municipal Bond Fund	4	99%
Defensive Bond Fund	3	95%
Multisector Bond Fund	4	99%
Global Opportunistic Equity Fund	4	99%
Alternatives Fund	4	99%

[1]Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Funds.
10. Line of Credit
The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount of 1.25% above the Federal Funds rate. In addition, an administration fee of $10,000 is payable annually and allocated among the Funds based on net assets.
During the six months ended October 31, 2024, the Funds made no borrowings against the line of credit.
11. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Proxy Disclosures for Open-End Management Investment Companies
Not applicable.

Morningstar Funds Trust    October 31, 2024 (unaudited)

Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

Morningstar Funds Trust is available to citizens or legal residents of the United States or its territories through investment platforms provided by financial institutions on a stand-alone basis and/or part of a model portfolio designed and maintained by a financial institution including the Adviser.
Adviser
Morningstar Investment Management LLC
22 West Washington Street
Chicago, Illinois 60602
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Prospectus
Please go to http://connect.rightprospectus.com/Morningstar
to access the Morningstar Funds Trust prospectus.
Shareholder Rights
When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance.
This report is general information for the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Report to shareholders under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for this reporting period.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5)  There has been no change to the registrant's independent public accountant during the reporting period.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By /s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 26, 2024

By /s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: December 26, 2024